UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04236
JPMorgan Trust II
(Exact name of registrant as specified in charter)

390 Madison Avenue
New York, NY 10017
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
390 Madison Avenue
New York, NY 10017
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2026

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Equity Income Fund

Class A Shares/Ticker: OIEIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class A Shares)	$105	0.95%
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 21.53% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the information technology and communication services sectors detracted from relative performance.
  The Fund's underweight allocation to Micron Technology and Intel detracted from relative performance.
  The Fund's security selection in the health care and utilities sectors contributed to relative  performance.
  The Fund's overweight allocation to Seagate Technology and Corning contributed to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class A Shares)	February 18, 1992	15.13%	8.55%	10.68%
JPMorgan Equity Income Fund (Class A Shares) - excluding sales charge		21.53	9.73	11.28
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$43,500,830
Total number of portfolio holdings	83
Portfolio turnover rate	38%
Total advisory fees paid (000's)	$173,069
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Industrial Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OIEIX-626
JPMorgan Equity Income Fund - Class A
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Equity Income Fund

Class C Shares/Ticker: OINCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class C Shares)	$160	1.45%
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 20.91% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the information technology and communication services sectors detracted from relative performance.
  The Fund's underweight allocation to Micron Technology and Intel detracted from relative performance.
  The Fund's security selection in the health care and utilities sectors contributed to relative  performance.
  The Fund's overweight allocation to Seagate Technology and Corning contributed to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class C Shares)	November 4, 1997	19.91%	9.17%	10.83%
JPMorgan Equity Income Fund (Class C Shares) - excluding sales charge		20.91	9.17	10.83
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$43,500,830
Total number of portfolio holdings	83
Portfolio turnover rate	38%
Total advisory fees paid (000's)	$173,069
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Industrial Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OINCX-626
JPMorgan Equity Income Fund - Class C
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Equity Income Fund
Class I Shares/Ticker: HLIEX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class I Shares)	$77	0.69%
How did the Fund Perform?
The Fund's Class I Shares returned 21.82% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the information technology and communication services sectors detracted from relative performance.
  The Fund's underweight allocation to Micron Technology and Intel detracted from relative performance.
  The Fund's security selection in the health care and utilities sectors contributed to relative  performance.
  The Fund's overweight allocation to Seagate Technology and Corning contributed to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class I Shares)	July 2, 1987	21.82%	10.01%	11.56%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$43,500,830
Total number of portfolio holdings	83
Portfolio turnover rate	38%
Total advisory fees paid (000's)	$173,069
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Industrial Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
HLIEX-626
JPMorgan Equity Income Fund - Class I
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Equity Income Fund
Class R2 Shares/Ticker: OIEFX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class R2 Shares)	$133	1.20%
How did the Fund Perform?
The Fund's Class R2 Shares returned 21.23% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the information technology and communication services sectors detracted from relative performance.
  The Fund's underweight allocation to Micron Technology and Intel detracted from relative performance.
  The Fund's security selection in the health care and utilities sectors contributed to relative  performance.
  The Fund's overweight allocation to Seagate Technology and Corning contributed to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class R2 Shares)	February 28, 2011	21.23%	9.45%	10.99%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$43,500,830
Total number of portfolio holdings	83
Portfolio turnover rate	38%
Total advisory fees paid (000's)	$173,069
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Industrial Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OIEFX-626
JPMorgan Equity Income Fund - Class R2
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Equity Income Fund
Class R3 Shares/Ticker: OIEPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class R3 Shares)	$105	0.95%
How did the Fund Perform?
The Fund's Class R3 Shares returned 21.55% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the information technology and communication services sectors detracted from relative performance.
  The Fund's underweight allocation to Micron Technology and Intel detracted from relative performance.
  The Fund's security selection in the health care and utilities sectors contributed to relative  performance.
  The Fund's overweight allocation to Seagate Technology and Corning contributed to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class R3 Shares)	September 9, 2016	21.55%	9.73%	11.28%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns for Class R3 Shares would have been similar to those shown because Class R3 Shares currently have the same expenses as Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$43,500,830
Total number of portfolio holdings	83
Portfolio turnover rate	38%
Total advisory fees paid (000's)	$173,069
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Industrial Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OIEPX-626
JPMorgan Equity Income Fund - Class R3
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Equity Income Fund
Class R4 Shares/Ticker: OIEQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class R4 Shares)	$77	0.70%
How did the Fund Perform?
The Fund's Class R4 Shares returned 21.83% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the information technology and communication services sectors detracted from relative performance.
  The Fund's underweight allocation to Micron Technology and Intel detracted from relative performance.
  The Fund's security selection in the health care and utilities sectors contributed to relative  performance.
  The Fund's overweight allocation to Seagate Technology and Corning contributed to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class R4 Shares)	September 9, 2016	21.83%	10.00%	11.56%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been similar to those shown because Class R4 Shares had similar expenses to Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$43,500,830
Total number of portfolio holdings	83
Portfolio turnover rate	38%
Total advisory fees paid (000's)	$173,069
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Industrial Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OIEQX-626
JPMorgan Equity Income Fund - Class R4
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Equity Income Fund

Class R5 Shares/Ticker: OIERX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class R5 Shares)	$61	0.55%
How did the Fund Perform?
The Fund's Class R5 Shares returned 22.06% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the information technology and communication services sectors detracted from relative performance.
  The Fund's underweight allocation to Micron Technology and Intel detracted from relative performance.
  The Fund's security selection in the health care and utilities sectors contributed to relative  performance.
  The Fund's overweight allocation to Seagate Technology and Corning contributed to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class R5 Shares)	February 28, 2011	22.06%	10.18%	11.74%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$43,500,830
Total number of portfolio holdings	83
Portfolio turnover rate	38%
Total advisory fees paid (000's)	$173,069
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Industrial Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OIERX-626
JPMorgan Equity Income Fund - Class R5
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Equity Income Fund

Class R6 Shares/Ticker: OIEJX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class R6 Shares)	$50	0.45%
How did the Fund Perform?
The Fund's Class R6 Shares returned 22.12% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the information technology and communication services sectors detracted from relative performance.
  The Fund's underweight allocation to Micron Technology and Intel detracted from relative performance.
  The Fund's security selection in the health care and utilities sectors contributed to relative  performance.
  The Fund's overweight allocation to Seagate Technology and Corning contributed to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class R6 Shares)	January 31, 2012	22.12%	10.28%	11.84%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$43,500,830
Total number of portfolio holdings	83
Portfolio turnover rate	38%
Total advisory fees paid (000's)	$173,069
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Industrial Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OIEJX-626
JPMorgan Equity Income Fund - Class R6
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Equity Index Fund

Class A Shares/Ticker: OGEAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Index Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Index Fund (Class A Shares)	$50	0.45%
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 21.77% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% for the twelve months ended June 30, 2026.
  Consistent with its indexing strategy, the Fund closely tracked the total return of the Index.
  For the twelve months ended June 30, 2026, U.S. large-cap equities provided strong returns as results were supported by solid earnings growth. Earnings improved as results came in better than expected. Leadership remained concentrated in mega-cap technology, helped by continued AI enthusiasm and investment. Volatility persisted at times as investors weighed macro and policy risks. Oil price moves tied to the U.S.-Iran conflict added to inflation concerns and contributed to market uncertainty.
  All sectors in the Index produced positive returns. Information technology and energy were the best performing sectors, with both providing returns over 20%. Financials and consumer staples were the lowest returning sectors, with both in the mid-single-digit range.
  The Fund achieved its indexing objective by following a full replication approach, owning all stocks in the Index in nearly the same weights. Further cash was minimized, and cash held was equitized with futures to limit any drag on performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Index Fund (Class A Shares)	February 18, 1992	15.38%	11.68%	14.37%
JPMorgan Equity Index Fund (Class A Shares) - excluding sales charge		21.77	12.89	14.99
S&P 500 Index		22.32	13.41	15.51
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the Fund and the S&P 500 Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets (000's)	$13,895,155
Total number of portfolio holdings	508
Portfolio turnover rate	9%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Diversification Risk” to its prospectus as of December 1, 2025. This disclosure was added because the Fund, which is classified as “diversified” under the 1940 Act, may operate as a “non-diversified” fund, as defined by the 1940 Act, to the approximate extent the S&P 500 Index is non-diversified. The Fund may, therefore, operate as a non-diversified fund solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500 Index. A non-diversified fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities. The value of the Fund’s shares may also be more volatile than the value of a fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OGEAX-626
JPMorgan Equity Index Fund - Class A
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Equity Index Fund

Class C Shares/Ticker: OEICX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Index Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Index Fund (Class C Shares)	$116	1.05%
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 21.04% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% for the twelve months ended June 30, 2026.
  Consistent with its indexing strategy, the Fund closely tracked the total return of the Index.
  For the twelve months ended June 30, 2026, U.S. large-cap equities provided strong returns as results were supported by solid earnings growth. Earnings improved as results came in better than expected. Leadership remained concentrated in mega-cap technology, helped by continued AI enthusiasm and investment. Volatility persisted at times as investors weighed macro and policy risks. Oil price moves tied to the U.S.-Iran conflict added to inflation concerns and contributed to market uncertainty.
  All sectors in the Index produced positive returns. Information technology and energy were the best performing sectors, with both providing returns over 20%. Financials and consumer staples were the lowest returning sectors, with both in the mid-single-digit range.
  The Fund achieved its indexing objective by following a full replication approach, owning all stocks in the Index in nearly the same weights. Further cash was minimized, and cash held was equitized with futures to limit any drag on performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Index Fund (Class C Shares)	November 4, 1997	20.04%	12.22%	14.43%
JPMorgan Equity Index Fund (Class C Shares) - excluding sales charge		21.04	12.22	14.43
S&P 500 Index		22.32	13.41	15.51
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the Fund and the S&P 500 Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets (000's)	$13,895,155
Total number of portfolio holdings	508
Portfolio turnover rate	9%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Diversification Risk” to its prospectus as of December 1, 2025. This disclosure was added because the Fund, which is classified as “diversified” under the 1940 Act, may operate as a “non-diversified” fund, as defined by the 1940 Act, to the approximate extent the S&P 500 Index is non-diversified. The Fund may, therefore, operate as a non-diversified fund solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500 Index. A non-diversified fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities. The value of the Fund’s shares may also be more volatile than the value of a fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OEICX-626
JPMorgan Equity Index Fund - Class C
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Equity Index Fund
Class I Shares/Ticker: HLEIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Index Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Index Fund (Class I Shares)	$22	0.20%
How did the Fund Perform?
The Fund's Class I Shares returned 22.09% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% for the twelve months ended June 30, 2026.
  Consistent with its indexing strategy, the Fund closely tracked the total return of the Index.
  For the twelve months ended June 30, 2026, U.S. large-cap equities provided strong returns as results were supported by solid earnings growth. Earnings improved as results came in better than expected. Leadership remained concentrated in mega-cap technology, helped by continued AI enthusiasm and investment. Volatility persisted at times as investors weighed macro and policy risks. Oil price moves tied to the U.S.-Iran conflict added to inflation concerns and contributed to market uncertainty.
  All sectors in the Index produced positive returns. Information technology and energy were the best performing sectors, with both providing returns over 20%. Financials and consumer staples were the lowest returning sectors, with both in the mid-single-digit range.
  The Fund achieved its indexing objective by following a full replication approach, owning all stocks in the Index in nearly the same weights. Further cash was minimized, and cash held was equitized with futures to limit any drag on performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Index Fund (Class I Shares)	July 2, 1991	22.09%	13.17%	15.28%
S&P 500 Index		22.32	13.41	15.51
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the Fund and the S&P 500 Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets (000's)	$13,895,155
Total number of portfolio holdings	508
Portfolio turnover rate	9%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Diversification Risk” to its prospectus as of December 1, 2025. This disclosure was added because the Fund, which is classified as “diversified” under the 1940 Act, may operate as a “non-diversified” fund, as defined by the 1940 Act, to the approximate extent the S&P 500 Index is non-diversified. The Fund may, therefore, operate as a non-diversified fund solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500 Index. A non-diversified fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities. The value of the Fund’s shares may also be more volatile than the value of a fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
HLEIX-626
JPMorgan Equity Index Fund - Class I
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Equity Index Fund
Class R6 Shares/Ticker: OGFAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Index Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Index Fund (Class R6 Shares)	$5	0.04%
How did the Fund Perform?
The Fund's Class R6 Shares returned 22.27% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% for the twelve months ended June 30, 2026.
  Consistent with its indexing strategy, the Fund closely tracked the total return of the Index.
  For the twelve months ended June 30, 2026, U.S. large-cap equities provided strong returns as results were supported by solid earnings growth. Earnings improved as results came in better than expected. Leadership remained concentrated in mega-cap technology, helped by continued AI enthusiasm and investment. Volatility persisted at times as investors weighed macro and policy risks. Oil price moves tied to the U.S.-Iran conflict added to inflation concerns and contributed to market uncertainty.
  All sectors in the Index produced positive returns. Information technology and energy were the best performing sectors, with both providing returns over 20%. Financials and consumer staples were the lowest returning sectors, with both in the mid-single-digit range.
  The Fund achieved its indexing objective by following a full replication approach, owning all stocks in the Index in nearly the same weights. Further cash was minimized, and cash held was equitized with futures to limit any drag on performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Index Fund (Class R6 Shares)	September 1, 2016	22.27%	13.35%	15.45%
S&P 500 Index		22.32	13.41	15.51
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the Fund and the S&P 500 Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets (000's)	$13,895,155
Total number of portfolio holdings	508
Portfolio turnover rate	9%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Diversification Risk” to its prospectus as of December 1, 2025. This disclosure was added because the Fund, which is classified as “diversified” under the 1940 Act, may operate as a “non-diversified” fund, as defined by the 1940 Act, to the approximate extent the S&P 500 Index is non-diversified. The Fund may, therefore, operate as a non-diversified fund solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500 Index. A non-diversified fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities. The value of the Fund’s shares may also be more volatile than the value of a fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OGFAX-626
JPMorgan Equity Index Fund - Class R6
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Investor Balanced Fund
Class A Shares/Ticker: OGIAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Balanced Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Balanced Fund (Class A Shares)	$60	0.56%
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 11.85% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the Bloomberg US Intermediate Aggregate Index (the "Index") returned 3.76%, the Russell 3000 Index returned 22.82%, the MSCI EAFE Index (net total return) returned 20.23%, and the Lipper Mixed-Asset Target Allocation Moderate Funds Index returned 13.68% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all-fixed income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Balanced Fund (Class A Shares)	December 10, 1996	6.79%	4.75%	7.27%
JPMorgan Investor Balanced Fund (Class A Shares) - excluding sales charge		11.85	5.71	7.77
Bloomberg US Aggregate Index		3.79	0.08	1.54
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
Russell 3000 Index		22.82	12.31	15.06
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Moderate Funds Index		13.68	6.30	8.09
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the Fund, the Bloomberg US Aggregate Index, the Bloomberg US Intermediate Aggregate Index, the Russell 3000 Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Moderate Funds Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Moderate Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg US Aggregate Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through, and asset-backed securities. The Bloomberg US Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Moderate Funds Index consists of funds that by portfolio practice maintain a mix of between 40% to 60% equity securities, with the remainder invested in bonds, cash and cash equivalents. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$5,905,858
Total number of portfolio holdings	26
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$2,822
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OGIAX-626
JPMorgan Investor Balanced Fund - Class A
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Investor Balanced Fund

Class C Shares/Ticker: OGBCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Balanced Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Balanced Fund (Class C Shares)	$112	1.06%
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 11.33% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the Bloomberg US Intermediate Aggregate Index (the "Index") returned 3.76%, the Russell 3000 Index returned 22.82%, the MSCI EAFE Index (net total return) returned 20.23%, and the Lipper Mixed-Asset Target Allocation Moderate Funds Index returned 13.68% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all-fixed income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Balanced Fund (Class C Shares)	July 1, 1997	10.33%	5.19%	7.31%
JPMorgan Investor Balanced Fund (Class C Shares) - excluding sales charge		11.33	5.19	7.31
Bloomberg US Aggregate Index		3.79	0.08	1.54
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
Russell 3000 Index		22.82	12.31	15.06
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Moderate Funds Index		13.68	6.30	8.09
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the Fund, the Bloomberg US Aggregate Index, the Bloomberg US Intermediate Aggregate Index, the Russell 3000 Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Moderate Funds Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Moderate Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg US Aggregate Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through, and asset-backed securities. The Bloomberg US Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Moderate Funds Index consists of funds that by portfolio practice maintain a mix of between 40% to 60% equity securities, with the remainder invested in bonds, cash and cash equivalents. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$5,905,858
Total number of portfolio holdings	26
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$2,822
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OGBCX-626
JPMorgan Investor Balanced Fund - Class C
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Investor Balanced Fund
Class I Shares/Ticker: OIBFX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Balanced Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Balanced Fund (Class I Shares)	$33	0.31%
How did the Fund Perform?
The Fund's Class I Shares returned 12.16% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the Bloomberg US Intermediate Aggregate Index (the "Index") returned 3.76%, the Russell 3000 Index returned 22.82%, the MSCI EAFE Index (net total return) returned 20.23%, and the Lipper Mixed-Asset Target Allocation Moderate Funds Index returned 13.68% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all-fixed income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Balanced Fund (Class I Shares)	December 10, 1996	12.16%	5.98%	8.05%
Bloomberg US Aggregate Index		3.79	0.08	1.54
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
Russell 3000 Index		22.82	12.31	15.06
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Moderate Funds Index		13.68	6.30	8.09
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the Fund, the Bloomberg US Aggregate Index, the Bloomberg US Intermediate Aggregate Index, the Russell 3000 Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Moderate Funds Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Moderate Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg US Aggregate Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through, and asset-backed securities. The Bloomberg US Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Moderate Funds Index consists of funds that by portfolio practice maintain a mix of between 40% to 60% equity securities, with the remainder invested in bonds, cash and cash equivalents. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$5,905,858
Total number of portfolio holdings	26
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$2,822
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OIBFX-626
JPMorgan Investor Balanced Fund - Class I
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Investor Balanced Fund

Class R6 Shares/Ticker: JFQUX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Balanced Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Balanced Fund (Class R6 Shares)	$6	0.06%
How did the Fund Perform?
The Fund's Class R6 Shares returned 12.38% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the Bloomberg US Intermediate Aggregate Index (the "Index") returned 3.76%, the Russell 3000 Index returned 22.82%, the MSCI EAFE Index (net total return) returned 20.23%, and the Lipper Mixed-Asset Target Allocation Moderate Funds Index returned 13.68% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all-fixed income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Balanced Fund (Class R6 Shares)	July 31, 2017	12.38%	6.24%	8.26%
Bloomberg US Aggregate Index		3.79	0.08	1.54
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
Russell 3000 Index		22.82	12.31	15.06
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Moderate Funds Index		13.68	6.30	8.09
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the Fund, the Bloomberg US Aggregate Index, the Bloomberg US Intermediate Aggregate Index, the Russell 3000 Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Moderate Funds Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Moderate Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg US Aggregate Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through, and asset-backed securities. The Bloomberg US Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Moderate Funds Index consists of funds that by portfolio practice maintain a mix of between 40% to 60% equity securities, with the remainder invested in bonds, cash and cash equivalents. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$5,905,858
Total number of portfolio holdings	26
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$2,822
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JFQUX-626
JPMorgan Investor Balanced Fund - Class R6
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Investor Conservative Growth Fund

Class A Shares/Ticker: OICAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Conservative Growth Fund (Class A Shares)	$59	0.57%
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 8.66% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the Bloomberg US Intermediate Aggregate Index (the "Index") returned 3.76%, the Russell 3000 Index returned 22.82%, the MSCI EAFE Index (net total return) returned 20.23%, and the Lipper Mixed-Asset Target Allocation Conservative Funds Index returned 10.45% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all fixed-income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Conservative Growth Fund (Class A Shares)	December 10, 1996	3.74%	2.78%	4.91%
JPMorgan Investor Conservative Growth Fund (Class A Shares) - excluding sales charge		8.66	3.72	5.39
Bloomberg US Aggregate Index		3.79	0.08	1.54
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
Russell 3000 Index		22.82	12.31	15.06
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Conservative Funds Index		10.45	3.90	5.26
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the Fund, the Bloomberg US Aggregate Index, the Bloomberg US Intermediate Aggregate Index, the Russell 3000 Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Conservative Funds Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Conservative Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg US  Aggregate Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through, and asset-backed securities. The Bloomberg US Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Conservative Funds Index consists of funds that by portfolio practice maintain a mix of between 20% to 40% equity securities, with the remainder invested in bonds, cash and cash equivalents. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates(collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$4,462,933
Total number of portfolio holdings	26
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$2,077
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OICAX-626
JPMorgan Investor Conservative Growth Fund - Class A
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Investor Conservative Growth Fund

Class C Shares/Ticker: OCGCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Conservative Growth Fund (Class C Shares)	$111	1.07%
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 8.17% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the Bloomberg US Intermediate Aggregate Index (the "Index") returned 3.76%, the Russell 3000 Index returned 22.82%, the MSCI EAFE Index (net total return) returned 20.23%, and the Lipper Mixed-Asset Target Allocation Conservative Funds Index returned 10.45% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all fixed-income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Conservative Growth Fund (Class C Shares)	July 1, 1997	7.17%	3.20%	4.95%
JPMorgan Investor Conservative Growth Fund (Class C Shares) - excluding sales charge		8.17	3.20	4.95
Bloomberg US Aggregate Index		3.79	0.08	1.54
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
Russell 3000 Index		22.82	12.31	15.06
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Conservative Funds Index		10.45	3.90	5.26
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the Fund, the Bloomberg US Aggregate Index, the Bloomberg US Intermediate Aggregate Index, the Russell 3000 Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Conservative Funds Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Conservative Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg US  Aggregate Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through, and asset-backed securities. The Bloomberg US Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Conservative Funds Index consists of funds that by portfolio practice maintain a mix of between 20% to 40% equity securities, with the remainder invested in bonds, cash and cash equivalents. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates(collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$4,462,933
Total number of portfolio holdings	26
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$2,077
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OCGCX-626
JPMorgan Investor Conservative Growth Fund - Class C
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Investor Conservative Growth Fund

Class I Shares/Ticker: ONCFX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Conservative Growth Fund (Class I Shares)	$33	0.31%
How did the Fund Perform?
The Fund's Class I Shares returned 8.86% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the Bloomberg US Intermediate Aggregate Index (the "Index") returned 3.76%, the Russell 3000 Index returned 22.82%, the MSCI EAFE Index (net total return) returned 20.23%, and the Lipper Mixed-Asset Target Allocation Conservative Funds Index returned 10.45% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all fixed-income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Conservative Growth Fund (Class I Shares)	December 10, 1996	8.86%	3.98%	5.65%
Bloomberg US Aggregate Index		3.79	0.08	1.54
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
Russell 3000 Index		22.82	12.31	15.06
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Conservative Funds Index		10.45	3.90	5.26
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the Fund, the Bloomberg US Aggregate Index, the Bloomberg US Intermediate Aggregate Index, the Russell 3000 Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Conservative Funds Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Conservative Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg US  Aggregate Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through, and asset-backed securities. The Bloomberg US Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Conservative Funds Index consists of funds that by portfolio practice maintain a mix of between 20% to 40% equity securities, with the remainder invested in bonds, cash and cash equivalents. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates(collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$4,462,933
Total number of portfolio holdings	26
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$2,077
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
ONCFX-626
JPMorgan Investor Conservative Growth Fund - Class I
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Investor Conservative Growth Fund

Class R6 Shares/Ticker: JFLJX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Conservative Growth Fund (Class R6 Shares)	$7	0.06%
How did the Fund Perform?
The Fund's Class R6 Shares returned 9.14% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the Bloomberg US Intermediate Aggregate Index (the "Index") returned 3.76%, the Russell 3000 Index returned 22.82%, the MSCI EAFE Index (net total return) returned 20.23%, and the Lipper Mixed-Asset Target Allocation Conservative Funds Index returned 10.45% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all fixed-income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Conservative Growth Fund (Class R6 Shares)	July 31, 2017	9.14%	4.24%	5.86%
Bloomberg US Aggregate Index		3.79	0.08	1.54
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
Russell 3000 Index		22.82	12.31	15.06
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Conservative Funds Index		10.45	3.90	5.26
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the Fund, the Bloomberg US Aggregate Index, the Bloomberg US Intermediate Aggregate Index, the Russell 3000 Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Conservative Funds Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Conservative Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg US  Aggregate Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through, and asset-backed securities. The Bloomberg US Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Conservative Funds Index consists of funds that by portfolio practice maintain a mix of between 20% to 40% equity securities, with the remainder invested in bonds, cash and cash equivalents. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates(collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$4,462,933
Total number of portfolio holdings	26
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$2,077
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JFLJX-626
JPMorgan Investor Conservative Growth Fund - Class R6
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Investor Growth Fund

Class A Shares/Ticker: ONGAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth Fund (Class A Shares)	$60	0.55%
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 17.90% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82%, the Bloomberg US Intermediate Aggregate Index returned 3.76%, the MSCI EAFE Index (net total return) returned 20.23% and the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds returned 22.79% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth Fund (Class A Shares)	December 10, 1996	12.59%	7.96%	11.41%
JPMorgan Investor Growth Fund (Class A Shares) - excluding sales charge		17.90	8.96	11.92
Russell 3000 Index		22.82	12.31	15.06
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		22.79	9.19	11.52
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the Fund, the Russell 3000 Index, the Bloomberg US Intermediate Aggregate Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Bloomberg US Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Index consists of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates(collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$7,096,260
Total number of portfolio holdings	24
Portfolio turnover rate	4%
Total advisory fees paid (000's)	$3,205
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
ONGAX-626
JPMorgan Investor Growth Fund - Class A
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Investor Growth Fund
Class C Shares/Ticker: OGGCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth Fund (Class C Shares)	$116	1.07%
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 17.32% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82%, the Bloomberg US Intermediate Aggregate Index returned 3.76%, the MSCI EAFE Index (net total return) returned 20.23% and the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds returned 22.79% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth Fund (Class C Shares)	July 1, 1997	16.32%	8.39%	11.43%
JPMorgan Investor Growth Fund (Class C Shares) - excluding sales charge		17.32	8.39	11.43
Russell 3000 Index		22.82	12.31	15.06
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		22.79	9.19	11.52
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the Fund, the Russell 3000 Index, the Bloomberg US Intermediate Aggregate Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Bloomberg US Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Index consists of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates(collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$7,096,260
Total number of portfolio holdings	24
Portfolio turnover rate	4%
Total advisory fees paid (000's)	$3,205
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OGGCX-626
JPMorgan Investor Growth Fund - Class C
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Investor Growth Fund
Class I Shares/Ticker: ONIFX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth Fund (Class I Shares)	$34	0.31%
How did the Fund Perform?
The Fund's Class I Shares returned 18.19% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82%, the Bloomberg US Intermediate Aggregate Index returned 3.76%, the MSCI EAFE Index (net total return) returned 20.23% and the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds returned 22.79% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth Fund (Class I Shares)	December 10, 1996	18.19%	9.21%	12.19%
Russell 3000 Index		22.82	12.31	15.06
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		22.79	9.19	11.52
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the Fund, the Russell 3000 Index, the Bloomberg US Intermediate Aggregate Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Bloomberg US Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Index consists of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates(collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$7,096,260
Total number of portfolio holdings	24
Portfolio turnover rate	4%
Total advisory fees paid (000's)	$3,205
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
ONIFX-626
JPMorgan Investor Growth Fund - Class I
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Investor Growth Fund

Class R6 Shares/Ticker: JFTUX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth Fund (Class R6 Shares)	$7	0.07%
How did the Fund Perform?
The Fund's Class R6 Shares returned 18.48% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82%, the Bloomberg US Intermediate Aggregate Index returned 3.76%, the MSCI EAFE Index (net total return) returned 20.23% and the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds returned 22.79% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth Fund (Class R6 Shares)	July 31, 2017	18.48%	9.48%	12.40%
Russell 3000 Index		22.82	12.31	15.06
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		22.79	9.19	11.52
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the Fund, the Russell 3000 Index, the Bloomberg US Intermediate Aggregate Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Bloomberg US Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Index consists of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates(collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$7,096,260
Total number of portfolio holdings	24
Portfolio turnover rate	4%
Total advisory fees paid (000's)	$3,205
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JFTUX-626
JPMorgan Investor Growth Fund - Class R6
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Investor Growth & Income Fund

Class A Shares/Ticker: ONGIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth & Income Fund (Class A Shares)	$59	0.55%
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 14.45% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82%, the Bloomberg US Intermediate Aggregate Index returned 3.76%, the MSCI EAFE Index (net total return) returned 20.23% and the Lipper Mixed-Asset Target Allocation Growth Funds Index returned 17.34% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth & Income Fund (Class A Shares)	December 10, 1996	9.27%	6.20%	9.24%
JPMorgan Investor Growth & Income Fund (Class A Shares) - excluding sales charge		14.45	7.18	9.74
Russell 3000 Index		22.82	12.31	15.06
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Growth Funds Index		17.34	7.70	9.97
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the Fund, the Russell 3000 Index, the Bloomberg US Intermediate Aggregate Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Growth Funds Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Growth Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Bloomberg US Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity marketperformance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Growth Funds Index consists of funds that by portfolio practice maintain a mix of between 60% to 80% equity securities, with the remainder invested in bonds, cash and cash equivalents. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates(collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$5,491,957
Total number of portfolio holdings	25
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$2,563
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
ONGIX-626
JPMorgan Investor Growth & Income Fund - Class A
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Investor Growth & Income Fund
Class C Shares/Ticker: ONECX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth & Income Fund (Class C Shares)	$115	1.07%
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 13.80% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82%, the Bloomberg US Intermediate Aggregate Index returned 3.76%, the MSCI EAFE Index (net total return) returned 20.23% and the Lipper Mixed-Asset Target Allocation Growth Funds Index returned 17.34% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth & Income Fund (Class C Shares)	July 1, 1997	12.80%	6.62%	9.27%
JPMorgan Investor Growth & Income Fund (Class C Shares) - excluding sales charge		13.80	6.62	9.27
Russell 3000 Index		22.82	12.31	15.06
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Growth Funds Index		17.34	7.70	9.97
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the Fund, the Russell 3000 Index, the Bloomberg US Intermediate Aggregate Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Growth Funds Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Growth Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Bloomberg US Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity marketperformance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Growth Funds Index consists of funds that by portfolio practice maintain a mix of between 60% to 80% equity securities, with the remainder invested in bonds, cash and cash equivalents. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates(collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$5,491,957
Total number of portfolio holdings	25
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$2,563
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
ONECX-626
JPMorgan Investor Growth & Income Fund - Class C
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Investor Growth & Income Fund
Class I Shares/Ticker: ONGFX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth & Income Fund (Class I Shares)	$34	0.31%
How did the Fund Perform?
The Fund's Class I Shares returned 14.64% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82%, the Bloomberg US Intermediate Aggregate Index returned 3.76%, the MSCI EAFE Index (net total return) returned 20.23% and the Lipper Mixed-Asset Target Allocation Growth Funds Index returned 17.34% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth & Income Fund (Class I Shares)	December 10, 1996	14.64%	7.43%	10.00%
Russell 3000 Index		22.82	12.31	15.06
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Growth Funds Index		17.34	7.70	9.97
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the Fund, the Russell 3000 Index, the Bloomberg US Intermediate Aggregate Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Growth Funds Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Growth Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Bloomberg US Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity marketperformance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Growth Funds Index consists of funds that by portfolio practice maintain a mix of between 60% to 80% equity securities, with the remainder invested in bonds, cash and cash equivalents. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates(collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$5,491,957
Total number of portfolio holdings	25
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$2,563
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
ONGFX-626
JPMorgan Investor Growth & Income Fund - Class I
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Investor Growth & Income Fund

Class R6 Shares/Ticker: JFBUX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth & Income Fund (Class R6 Shares)	$7	0.06%
How did the Fund Perform?
The Fund's Class R6 Shares returned 14.98% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82%, the Bloomberg US Intermediate Aggregate Index returned 3.76%, the MSCI EAFE Index (net total return) returned 20.23% and the Lipper Mixed-Asset Target Allocation Growth Funds Index returned 17.34% for the twelve months ended June 30, 2026.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth & Income Fund (Class R6 Shares)	July 31, 2017	14.98%	7.70%	10.22%
Russell 3000 Index		22.82	12.31	15.06
Bloomberg US Intermediate Aggregate Index		3.76	0.97	1.74
MSCI EAFE Index (net total return)		20.23	9.05	9.66
Lipper Mixed-Asset Target Allocation Growth Funds Index		17.34	7.70	9.97
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the Fund, the Russell 3000 Index, the Bloomberg US Intermediate Aggregate Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Growth Funds Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Growth Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Bloomberg US Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity marketperformance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Growth Funds Index consists of funds that by portfolio practice maintain a mix of between 60% to 80% equity securities, with the remainder invested in bonds, cash and cash equivalents. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates(collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$5,491,957
Total number of portfolio holdings	25
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$2,563
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JFBUX-626
JPMorgan Investor Growth & Income Fund - Class R6
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Large Cap Growth Fund

Class A Shares/Ticker: OLGAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class A Shares)	$101	0.94%
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 14.97% for the twelve months ended June 30, 2026. The Russell 1000 Index returned 22.02% and the Russell 1000 Growth Index ("the Index") returned 17.71% for the twelve months ended June 30, 2026.
  The Fund’s overweight allocation to the health care sector and security selection in the consumer discretionary sector detracted from relative performance.
  The Fund’s underweight allocation to Apple and not owning KLA detracted from relative performance.
  The Fund’s security selection in the telecommunications and industrials sectors contributed to relative performance.
  The Fund’s overweight allocation to Western Digital and underweight allocation to Microsoft contributed to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class A Shares)	February 22, 1994	8.93%	10.89%	19.07%
JPMorgan Large Cap Growth Fund (Class A Shares) - excluding sales charge		14.97	12.10	19.71
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Growth Index		17.71	13.71	18.58
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the Fund, the Russell 1000 Index and the Russell 1000 Growth Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$121,692,648
Total number of portfolio holdings	82
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$503,730
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OLGAX-626
JPMorgan Large Cap Growth Fund - Class A
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Large Cap Growth Fund

Class C Shares/Ticker: OLGCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class C Shares)	$154	1.44%
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 14.42% for the twelve months ended June 30, 2026. The Russell 1000 Index returned 22.02% and the Russell 1000 Growth Index ("the Index") returned 17.71% for the twelve months ended June 30, 2026.
  The Fund’s overweight allocation to the health care sector and security selection in the consumer discretionary sector detracted from relative performance.
  The Fund’s underweight allocation to Apple and not owning KLA detracted from relative performance.
  The Fund’s security selection in the telecommunications and industrials sectors contributed to relative performance.
  The Fund’s overweight allocation to Western Digital and underweight allocation to Microsoft contributed to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class C Shares)	November 4, 1997	13.42%	11.54%	19.23%
JPMorgan Large Cap Growth Fund (Class C Shares) - excluding sales charge		14.42	11.54	19.23
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Growth Index		17.71	13.71	18.58
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the Fund, the Russell 1000 Index and the Russell 1000 Growth Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$121,692,648
Total number of portfolio holdings	82
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$503,730
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OLGCX-626
JPMorgan Large Cap Growth Fund - Class C
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Large Cap Growth Fund

Class I Shares/Ticker: SEEGX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class I Shares)	$74	0.69%
How did the Fund Perform?
The Fund's Class I Shares returned 15.26% for the twelve months ended June 30, 2026. The Russell 1000 Index returned 22.02% and the Russell 1000 Growth Index ("the Index") returned 17.71% for the twelve months ended June 30, 2026.
  The Fund’s overweight allocation to the health care sector and security selection in the consumer discretionary sector detracted from relative performance.
  The Fund’s underweight allocation to Apple and not owning KLA detracted from relative performance.
  The Fund’s security selection in the telecommunications and industrials sectors contributed to relative performance.
  The Fund’s overweight allocation to Western Digital and underweight allocation to Microsoft contributed to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class I Shares)	February 28, 1992	15.26%	12.38%	19.99%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Growth Index		17.71	13.71	18.58
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the Fund, the Russell 1000 Index and the Russell 1000 Growth Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$121,692,648
Total number of portfolio holdings	82
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$503,730
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
SEEGX-626
JPMorgan Large Cap Growth Fund - Class I
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Large Cap Growth Fund

Class R2 Shares/Ticker: JLGZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class R2 Shares)	$127	1.19%
How did the Fund Perform?
The Fund's Class R2 Shares returned 14.69% for the twelve months ended June 30, 2026. The Russell 1000 Index returned 22.02% and the Russell 1000 Growth Index ("the Index") returned 17.71% for the twelve months ended June 30, 2026.
  The Fund’s overweight allocation to the health care sector and security selection in the consumer discretionary sector detracted from relative performance.
  The Fund’s underweight allocation to Apple and not owning KLA detracted from relative performance.
  The Fund’s security selection in the telecommunications and industrials sectors contributed to relative performance.
  The Fund’s overweight allocation to Western Digital and underweight allocation to Microsoft contributed to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class R2 Shares)	November 3, 2008	14.69%	11.82%	19.41%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Growth Index		17.71	13.71	18.58
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the Fund, the Russell 1000 Index and the Russell 1000 Growth Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$121,692,648
Total number of portfolio holdings	82
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$503,730
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JLGZX-626
JPMorgan Large Cap Growth Fund - Class R2
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Large Cap Growth Fund

Class R3 Shares/Ticker: JLGPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class R3 Shares)	$101	0.94%
How did the Fund Perform?
The Fund's Class R3 Shares returned 14.98% for the twelve months ended June 30, 2026. The Russell 1000 Index returned 22.02% and the Russell 1000 Growth Index ("the Index") returned 17.71% for the twelve months ended June 30, 2026.
  The Fund’s overweight allocation to the health care sector and security selection in the consumer discretionary sector detracted from relative performance.
  The Fund’s underweight allocation to Apple and not owning KLA detracted from relative performance.
  The Fund’s security selection in the telecommunications and industrials sectors contributed to relative performance.
  The Fund’s overweight allocation to Western Digital and underweight allocation to Microsoft contributed to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class R3 Shares)	September 9, 2016	14.98%	12.10%	19.70%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Growth Index		17.71	13.71	18.58
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to their inception dates are based on the performance of Class I Shares. With respect to Class R3 Shares, prior class performance has been adjusted to reflect the differences in expenses between classes.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the Fund, the Russell 1000 Index and the Russell 1000 Growth Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$121,692,648
Total number of portfolio holdings	82
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$503,730
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JLGPX-626
JPMorgan Large Cap Growth Fund - Class R3
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Large Cap Growth Fund

Class R4 Shares/Ticker: JLGQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class R4 Shares)	$74	0.69%
How did the Fund Perform?
The Fund's Class R4 Shares returned 15.26% for the twelve months ended June 30, 2026. The Russell 1000 Index returned 22.02% and the Russell 1000 Growth Index ("the Index") returned 17.71% for the twelve months ended June 30, 2026.
  The Fund’s overweight allocation to the health care sector and security selection in the consumer discretionary sector detracted from relative performance.
  The Fund’s underweight allocation to Apple and not owning KLA detracted from relative performance.
  The Fund’s security selection in the telecommunications and industrials sectors contributed to relative performance.
  The Fund’s overweight allocation to Western Digital and underweight allocation to Microsoft contributed to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class R4 Shares)	September 9, 2016	15.26%	12.38%	19.99%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Growth Index		17.71	13.71	18.58
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to their inception dates are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been similar to those shown because Class R4 Shares had similar expenses to Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the Fund, the Russell 1000 Index and the Russell 1000 Growth Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$121,692,648
Total number of portfolio holdings	82
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$503,730
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JLGQX-626
JPMorgan Large Cap Growth Fund - Class R4
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Large Cap Growth Fund

Class R5 Shares/Ticker: JLGRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class R5 Shares)	$58	0.54%
How did the Fund Perform?
The Fund's Class R5 Shares returned 15.45% for the twelve months ended June 30, 2026. The Russell 1000 Index returned 22.02% and the Russell 1000 Growth Index ("the Index") returned 17.71% for the twelve months ended June 30, 2026.
  The Fund’s overweight allocation to the health care sector and security selection in the consumer discretionary sector detracted from relative performance.
  The Fund’s underweight allocation to Apple and not owning KLA detracted from relative performance.
  The Fund’s security selection in the telecommunications and industrials sectors contributed to relative performance.
  The Fund’s overweight allocation to Western Digital and underweight allocation to Microsoft contributed to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class R5 Shares)	April 14, 2009	15.45%	12.55%	20.18%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Growth Index		17.71	13.71	18.58
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the Fund, the Russell 1000 Index and the Russell 1000 Growth Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$121,692,648
Total number of portfolio holdings	82
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$503,730
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JLGRX-626
JPMorgan Large Cap Growth Fund - Class R5
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Large Cap Growth Fund
Class R6 Shares/Ticker: JLGMX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class R6 Shares)	$47	0.44%
How did the Fund Perform?
The Fund's Class R6 Shares returned 15.56% for the twelve months ended June 30, 2026. The Russell 1000 Index returned 22.02% and the Russell 1000 Growth Index ("the Index") returned 17.71% for the twelve months ended June 30, 2026.
  The Fund’s overweight allocation to the health care sector and security selection in the consumer discretionary sector detracted from relative performance.
  The Fund’s underweight allocation to Apple and not owning KLA detracted from relative performance.
  The Fund’s security selection in the telecommunications and industrials sectors contributed to relative performance.
  The Fund’s overweight allocation to Western Digital and underweight allocation to Microsoft contributed to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class R6 Shares)	November 30, 2010	15.56%	12.66%	20.30%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Growth Index		17.71	13.71	18.58
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the Fund, the Russell 1000 Index and the Russell 1000 Growth Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$121,692,648
Total number of portfolio holdings	82
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$503,730
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JLGMX-626
JPMorgan Large Cap Growth Fund - Class R6
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Large Cap Value Fund
Class A Shares/Ticker: OLVAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class A Shares)	$103	0.93%
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 21.28% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and communication services sectors detracted from performance.
  The Fund's security selection in the information technology sector and underweight allocation to consumer staples contributed to performance.
  The Fund's underweight allocation to Intel and overweight allocation to FMC detracted from performance.
  The Fund's overweight allocation to Western Digital and Corning contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class A Shares)	February 18, 1992	14.89%	9.19%	12.25%
JPMorgan Large Cap Value Fund (Class A Shares) - excluding sales charge		21.28	10.37	12.85
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$5,159,976
Total number of portfolio holdings	103
Portfolio turnover rate	223%
Total advisory fees paid (000's)	$19,528
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OLVAX-626
JPMorgan Large Cap Value Fund - Class A
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Large Cap Value Fund

Class C Shares/Ticker: OLVCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class C Shares)	$159	1.44%
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 20.65% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and communication services sectors detracted from performance.
  The Fund's security selection in the information technology sector and underweight allocation to consumer staples contributed to performance.
  The Fund's underweight allocation to Intel and overweight allocation to FMC detracted from performance.
  The Fund's overweight allocation to Western Digital and Corning contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class C Shares)	March 22, 1999	19.65%	9.80%	12.39%
JPMorgan Large Cap Value Fund (Class C Shares) - excluding sales charge		20.65	9.80	12.39
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$5,159,976
Total number of portfolio holdings	103
Portfolio turnover rate	223%
Total advisory fees paid (000's)	$19,528
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OLVCX-626
JPMorgan Large Cap Value Fund - Class C
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Large Cap Value Fund

Class I Shares/Ticker: HLQVX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class I Shares)	$76	0.69%
How did the Fund Perform?
The Fund's Class I Shares returned 21.64% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and communication services sectors detracted from performance.
  The Fund's security selection in the information technology sector and underweight allocation to consumer staples contributed to performance.
  The Fund's underweight allocation to Intel and overweight allocation to FMC detracted from performance.
  The Fund's overweight allocation to Western Digital and Corning contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class I Shares)	March 1, 1991	21.64%	10.63%	13.11%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$5,159,976
Total number of portfolio holdings	103
Portfolio turnover rate	223%
Total advisory fees paid (000's)	$19,528
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
HLQVX-626
JPMorgan Large Cap Value Fund - Class I
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Large Cap Value Fund

Class R2 Shares/Ticker: JLVZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class R2 Shares)	$131	1.19%
How did the Fund Perform?
The Fund's Class R2 Shares returned 20.99% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and communication services sectors detracted from performance.
  The Fund's security selection in the information technology sector and underweight allocation to consumer staples contributed to performance.
  The Fund's underweight allocation to Intel and overweight allocation to FMC detracted from performance.
  The Fund's overweight allocation to Western Digital and Corning contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class R2 Shares)	November 3, 2008	20.99%	10.08%	12.55%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$5,159,976
Total number of portfolio holdings	103
Portfolio turnover rate	223%
Total advisory fees paid (000's)	$19,528
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JLVZX-626
JPMorgan Large Cap Value Fund - Class R2
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Large Cap Value Fund

Class R3 Shares/Ticker: OLVTX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class R3 Shares)	$104	0.94%
How did the Fund Perform?
The Fund's Class R3 Shares returned 21.28% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and communication services sectors detracted from performance.
  The Fund's security selection in the information technology sector and underweight allocation to consumer staples contributed to performance.
  The Fund's underweight allocation to Intel and overweight allocation to FMC detracted from performance.
  The Fund's overweight allocation to Western Digital and Corning contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class R3 Shares)	October 1, 2018	21.28%	10.36%	12.84%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R3 Shares would have been different than those shown because Class R3 Shares have different expenses than Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$5,159,976
Total number of portfolio holdings	103
Portfolio turnover rate	223%
Total advisory fees paid (000's)	$19,528
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OLVTX-626
JPMorgan Large Cap Value Fund - Class R3
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Large Cap Value Fund

Class R4 Shares/Ticker: OLVRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class R4 Shares)	$76	0.69%
How did the Fund Perform?
The Fund's Class R4 Shares returned 21.61% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and communication services sectors detracted from performance.
  The Fund's security selection in the information technology sector and underweight allocation to consumer staples contributed to performance.
  The Fund's underweight allocation to Intel and overweight allocation to FMC detracted from performance.
  The Fund's overweight allocation to Western Digital and Corning contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class R4 Shares)	October 1, 2018	21.61%	10.65%	13.11%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses to Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$5,159,976
Total number of portfolio holdings	103
Portfolio turnover rate	223%
Total advisory fees paid (000's)	$19,528
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OLVRX-626
JPMorgan Large Cap Value Fund - Class R4
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Large Cap Value Fund

Class R5 Shares/Ticker: JLVRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class R5 Shares)	$60	0.54%
How did the Fund Perform?
The Fund's Class R5 Shares returned 21.79% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and communication services sectors detracted from performance.
  The Fund's security selection in the information technology sector and underweight allocation to consumer staples contributed to performance.
  The Fund's underweight allocation to Intel and overweight allocation to FMC detracted from performance.
  The Fund's overweight allocation to Western Digital and Corning contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class R5 Shares)	May 15, 2006	21.79%	10.81%	13.28%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$5,159,976
Total number of portfolio holdings	103
Portfolio turnover rate	223%
Total advisory fees paid (000's)	$19,528
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JLVRX-626
JPMorgan Large Cap Value Fund - Class R5
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Large Cap Value Fund

Class R6 Shares/Ticker: JLVMX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class R6 Shares)	$49	0.44%
How did the Fund Perform?
The Fund's Class R6 Shares returned 21.93% for the twelve months ended June 30, 2026. The Russell 1000 Index (the "Index") returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and communication services sectors detracted from performance.
  The Fund's security selection in the information technology sector and underweight allocation to consumer staples contributed to performance.
  The Fund's underweight allocation to Intel and overweight allocation to FMC detracted from performance.
  The Fund's overweight allocation to Western Digital and Corning contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class R6 Shares)	November 30, 2010	21.93%	10.91%	13.39%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$5,159,976
Total number of portfolio holdings	103
Portfolio turnover rate	223%
Total advisory fees paid (000's)	$19,528
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JLVMX-626
JPMorgan Large Cap Value Fund - Class R6
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Mid Cap Growth Fund

Class A Shares/Ticker: OSGIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class A Shares)	$115	1.09%
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 12.06% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Growth Index returned 6.17% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and industrials sectors contributed to relative performance.
  The Fund’s overweight allocations to Ciena and Teradyne contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the basic materials sector detracted from relative performance.
  The Fund’s underweight allocation to Astera Labs and not owning Targa Resources detracted from relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class A Shares)	February 18, 1992	6.17%	3.35%	12.76%
JPMorgan Mid Cap Growth Fund (Class A Shares) - excluding sales charge		12.06	4.47	13.37
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Growth Index		6.17	6.03	13.04
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the Fund, the Russell 3000 Index and the Russell Midcap Growth Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Index and Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$13,213,733
Total number of portfolio holdings	118
Portfolio turnover rate	78%
Total advisory fees paid (000's)	$72,076
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OSGIX-626
JPMorgan Mid Cap Growth Fund - Class A
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Mid Cap Growth Fund

Class C Shares/Ticker: OMGCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class C Shares)	$168	1.59%
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 11.48% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Growth Index returned 6.17% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and industrials sectors contributed to relative performance.
  The Fund’s overweight allocations to Ciena and Teradyne contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the basic materials sector detracted from relative performance.
  The Fund’s underweight allocation to Astera Labs and not owning Targa Resources detracted from relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class C Shares)	November 4, 1997	10.48%	3.94%	12.92%
JPMorgan Mid Cap Growth Fund (Class C Shares) - excluding sales charge		11.48	3.94	12.92
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Growth Index		6.17	6.03	13.04
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the Fund, the Russell 3000 Index and the Russell Midcap Growth Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$13,213,733
Total number of portfolio holdings	118
Portfolio turnover rate	78%
Total advisory fees paid (000's)	$72,076
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OMGCX-626
JPMorgan Mid Cap Growth Fund - Class C
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Mid Cap Growth Fund

Class I Shares/Ticker: HLGEX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class I Shares)	$89	0.84%
How did the Fund Perform?
The Fund's Class I Shares returned 12.34% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Growth Index returned 6.17% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and industrials sectors contributed to relative performance.
  The Fund’s overweight allocations to Ciena and Teradyne contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the basic materials sector detracted from relative performance.
  The Fund’s underweight allocation to Astera Labs and not owning Targa Resources detracted from relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class I Shares)	March 2, 1989	12.34%	4.74%	13.69%
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Growth Index		6.17	6.03	13.04
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Mid Cap Growth Fund, the Russell 3000 Index and the Russell Midcap Growth Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$13,213,733
Total number of portfolio holdings	118
Portfolio turnover rate	78%
Total advisory fees paid (000's)	$72,076
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
HLGEX-626
JPMorgan Mid Cap Growth Fund - Class I
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Mid Cap Growth Fund

Class R2 Shares/Ticker: JMGZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class R2 Shares)	$148	1.40%
How did the Fund Perform?
The Fund's Class R2 Shares returned 11.71% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Growth Index returned 6.17% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and industrials sectors contributed to relative performance.
  The Fund’s overweight allocations to Ciena and Teradyne contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the basic materials sector detracted from relative performance.
  The Fund’s underweight allocation to Astera Labs and not owning Targa Resources detracted from relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class R2 Shares)	June 19, 2009	11.71%	4.15%	13.07%
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Growth Index		6.17	6.03	13.04
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan Mid Cap Growth Fund, the Russell 3000 Index and the Russell Midcap Growth Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$13,213,733
Total number of portfolio holdings	118
Portfolio turnover rate	78%
Total advisory fees paid (000's)	$72,076
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMGZX-626
JPMorgan Mid Cap Growth Fund - Class R2
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Mid Cap Growth Fund
Class R3 Shares/Ticker: JMGPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class R3 Shares)	$122	1.15%
How did the Fund Perform?
The Fund's Class R3 Shares returned 12.00% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Growth Index returned 6.17% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and industrials sectors contributed to relative performance.
  The Fund’s overweight allocations to Ciena and Teradyne contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the basic materials sector detracted from relative performance.
  The Fund’s underweight allocation to Astera Labs and not owning Targa Resources detracted from relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class R3 Shares)	September 9, 2016	12.00%	4.41%	13.34%
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Growth Index		6.17	6.03	13.04
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for the Class R3 prior to its inception date are based on the performance of Class I Shares. Prior performance for Class R3 Shares has been adjusted to reflect the differences in expenses between classes.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the Fund, the Russell 3000 Index and the Russell Midcap Growth Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$13,213,733
Total number of portfolio holdings	118
Portfolio turnover rate	78%
Total advisory fees paid (000's)	$72,076
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMGPX-626
JPMorgan Mid Cap Growth Fund - Class R3
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Mid Cap Growth Fund

Class R4 Shares/Ticker: JMGQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class R4 Shares)	$95	0.90%
How did the Fund Perform?
The Fund's Class R4 Shares returned 12.25% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Growth Index returned 6.17% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and industrials sectors contributed to relative performance.
  The Fund’s overweight allocations to Ciena and Teradyne contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the basic materials sector detracted from relative performance.
  The Fund’s underweight allocation to Astera Labs and not owning Targa Resources detracted from relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class R4 Shares)	September 9, 2016	12.25%	4.67%	13.63%
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Growth Index		6.17	6.03	13.04
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for the Class R4 prior to its inception date are based on the performance of Class I Shares. Prior performance for Class R4 Shares has been adjusted to reflect the differences in expenses between classes.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan Mid Cap Growth Fund, the Russell 3000 Index and the Russell Midcap Growth Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$13,213,733
Total number of portfolio holdings	118
Portfolio turnover rate	78%
Total advisory fees paid (000's)	$72,076
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMGQX-626
JPMorgan Mid Cap Growth Fund - Class R4
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Mid Cap Growth Fund

Class R5 Shares/Ticker: JMGFX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class R5 Shares)	$78	0.74%
How did the Fund Perform?
The Fund's Class R5 Shares returned 12.44% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Growth Index returned 6.17% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and industrials sectors contributed to relative performance.
  The Fund’s overweight allocations to Ciena and Teradyne contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the basic materials sector detracted from relative performance.
  The Fund’s underweight allocation to Astera Labs and not owning Targa Resources detracted from relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class R5 Shares)	November 1, 2011	12.44%	4.84%	13.83%
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Growth Index		6.17	6.03	13.04
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan Mid Cap Growth Fund, the Russell 3000 Index and the Russell Midcap Growth Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$13,213,733
Total number of portfolio holdings	118
Portfolio turnover rate	78%
Total advisory fees paid (000's)	$72,076
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMGFX-626
JPMorgan Mid Cap Growth Fund - Class R5
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Mid Cap Growth Fund
Class R6 Shares/Ticker: JMGMX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class R6 Shares)	$69	0.65%
How did the Fund Perform?
The Fund's Class R6 Shares returned 12.54% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Growth Index returned 6.17% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and industrials sectors contributed to relative performance.
  The Fund’s overweight allocations to Ciena and Teradyne contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the basic materials sector detracted from relative performance.
  The Fund’s underweight allocation to Astera Labs and not owning Targa Resources detracted from relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class R6 Shares)	November 1, 2011	12.54%	4.93%	13.91%
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Growth Index		6.17	6.03	13.04
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Mid Cap Growth Fund, the Russell 3000 Index and the Russell Midcap Growth Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$13,213,733
Total number of portfolio holdings	118
Portfolio turnover rate	78%
Total advisory fees paid (000's)	$72,076
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMGMX-626
JPMorgan Mid Cap Growth Fund - Class R6
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Small Cap Growth Fund
Class A Shares/Ticker: PGSGX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class A Shares)	$148	1.24%
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class A Shares, without a sales charge, returned 39.09% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Growth Index (the "Index") returned 38.74% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and health care sectors contributed to relative performance.
  The Fund’s overweight allocations to Vicor and DigitalOcean contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the telecommunications sector detracted from relative performance.
  The Fund’s underweight allocation to Bloom Energy and overweight allocation to BlackLine detracted from relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class A Shares)	July 1, 1991	31.82%	0.65%	13.09%
JPMorgan Small Cap Growth Fund (Class A Shares) - excluding sales charge		39.09	1.74	13.70
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Growth Index		38.74	5.57	11.97
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Small Cap Growth Fund, the Russell 3000 Index and the Russell 2000 Growth Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Growth Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$2,592,081
Total number of portfolio holdings	145
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$17,691
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
PGSGX-626
JPMorgan Small Cap Growth Fund - Class A
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Small Cap Growth Fund
Class C Shares/Ticker: OSGCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class C Shares)	$207	1.74%
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class C Shares, without a sales charge, returned 38.44% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Growth Index (the "Index") returned 38.74% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and health care sectors contributed to relative performance.
  The Fund’s overweight allocations to Vicor and DigitalOcean contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the telecommunications sector detracted from relative performance.
  The Fund’s underweight allocation to Bloom Energy and overweight allocation to BlackLine detracted from relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class C Shares)	November 4, 1997	37.44%	1.24%	13.25%
JPMorgan Small Cap Growth Fund (Class C Shares) - excluding sales charge		38.44	1.24	13.25
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Growth Index		38.74	5.57	11.97
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Small Cap Growth Fund, the Russell 3000 Index and the Russell 2000 Growth Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Growth Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$2,592,081
Total number of portfolio holdings	145
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$17,691
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OSGCX-626
JPMorgan Small Cap Growth Fund - Class C
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Small Cap Growth Fund
Class I Shares/Ticker: OGGFX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class I Shares)	$118	0.99%
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class I Shares returned 39.37% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Growth Index (the "Index") returned 38.74% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and health care sectors contributed to relative performance.
  The Fund’s overweight allocations to Vicor and DigitalOcean contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the telecommunications sector detracted from relative performance.
  The Fund’s underweight allocation to Bloom Energy and overweight allocation to BlackLine detracted from relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class I Shares)	March 26, 1996	39.37%	1.99%	13.98%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Growth Index		38.74	5.57	11.97
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Small Cap Growth Fund, the Russell 3000 Index and the Russell 2000 Growth Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Growth Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$2,592,081
Total number of portfolio holdings	145
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$17,691
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OGGFX-626
JPMorgan Small Cap Growth Fund - Class I
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Small Cap Growth Fund

Class L Shares/Ticker: JISGX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class L Shares)	$101	0.84%
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class L Shares returned 39.61% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Growth Index (the "Index") returned 38.74% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and health care sectors contributed to relative performance.
  The Fund’s overweight allocations to Vicor and DigitalOcean contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the telecommunications sector detracted from relative performance.
  The Fund’s underweight allocation to Bloom Energy and overweight allocation to BlackLine detracted from relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class L Shares)	February 19, 2005	39.61%	2.15%	14.16%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Growth Index		38.74	5.57	11.97
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Small Cap Growth Fund, the Russell 3000 Index and the Russell 2000 Growth Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Growth Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$2,592,081
Total number of portfolio holdings	145
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$17,691
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JISGX-626
JPMorgan Small Cap Growth Fund - Class L
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Small Cap Growth Fund

Class R2 Shares/Ticker: JSGZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class R2 Shares)	$178	1.49%
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class R2 Shares returned 38.67% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Growth Index (the "Index") returned 38.74% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and health care sectors contributed to relative performance.
  The Fund’s overweight allocations to Vicor and DigitalOcean contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the telecommunications sector detracted from relative performance.
  The Fund’s underweight allocation to Bloom Energy and overweight allocation to BlackLine detracted from relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class R2 Shares)	November 3, 2008	38.67%	1.49%	13.41%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Growth Index		38.74	5.57	11.97
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan Small Cap Growth Fund, the Russell 3000 Index and the Russell 2000 Growth Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Growth Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$2,592,081
Total number of portfolio holdings	145
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$17,691
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSGZX-626
JPMorgan Small Cap Growth Fund - Class R2
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Small Cap Growth Fund
Class R3 Shares/Ticker: JGRQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class R3 Shares)	$148	1.24%
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class R3 Shares returned 39.12% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Growth Index (the "Index") returned 38.74% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and health care sectors contributed to relative performance.
  The Fund’s overweight allocations to Vicor and DigitalOcean contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the telecommunications sector detracted from relative performance.
  The Fund’s underweight allocation to Bloom Energy and overweight allocation to BlackLine detracted from relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class R3 Shares)	July 31, 2017	39.12%	1.74%	13.70%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Growth Index		38.74	5.57	11.97
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. Prior performance for Class R3 Shares has been adjusted to reflect the differences in expenses between classes.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan Small Cap Growth Fund, the Russell 3000 Index and the Russell 2000 Growth Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Growth Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$2,592,081
Total number of portfolio holdings	145
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$17,691
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JGRQX-626
JPMorgan Small Cap Growth Fund - Class R3
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Small Cap Growth Fund
Class R4 Shares/Ticker: JGLYX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class R4 Shares)	$118	0.99%
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class R4 Shares returned 39.42% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Growth Index (the "Index") returned 38.74% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and health care sectors contributed to relative performance.
  The Fund’s overweight allocations to Vicor and DigitalOcean contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the telecommunications sector detracted from relative performance.
  The Fund’s underweight allocation to Bloom Energy and overweight allocation to BlackLine detracted from relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class R4 Shares)	July 31, 2017	39.42%	2.00%	13.99%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Growth Index		38.74	5.57	11.97
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. Prior performance for Class R4 Shares has been adjusted to reflect the differences in expenses between classes.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan Small Cap Growth Fund, the Russell 3000 Index and the Russell 2000 Growth Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Growth Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$2,592,081
Total number of portfolio holdings	145
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$17,691
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JGLYX-626
JPMorgan Small Cap Growth Fund - Class R4
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Small Cap Growth Fund
Class R5 Shares/Ticker: JGSVX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class R5 Shares)	$101	0.84%
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class R5 Shares returned 39.65% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Growth Index (the "Index") returned 38.74% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and health care sectors contributed to relative performance.
  The Fund’s overweight allocations to Vicor and DigitalOcean contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the telecommunications sector detracted from relative performance.
  The Fund’s underweight allocation to Bloom Energy and overweight allocation to BlackLine detracted from relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class R5 Shares)	September 9, 2016	39.65%	2.15%	14.16%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Growth Index		38.74	5.57	11.97
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R5 Shares prior to their inception date are based on the performance of Class L Shares. The actual returns for Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Class L Shares.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan Small Cap Growth Fund, the Russell 3000 Index and the Russell 2000 Growth Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Growth Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$2,592,081
Total number of portfolio holdings	145
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$17,691
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JGSVX-626
JPMorgan Small Cap Growth Fund - Class R5
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Small Cap Growth Fund

Class R6 Shares/Ticker: JGSMX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class R6 Shares)	$89	0.74%
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class R6 Shares returned 39.77% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Growth Index (the "Index") returned 38.74% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and health care sectors contributed to relative performance.
  The Fund’s overweight allocations to Vicor and DigitalOcean contributed to relative performance.
  The Fund’s security selection in the consumer discretionary sector and underweight allocation to the telecommunications sector detracted from relative performance.
  The Fund’s underweight allocation to Bloom Energy and overweight allocation to BlackLine detracted from relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class R6 Shares)	November 30, 2010	39.77%	2.25%	14.27%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Growth Index		38.74	5.57	11.97
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Small Cap Growth Fund, the Russell 3000 Index and the Russell 2000 Growth Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Growth Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$2,592,081
Total number of portfolio holdings	145
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$17,691
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JGSMX-626
JPMorgan Small Cap Growth Fund - Class R6
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Small Cap Value Fund
Class A Shares/Ticker: PSOAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class A Shares)	$144	1.19%
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class A Shares, without a sales charge, returned 41.92% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Value Index (the "Index") returned 43.01% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and financials sectors detracted from performance.
  The Fund's security selection in the industrials and utilities sectors contributed to performance.
  The Fund's underweight allocation to TTM Technologies and not owning EchoStar detracted from performance.
  The Fund's overweight allocation to Sanmina and Ralliant Corp. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class A Shares)	January 27, 1995	34.47%	7.26%	9.45%
JPMorgan Small Cap Value Fund (Class A Shares) - excluding sales charge		41.92	8.43	10.04
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Value Index		43.01	8.23	10.89
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Small Cap Value Fund, the Russell 3000 Index and the Russell 2000 Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$1,315,121
Total number of portfolio holdings	490
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$7,875
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
PSOAX-626
JPMorgan Small Cap Value Fund - Class A
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Small Cap Value Fund
Class C Shares/Ticker: OSVCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class C Shares)	$204	1.69%
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class C Shares, without a sales charge, returned 41.29% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Value Index (the "Index") returned 43.01% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and financials sectors detracted from performance.
  The Fund's security selection in the industrials and utilities sectors contributed to performance.
  The Fund's underweight allocation to TTM Technologies and not owning EchoStar detracted from performance.
  The Fund's overweight allocation to Sanmina and Ralliant Corp. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class C Shares)	March 22, 1999	40.29%	7.90%	9.60%
JPMorgan Small Cap Value Fund (Class C Shares) - excluding sales charge		41.29	7.90	9.60
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Value Index		43.01	8.23	10.89
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Small Cap Value Fund, the Russell 3000 Index and the Russell 2000 Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$1,315,121
Total number of portfolio holdings	490
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$7,875
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OSVCX-626
JPMorgan Small Cap Value Fund - Class C
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Small Cap Value Fund
Class I Shares/Ticker: PSOPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class I Shares)	$114	0.94%
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class I Shares returned 42.30% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Value Index (the "Index") returned 43.01% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and financials sectors detracted from performance.
  The Fund's security selection in the industrials and utilities sectors contributed to performance.
  The Fund's underweight allocation to TTM Technologies and not owning EchoStar detracted from performance.
  The Fund's overweight allocation to Sanmina and Ralliant Corp. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class I Shares)	January 27, 1995	42.30%	8.70%	10.33%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Value Index		43.01	8.23	10.89
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Small Cap Value Fund, the Russell 3000 Index and the Russell 2000 Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$1,315,121
Total number of portfolio holdings	490
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$7,875
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
PSOPX-626
JPMorgan Small Cap Value Fund - Class I
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Small Cap Value Fund
Class R2 Shares/Ticker: JSVZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class R2 Shares)	$180	1.49%
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class R2 Shares returned 41.57% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Value Index (the "Index") returned 43.01% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and financials sectors detracted from performance.
  The Fund's security selection in the industrials and utilities sectors contributed to performance.
  The Fund's underweight allocation to TTM Technologies and not owning EchoStar detracted from performance.
  The Fund's overweight allocation to Sanmina and Ralliant Corp. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class R2 Shares)	November 3, 2008	41.57%	8.13%	9.76%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Value Index		43.01	8.23	10.89
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan Small Cap Value Fund, the Russell 3000 Index and the Russell 2000 Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$1,315,121
Total number of portfolio holdings	490
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$7,875
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSVZX-626
JPMorgan Small Cap Value Fund - Class R2
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Small Cap Value Fund
Class R3 Shares/Ticker: JSVPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class R3 Shares)	$150	1.24%
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class R3 Shares returned 41.90% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Value Index (the "Index") returned 43.01% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and financials sectors detracted from performance.
  The Fund's security selection in the industrials and utilities sectors contributed to performance.
  The Fund's underweight allocation to TTM Technologies and not owning EchoStar detracted from performance.
  The Fund's overweight allocation to Sanmina and Ralliant Corp. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class R3 Shares)	September 9, 2016	41.90%	8.40%	10.03%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Value Index		43.01	8.23	10.89
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. Prior performance for Class R3 Shares has been adjusted to reflect the differences in expenses between classes.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan Small Cap Value Fund, the Russell 3000 Index and the Russell 2000 Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$1,315,121
Total number of portfolio holdings	490
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$7,875
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSVPX-626
JPMorgan Small Cap Value Fund - Class R3
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Small Cap Value Fund
Class R4 Shares/Ticker: JSVQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class R4 Shares)	$120	0.99%
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class R4 Shares returned 42.25% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Value Index (the "Index") returned 43.01% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and financials sectors detracted from performance.
  The Fund's security selection in the industrials and utilities sectors contributed to performance.
  The Fund's underweight allocation to TTM Technologies and not owning EchoStar detracted from performance.
  The Fund's overweight allocation to Sanmina and Ralliant Corp. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class R4 Shares)	September 9, 2016	42.25%	8.67%	10.30%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Value Index		43.01	8.23	10.89
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. Prior performance for Class R4 Shares has been adjusted to reflect the differences in expenses between classes.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan Small Cap Value Fund, the Russell 3000 Index and the Russell 2000 Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$1,315,121
Total number of portfolio holdings	490
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$7,875
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSVQX-626
JPMorgan Small Cap Value Fund - Class R4
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Small Cap Value Fund
Class R5 Shares/Ticker: JSVRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class R5 Shares)	$102	0.84%
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class R5 Shares returned 42.47% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Value Index (the "Index") returned 43.01% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and financials sectors detracted from performance.
  The Fund's security selection in the industrials and utilities sectors contributed to performance.
  The Fund's underweight allocation to TTM Technologies and not owning EchoStar detracted from performance.
  The Fund's overweight allocation to Sanmina and Ralliant Corp. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class R5 Shares)	May 15, 2006	42.47%	8.83%	10.47%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Value Index		43.01	8.23	10.89
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan Small Cap Value Fund, the Russell 3000 Index and the Russell 2000 Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$1,315,121
Total number of portfolio holdings	490
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$7,875
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSVRX-626
JPMorgan Small Cap Value Fund - Class R5
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Small Cap Value Fund
Class R6 Shares/Ticker: JSVUX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class R6 Shares)	$90	0.74%
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class R6 Shares returned 42.61% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Value Index (the "Index") returned 43.01% for the twelve months ended June 30, 2026.
  The Fund's security selection in the health care and financials sectors detracted from performance.
  The Fund's security selection in the industrials and utilities sectors contributed to performance.
  The Fund's underweight allocation to TTM Technologies and not owning EchoStar detracted from performance.
  The Fund's overweight allocation to Sanmina and Ralliant Corp. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class R6 Shares)	February 22, 2005	42.61%	8.94%	10.58%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Value Index		43.01	8.23	10.89
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Small Cap Value Fund, the Russell 3000 Index and the Russell 2000 Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$1,315,121
Total number of portfolio holdings	490
Portfolio turnover rate	82%
Total advisory fees paid (000's)	$7,875
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSVUX-626
JPMorgan Small Cap Value Fund - Class R6
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan SMID Cap Equity Fund
Class A Shares/Ticker: PECAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SMID Cap Equity Fund (Class A Shares)	$115	1.09%
How did the Fund Perform?
The JPMorgan SMID Cap Equity Fund's Class A Shares, without a sales charge, returned 10.64% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2500 Index (the "Index") returned 36.72% for the twelve months ended June 30, 2026.
  The Fund's security selection in financials and technology detracted from performance.
  The Fund's security selection in basic materials and consumer staples contributed to performance.
  The Fund's underweight allocation to Sandisk and overweight allocation to Morningstar detracted from performance.
  The Fund's overweight allocation to MACOM Technology Solutions and Entegris contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SMID Cap Equity Fund (Class A Shares)	May 1, 1992	4.81%	2.51%	6.92%
JPMorgan SMID Cap Equity Fund (Class A Shares) - excluding sales charge		10.64	3.62	7.49
Russell 3000 Index		22.82	12.31	15.06
Russell 2500 Index		36.72	8.30	12.25
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan SMID Cap Equity Fund, the Russell 3000 Index and the Russell 2500 Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Index and the Russell 2500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2500 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Effective November 1, 2020, the Fund changed its investment strategies. The Fund’s past performance would have been different if the Fund were managed using the current strategies. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$314,568
Total number of portfolio holdings	116
Portfolio turnover rate	60%
Total advisory fees paid (000's)	$1,493
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
PECAX-626
JPMorgan SMID Cap Equity Fund - Class A
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan SMID Cap Equity Fund

Class C Shares/Ticker: ODMCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SMID Cap Equity Fund (Class C Shares)	$167	1.59%
How did the Fund Perform?
The JPMorgan SMID Cap Equity Fund's Class C Shares, without a sales charge, returned 10.03% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2500 Index (the "Index") returned 36.72% for the twelve months ended June 30, 2026.
  The Fund's security selection in financials and technology detracted from performance.
  The Fund's security selection in basic materials and consumer staples contributed to performance.
  The Fund's underweight allocation to Sandisk and overweight allocation to Morningstar detracted from performance.
  The Fund's overweight allocation to MACOM Technology Solutions and Entegris contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SMID Cap Equity Fund (Class C Shares)	March 22, 1999	9.03%	3.10%	7.05%
JPMorgan SMID Cap Equity Fund (Class C Shares) - excluding sales charge		10.03	3.10	7.05
Russell 3000 Index		22.82	12.31	15.06
Russell 2500 Index		36.72	8.30	12.25
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan SMID Cap Equity Fund, the Russell 3000 Index and the Russell 2500 Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2500 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Effective November 1, 2020, the Fund changed its investment strategies. The Fund’s past performance would have been different if the Fund were managed using the current strategies. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$314,568
Total number of portfolio holdings	116
Portfolio turnover rate	60%
Total advisory fees paid (000's)	$1,493
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
ODMCX-626
JPMorgan SMID Cap Equity Fund - Class C
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan SMID Cap Equity Fund
Class I Shares/Ticker: WOOPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SMID Cap Equity Fund (Class I Shares)	$89	0.84%
How did the Fund Perform?
The JPMorgan SMID Cap Equity Fund's Class I Shares returned 10.90% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2500 Index (the "Index") returned 36.72% for the twelve months ended June 30, 2026.
  The Fund's security selection in financials and technology detracted from performance.
  The Fund's security selection in basic materials and consumer staples contributed to performance.
  The Fund's underweight allocation to Sandisk and overweight allocation to Morningstar detracted from performance.
  The Fund's overweight allocation to MACOM Technology Solutions and Entegris contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SMID Cap Equity Fund (Class I Shares)	June 1, 1991	10.90%	3.88%	7.76%
Russell 3000 Index		22.82	12.31	15.06
Russell 2500 Index		36.72	8.30	12.25
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan SMID Cap Equity Fund, the Russell 3000 Index and the Russell 2500 Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2500 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Effective November 1, 2020, the Fund changed its investment strategies. The Fund’s past performance would have been different if the Fund were managed using the current strategies. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$314,568
Total number of portfolio holdings	116
Portfolio turnover rate	60%
Total advisory fees paid (000's)	$1,493
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
WOOPX-626
JPMorgan SMID Cap Equity Fund - Class I
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan SMID Cap Equity Fund

Class R3 Shares/Ticker: WOOOX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SMID Cap Equity Fund (Class R3 Shares)	$115	1.09%
How did the Fund Perform?
The JPMorgan SMID Cap Equity Fund's Class R3 Shares returned 10.61% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2500 Index (the "Index") returned 36.72% for the twelve months ended June 30, 2026.
  The Fund's security selection in financials and technology detracted from performance.
  The Fund's security selection in basic materials and consumer staples contributed to performance.
  The Fund's underweight allocation to Sandisk and overweight allocation to Morningstar detracted from performance.
  The Fund's overweight allocation to MACOM Technology Solutions and Entegris contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SMID Cap Equity Fund (Class R3 Shares)	September 9, 2016	10.61%	3.62%	7.49%
Russell 3000 Index		22.82	12.31	15.06
Russell 2500 Index		36.72	8.30	12.25
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to those of Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan SMID Cap Equity Fund, the Russell 3000 Index and the Russell 2500 Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2500 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Effective November 1, 2020, the Fund changed its investment strategies. The Fund’s past performance would have been different if the Fund were managed using the current strategies. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$314,568
Total number of portfolio holdings	116
Portfolio turnover rate	60%
Total advisory fees paid (000's)	$1,493
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
WOOOX-626
JPMorgan SMID Cap Equity Fund - Class R3
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $0 invested in Class R4 Shares of the JPMorgan SMID Cap Equity Fund, the Russell 3000 Index and the Russell 2500 Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and a sales charge. The performance of the Russell 3000 Index and the Russell 2500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2500 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Effective November 1, 2020, the Fund changed its investment strategies. The Fund’s past performance would have been different if the Fund were managed using the current strategies. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan SMID Cap Equity Fund

Class R6 Shares/Ticker: WOOSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SMID Cap Equity Fund (Class R6 Shares)	$63	0.59%
How did the Fund Perform?
The JPMorgan SMID Cap Equity Fund's Class R6 Shares returned 11.15% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2500 Index (the "Index") returned 36.72% for the twelve months ended June 30, 2026.
  The Fund's security selection in financials and technology detracted from performance.
  The Fund's security selection in basic materials and consumer staples contributed to performance.
  The Fund's underweight allocation to Sandisk and overweight allocation to Morningstar detracted from performance.
  The Fund's overweight allocation to MACOM Technology Solutions and Entegris contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SMID Cap Equity Fund (Class R6 Shares)	November 2, 2015	11.15%	4.15%	8.03%
Russell 3000 Index		22.82	12.31	15.06
Russell 2500 Index		36.72	8.30	12.25
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to their inception dates are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan SMID Cap Equity Fund, the Russell 3000 Index and the Russell 2500 Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2500 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Effective November 1, 2020, the Fund changed its investment strategies. The Fund’s past performance would have been different if the Fund were managed using the current strategies. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$314,568
Total number of portfolio holdings	116
Portfolio turnover rate	60%
Total advisory fees paid (000's)	$1,493
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
WOOSX-626
JPMorgan SMID Cap Equity Fund - Class R6

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Shaun Real, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2026 – $375,657

2025 – $373,648

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2026 – $48,000

2025 – $47,528

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2026 – $133,270

2025 – $132,167

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended June 30, 2026 and 2025, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2026 – Not applicable

2025 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit

Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2026 – 0.0%

2025 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable - Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2025 - $40.7 million

2024 - $40.7 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the Financial Statements under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Annual Financial Statements
J.P. Morgan Large Cap Funds
June 30, 2026
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Equity Premium Income Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. GARP Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Research Enhanced Equity Fund
JPMorgan U.S. Sustainable Leaders Fund
JPMorgan U.S. Value Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.4%
Aerospace & Defense — 3.4%
General Dynamics Corp.	2,167	767,582
RTX Corp.	3,714	704,597
		1,472,179
Banks — 7.2%
Bank of America Corp.	15,744	897,077
Citigroup, Inc.	6,548	916,484
US Bancorp	6,721	405,957
Wells Fargo & Co.	11,173	923,346
		3,142,864
Beverages — 1.1%
Coca-Cola Co. (The)	6,070	493,291
Biotechnology — 1.5%
AbbVie, Inc.	2,596	653,273
Broadline Retail — 5.3%
Amazon.com, Inc. *	9,751	2,324,087
Building Products — 1.3%
Carrier Global Corp.	7,751	568,553
Capital Markets — 8.3%
Ares Management Corp., Class A (a)	1,983	220,704
Bank of New York Mellon Corp. (The)	5,415	783,011
Blackstone, Inc.	1,876	220,770
Charles Schwab Corp. (The)	6,484	598,247
CME Group, Inc.	1,466	323,787
Goldman Sachs Group, Inc. (The)	496	501,565
Morgan Stanley	4,559	953,048
		3,601,132
Chemicals — 2.3%
Air Products and Chemicals, Inc.	2,131	624,804
Sherwin-Williams Co. (The)	1,070	368,494
		993,298
Commercial Services & Supplies — 0.6%
Republic Services, Inc., Class A	1,190	253,653
Consumer Finance — 2.5%
American Express Co.	1,781	602,338
Capital One Financial Corp.	2,353	472,100
		1,074,438
Consumer Staples Distribution & Retail — 1.0%
Walmart, Inc.	3,871	438,452
INVESTMENTS	SHARES (000)	VALUE ($000)

Containers & Packaging — 0.7%
Packaging Corp. of America	1,323	315,199
Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	6,763	286,351
Electric Utilities — 2.5%
NextEra Energy, Inc.	6,063	532,098
Xcel Energy, Inc.	6,647	533,773
		1,065,871
Electrical Equipment — 2.0%
Eaton Corp. plc	2,015	858,585
Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	1,461	373,199
Entertainment — 1.2%
Walt Disney Co. (The)	5,416	521,271
Food Products — 1.0%
Mondelez International, Inc., Class A	7,212	417,154
Ground Transportation — 2.5%
Canadian Pacific Kansas City Ltd. (Canada)	4,307	373,176
Union Pacific Corp.	2,590	704,665
		1,077,841
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	4,560	413,787
Health Care Providers & Services — 4.8%
Cigna Group (The)	977	269,314
CVS Health Corp.	4,748	491,145
Humana, Inc.	706	280,566
Quest Diagnostics, Inc.	1,153	244,397
UnitedHealth Group, Inc.	1,908	792,884
		2,078,306
Health Care REITs — 1.5%
Ventas, Inc.	5,427	481,890
Welltower, Inc.	823	186,924
		668,814
Hotels, Restaurants & Leisure — 2.6%
Booking Holdings, Inc.	1,158	206,380
McDonald's Corp.	2,192	592,495
Yum! Brands, Inc.	1,974	315,644
		1,114,519
Household Products — 0.8%
Procter & Gamble Co. (The)	2,482	364,015
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	1

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Industrial Conglomerates — 1.2%
3M Co.	3,346	541,808
Industrial REITs — 0.8%
Prologis, Inc.	2,573	348,579
Insurance — 2.4%
Aon plc, Class A	623	206,679
Arthur J Gallagher & Co.	996	228,720
Chubb Ltd.	755	257,340
Travelers Cos., Inc. (The)	1,005	331,652
		1,024,391
Interactive Media & Services — 2.1%
Alphabet, Inc., Class C	935	330,404
Meta Platforms, Inc., Class A	1,043	587,241
		917,645
IT Services — 1.3%
International Business Machines Corp.	2,058	578,685
Life Sciences Tools & Services — 1.1%
Danaher Corp.	2,547	485,095
Machinery — 3.0%
Deere & Co.	1,098	696,494
Dover Corp.	2,775	622,456
		1,318,950
Multi-Utilities — 1.9%
CMS Energy Corp.	4,338	331,896
Dominion Energy, Inc.	7,419	506,625
		838,521
Oil, Gas & Consumable Fuels — 4.5%
Chevron Corp.	4,199	696,041
ConocoPhillips	7,332	762,252
EOG Resources, Inc.	3,830	496,807
		1,955,100
Pharmaceuticals — 5.3%
Bristol-Myers Squibb Co.	4,036	232,552
Eli Lilly & Co.	223	267,834
Johnson & Johnson	4,242	1,077,424
Merck & Co., Inc.	5,556	713,902
		2,291,712
Semiconductors & Semiconductor Equipment — 4.8%
Analog Devices, Inc.	1,729	686,580
Lam Research Corp.	567	245,810
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
NVIDIA Corp.	1,013	202,582
NXP Semiconductors NV (Netherlands)	1,144	321,550
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	393	187,686
Texas Instruments, Inc.	1,546	460,925
		2,105,133
Software — 3.0%
Microsoft Corp.	3,504	1,306,848
Specialized REITs — 0.2%
American Tower Corp.	555	90,751
Specialty Retail — 3.7%
Home Depot, Inc. (The)	1,640	578,291
Lowe's Cos., Inc.	2,670	588,673
TJX Cos., Inc. (The)	3,022	457,914
		1,624,878
Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	5,576	1,613,415
Hewlett Packard Enterprise Co.	9,536	430,177
Seagate Technology Holdings plc	180	173,894
		2,217,486
Tobacco — 2.3%
Philip Morris International, Inc.	5,534	1,001,079
Total Common Stocks (Cost $26,300,698)		43,216,793
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $263,315)	263,307	263,307
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $15,778)	15,778	15,778
Total Short-Term Investments (Cost $279,093)		279,085
Total Investments — 100.0% (Cost $26,579,791)		43,495,878
Other Assets in Excess of Liabilities — 0.0% ^		4,952
NET ASSETS — 100.0%		43,500,830

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Large Cap Funds	June 30, 2026

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $15,966 (See Note 2.C.).
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	3

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.5%
Aerospace & Defense — 2.3%
Axon Enterprise, Inc. *	17	9,693
Boeing Co. (The) *	169	36,605
GE Aerospace	224	83,644
General Dynamics Corp.	54	19,288
Honeywell Aerospace, Inc. *	68	15,026
Howmet Aerospace, Inc.	86	23,076
Huntington Ingalls Industries, Inc.	8	2,366
L3Harris Technologies, Inc.	40	11,613
Lockheed Martin Corp.	44	22,174
Northrop Grumman Corp.	29	14,587
RTX Corp.	289	54,809
Textron, Inc.	37	3,422
TransDigm Group, Inc.	12	15,983
		312,286
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	26	4,762
Expeditors International of Washington, Inc.	28	4,573
FedEx Corp.	47	14,745
United Parcel Service, Inc., Class B	160	17,216
		41,296
Automobile Components — 0.0% ^
Aptiv plc *	45	2,786
Automobiles — 2.0%
Ford Motor Co.	840	11,670
General Motors Co.	193	14,909
Tesla, Inc. *	604	254,009
		280,588
Banks — 3.4%
Bank of America Corp.	1,401	79,802
Citigroup, Inc.	366	51,207
Citizens Financial Group, Inc.	91	6,356
Fifth Third Bancorp	194	10,959
Huntington Bancshares, Inc.	435	7,710
JPMorgan Chase & Co. (a)	575	188,147
KeyCorp	198	4,557
M&T Bank Corp.	31	7,477
PNC Financial Services Group, Inc. (The)	86	21,210
Regions Financial Corp.	183	5,528
Truist Financial Corp.	267	13,315
INVESTMENTS	SHARES (000)	VALUE ($000)

Banks — continued
US Bancorp	333	20,113
Wells Fargo & Co.	656	54,249
		470,630
Beverages — 1.0%
Brown-Forman Corp., Class B (b)	36	962
Coca-Cola Co. (The)	831	67,507
Constellation Brands, Inc., Class A	30	4,161
Keurig Dr Pepper, Inc.	292	9,553
Molson Coors Beverage Co., Class B	34	1,341
Monster Beverage Corp. *	153	14,721
PepsiCo, Inc.	293	39,698
		137,943
Biotechnology — 1.6%
AbbVie, Inc.	379	95,372
Amgen, Inc.	116	41,924
Biogen, Inc. *	32	6,843
Gilead Sciences, Inc.	266	33,649
Incyte Corp. *	36	4,081
Moderna, Inc. * (b)	76	5,305
Regeneron Pharmaceuticals, Inc.	21	13,365
Vertex Pharmaceuticals, Inc. *	54	27,044
		227,583
Broadline Retail — 3.7%
Amazon.com, Inc. *	2,100	500,483
eBay, Inc.	95	10,643
		511,126
Building Products — 0.5%
A O Smith Corp.	24	1,506
Allegion plc	18	2,590
Builders FirstSource, Inc. *	23	2,065
Carrier Global Corp.	168	12,285
Johnson Controls International plc	131	19,123
Lennox International, Inc.	7	3,892
Masco Corp.	43	3,521
Trane Technologies plc	47	23,290
		68,272
Capital Markets — 3.0%
Ameriprise Financial, Inc.	19	8,847
Ares Management Corp., Class A (b)	45	5,036
Bank of New York Mellon Corp. (The)	147	21,292
Blackrock, Inc.	31	29,779
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Equity Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Blackstone, Inc.	159	18,752
Cboe Global Markets, Inc.	23	5,448
Charles Schwab Corp. (The)	351	32,358
CME Group, Inc.	78	17,165
Coinbase Global, Inc., Class A *	48	6,975
FactSet Research Systems, Inc. (b)	8	1,798
Franklin Resources, Inc.	66	2,188
Goldman Sachs Group, Inc. (The)	63	64,002
Interactive Brokers Group, Inc., Class A	96	8,318
Intercontinental Exchange, Inc.	121	14,934
Invesco Ltd.	95	2,509
KKR & Co., Inc.	148	13,612
Moody's Corp.	32	14,597
Morgan Stanley	257	53,754
MSCI, Inc.	16	8,746
Nasdaq, Inc.	96	7,554
Northern Trust Corp.	40	6,901
Raymond James Financial, Inc.	37	5,657
Robinhood Markets, Inc., Class A *	170	17,019
S&P Global, Inc.	65	26,489
State Street Corp.	59	10,069
T. Rowe Price Group, Inc.	46	5,226
		409,025
Chemicals — 1.0%
Air Products and Chemicals, Inc.	48	14,005
Albemarle Corp.	25	3,416
CF Industries Holdings, Inc.	33	3,568
Corteva, Inc.	144	12,151
Dow, Inc.	155	4,230
DuPont de Nemours, Inc.	29	3,976
Ecolab, Inc.	54	15,138
International Flavors & Fragrances, Inc.	55	4,339
Linde plc	99	51,468
LyondellBasell Industries NV, Class A	55	2,916
Mosaic Co. (The)	68	1,445
PPG Industries, Inc.	48	5,799
Sherwin-Williams Co. (The)	49	16,942
		139,393
Commercial Services & Supplies — 0.4%
Cintas Corp.	73	12,407
Copart, Inc. *	190	5,359
Republic Services, Inc., Class A	43	9,141
Rollins, Inc.	63	2,630
INVESTMENTS	SHARES (000)	VALUE ($000)

Commercial Services & Supplies — continued
Veralto Corp.	53	4,672
Waste Management, Inc.	79	17,664
		51,873
Communications Equipment — 1.3%
Arista Networks, Inc. *	222	37,628
Ciena Corp. *	30	14,880
Cisco Systems, Inc.	847	99,524
F5, Inc. *	12	5,034
Lumentum Holdings, Inc. *	17	14,320
Motorola Solutions, Inc.	36	14,788
		186,174
Construction & Engineering — 0.3%
Comfort Systems USA, Inc.	8	14,942
EMCOR Group, Inc.	9	7,911
Quanta Services, Inc.	32	23,178
		46,031
Construction Materials — 0.2%
CRH plc	143	15,337
Martin Marietta Materials, Inc.	13	7,429
Vulcan Materials Co.	28	8,211
		30,977
Consumer Finance — 0.5%
American Express Co.	114	38,617
Capital One Financial Corp.	134	26,781
Synchrony Financial	72	5,487
		70,885
Consumer Staples Distribution & Retail — 1.7%
Casey's General Stores, Inc.	8	6,301
Costco Wholesale Corp.	95	89,029
Dollar General Corp.	47	5,438
Dollar Tree, Inc. *	39	4,699
Kroger Co. (The)	122	6,757
Sysco Corp.	103	8,573
Target Corp.	97	12,725
Walmart, Inc.	940	106,514
		240,036
Containers & Packaging — 0.2%
Amcor plc	99	4,299
Avery Dennison Corp.	16	2,664
Ball Corp.	57	3,564
International Paper Co.	114	4,328
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Equity Funds	5

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Containers & Packaging — continued
Packaging Corp. of America	19	4,526
Smurfit Westrock plc	113	5,204
		24,585
Distributors — 0.0% ^
Genuine Parts Co.	30	3,483
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	1,491	30,854
Comcast Corp., Class A	764	18,763
Verizon Communications, Inc.	896	37,924
		87,541
Electric Utilities — 1.4%
Alliant Energy Corp.	55	4,227
American Electric Power Co., Inc.	117	15,968
Constellation Energy Corp.	69	17,032
Duke Energy Corp.	167	21,168
Edison International	83	6,145
Entergy Corp.	98	11,282
Evergy, Inc.	49	4,274
Eversource Energy	81	5,830
Exelon Corp.	220	10,233
FirstEnergy Corp.	112	5,309
NextEra Energy, Inc.	447	39,263
NRG Energy, Inc.	45	6,611
PG&E Corp.	472	7,946
Pinnacle West Capital Corp.	26	2,782
PPL Corp.	161	5,866
Southern Co. (The)	242	23,145
Xcel Energy, Inc.	134	10,753
		197,834
Electrical Equipment — 1.3%
AMETEK, Inc.	49	11,895
Eaton Corp. plc	83	35,494
Emerson Electric Co.	120	17,199
GE Vernova, Inc.	58	67,724
Generac Holdings, Inc. *	13	3,698
Hubbell, Inc.	11	5,930
Rockwell Automation, Inc.	24	11,818
Vertiv Holdings Co., Class A	82	27,588
		181,346
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	264	46,531
INVESTMENTS	SHARES (000)	VALUE ($000)

Electronic Equipment, Instruments & Components — continued
CDW Corp.	27	3,854
Coherent Corp. *	42	16,555
Corning, Inc.	168	42,913
Flex Ltd. *	79	12,783
Jabil, Inc.	23	8,724
Keysight Technologies, Inc. *	37	12,879
TE Connectivity plc (Switzerland)	62	12,624
Teledyne Technologies, Inc. *	10	6,628
Zebra Technologies Corp., Class A *	10	2,690
		166,181
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	213	11,811
Halliburton Co.	179	6,084
SLB Ltd.	321	14,910
		32,805
Entertainment — 1.0%
Electronic Arts, Inc.	48	9,906
Live Nation Entertainment, Inc. *	34	6,216
Netflix, Inc. *	903	64,494
Take-Two Interactive Software, Inc. *	37	9,334
TKO Group Holdings, Inc.	14	2,719
Walt Disney Co. (The)	373	35,854
Warner Bros Discovery, Inc. *	532	14,174
		142,697
Financial Services — 3.3%
Apollo Global Management, Inc.	99	11,705
Berkshire Hathaway, Inc., Class B *	393	196,790
Block, Inc. *	115	8,725
Corpay, Inc. *	14	4,673
Fidelity National Information Services, Inc.	111	4,311
Fiserv, Inc. *	115	5,611
Global Payments, Inc.	50	3,619
Jack Henry & Associates, Inc.	15	2,099
Mastercard, Inc., Class A	173	88,897
PayPal Holdings, Inc.	189	8,171
Visa, Inc., Class A	356	122,151
		456,752
Food Products — 0.4%
Archer-Daniels-Midland Co.	103	7,899
Bunge Global SA	29	3,109
General Mills, Inc.	114	3,984
Hershey Co. (The)	32	5,579
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Equity Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food Products — continued
Hormel Foods Corp.	63	1,553
J M Smucker Co. (The)	23	2,573
Kraft Heinz Co. (The)	183	4,326
McCormick & Co., Inc. (Non-Voting)	55	2,747
Mondelez International, Inc., Class A	275	15,927
Tyson Foods, Inc., Class A	61	3,465
		51,162
Gas Utilities — 0.1%
Atmos Energy Corp.	36	6,168
Ground Transportation — 0.8%
CSX Corp.	399	18,945
Fedex Freight Holding Co., Inc. *	23	3,521
JB Hunt Transport Services, Inc.	16	4,625
Norfolk Southern Corp.	48	15,157
Old Dominion Freight Line, Inc.	39	8,503
Uber Technologies, Inc. *	437	31,510
Union Pacific Corp.	127	34,642
		116,903
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	374	33,904
Align Technology, Inc. *	14	2,410
Baxter International, Inc. (b)	111	2,362
Becton Dickinson & Co.	59	8,945
Boston Scientific Corp. *	319	13,608
Cooper Cos., Inc. (The) *	42	3,002
Dexcom, Inc. *	83	5,575
Edwards Lifesciences Corp. *	123	11,173
GE HealthCare Technologies, Inc.	98	6,246
IDEXX Laboratories, Inc. *	17	8,908
Insulet Corp. *	15	2,262
Intuitive Surgical, Inc. *	76	30,213
Medtronic plc	275	21,545
ResMed, Inc. (b)	31	6,064
Solventum Corp. *	32	2,436
STERIS plc	21	4,430
Stryker Corp.	74	23,302
Zimmer Biomet Holdings, Inc.	41	3,573
		189,958
Health Care Providers & Services — 1.7%
Cardinal Health, Inc.	50	11,935
Cencora, Inc.	42	11,810
Centene Corp. *	101	6,459
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — continued
Cigna Group (The)	57	15,644
CVS Health Corp.	274	28,315
DaVita, Inc. *	7	1,532
Elevance Health, Inc.	46	18,015
HCA Healthcare, Inc.	33	12,988
Henry Schein, Inc. *	21	1,735
Humana, Inc.	26	10,230
Labcorp Holdings, Inc.	17	4,925
McKesson Corp.	26	19,483
Quest Diagnostics, Inc.	24	5,033
UnitedHealth Group, Inc.	195	80,969
Universal Health Services, Inc., Class B	11	1,700
		230,773
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.	34	1,778
Healthpeak Properties, Inc.	148	3,165
Ventas, Inc.	104	9,261
Welltower, Inc.	151	34,370
		48,574
Health Care Technology — 0.0% ^
Veeva Systems, Inc., Class A *	32	5,716
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts, Inc.	137	3,240
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class A *	90	12,829
Booking Holdings, Inc.	166	29,627
Carnival Corp. Ltd.	276	7,884
Chipotle Mexican Grill, Inc., Class A *	275	9,356
Darden Restaurants, Inc.	25	5,061
Domino's Pizza, Inc.	7	1,943
DoorDash, Inc., Class A *	81	14,980
Expedia Group, Inc.	25	6,285
Hilton Worldwide Holdings, Inc.	49	16,138
Las Vegas Sands Corp.	64	2,954
Marriott International, Inc., Class A	47	17,399
McDonald's Corp.	152	41,199
MGM Resorts International *	41	1,968
Norwegian Cruise Line Holdings Ltd. *	98	2,079
Royal Caribbean Cruises Ltd.	54	16,989
Starbucks Corp.	244	24,983
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Equity Funds	7

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Wynn Resorts Ltd.	18	1,747
Yum! Brands, Inc.	59	9,452
		222,873
Household Durables — 0.2%
DR Horton, Inc.	56	9,215
Garmin Ltd.	35	8,353
Lennar Corp., Class A	46	4,178
NVR, Inc. *	1	3,945
PulteGroup, Inc.	41	5,607
		31,298
Household Products — 0.8%
Church & Dwight Co., Inc.	51	4,924
Clorox Co. (The)	26	2,476
Colgate-Palmolive Co.	172	15,737
Kimberly-Clark Corp.	71	7,816
Procter & Gamble Co. (The)	499	73,249
		104,202
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	153	2,243
Vistra Corp.	68	10,785
		13,028
Industrial Conglomerates — 0.2%
3M Co.	112	18,115
Honeywell International, Inc.	68	15,217
		33,332
Industrial REITs — 0.2%
Prologis, Inc.	200	27,094
Insurance — 1.6%
Aflac, Inc.	98	11,522
Allstate Corp. (The)	55	13,139
American International Group, Inc.	114	8,477
Aon plc, Class A	46	15,196
Arch Capital Group Ltd. *	75	7,245
Arthur J Gallagher & Co.	55	12,651
Assurant, Inc.	11	2,854
Brown & Brown, Inc.	63	4,011
Chubb Ltd.	77	26,366
Cincinnati Financial Corp.	33	6,143
Erie Indemnity Co., Class A (b)	5	1,306
Everest Group Ltd.	9	3,033
Globe Life, Inc.	17	2,976
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — continued
Hartford Insurance Group, Inc. (The)	59	7,793
Loews Corp.	36	4,098
Marsh & McLennan Cos., Inc.	103	17,226
MetLife, Inc.	116	9,810
Principal Financial Group, Inc.	42	4,545
Progressive Corp. (The)	125	27,382
Prudential Financial, Inc.	74	8,034
Travelers Cos., Inc. (The)	46	15,058
Willis Towers Watson plc	20	5,295
WR Berkley Corp.	63	4,450
		218,610
Interactive Media & Services — 7.7%
Alphabet, Inc., Class A	1,258	449,513
Alphabet, Inc., Class C	1,014	358,234
Meta Platforms, Inc., Class A	471	265,356
		1,073,103
IT Services — 0.6%
Accenture plc, Class A	132	16,388
Akamai Technologies, Inc. *	31	3,687
Cognizant Technology Solutions Corp., Class A	102	3,937
Gartner, Inc. *	14	1,861
GoDaddy, Inc., Class A *	28	2,411
International Business Machines Corp.	202	56,697
VeriSign, Inc.	17	4,420
		89,401
Leisure Products — 0.0% ^
Hasbro, Inc.	29	2,381
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	61	8,052
Bio-Techne Corp.	34	2,373
Charles River Laboratories International, Inc. *	10	2,343
Danaher Corp.	135	25,739
IQVIA Holdings, Inc. *	36	6,918
Mettler-Toledo International, Inc. *	4	5,538
Revvity, Inc. (b)	24	2,663
Thermo Fisher Scientific, Inc.	80	39,967
Waters Corp. *	21	7,899
West Pharmaceutical Services, Inc.	15	5,441
		106,933
Machinery — 2.0%
Caterpillar, Inc.	99	105,215
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Equity Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Cummins, Inc.	30	21,112
Deere & Co.	54	34,181
Dover Corp.	29	6,479
Fortive Corp.	65	3,995
IDEX Corp.	16	3,603
Illinois Tool Works, Inc.	56	15,190
Ingersoll Rand, Inc.	76	6,263
Nordson Corp.	11	3,430
Otis Worldwide Corp.	82	5,894
PACCAR, Inc.	113	13,561
Parker-Hannifin Corp.	27	26,455
Pentair plc	35	2,658
Snap-on, Inc.	11	4,471
Stanley Black & Decker, Inc.	33	3,139
Westinghouse Air Brake Technologies Corp.	37	9,813
Xylem, Inc.	51	6,027
		271,486
Media — 0.1%
Charter Communications, Inc., Class A * (b)	18	2,551
EchoStar Corp., Class A * (b)	29	2,967
Fox Corp., Class A	43	2,232
Fox Corp., Class B	30	1,397
News Corp., Class A	78	1,944
News Corp., Class B (b)	26	725
Omnicom Group, Inc.	61	4,453
Paramount Skydance Corp., Class B	68	667
Trade Desk, Inc. (The), Class A *	91	1,656
		18,592
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	308	19,394
Newmont Corp.	229	21,389
Nucor Corp.	49	10,882
Steel Dynamics, Inc.	29	6,673
		58,338
Multi-Utilities — 0.6%
Ameren Corp.	59	6,711
CenterPoint Energy, Inc. (b)	140	6,180
CMS Energy Corp.	66	5,070
Consolidated Edison, Inc.	79	8,746
Dominion Energy, Inc.	189	12,883
DTE Energy Co.	45	6,800
NiSource, Inc.	103	4,890
INVESTMENTS	SHARES (000)	VALUE ($000)

Multi-Utilities — continued
Public Service Enterprise Group, Inc.	107	8,676
Sempra	140	13,000
WEC Energy Group, Inc.	70	8,159
		81,115
Office REITs — 0.0% ^
BXP, Inc.	32	2,110
Oil, Gas & Consumable Fuels — 2.7%
APA Corp.	76	2,470
Chevron Corp.	402	66,568
ConocoPhillips	261	27,169
Devon Energy Corp.	247	10,220
Diamondback Energy, Inc.	42	7,319
EOG Resources, Inc.	114	14,823
EQT Corp.	134	7,134
Expand Energy Corp.	51	4,680
Exxon Mobil Corp.	889	121,564
Kinder Morgan, Inc.	420	13,427
Marathon Petroleum Corp.	63	16,011
Occidental Petroleum Corp.	156	7,565
ONEOK, Inc.	135	11,750
Phillips 66	86	14,539
Targa Resources Corp.	46	12,346
Texas Pacific Land Corp.	13	5,439
Valero Energy Corp.	64	16,589
Williams Cos., Inc. (The)	262	19,503
		379,116
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	140	13,129
Southwest Airlines Co.	105	5,391
United Airlines Holdings, Inc. *	70	9,468
		27,988
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	53	4,188
Kenvue, Inc.	412	7,871
		12,059
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	438	25,241
Eli Lilly & Co.	170	203,536
Johnson & Johnson	516	131,145
Merck & Co., Inc.	530	68,081
Pfizer, Inc.	1,222	29,440
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Equity Funds	9

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — continued
Viatris, Inc.	250	3,967
Zoetis, Inc.	90	6,462
		467,872
Professional Services — 0.3%
Automatic Data Processing, Inc.	86	19,203
Broadridge Financial Solutions, Inc.	25	3,398
Equifax, Inc.	26	4,054
Jacobs Solutions, Inc.	25	3,192
Leidos Holdings, Inc.	27	2,778
Paychex, Inc.	69	6,802
Verisk Analytics, Inc., Class A	28	5,046
		44,473
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	63	8,460
CoStar Group, Inc. *	87	2,481
		10,941
Residential REITs — 0.2%
AvalonBay Communities, Inc.	30	5,623
Camden Property Trust	22	2,469
Equity Residential	73	4,968
Essex Property Trust, Inc.	14	4,019
Invitation Homes, Inc.	117	3,542
Mid-America Apartment Communities, Inc.	25	3,469
UDR, Inc.	63	2,532
		26,622
Retail REITs — 0.3%
Federal Realty Investment Trust	17	2,082
Kimco Realty Corp.	145	3,667
Realty Income Corp.	200	12,394
Regency Centers Corp.	35	2,819
Simon Property Group, Inc.	69	15,558
		36,520
Semiconductors & Semiconductor Equipment — 19.1%
Advanced Micro Devices, Inc. *	350	203,194
Analog Devices, Inc.	105	41,594
Applied Materials, Inc.	170	123,083
Broadcom, Inc.	1,016	383,663
First Solar, Inc. *	23	5,439
Intel Corp. *	1,013	141,509
KLA Corp.	280	84,544
Lam Research Corp.	268	116,247
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Marvell Technology, Inc.	188	55,949
Microchip Technology, Inc.	116	10,587
Micron Technology, Inc.	242	279,239
Monolithic Power Systems, Inc.	11	14,569
NVIDIA Corp.	5,196	1,039,595
NXP Semiconductors NV (Netherlands)	54	15,220
ON Semiconductor Corp. *	84	7,948
Qnity Electronics, Inc.	45	7,334
QUALCOMM, Inc.	226	41,781
Skyworks Solutions, Inc. (b)	32	2,187
Teradyne, Inc.	34	16,247
Texas Instruments, Inc.	195	58,191
		2,648,120
Software — 7.5%
Adobe, Inc. *	87	17,776
AppLovin Corp., Class A *	58	29,736
Autodesk, Inc. *	45	8,806
Cadence Design Systems, Inc. *	59	22,206
Crowdstrike Holdings, Inc., Class A *	55	41,669
Datadog, Inc., Class A *	71	18,477
Fair Isaac Corp. *	5	5,944
Fortinet, Inc. *	134	20,522
Gen Digital, Inc.	118	2,943
Intuit, Inc.	59	15,484
Microsoft Corp.	1,593	594,408
Oracle Corp.	364	53,344
Palantir Technologies, Inc., Class A *	493	57,465
Palo Alto Networks, Inc. *	174	59,328
PTC, Inc. *	25	2,815
Roper Technologies, Inc.	22	7,326
Salesforce, Inc.	175	27,491
ServiceNow, Inc. *	221	21,964
Synopsys, Inc. *	41	18,330
Trimble, Inc. *	50	2,559
Tyler Technologies, Inc. *	9	2,645
Workday, Inc., Class A *	44	5,350
		1,036,588
Specialized REITs — 0.7%
American Tower Corp.	100	16,347
Crown Castle, Inc.	93	7,090
Digital Realty Trust, Inc.	71	12,725
Equinix, Inc.	21	22,053
Extra Space Storage, Inc.	45	6,585
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Equity Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — continued
Iron Mountain, Inc.	64	8,061
Public Storage	34	10,788
SBA Communications Corp.	23	4,015
VICI Properties, Inc., Class A	234	6,224
Weyerhaeuser Co.	155	3,703
		97,591
Specialty Retail — 1.5%
AutoZone, Inc. *	4	11,298
Best Buy Co., Inc.	42	3,189
Carvana Co., Class A *	154	10,114
Home Depot, Inc. (The)	214	75,354
Lowe's Cos., Inc.	120	26,490
O'Reilly Automotive, Inc. *	178	16,371
Ross Stores, Inc.	69	14,709
TJX Cos., Inc. (The)	237	35,938
Tractor Supply Co.	112	3,556
Ulta Beauty, Inc. *	9	4,214
Williams-Sonoma, Inc.	25	5,887
		207,120
Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc.	3,151	911,669
Dell Technologies, Inc., Class C	62	26,774
Hewlett Packard Enterprise Co.	284	12,840
HP, Inc.	196	4,304
NetApp, Inc.	42	6,551
Sandisk Corp. *	32	72,230
Seagate Technology Holdings plc	48	46,417
Super Micro Computer, Inc. * (b)	121	3,541
Western Digital Corp.	74	47,226
		1,131,552
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp. *	31	3,023
Lululemon Athletica, Inc. *	23	2,565
NIKE, Inc., Class B	257	10,563
Ralph Lauren Corp.	8	3,328
Tapestry, Inc.	43	6,344
		25,823
Tobacco — 0.6%
Altria Group, Inc.	358	25,774
Philip Morris International, Inc.	335	60,484
		86,258
INVESTMENTS	SHARES (000)	VALUE ($000)

Trading Companies & Distributors — 0.3%
Fastenal Co.	246	11,828
United Rentals, Inc.	14	15,225
WW Grainger, Inc.	9	12,676
		39,729
Water Utilities — 0.0% ^
American Water Works Co., Inc.	42	5,512
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.	100	16,743
Total Common Stocks (Cost $3,978,657)		13,827,145
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ *	10	—
Hologic, Inc., CVR ‡ *	49	1
Total Rights (Cost $11)		1
	SHARES (000)
Short-Term Investments — 0.7%
Investment Companies — 0.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (c) (d) (Cost $79,959)	79,959	79,959
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d) (Cost $19,420)	19,420	19,420
Total Short-Term Investments (Cost $99,379)		99,379
Total Investments — 100.2% (Cost $4,078,047)		13,926,525
Liabilities in Excess of Other Assets — (0.2)%		(31,370)
NET ASSETS — 100.0%		13,895,155

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Equity Funds	11

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $19,090 (See Note 2.C.).
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of June 30, 2026.
Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	176	09/18/2026	USD	66,414	665

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Equity Funds	June 30, 2026

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 85.3%
Aerospace & Defense — 3.5%
Howmet Aerospace, Inc.	318	85,520
RTX Corp.	379	71,971
TransDigm Group, Inc.	14	18,118
		175,609
Air Freight & Logistics — 0.4%
FedEx Corp.	57	17,846
Banks — 1.0%
Bank of America Corp.	409	23,299
Citigroup, Inc.	90	12,684
US Bancorp	268	16,169
		52,152
Beverages — 1.7%
Keurig Dr Pepper, Inc.	676	22,117
Monster Beverage Corp. *	56	5,383
PepsiCo, Inc.	447	60,611
		88,111
Biotechnology — 4.2%
AbbVie, Inc.	341	85,705
Regeneron Pharmaceuticals, Inc.	85	53,304
Vertex Pharmaceuticals, Inc. *	150	74,434
		213,443
Broadline Retail — 1.5%
Amazon.com, Inc. *	312	74,381
Building Products — 1.6%
Carrier Global Corp.	11	813
Trane Technologies plc	166	81,474
		82,287
Capital Markets — 0.3%
Intercontinental Exchange, Inc.	132	16,203
Chemicals — 1.3%
Ecolab, Inc.	230	64,037
Communications Equipment — 0.3%
Arista Networks, Inc. *	88	14,980
Construction Materials — 0.4%
Vulcan Materials Co.	71	20,858
Consumer Finance — 1.5%
American Express Co.	209	70,503
Capital One Financial Corp.	30	6,082
		76,585
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	61	56,583
Walmart, Inc.	408	46,250
		102,833
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	1,220	25,247
Verizon Communications, Inc.	430	18,233
		43,480
Electric Utilities — 3.3%
Entergy Corp.	469	53,843
NextEra Energy, Inc.	859	75,378
Southern Co. (The)	412	39,501
		168,722
Electrical Equipment — 3.7%
Eaton Corp. plc	194	82,537
Emerson Electric Co.	417	59,783
Vertiv Holdings Co., Class A	144	48,137
		190,457
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class A	312	55,053
Corning, Inc.	60	15,372
		70,425
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	189	10,484
Entertainment — 1.9%
Netflix, Inc. *	466	33,285
Walt Disney Co. (The)	653	62,789
		96,074
Financial Services — 4.0%
Affirm Holdings, Inc., Class A *	74	6,067
Berkshire Hathaway, Inc., Class B *	52	26,237
Corpay, Inc. *	96	31,959
Mastercard, Inc., Class A	132	67,595
Visa, Inc., Class A	209	71,564
		203,422
Food Products — 1.2%
Mondelez International, Inc., Class A	1,084	62,692
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	13

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 0.5%
Fedex Freight Holding Co., Inc. *	29	4,303
Union Pacific Corp.	77	21,020
		25,323
Health Care Equipment & Supplies — 2.5%
Edwards Lifesciences Corp. *	110	9,926
Intuitive Surgical, Inc. *	70	27,771
Medtronic plc	343	26,858
Stryker Corp.	197	62,059
		126,614
Health Care Providers & Services — 1.3%
CVS Health Corp.	105	10,864
McKesson Corp.	46	35,105
UnitedHealth Group, Inc.	49	20,339
		66,308
Health Care REITs — 1.3%
Ventas, Inc.	419	37,187
Welltower, Inc.	135	30,768
		67,955
Hotels, Restaurants & Leisure — 4.9%
Chipotle Mexican Grill, Inc., Class A *	1,647	55,986
DoorDash, Inc., Class A *	159	29,348
Hilton Worldwide Holdings, Inc.	91	29,932
McDonald's Corp.	227	61,456
Yum! Brands, Inc.	440	70,370
		247,092
Household Products — 1.1%
Church & Dwight Co., Inc.	220	21,319
Kimberly-Clark Corp. (a)	108	11,903
Procter & Gamble Co. (The)	141	20,681
		53,903
Industrial Conglomerates — 1.4%
3M Co.	445	72,097
Insurance — 2.6%
Aon plc, Class A	131	43,604
Arthur J Gallagher & Co.	169	38,727
Chubb Ltd.	50	16,959
Progressive Corp. (The)	158	34,626
		133,916
INVESTMENTS	SHARES (000)	VALUE ($000)

Interactive Media & Services — 2.7%
Alphabet, Inc., Class A	213	76,171
Meta Platforms, Inc., Class A	109	61,294
		137,465
IT Services — 0.7%
Accenture plc, Class A	158	19,621
Cognizant Technology Solutions Corp., Class A	395	15,302
		34,923
Life Sciences Tools & Services — 0.2%
Danaher Corp.	66	12,567
Machinery — 1.6%
Cummins, Inc.	19	13,592
Deere & Co.	59	37,163
Dover Corp.	140	31,478
		82,233
Multi-Utilities — 1.3%
CMS Energy Corp.	192	14,667
Sempra	539	50,018
		64,685
Oil, Gas & Consumable Fuels — 2.1%
ConocoPhillips	187	19,410
EOG Resources, Inc.	567	73,609
Exxon Mobil Corp.	104	14,212
		107,231
Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	1,086	62,567
Eli Lilly & Co.	44	52,680
Johnson & Johnson	332	84,200
Merck & Co., Inc.	316	40,659
		240,106
Professional Services — 0.2%
Leidos Holdings, Inc.	109	11,228
Semiconductors & Semiconductor Equipment — 7.2%
Advanced Micro Devices, Inc. *	63	36,816
Analog Devices, Inc.	119	47,190
Broadcom, Inc.	177	66,852
Lam Research Corp.	183	79,191
NVIDIA Corp.	385	77,056
NXP Semiconductors NV (Netherlands)	92	25,733
Texas Instruments, Inc.	103	30,690
		363,528
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Large Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — 3.9%
Autodesk, Inc. *	128	24,834
Cadence Design Systems, Inc. *	174	65,481
Fortinet, Inc. *	74	11,370
Intuit, Inc.	58	15,250
Microsoft Corp.	175	65,222
Oracle Corp.	111	16,192
		198,349
Specialized REITs — 1.4%
American Tower Corp.	85	13,896
Equinix, Inc.	48	49,585
SBA Communications Corp.	32	5,703
		69,184
Specialty Retail — 4.0%
AutoZone, Inc. *	5	16,756
Best Buy Co., Inc.	193	14,651
Burlington Stores, Inc. *	90	28,478
Lowe's Cos., Inc.	308	67,789
Ross Stores, Inc.	360	76,649
		204,323
Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	266	77,023
Hewlett Packard Enterprise Co.	223	10,040
		87,063
Tobacco — 1.6%
Altria Group, Inc.	166	11,924
Philip Morris International, Inc.	376	68,144
		80,068
Water Utilities — 0.1%
American Water Works Co., Inc.	52	6,799
Total Common Stocks (Cost $3,240,471)		4,338,041
	PRINCIPAL AMOUNT ($000)
Equity-Linked Notes — 13.9%
Barclays Bank PLC, ELN, 47.45%, 7/13/2026, (linked to S&P 500 Index) (b)	6	47,409
Barclays Bank PLC, ELN, 52.20%, 7/24/2026, (linked to S&P 500 Index) (b)	6	45,601
BNP Paribas, ELN, 45.70%, 7/10/2026, (linked to S&P 500 Index) (b)	6	46,884
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas, ELN, 56.15%, 7/21/2026, (linked to S&P 500 Index) (b)	6	48,661
BNP Paribas, ELN, 56.30%, 7/27/2026, (linked to S&P 500 Index) (b)	6	45,287
BNP Paribas, ELN, 57.45%, 7/17/2026, (linked to S&P 500 Index) (b)	7	48,507
BofA Finance LLC, ELN, 59.23%, 8/4/2026, (linked to S&P 500 Index) (b)	6	46,578
Citigroup Global Markets Holdings, Inc., ELN, 62.81%, 7/20/2026, (linked to S&P 500 Index) (b)	7	47,139
GS Finance Corp., ELN, 49.90%, 7/8/2026, (linked to S&P 500 Index) (b)	6	47,087
GS Finance Corp., ELN, 50.10%, 7/7/2026, (linked to S&P 500 Index) (b)	6	47,275
National Bank of Canada, ELN, 51.30%, 7/28/2026, (linked to S&P 500 Index) (b)	6	45,590
National Bank of Canada, ELN, 55.00%, 7/31/2026, (linked to S&P 500 Index) (b)	7	48,596
Royal Bank of Canada, ELN, 47.95%, 7/14/2026, (linked to S&P 500 Index) (b)	6	47,288
Royal Bank of Canada, ELN, 54.71%, 8/7/2026, (linked to S&P 500 Index) (b)	6	45,994
Royal Bank of Canada, ELN, 58.15%, 8/3/2026, (linked to S&P 500 Index) (b)	7	48,647
Total Equity-Linked Notes (Cost $704,956)		706,543
	SHARES (000)
Short-Term Investments — 1.0%
Investment Companies — 0.9%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (c) (d) (Cost $45,565)	45,565	45,565
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d) (Cost $5,842)	5,842	5,842
Total Short-Term Investments (Cost $51,407)		51,407
Total Investments — 100.2% (Cost $3,996,834)		5,095,991
Liabilities in Excess of Other Assets — (0.2)%		(11,219)
NET ASSETS — 100.0%		5,084,772

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	15

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
Abbreviations
ELN	Equity-Linked Note
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $5,720 (See Note 2.C.).
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Large Cap Funds	June 30, 2026

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.9%
Aerospace & Defense — 2.9%
GE Aerospace	6,177	2,308,518
Rocket Lab Corp. *	4,336	440,795
RTX Corp.	4,419	838,413
		3,587,726
Automobiles — 2.9%
Tesla, Inc. *	8,320	3,499,271
Beverages — 1.8%
Coca-Cola Co. (The)	11,773	956,765
Monster Beverage Corp. *	12,675	1,218,315
		2,175,080
Biotechnology — 2.6%
Alnylam Pharmaceuticals, Inc. *	211	63,582
Amgen, Inc.	613	222,124
Gilead Sciences, Inc.	6,569	829,912
Insmed, Inc. *	2,790	297,484
Natera, Inc. *	5,551	1,506,803
Revolution Medicines, Inc. *	1,368	256,170
		3,176,075
Broadline Retail — 1.0%
Amazon.com, Inc. *	5,113	1,218,624
Capital Markets — 2.5%
Charles Schwab Corp. (The)	4,129	380,990
Goldman Sachs Group, Inc. (The)	2,661	2,690,895
		3,071,885
Communications Equipment — 3.1%
Ciena Corp. *	4,307	2,112,864
Cisco Systems, Inc.	6,320	742,366
Lumentum Holdings, Inc. *	1,104	947,133
		3,802,363
Construction & Engineering — 0.9%
Quanta Services, Inc.	1,586	1,142,198
Consumer Staples Distribution & Retail — 1.1%
Walmart, Inc.	11,809	1,337,451
Diversified Telecommunication Services — 0.2%
Space Exploration Technologies Corp., Class A * (a)	1,087	185,737
Electrical Equipment — 3.6%
Bloom Energy Corp., Class A *	2,417	731,650
INVESTMENTS	SHARES (000)	VALUE ($000)

Electrical Equipment — continued
GE Vernova, Inc.	2,464	2,895,120
Vertiv Holdings Co., Class A	2,260	756,560
		4,383,330
Electronic Equipment, Instruments & Components — 2.9%
Amphenol Corp., Class A	5,194	915,864
Celestica, Inc. (Canada) *	1,478	539,232
Corning, Inc.	8,278	2,114,331
		3,569,427
Entertainment — 0.0% ^
Netflix, Inc. *	581	41,458
ROBLOX Corp., Class A *	160	8,735
		50,193
Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B *	1,210	605,478
Mastercard, Inc., Class A	2,401	1,232,781
Visa, Inc., Class A	212	72,819
		1,911,078
Ground Transportation — 0.7%
Union Pacific Corp.	3,004	816,965
Health Care Providers & Services — 0.1%
Hims & Hers Health, Inc. * (a)	1,977	68,541
McKesson Corp.	80	60,515
		129,056
Hotels, Restaurants & Leisure — 0.6%
DoorDash, Inc., Class A *	249	45,949
McDonald's Corp.	2,464	665,978
		711,927
Household Products — 0.2%
Procter & Gamble Co. (The)	1,453	213,052
Industrial Conglomerates — 0.6%
3M Co.	4,751	769,250
Interactive Media & Services — 11.5%
Alphabet, Inc., Class C	33,762	11,929,194
Meta Platforms, Inc., Class A	3,640	2,050,519
		13,979,713
IT Services — 1.3%
Cloudflare, Inc., Class A *	65	15,884
DigitalOcean Holdings, Inc. * (a)	3,334	523,459
International Business Machines Corp.	905	254,628
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	17

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
IT Services — continued
Snowflake, Inc., Class A *	348	88,582
Twilio, Inc., Class A *	3,318	684,698
		1,567,251
Machinery — 2.7%
Caterpillar, Inc.	2,247	2,392,913
Deere & Co.	1,379	874,805
		3,267,718
Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	11,393	716,502
Oil, Gas & Consumable Fuels — 1.1%
Exxon Mobil Corp.	9,419	1,287,803
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	1,088	62,680
Eli Lilly & Co.	1,977	2,371,307
Johnson & Johnson	6,792	1,724,863
Merck & Co., Inc.	6,659	855,694
		5,014,544
Semiconductors & Semiconductor Equipment — 32.4%
Advanced Micro Devices, Inc. *	7,676	4,458,980
Analog Devices, Inc.	1,696	673,732
Applied Materials, Inc.	4,387	3,171,446
Broadcom, Inc.	11,993	4,530,505
Cerebras Systems, Inc., Class A * (a)	247	54,486
Lam Research Corp.	7,332	3,177,053
Marvell Technology, Inc.	3,269	973,804
Micron Technology, Inc.	4,356	5,028,624
MKS, Inc.	800	355,874
NVIDIA Corp.	63,031	12,611,835
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	4,242	2,025,957
Teradyne, Inc.	1,292	625,112
Texas Instruments, Inc.	5,906	1,760,485
		39,447,893
Software — 3.2%
AppLovin Corp., Class A *	281	144,991
Crowdstrike Holdings, Inc., Class A *	1,248	952,038
Microsoft Corp.	4,017	1,498,276
Oracle Corp.	982	143,982
Palantir Technologies, Inc., Class A *	358	41,766
Palo Alto Networks, Inc. *	3,150	1,074,178
		3,855,231
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — 0.2%
AutoZone, Inc. *	41	130,171
Carvana Co., Class A *	1,785	117,512
		247,683
Technology Hardware, Storage & Peripherals — 11.2%
Apple, Inc.	23,039	6,666,680
Dell Technologies, Inc., Class C	3,896	1,680,903
Sandisk Corp. *	1,240	2,819,516
Western Digital Corp.	3,836	2,450,186
		13,617,285
Tobacco — 1.3%
Philip Morris International, Inc.	8,956	1,620,185
Total Common Stocks (Cost $70,299,962)		120,372,496
Short-Term Investments — 1.2%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $1,264,697)	1,264,662	1,264,662
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $216,483)	216,483	216,483
Total Short-Term Investments (Cost $1,481,180)		1,481,145
Total Investments — 100.1% (Cost $71,781,142)		121,853,641
Liabilities in Excess of Other Assets — (0.1)%		(160,993)
NET ASSETS — 100.0%		121,692,648

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $219,586 (See Note 2.C.).
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Large Cap Funds	June 30, 2026

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	19

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.1%
Aerospace & Defense — 0.2%
Honeywell Aerospace, Inc. *	57	12,528
Automobiles — 0.7%
Ford Motor Co.	2,781	38,656
Banks — 9.1%
Bank of America Corp.	2,099	119,618
Citigroup, Inc.	310	43,408
Fifth Third Bancorp	1,922	108,349
Huntington Bancshares, Inc.	1,177	20,866
Truist Financial Corp.	502	25,004
Wells Fargo & Co.	1,821	150,455
		467,700
Biotechnology — 2.1%
AbbVie, Inc.	321	80,689
Biogen, Inc. *	66	14,237
Ionis Pharmaceuticals, Inc. *	163	12,939
		107,865
Broadline Retail — 7.6%
Amazon.com, Inc. *	1,648	392,886
Capital Markets — 1.5%
Charles Schwab Corp. (The)	851	78,512
Chemicals — 2.3%
Albemarle Corp.	357	48,209
Chemours Co. (The)	1,578	32,375
PPG Industries, Inc.	312	37,891
		118,475
Construction Materials — 0.6%
Amrize Ltd.	607	32,373
Consumer Finance — 2.7%
American Express Co.	179	60,406
Capital One Financial Corp.	389	78,069
		138,475
Consumer Staples Distribution & Retail — 2.1%
BJ's Wholesale Club Holdings, Inc. *	364	31,705
Performance Food Group Co. *	688	76,929
		108,634
Containers & Packaging — 0.3%
Ball Corp.	246	15,360
Electric Utilities — 3.2%
NextEra Energy, Inc.	805	70,648
INVESTMENTS	SHARES (000)	VALUE ($000)

Electric Utilities — continued
PG&E Corp.	912	15,343
Southern Co. (The)	810	77,480
		163,471
Electrical Equipment — 1.8%
Eaton Corp. plc	124	52,784
Emerson Electric Co.	270	38,649
		91,433
Electronic Equipment, Instruments & Components — 2.8%
CDW Corp.	128	17,958
Corning, Inc.	322	82,176
TD SYNNEX Corp.	163	43,694
		143,828
Entertainment — 1.8%
Walt Disney Co. (The)	953	91,708
Financial Services — 4.6%
Affirm Holdings, Inc., Class A *	238	19,415
Berkshire Hathaway, Inc., Class B *	123	61,332
Corpay, Inc. *	127	42,347
Fidelity National Information Services, Inc.	667	25,954
Klarna Group plc (United Kingdom) * (a)	1,296	26,225
Toast, Inc., Class A *	2,232	62,094
		237,367
Food Products — 0.5%
Mondelez International, Inc., Class A	423	24,476
Health Care Equipment & Supplies — 3.6%
Boston Scientific Corp. *	467	19,942
GE HealthCare Technologies, Inc.	1,737	111,181
Medtronic plc	447	34,939
Stryker Corp.	68	21,449
		187,511
Health Care Providers & Services — 5.2%
Cencora, Inc.	161	45,675
Cigna Group (The)	128	35,270
Elevance Health, Inc.	96	37,374
HCA Healthcare, Inc.	95	36,938
Labcorp Holdings, Inc.	185	51,792
UnitedHealth Group, Inc.	153	63,467
		270,516
Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc.	233	41,583
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Large Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Carnival Corp. Ltd.	1,972	56,325
McDonald's Corp.	27	7,280
		105,188
Household Durables — 0.5%
DR Horton, Inc.	166	27,092
Industrial Conglomerates — 0.2%
Honeywell International, Inc.	57	12,688
Insurance — 1.6%
Arthur J Gallagher & Co.	355	81,502
Interactive Media & Services — 2.8%
Meta Platforms, Inc., Class A	255	143,750
IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	602	23,324
Life Sciences Tools & Services — 1.7%
Danaher Corp.	160	30,541
IQVIA Holdings, Inc. *	297	57,367
		87,908
Machinery — 6.2%
Dover Corp.	267	59,933
Flowserve Corp.	1,184	87,795
Gates Industrial Corp. plc *	2,742	76,692
Ingersoll Rand, Inc.	450	36,934
Timken Co. (The)	395	57,342
		318,696
Media — 0.7%
Fox Corp., Class A	421	21,952
Nexstar Media Group, Inc.	72	12,913
		34,865
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	300	18,851
Multi-Utilities — 0.3%
Sempra	192	17,837
Oil, Gas & Consumable Fuels — 1.9%
EQT Corp.	1,321	70,249
Range Resources Corp.	690	25,659
		95,908
INVESTMENTS	SHARES (000)	VALUE ($000)

Passenger Airlines — 2.6%
Alaska Air Group, Inc. *	250	13,028
Southwest Airlines Co.	2,331	119,871
		132,899
Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co.	433	24,952
Professional Services — 0.5%
Booz Allen Hamilton Holding Corp., Class A	190	11,542
Genpact Ltd.	538	14,778
		26,320
Real Estate Management & Development — 0.4%
CoStar Group, Inc. *	739	20,932
Residential REITs — 3.7%
AvalonBay Communities, Inc.	550	103,738
Essex Property Trust, Inc.	130	37,996
Mid-America Apartment Communities, Inc.	209	29,020
UDR, Inc.	499	19,911
		190,665
Semiconductors & Semiconductor Equipment — 6.2%
Intel Corp. *	148	20,618
Lam Research Corp.	65	28,198
Micron Technology, Inc.	19	21,656
NVIDIA Corp.	414	82,837
NXP Semiconductors NV (Netherlands)	285	80,089
QUALCOMM, Inc.	375	69,358
Skyworks Solutions, Inc. (a)	220	14,925
		317,681
Software — 4.8%
Guidewire Software, Inc. *	181	22,266
HubSpot, Inc. *	206	37,631
Microsoft Corp.	427	159,036
Roper Technologies, Inc.	38	12,964
ServiceNow, Inc. *	174	17,307
		249,204
Specialty Retail — 1.5%
AutoZone, Inc. *	9	28,389
Gap, Inc. (The)	949	17,722
Tractor Supply Co.	1,007	31,847
		77,958
Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	321	92,972
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	21

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — continued
Hewlett Packard Enterprise Co.	1,132	51,036
Seagate Technology Holdings plc	28	27,333
Western Digital Corp.	127	81,193
		252,534
Textiles, Apparel & Luxury Goods — 1.0%
Kontoor Brands, Inc.	630	52,507
Trading Companies & Distributors — 1.5%
AerCap Holdings NV (Ireland)	427	62,264
EquipmentShare.com, Inc., Class A * (a)	750	14,740
		77,004
Total Common Stocks (Cost $4,486,941)		5,112,039
Short-Term Investments — 1.3%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $30,681)	30,681	30,681
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $39,323)	39,323	39,323
Total Short-Term Investments (Cost $70,004)		70,004
Total Investments — 100.4% (Cost $4,556,945)		5,182,043
Liabilities in Excess of Other Assets — (0.4)%		(22,067)
NET ASSETS — 100.0%		5,159,976

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $38,041 (See Note 2.C.).
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Large Cap Funds	June 30, 2026

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.0%
Aerospace & Defense — 2.0%
Howmet Aerospace, Inc.	1,587	426,694
Northrop Grumman Corp.	488	248,423
		675,117
Automobiles — 1.1%
Tesla, Inc. *	878	369,352
Banks — 3.3%
US Bancorp	4,740	286,309
Wells Fargo & Co.	10,061	831,442
		1,117,751
Biotechnology — 2.7%
AbbVie, Inc.	2,133	536,761
Regeneron Pharmaceuticals, Inc.	178	111,215
Vertex Pharmaceuticals, Inc. *	496	246,355
		894,331
Broadline Retail — 4.5%
Amazon.com, Inc. *	6,365	1,517,149
Building Products — 1.3%
Carrier Global Corp.	1,674	122,751
Trane Technologies plc	605	297,227
		419,978
Capital Markets — 2.9%
Blackstone, Inc.	3,448	405,727
Morgan Stanley	2,763	577,531
		983,258
Construction Materials — 0.8%
Vulcan Materials Co.	932	274,904
Consumer Finance — 2.3%
American Express Co.	2,307	780,296
Consumer Staples Distribution & Retail — 1.7%
Walmart, Inc.	5,024	569,034
Diversified Telecommunication Services — 1.0%
Space Exploration Technologies Corp., Class A * (a)	2,007	342,843
Electric Utilities — 3.7%
Entergy Corp.	2,071	237,894
NextEra Energy, Inc.	8,767	769,479
Southern Co. (The)	2,393	228,977
		1,236,350
Electrical Equipment — 1.2%
Eaton Corp. plc	901	383,894
INVESTMENTS	SHARES (000)	VALUE ($000)

Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp., Class A	1,412	249,021
Corning, Inc.	1,205	307,754
		556,775
Energy Equipment & Services — 1.9%
Baker Hughes Co., Class A	11,587	643,084
Entertainment — 1.5%
Walt Disney Co. (The)	5,249	505,207
Financial Services — 3.3%
Affirm Holdings, Inc., Class A *	1,760	143,524
Mastercard, Inc., Class A	1,860	955,321
		1,098,845
Food Products — 0.7%
Mondelez International, Inc., Class A	4,256	246,172
Ground Transportation — 0.8%
Canadian Pacific Kansas City Ltd. (Canada) (a)	2,940	254,771
Health Care Equipment & Supplies — 2.8%
Edwards Lifesciences Corp. *	3,176	287,293
Medtronic plc	3,069	240,123
Stryker Corp.	1,336	420,591
		948,007
Hotels, Restaurants & Leisure — 2.8%
Chipotle Mexican Grill, Inc., Class A *	2,891	98,297
DoorDash, Inc., Class A *	1,102	203,355
Marriott International, Inc., Class A	528	195,598
McDonald's Corp.	1,574	425,430
		922,680
Industrial REITs — 0.7%
Prologis, Inc.	1,641	222,271
Insurance — 2.8%
Aon plc, Class A	819	271,656
Arthur J Gallagher & Co.	1,582	363,085
Progressive Corp. (The)	1,352	295,403
		930,144
Interactive Media & Services — 9.0%
Alphabet, Inc., Class A	6,307	2,253,695
Meta Platforms, Inc., Class A	1,342	756,080
		3,009,775
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	426	213,521
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	23

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 0.7%
Deere & Co.	359	228,011
Oil, Gas & Consumable Fuels — 1.0%
ConocoPhillips	3,284	341,426
Pharmaceuticals — 2.0%
Eli Lilly & Co.	551	660,350
Semiconductors & Semiconductor Equipment — 20.1%
Advanced Micro Devices, Inc. *	1,308	759,643
ASML Holding NV (Registered), NYRS (Netherlands)	199	396,477
Broadcom, Inc.	3,488	1,317,610
Micron Technology, Inc.	926	1,069,317
NVIDIA Corp.	13,162	2,633,647
NXP Semiconductors NV (Netherlands)	1,896	532,704
		6,709,398
Software — 6.0%
Cadence Design Systems, Inc. *	599	224,736
Crowdstrike Holdings, Inc., Class A *	354	270,145
Intuit, Inc.	444	115,930
Microsoft Corp.	2,922	1,089,974
Oracle Corp.	210	30,692
Palantir Technologies, Inc., Class A *	2,302	268,611
		2,000,088
Specialty Retail — 2.7%
AutoZone, Inc. *	113	360,633
Lowe's Cos., Inc.	2,508	552,983
		913,616
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc.	6,540	1,892,474
Western Digital Corp.	772	492,890
		2,385,364
Trading Companies & Distributors — 0.9%
United Rentals, Inc.	260	294,847
Water Utilities — 0.4%
American Water Works Co., Inc.	1,011	133,044
Total Common Stocks (Cost $17,076,348)		32,781,653
Short-Term Investments — 0.7%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $81,248)	81,248	81,248
INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $148,162)	148,162	148,162
Total Short-Term Investments (Cost $229,410)		229,410
Total Investments — 98.7% (Cost $17,305,758)		33,011,063
Other Assets in Excess of Liabilities — 1.3%		438,130
NET ASSETS — 100.0%		33,449,193

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $150,997 (See Note 2.C.).
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Large Cap Funds	June 30, 2026

Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	920	09/18/2026	USD	347,162	(283)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	25

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 84.6%
Aerospace & Defense — 2.7%
GE Aerospace	58	21,702
Howmet Aerospace, Inc.	35	9,427
RTX Corp.	63	12,015
		43,144
Automobiles — 2.2%
Tesla, Inc. *	83	35,062
Banks — 0.3%
Bank of America Corp.	74	4,242
Beverages — 0.2%
PepsiCo, Inc.	27	3,636
Biotechnology — 1.5%
AbbVie, Inc.	48	11,976
Neurocrine Biosciences, Inc. *	22	3,737
Regeneron Pharmaceuticals, Inc.	8	4,651
Vertex Pharmaceuticals, Inc. *	6	3,148
		23,512
Broadline Retail — 1.7%
Amazon.com, Inc. *	114	27,084
Building Products — 0.6%
Trane Technologies plc	19	9,385
Capital Markets — 2.1%
Bank of New York Mellon Corp. (The)	29	4,132
Charles Schwab Corp. (The)	106	9,829
Evercore, Inc., Class A	5	1,636
Goldman Sachs Group, Inc. (The)	6	5,777
Interactive Brokers Group, Inc., Class A	69	6,024
Morgan Stanley	29	6,005
		33,403
Chemicals — 0.2%
Linde plc	8	3,893
Communications Equipment — 0.7%
Ciena Corp. *	22	10,691
Construction & Engineering — 1.0%
Comfort Systems USA, Inc.	4	8,923
Quanta Services, Inc.	9	6,342
		15,265
Consumer Finance — 0.2%
Capital One Financial Corp.	14	2,902
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Staples Distribution & Retail — 0.4%
Costco Wholesale Corp.	7	6,631
Diversified Telecommunication Services — 0.3%
Space Exploration Technologies Corp., Class A *	27	4,524
Electric Utilities — 0.3%
NextEra Energy, Inc.	50	4,365
Electrical Equipment — 1.7%
Bloom Energy Corp., Class A *	27	8,168
GE Vernova, Inc.	6	7,639
Vertiv Holdings Co., Class A	36	11,974
		27,781
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	68	12,033
Entertainment — 0.8%
Netflix, Inc. *	189	13,489
Financial Services — 1.8%
Mastercard, Inc., Class A	42	21,718
Visa, Inc., Class A	22	7,578
		29,296
Ground Transportation — 0.4%
Uber Technologies, Inc. *	56	4,034
Union Pacific Corp.	6	1,746
		5,780
Health Care Equipment & Supplies — 0.5%
Boston Scientific Corp. *	40	1,698
Intuitive Surgical, Inc. *	6	2,405
Stryker Corp.	14	4,309
		8,412
Health Care Providers & Services — 0.6%
Cardinal Health, Inc.	31	7,418
Cigna Group (The)	9	2,423
		9,841
Health Care REITs — 0.3%
Ventas, Inc.	55	4,848
Hotels, Restaurants & Leisure — 2.0%
Chipotle Mexican Grill, Inc., Class A *	127	4,310
DoorDash, Inc., Class A *	30	5,637
Expedia Group, Inc.	38	9,669
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Large Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Hilton Worldwide Holdings, Inc.	29	9,550
McDonald's Corp.	10	2,782
		31,948
Industrial REITs — 0.2%
Prologis, Inc.	25	3,434
Interactive Media & Services — 12.5%
Alphabet, Inc., Class A	357	127,807
Alphabet, Inc., Class C	106	37,415
Meta Platforms, Inc., Class A	60	33,625
		198,847
IT Services — 0.4%
International Business Machines Corp.	23	6,581
Life Sciences Tools & Services — 0.2%
IQVIA Holdings, Inc. *	13	2,422
Machinery — 0.3%
Cummins, Inc.	7	4,739
Metals & Mining — 0.2%
Southern Copper Corp. (Mexico)	15	2,550
Oil, Gas & Consumable Fuels — 0.1%
Devon Energy Corp.	57	2,369
Pharmaceuticals — 2.3%
Eli Lilly & Co.	20	24,509
Jazz Pharmaceuticals plc *	9	2,103
Johnson & Johnson	33	8,435
Zoetis, Inc.	19	1,372
		36,419
Semiconductors & Semiconductor Equipment — 29.1%
Advanced Micro Devices, Inc. *	99	57,360
Analog Devices, Inc.	9	3,696
Applied Materials, Inc.	40	29,182
Broadcom, Inc.	164	62,032
Cerebras Systems, Inc., Class A *	16	3,423
Credo Technology Group Holding Ltd. *	9	2,543
Intel Corp. *	14	1,973
KLA Corp.	28	8,470
Lam Research Corp.	109	47,324
Micron Technology, Inc.	27	30,790
NVIDIA Corp.	1,000	200,041
NXP Semiconductors NV (Netherlands)	5	1,447
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	15	6,928
Teradyne, Inc.	16	7,919
		463,128
Software — 5.8%
AppLovin Corp., Class A *	9	4,537
Autodesk, Inc. *	13	2,633
Cadence Design Systems, Inc. *	18	6,880
Crowdstrike Holdings, Inc., Class A *	8	5,980
Intuit, Inc.	25	6,668
Microsoft Corp.	112	41,623
Nutanix, Inc., Class A *	34	1,734
Oracle Corp.	24	3,469
Palantir Technologies, Inc., Class A *	51	5,997
Rubrik, Inc., Class A *	33	2,676
Salesforce, Inc.	10	1,584
ServiceNow, Inc. *	68	6,714
Zoom Communications, Inc., Class A *	13	1,084
		91,579
Specialty Retail — 0.9%
Lowe's Cos., Inc.	38	8,276
TJX Cos., Inc. (The)	38	5,761
		14,037
Technology Hardware, Storage & Peripherals — 9.0%
Apple, Inc.	333	96,263
Hewlett Packard Enterprise Co.	181	8,159
Sandisk Corp. *	2	4,479
Seagate Technology Holdings plc	9	9,136
Western Digital Corp.	39	24,626
		142,663
Tobacco — 0.3%
Philip Morris International, Inc.	25	4,544
Total Common Stocks (Cost $589,691)		1,344,479
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	27

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 6.5%
Investment Companies — 6.5%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b) (Cost $103,813)	103,809	103,809
Total Investments — 91.1% (Cost $693,504)		1,448,288
Other Assets in Excess of Liabilities — 8.9%		141,224
NET ASSETS — 100.0%		1,589,512

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 1000 Growth E-Mini Index	552	09/18/2026	USD	139,457	16
S&P 500 E-Mini Index	294	09/18/2026	USD	110,941	923
					939

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Large Cap Funds	June 30, 2026

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 121.2%
Common Stocks — 120.0%
Aerospace & Defense — 3.9%
Howmet Aerospace, Inc. (a)	203	54,516
RTX Corp. (a)	301	57,177
TransDigm Group, Inc.	24	31,324
		143,017
Air Freight & Logistics — 0.1%
FedEx Corp.	14	4,453
Automobiles — 0.5%
General Motors Co.	42	3,252
Tesla, Inc. * (a)	33	13,620
		16,872
Banks — 4.1%
Bank of America Corp.	396	22,590
Citigroup, Inc.	81	11,373
Fifth Third Bancorp	678	38,203
US Bancorp	427	25,796
Wells Fargo & Co. (a)	659	54,453
		152,415
Beverages — 0.8%
Keurig Dr Pepper, Inc.	78	2,562
PepsiCo, Inc.	191	25,811
		28,373
Biotechnology — 2.8%
AbbVie, Inc. (a)	215	54,069
Biogen, Inc. *	38	8,286
Insmed, Inc. *	15	1,565
Neurocrine Biosciences, Inc. *	12	2,020
Regeneron Pharmaceuticals, Inc.	22	13,603
Vertex Pharmaceuticals, Inc. * (a)	45	22,457
		102,000
Broadline Retail — 5.1%
Amazon.com, Inc. * (a)	798	190,267
Building Products — 1.6%
Masco Corp.	41	3,336
Trane Technologies plc	112	55,235
		58,571
Capital Markets — 2.9%
Ameriprise Financial, Inc. (a)	8	3,681
Blackstone, Inc. (a)	79	9,295
Charles Schwab Corp. (The) (a)	194	17,874
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued
Goldman Sachs Group, Inc. (The)	11	10,846
Intercontinental Exchange, Inc.	33	4,061
Morgan Stanley	202	42,359
MSCI, Inc.	29	16,299
State Street Corp.	27	4,638
		109,053
Chemicals — 1.5%
Albemarle Corp.	28	3,773
Ecolab, Inc.	135	37,669
Linde plc	26	13,643
PPG Industries, Inc.	18	2,136
		57,221
Communications Equipment — 0.4%
Arista Networks, Inc. *	76	12,947
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	19	10,934
Consumer Finance — 0.9%
American Express Co.	72	24,272
Capital One Financial Corp. (a)	54	10,807
		35,079
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp.	14	12,687
Walmart, Inc.	200	22,655
		35,342
Diversified Telecommunication Services — 0.4%
Comcast Corp., Class A	229	5,630
Space Exploration Technologies Corp., Class A *	65	10,997
		16,627
Electric Utilities — 3.5%
Entergy Corp. (a)	382	43,885
NextEra Energy, Inc. (a)	634	55,642
Southern Co. (The) (a)	320	30,621
		130,148
Electrical Equipment — 1.4%
Eaton Corp. plc	72	30,692
Innio NV (Germany) *	182	7,178
Vertiv Holdings Co., Class A	46	15,568
		53,438
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	29

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Electronic Equipment, Instruments & Components — 2.5%
Amphenol Corp., Class A	269	47,389
Corning, Inc.	174	44,617
		92,006
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A (a)	237	13,144
Entertainment — 1.8%
Spotify Technology SA *	4	1,895
Take-Two Interactive Software, Inc. *	28	6,893
Walt Disney Co. (The)	405	38,996
Warner Music Group Corp., Class A	648	17,550
		65,334
Financial Services — 4.0%
Affirm Holdings, Inc., Class A *	203	16,556
Corpay, Inc. *	124	41,345
Fidelity National Information Services, Inc.	63	2,443
Mastercard, Inc., Class A (a)	167	85,939
WEX, Inc. *	20	2,791
		149,074
Ground Transportation — 1.4%
Canadian Pacific Kansas City Ltd. (Canada)	144	12,464
CSX Corp.	698	33,158
Fedex Freight Holding Co., Inc. *	7	1,074
XPO, Inc. *	18	3,810
		50,506
Health Care Equipment & Supplies — 1.5%
Dexcom, Inc. *	25	1,705
Edwards Lifesciences Corp. *	193	17,412
Intuitive Surgical, Inc. *	18	7,270
Stryker Corp.	98	30,744
		57,131
Health Care Providers & Services — 1.7%
Cencora, Inc.	26	7,335
Tenet Healthcare Corp. *	21	3,994
UnitedHealth Group, Inc.	129	53,351
		64,680
Health Care REITs — 1.4%
Ventas, Inc.	403	35,774
Welltower, Inc.	75	17,145
		52,919
INVESTMENTS	SHARES (000)	VALUE ($000)

Hotels, Restaurants & Leisure — 4.1%
Booking Holdings, Inc.	56	9,949
Chipotle Mexican Grill, Inc., Class A *	307	10,422
Darden Restaurants, Inc.	17	3,598
DoorDash, Inc., Class A *	206	37,956
Expedia Group, Inc.	60	15,344
Hilton Worldwide Holdings, Inc.	76	25,224
McDonald's Corp. (a)	113	30,545
Royal Caribbean Cruises Ltd.	42	13,236
Yum! Brands, Inc.	42	6,791
		153,065
Household Products — 0.7%
Church & Dwight Co., Inc.	267	25,839
Industrial Conglomerates — 1.2%
3M Co. (a)	266	43,072
Insurance — 1.7%
Aon plc, Class A	158	52,602
Progressive Corp. (The)	51	11,086
		63,688
Interactive Media & Services — 8.2%
Alphabet, Inc., Class C	109	38,456
Alphabet, Inc., Class A (a)	499	178,445
Meta Platforms, Inc., Class A	157	88,556
		305,457
IT Services — 0.4%
Accenture plc, Class A	29	3,631
Shopify, Inc., Class A (Canada) *	111	12,686
		16,317
Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	49	24,601
Waters Corp. *	69	25,754
		50,355
Machinery — 2.8%
Caterpillar, Inc.	13	14,430
Donaldson Co., Inc.	78	7,054
Dover Corp.	172	38,481
IDEX Corp.	18	4,091
Ingersoll Rand, Inc.	136	11,119
Parker-Hannifin Corp.	29	28,051
		103,226
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Large Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Media — 0.2%
Omnicom Group, Inc.	88	6,390
Metals & Mining — 0.1%
Freeport-McMoRan, Inc.	59	3,699
Multi-Utilities — 1.4%
Ameren Corp.	66	7,478
Dominion Energy, Inc.	69	4,688
NiSource, Inc.	121	5,742
Sempra	358	33,233
		51,141
Oil, Gas & Consumable Fuels — 3.5%
Cheniere Energy, Inc.	11	2,527
ConocoPhillips	219	22,774
EOG Resources, Inc. (a)	172	22,253
EQT Corp.	322	17,125
Exxon Mobil Corp.	298	40,783
Marathon Petroleum Corp.	25	6,474
Targa Resources Corp.	22	6,025
Valero Energy Corp.	17	4,471
Williams Cos., Inc. (The)	77	5,695
		128,127
Passenger Airlines — 0.3%
Delta Air Lines, Inc. (a)	80	7,505
United Airlines Holdings, Inc. *	34	4,640
		12,145
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	368	21,167
Elanco Animal Health, Inc. *	147	3,618
Eli Lilly & Co.	30	36,153
Johnson & Johnson	279	70,890
		131,828
Semiconductors & Semiconductor Equipment — 23.2%
Advanced Micro Devices, Inc. *	90	52,474
Analog Devices, Inc.	44	17,535
ASML Holding NV (Registered), NYRS (Netherlands)	12	22,700
Broadcom, Inc.	328	123,922
Cerebras Systems, Inc., Class A *	15	3,276
Intel Corp. *	104	14,573
Lam Research Corp.	240	104,005
Micron Technology, Inc.	90	104,096
NVIDIA Corp. (a)	1,576	315,409
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV (Netherlands)	101	28,249
ON Semiconductor Corp. *	59	5,616
Skyworks Solutions, Inc.	44	2,975
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	80	38,345
Texas Instruments, Inc.	86	25,504
		858,679
Software — 7.8%
Autodesk, Inc. *	28	5,455
Cadence Design Systems, Inc. *	64	23,907
Crowdstrike Holdings, Inc., Class A *	27	20,651
Fortinet, Inc. *	36	5,475
Microsoft Corp. (a)	475	177,241
Palantir Technologies, Inc., Class A *	78	9,093
Palo Alto Networks, Inc. *	75	25,706
Salesforce, Inc.	125	19,511
ServiceNow, Inc. *	26	2,626
		289,665
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	27	4,900
Equinix, Inc.	20	20,293
		25,193
Specialty Retail — 4.0%
AutoZone, Inc. *	10	30,604
Burlington Stores, Inc. * (a)	119	37,735
Lowe's Cos., Inc. (a)	288	63,476
O'Reilly Automotive, Inc. *	69	6,401
Ross Stores, Inc.	52	11,034
		149,250
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc. (a)	672	194,557
Hewlett Packard Enterprise Co.	440	19,827
Seagate Technology Holdings plc	6	5,543
Western Digital Corp.	80	51,300
		271,227
Tobacco — 0.6%
Philip Morris International, Inc.	118	21,272
Trading Companies & Distributors — 0.5%
United Rentals, Inc.	16	18,383
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	31

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Water Utilities — 0.4%
American Water Works Co., Inc.	103	13,497
Total Common Stocks (Cost $2,531,344)		4,443,066
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c)(Cost $46,467)	46,467	46,467
Total Long Positions (Cost $2,577,811)		4,489,533
Short Positions — (21.1)%
Common Stocks — (21.1)%
Aerospace & Defense — (0.4)%
Honeywell Aerospace, Inc. *	(25)	(5,460)
Lockheed Martin Corp.	(7)	(3,557)
Northrop Grumman Corp.	(14)	(7,367)
(16,384)
Air Freight & Logistics — (0.1)%
CH Robinson Worldwide, Inc.	(21)	(3,924)
Automobiles — (0.1)%
Ford Motor Co.	(232)	(3,219)
Banks — (0.6)%
Citizens Financial Group, Inc.	(104)	(7,271)
PNC Financial Services Group, Inc. (The)	(61)	(15,145)
(22,416)
Beverages — (0.1)%
Coca-Cola Co. (The)	(22)	(1,772)
Molson Coors Beverage Co., Class B	(85)	(3,300)
(5,072)
Biotechnology — (0.6)%
Amgen, Inc.	(29)	(10,664)
Incyte Corp. *	(42)	(4,762)
Moderna, Inc. *	(119)	(8,332)
(23,758)
Broadline Retail — (0.5)%
eBay, Inc.	(159)	(17,744)
Building Products — (0.1)%
Lennox International, Inc.	(5)	(2,966)
Capital Markets — (0.5)%
Blackrock, Inc.	(3)	(3,252)
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued
Carlyle Group, Inc. (The)	(64)	(2,702)
Cboe Global Markets, Inc.	(18)	(4,277)
Coinbase Global, Inc., Class A *	(20)	(2,896)
FactSet Research Systems, Inc.	(8)	(1,829)
LPL Financial Holdings, Inc.	(16)	(4,577)
(19,533)
Chemicals — (0.5)%
Air Products and Chemicals, Inc.	(17)	(4,842)
Celanese Corp., Class A	(79)	(3,631)
Dow, Inc.	(138)	(3,786)
Eastman Chemical Co.	(87)	(5,805)
(18,064)
Commercial Services & Supplies — (0.9)%
Cintas Corp.	(20)	(3,486)
Republic Services, Inc., Class A	(34)	(7,227)
Veralto Corp.	(116)	(10,290)
Waste Management, Inc.	(64)	(14,222)
(35,225)
Communications Equipment — (0.5)%
Cisco Systems, Inc.	(158)	(18,519)
Consumer Finance — (0.3)%
Synchrony Financial	(164)	(12,450)
Consumer Staples Distribution & Retail — (0.9)%
Dollar General Corp.	(18)	(2,028)
Dollar Tree, Inc. *	(146)	(17,673)
Sysco Corp.	(27)	(2,302)
Target Corp.	(76)	(9,907)
(31,910)
Distributors — (0.1)%
Pool Corp.	(23)	(4,994)
Electric Utilities — (2.1)%
American Electric Power Co., Inc.	(94)	(12,816)
Duke Energy Corp.	(117)	(14,851)
Eversource Energy	(200)	(14,443)
Exelon Corp.	(337)	(15,689)
FirstEnergy Corp.	(112)	(5,332)
PPL Corp.	(324)	(11,793)
Xcel Energy, Inc.	(39)	(3,168)
(78,092)
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Large Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Entertainment — (0.2)%
TKO Group Holdings, Inc.	(37)	(7,372)
Financial Services — (1.1)%
Berkshire Hathaway, Inc., Class B *	(7)	(3,638)
Block, Inc. *	(169)	(12,843)
PayPal Holdings, Inc.	(254)	(10,944)
Voya Financial, Inc.	(103)	(9,354)
Western Union Co. (The)	(366)	(2,817)
(39,596)
Food Products — (0.4)%
Campbell's Co. (The)	(236)	(5,265)
Conagra Brands, Inc.	(217)	(2,921)
General Mills, Inc.	(89)	(3,115)
Kraft Heinz Co. (The)	(232)	(5,469)
(16,770)
Health Care Equipment & Supplies — (0.5)%
Dentsply Sirona, Inc.	(208)	(2,213)
Medline, Inc., Class A *	(103)	(4,052)
Medtronic plc	(55)	(4,278)
Zimmer Biomet Holdings, Inc.	(72)	(6,240)
(16,783)
Health Care Providers & Services — (0.2)%
HCA Healthcare, Inc.	(9)	(3,684)
McKesson Corp.	(5)	(3,637)
(7,321)
Hotels, Restaurants & Leisure — (0.4)%
Starbucks Corp.	(137)	(13,986)
Household Durables — (0.4)%
DR Horton, Inc.	(11)	(1,883)
Mohawk Industries, Inc. *	(27)	(3,314)
NVR, Inc. *	(1)	(4,531)
Toll Brothers, Inc.	(26)	(4,251)
(13,979)
Household Products — (0.2)%
Clorox Co. (The)	(28)	(2,713)
Procter & Gamble Co. (The)	(23)	(3,295)
(6,008)
Industrial Conglomerates — (0.1)%
Honeywell International, Inc.	(25)	(5,530)
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — (1.2)%
Allstate Corp. (The)	(69)	(16,411)
American International Group, Inc.	(71)	(5,261)
Kinsale Capital Group, Inc.	(13)	(4,405)
Ryan Specialty Holdings, Inc.	(128)	(4,822)
Travelers Cos., Inc. (The)	(6)	(1,924)
WR Berkley Corp.	(146)	(10,302)
(43,125)
IT Services — (0.2)%
Cognizant Technology Solutions Corp., Class A	(87)	(3,374)
EPAM Systems, Inc. *	(12)	(958)
International Business Machines Corp.	(7)	(1,963)
(6,295)
Life Sciences Tools & Services — (0.1)%
Agilent Technologies, Inc.	(29)	(3,798)
Machinery — (1.1)%
Illinois Tool Works, Inc.	(54)	(14,733)
Otis Worldwide Corp.	(151)	(10,798)
Snap-on, Inc.	(27)	(11,006)
Stanley Black & Decker, Inc.	(42)	(3,934)
(40,471)
Media — (0.2)%
Paramount Skydance Corp., Class B	(399)	(3,932)
Sirius XM Holdings, Inc.	(65)	(1,917)
(5,849)
Multi-Utilities — (0.3)%
Consolidated Edison, Inc.	(95)	(10,547)
Oil, Gas & Consumable Fuels — (1.2)%
APA Corp.	(179)	(5,833)
Chevron Corp.	(29)	(4,830)
Diamondback Energy, Inc.	(7)	(1,295)
Enbridge, Inc. (Canada)	(186)	(10,057)
Kinder Morgan, Inc.	(168)	(5,387)
Occidental Petroleum Corp.	(170)	(8,249)
ONEOK, Inc.	(85)	(7,349)
(43,000)
Passenger Airlines — (0.1)%
Southwest Airlines Co.	(91)	(4,698)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	33

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Pharmaceuticals — (0.3)%
Merck & Co., Inc.	(27)	(3,453)
Pfizer, Inc.	(332)	(7,999)
(11,452)
Professional Services — (0.7)%
Automatic Data Processing, Inc.	(41)	(9,195)
Paychex, Inc.	(107)	(10,577)
Verisk Analytics, Inc., Class A	(32)	(5,669)
(25,441)
Retail REITs — (0.4)%
NNN REIT, Inc.	(123)	(5,718)
Realty Income Corp.	(155)	(9,594)
(15,312)
Semiconductors & Semiconductor Equipment — (1.0)%
ARM Holdings plc *	(10)	(3,461)
Marvell Technology, Inc.	(17)	(5,178)
Microchip Technology, Inc.	(153)	(13,963)
Monolithic Power Systems, Inc.	(8)	(10,662)
QUALCOMM, Inc.	(19)	(3,541)
(36,805)
Software — (0.6)%
Adobe, Inc. *	(19)	(3,887)
Fair Isaac Corp. *	(5)	(5,362)
Synopsys, Inc. *	(18)	(8,012)
Workday, Inc., Class A *	(42)	(5,184)
(22,445)
Specialty Retail — (0.4)%
Home Depot, Inc. (The)	(40)	(13,965)
Technology Hardware, Storage & Peripherals — (1.1)%
HP, Inc.	(570)	(12,509)
INVESTMENTS	SHARES (000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — continued
NetApp, Inc.	(91)	(14,124)
Sandisk Corp. *	(5)	(9,702)
Super Micro Computer, Inc. *	(118)	(3,459)
(39,794)
Textiles, Apparel & Luxury Goods — (0.1)%
NIKE, Inc., Class B	(131)	(5,385)
Trading Companies & Distributors — (0.3)%
Fastenal Co.	(248)	(11,897)
Total Common Stocks (Proceeds $(759,951))		(781,894)
Total Short Positions (Proceeds $(759,951))		(781,894)
Total Investments — 100.1% (Cost $1,817,860)		3,707,639
Liabilities in Excess of Other Assets — (0.1)%		(3,841)
Net Assets — 100.0%		3,703,798

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $1,062,705.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Large Cap Funds	June 30, 2026

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.1%
Aerospace & Defense — 2.2%
Howmet Aerospace, Inc.	364	97,887
RTX Corp.	566	107,377
Textron, Inc.	208	19,066
TransDigm Group, Inc.	30	39,834
		264,164
Air Freight & Logistics — 0.3%
FedEx Corp.	107	33,375
Automobile Components — 0.0% ^
Aptiv plc *	91	5,588
Automobiles — 1.5%
Tesla, Inc. *	428	180,181
Banks — 3.3%
Bank of America Corp.	2,114	120,439
Citigroup, Inc.	526	73,677
Fifth Third Bancorp	854	48,108
US Bancorp	893	53,934
Wells Fargo & Co.	1,119	92,495
		388,653
Beverages — 1.0%
Keurig Dr Pepper, Inc.	895	29,293
PepsiCo, Inc.	704	95,334
		124,627
Biotechnology — 2.0%
AbbVie, Inc.	539	135,620
Neurocrine Biosciences, Inc. *	57	9,563
Regeneron Pharmaceuticals, Inc.	75	46,972
Vertex Pharmaceuticals, Inc. *	81	40,241
		232,396
Broadline Retail — 4.0%
Amazon.com, Inc. *	2,009	478,789
Building Products — 1.1%
Masco Corp.	239	19,411
Trane Technologies plc	233	114,696
		134,107
Capital Markets — 1.5%
Blackstone, Inc.	179	21,092
Charles Schwab Corp. (The)	857	79,085
Intercontinental Exchange, Inc.	126	15,419
Morgan Stanley	312	65,261
		180,857
INVESTMENTS	SHARES (000)	VALUE ($000)

Chemicals — 1.3%
Ecolab, Inc.	272	75,783
Linde plc	90	46,718
PPG Industries, Inc.	225	27,229
		149,730
Communications Equipment — 0.8%
Arista Networks, Inc. *	310	52,666
Ciena Corp. *	25	12,397
Cisco Systems, Inc.	222	26,086
		91,149
Construction & Engineering — 0.2%
Comfort Systems USA, Inc.	5	9,385
Quanta Services, Inc.	17	12,116
		21,501
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	32	18,457
Vulcan Materials Co.	77	22,586
		41,043
Consumer Finance — 0.8%
American Express Co.	145	48,873
Capital One Financial Corp.	245	49,242
		98,115
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp.	25	23,850
Walmart, Inc.	608	68,826
		92,676
Containers & Packaging — 0.0% ^
Ball Corp.	47	2,912
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	3,165	65,519
Space Exploration Technologies Corp., Class A *	68	11,618
Verizon Communications, Inc.	424	17,961
		95,098
Electric Utilities — 1.6%
Entergy Corp.	435	49,913
NextEra Energy, Inc.	1,100	96,525
Southern Co. (The)	478	45,788
		192,226
Electrical Equipment — 1.5%
Eaton Corp. plc	129	54,799
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	35

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — continued
Emerson Electric Co.	196	28,075
GE Vernova, Inc.	40	46,824
Vertiv Holdings Co., Class A	141	47,382
		177,080
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	441	77,717
Coherent Corp. *	19	7,413
Corning, Inc.	223	57,024
		142,154
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A	764	42,403
Entertainment — 0.8%
Netflix, Inc. *	412	29,402
Walt Disney Co. (The)	649	62,473
Warner Music Group Corp., Class A	285	7,715
		99,590
Financial Services — 4.4%
Affirm Holdings, Inc., Class A *	426	34,699
Apollo Global Management, Inc.	167	19,764
Berkshire Hathaway, Inc., Class B *	285	142,857
Corpay, Inc. *	130	43,382
Fidelity National Information Services, Inc.	620	24,111
Mastercard, Inc., Class A	264	135,406
Toast, Inc., Class A *	554	15,401
Visa, Inc., Class A	312	107,140
WEX, Inc. *	25	3,565
		526,325
Food Products — 0.5%
Mondelez International, Inc., Class A	1,004	58,056
Ground Transportation — 0.3%
Fedex Freight Holding Co., Inc. *	53	8,047
Union Pacific Corp.	112	30,319
		38,366
Health Care Equipment & Supplies — 1.4%
Boston Scientific Corp. *	679	28,978
Edwards Lifesciences Corp. *	510	46,121
Medtronic plc	423	33,108
Stryker Corp.	202	63,686
		171,893
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — 1.6%
Cencora, Inc.	68	19,322
Cigna Group (The)	135	37,254
Humana, Inc.	68	26,936
McKesson Corp.	32	24,051
UnitedHealth Group, Inc.	207	85,902
		193,465
Health Care REITs — 0.9%
Ventas, Inc.	670	59,534
Welltower, Inc.	190	43,119
		102,653
Hotels, Restaurants & Leisure — 2.9%
Booking Holdings, Inc.	192	34,291
Carnival Corp. Ltd.	1,034	29,558
Chipotle Mexican Grill, Inc., Class A *	1,492	50,726
DoorDash, Inc., Class A *	137	25,239
Expedia Group, Inc.	92	23,577
Hilton Worldwide Holdings, Inc.	162	53,457
McDonald's Corp.	282	76,237
Yum! Brands, Inc.	305	48,692
		341,777
Household Durables — 0.1%
Lennar Corp., Class A	91	8,261
Household Products — 0.2%
Church & Dwight Co., Inc.	167	16,206
Kimberly-Clark Corp.	60	6,546
		22,752
Industrial Conglomerates — 0.8%
3M Co.	577	93,424
Insurance — 1.6%
Aon plc, Class A	238	78,830
Arch Capital Group Ltd. *	151	14,660
Arthur J Gallagher & Co.	258	59,287
Chubb Ltd.	26	8,750
MetLife, Inc.	58	4,927
Progressive Corp. (The)	113	24,744
		191,198
Interactive Media & Services — 7.6%
Alphabet, Inc., Class A	1,081	386,445
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Large Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — continued
Alphabet, Inc., Class C	779	275,129
Meta Platforms, Inc., Class A	422	237,851
		899,425
IT Services — 0.5%
Accenture plc, Class A	298	37,090
Cognizant Technology Solutions Corp., Class A	313	12,105
International Business Machines Corp.	33	9,307
		58,502
Life Sciences Tools & Services — 0.6%
Danaher Corp.	64	12,167
IQVIA Holdings, Inc. *	39	7,591
Thermo Fisher Scientific, Inc.	45	22,596
Waters Corp. *	66	24,760
		67,114
Machinery — 1.2%
Caterpillar, Inc.	8	8,513
Deere & Co.	113	71,706
Dover Corp.	184	41,324
Ingersoll Rand, Inc.	204	16,666
		138,209
Media — 0.1%
Omnicom Group, Inc.	155	11,288
Metals & Mining — 0.2%
Newmont Corp.	195	18,206
Nucor Corp.	9	1,977
		20,183
Multi-Utilities — 0.4%
Sempra	551	51,094
Oil, Gas & Consumable Fuels — 2.5%
ConocoPhillips	401	41,745
Diamondback Energy, Inc.	107	18,754
EOG Resources, Inc.	598	77,615
EQT Corp.	320	17,034
Exxon Mobil Corp.	1,010	138,038
		293,186
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	180	16,855
United Airlines Holdings, Inc. *	85	11,505
		28,360
INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	1,070	61,629
Eli Lilly & Co.	120	143,960
Johnson & Johnson	549	139,560
Merck & Co., Inc.	43	5,472
		350,621
Professional Services — 0.2%
Leidos Holdings, Inc.	234	24,116
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	322	20,786
Semiconductors & Semiconductor Equipment — 18.6%
Advanced Micro Devices, Inc. *	300	174,522
Analog Devices, Inc.	158	62,924
Applied Materials, Inc.	65	46,894
Broadcom, Inc.	909	343,468
Intel Corp. *	557	77,706
Lam Research Corp.	403	174,549
Marvell Technology, Inc.	19	5,790
Micron Technology, Inc.	226	261,282
NVIDIA Corp.	4,654	931,142
NXP Semiconductors NV (Netherlands)	219	61,489
Texas Instruments, Inc.	254	75,552
		2,215,318
Software — 7.4%
AppLovin Corp., Class A *	42	21,630
Autodesk, Inc. *	109	21,182
Cadence Design Systems, Inc. *	90	33,733
Crowdstrike Holdings, Inc., Class A *	22	16,395
Fortinet, Inc. *	118	18,112
Intuit, Inc.	67	17,565
Microsoft Corp.	1,486	554,475
Oracle Corp.	443	64,873
Palantir Technologies, Inc., Class A *	339	39,579
Palo Alto Networks, Inc. *	55	18,715
Roper Technologies, Inc.	18	5,968
Salesforce, Inc.	33	5,213
ServiceNow, Inc. *	631	62,643
		880,083
Specialized REITs — 0.6%
American Tower Corp.	81	13,275
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	37

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — continued
Equinix, Inc.	49	51,517
SBA Communications Corp.	67	11,772
		76,564
Specialty Retail — 1.8%
AutoZone, Inc. *	11	35,446
Burlington Stores, Inc. *	112	35,447
Lowe's Cos., Inc.	396	87,247
Ross Stores, Inc.	245	52,243
		210,383
Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc.	2,593	750,169
Dell Technologies, Inc., Class C	16	7,005
Sandisk Corp. *	13	29,340
Seagate Technology Holdings plc	81	78,570
Western Digital Corp.	116	73,787
		938,871
Tobacco — 0.9%
Altria Group, Inc.	295	21,219
Philip Morris International, Inc.	449	81,310
		102,529
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	26	29,939
Water Utilities — 0.0% ^
American Water Works Co., Inc.	45	5,966
Total Common Stocks (Cost $5,546,192)		11,439,121
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.0%
Investment Companies — 3.0%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b) (Cost $353,647)	353,621	353,621
Total Investments — 99.1% (Cost $5,899,839)		11,792,742
Other Assets in Excess of Liabilities — 0.9%		112,033
NET ASSETS — 100.0%		11,904,775

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	1,243	09/18/2026	USD	469,046	2,560

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Large Cap Funds	June 30, 2026

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.2%
Aerospace & Defense — 1.5%
Howmet Aerospace, Inc.	17	4,665
Automobiles — 1.2%
Tesla, Inc. *	9	3,824
Banks — 3.7%
Bank of America Corp.	65	3,702
Fifth Third Bancorp	41	2,294
US Bancorp	30	1,802
Wells Fargo & Co.	50	4,133
		11,931
Biotechnology — 4.3%
AbbVie, Inc.	35	8,691
Regeneron Pharmaceuticals, Inc.	3	1,928
Vertex Pharmaceuticals, Inc. *	6	3,092
		13,711
Broadline Retail — 5.7%
Amazon.com, Inc. *	76	18,138
Building Products — 1.7%
Trane Technologies plc	11	5,576
Capital Markets — 2.7%
Charles Schwab Corp. (The)	36	3,318
Morgan Stanley	14	3,012
S&P Global, Inc.	6	2,338
		8,668
Chemicals — 2.5%
Ecolab, Inc.	12	3,371
Linde plc	9	4,536
		7,907
Consumer Finance — 0.7%
American Express Co.	7	2,206
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	110	2,268
Electric Utilities — 1.6%
NextEra Energy, Inc.	57	4,996
Electrical Equipment — 1.1%
Eaton Corp. plc	8	3,385
Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp., Class A	19	3,232
Corning, Inc.	9	2,379
		5,611
INVESTMENTS	SHARES (000)	VALUE ($000)

Entertainment — 1.4%
Walt Disney Co. (The)	36	3,452
Warner Music Group Corp., Class A	33	906
		4,358
Financial Services — 5.2%
Affirm Holdings, Inc., Class A *	19	1,554
Corpay, Inc. *	9	2,846
Fidelity National Information Services, Inc.	54	2,100
Mastercard, Inc., Class A	17	8,833
Toast, Inc., Class A *	48	1,346
		16,679
Health Care Equipment & Supplies — 2.1%
Boston Scientific Corp. *	39	1,683
Edwards Lifesciences Corp. *	17	1,531
Stryker Corp.	11	3,457
		6,671
Health Care Providers & Services — 1.7%
Cencora, Inc.	6	1,505
UnitedHealth Group, Inc.	9	3,854
		5,359
Health Care REITs — 1.0%
Ventas, Inc.	36	3,212
Hotels, Restaurants & Leisure — 2.8%
Booking Holdings, Inc.	9	1,550
Chipotle Mexican Grill, Inc., Class A *	64	2,178
DoorDash, Inc., Class A *	16	2,955
Hilton Worldwide Holdings, Inc.	7	2,360
		9,043
Household Products — 2.0%
Church & Dwight Co., Inc.	27	2,581
Procter & Gamble Co. (The)	26	3,880
		6,461
Insurance — 2.1%
Aon plc, Class A	9	3,112
Arthur J Gallagher & Co.	16	3,555
		6,667
Interactive Media & Services — 5.2%
Alphabet, Inc., Class A	46	16,553
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	39

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
IT Services — 0.6%
Accenture plc, Class A	11	1,312
Shopify, Inc., Class A (Canada) *	6	732
		2,044
Life Sciences Tools & Services — 0.8%
Waters Corp. *	7	2,586
Machinery — 1.9%
Ingersoll Rand, Inc.	41	3,388
Parker-Hannifin Corp.	3	2,556
		5,944
Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.	59	3,388
Eli Lilly & Co.	2	2,620
		6,008
Semiconductors & Semiconductor Equipment — 20.6%
Advanced Micro Devices, Inc. *	3	1,932
Analog Devices, Inc.	8	3,193
Broadcom, Inc.	29	11,048
Lam Research Corp.	20	8,530
Micron Technology, Inc.	7	8,156
NVIDIA Corp.	131	26,146
NXP Semiconductors NV (Netherlands)	12	3,471
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	7	3,171
		65,647
Software — 8.2%
Autodesk, Inc. *	8	1,659
Cadence Design Systems, Inc. *	9	3,414
Crowdstrike Holdings, Inc., Class A *	3	2,223
Microsoft Corp.	46	17,042
Oracle Corp.	13	1,912
		26,250
Specialized REITs — 0.9%
American Tower Corp.	18	2,868
Specialty Retail — 3.3%
AutoZone, Inc. *	1	2,144
Burlington Stores, Inc. *	8	2,575
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — continued
Lowe's Cos., Inc.	22	4,806
Tractor Supply Co.	32	1,026
		10,551
Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	53	15,368
Western Digital Corp.	5	3,224
		18,592
Trading Companies & Distributors — 0.9%
United Rentals, Inc.	2	2,742
Water Utilities — 0.6%
American Water Works Co., Inc.	15	1,989
Total Common Stocks (Cost $212,502)		313,110
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b) (Cost $5,582)	5,582	5,582
Total Investments — 100.0% (Cost $218,084)		318,692
Other Assets in Excess of Liabilities — 0.0% ^		57
NET ASSETS — 100.0%		318,749

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Large Cap Funds	June 30, 2026

Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	13	09/18/2026	USD	4,906	70

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	41

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.8%
Aerospace & Defense — 2.5%
General Dynamics Corp.	157	55,800
RTX Corp.	636	120,638
		176,438
Banks — 7.2%
Bank of America Corp.	2,602	148,271
Citigroup, Inc.	979	137,049
US Bancorp	997	60,200
Wells Fargo & Co.	1,899	156,954
		502,474
Beverages — 0.2%
PepsiCo, Inc.	108	14,660
Biotechnology — 2.7%
AbbVie, Inc.	475	119,493
Regeneron Pharmaceuticals, Inc.	49	30,264
Vertex Pharmaceuticals, Inc. *	78	38,974
		188,731
Broadline Retail — 4.5%
Amazon.com, Inc. *	1,305	311,080
Building Products — 1.7%
Carrier Global Corp.	1,574	115,447
Capital Markets — 7.1%
Ares Management Corp., Class A (a)	285	31,706
Bank of New York Mellon Corp. (The)	719	104,009
Blackstone, Inc.	269	31,623
Charles Schwab Corp. (The)	989	91,276
Goldman Sachs Group, Inc. (The)	84	84,665
Morgan Stanley	711	148,734
		492,013
Chemicals — 1.6%
Air Products and Chemicals, Inc.	252	73,944
Ecolab, Inc.	140	38,971
		112,915
Commercial Services & Supplies — 0.5%
Republic Services, Inc., Class A	175	37,302
Construction Materials — 1.2%
Vulcan Materials Co.	292	86,212
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Finance — 2.6%
American Express Co.	283	95,824
Capital One Financial Corp.	424	84,943
		180,767
Consumer Staples Distribution & Retail — 1.0%
Walmart, Inc.	583	65,997
Containers & Packaging — 0.9%
Ball Corp.	942	58,761
Diversified Telecommunication Services — 0.6%
Comcast Corp., Class A	1,755	43,076
Electric Utilities — 2.8%
Entergy Corp.	487	55,952
NextEra Energy, Inc.	880	77,266
Xcel Energy, Inc.	801	64,270
		197,488
Electrical Equipment — 1.7%
Eaton Corp. plc	277	118,223
Entertainment — 1.1%
Walt Disney Co. (The)	818	78,700
Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B *	169	84,555
Food Products — 0.8%
Mondelez International, Inc., Class A	925	53,513
Ground Transportation — 2.1%
CSX Corp.	1,454	69,106
Union Pacific Corp.	280	76,182
		145,288
Health Care Providers & Services — 4.5%
Cardinal Health, Inc.	162	38,418
Cigna Group (The)	135	37,208
CVS Health Corp.	685	70,905
Humana, Inc.	110	43,959
UnitedHealth Group, Inc.	289	119,996
		310,486
Health Care REITs — 1.4%
Ventas, Inc.	827	73,398
Welltower, Inc.	100	22,785
		96,183
Hotel & Resort REITs — 0.7%
Host Hotels & Resorts, Inc.	2,175	51,578
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Large Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc.	190	33,940
Chipotle Mexican Grill, Inc., Class A *	677	23,006
McDonald's Corp.	264	71,275
		128,221
Household Products — 0.8%
Procter & Gamble Co. (The)	397	58,203
Industrial Conglomerates — 1.5%
3M Co.	623	100,907
Industrial REITs — 0.5%
Prologis, Inc.	237	32,167
Insurance — 2.2%
Aon plc, Class A	96	31,746
Arthur J Gallagher & Co.	90	20,765
Chubb Ltd.	147	49,928
Travelers Cos., Inc. (The)	147	48,669
		151,108
Interactive Media & Services — 2.0%
Alphabet, Inc., Class C	203	71,816
Meta Platforms, Inc., Class A	116	65,219
		137,035
IT Services — 1.4%
International Business Machines Corp.	344	96,715
Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	200	100,263
Machinery — 2.6%
Deere & Co.	142	89,981
Dover Corp.	394	88,312
		178,293
Multi-Utilities — 1.3%
CMS Energy Corp.	808	61,839
Dominion Energy, Inc.	382	26,060
		87,899
Oil, Gas & Consumable Fuels — 4.6%
Chevron Corp.	732	121,312
ConocoPhillips	1,114	115,836
EOG Resources, Inc.	641	83,077
		320,225
Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.	931	53,651
INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — continued
Eli Lilly & Co.	36	42,654
Johnson & Johnson	577	146,431
Merck & Co., Inc.	798	102,590
		345,326
Semiconductors & Semiconductor Equipment — 6.4%
Advanced Micro Devices, Inc. *	71	41,101
Analog Devices, Inc.	251	99,718
Lam Research Corp.	87	37,520
Micron Technology, Inc.	32	37,611
NVIDIA Corp.	210	41,972
NXP Semiconductors NV (Netherlands)	173	48,728
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	99	47,083
Texas Instruments, Inc.	292	87,098
		440,831
Software — 4.0%
Microsoft Corp.	735	274,274
Specialized REITs — 0.3%
American Tower Corp.	130	21,202
Specialty Retail — 4.8%
AutoZone, Inc. *	16	51,349
Home Depot, Inc. (The)	232	81,669
Lowe's Cos., Inc.	406	89,551
O'Reilly Automotive, Inc. *	384	35,403
TJX Cos., Inc. (The)	507	76,789
		334,761
Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	867	250,884
Hewlett Packard Enterprise Co.	1,264	57,013
Western Digital Corp.	119	76,321
		384,218
Tobacco — 2.0%
Philip Morris International, Inc.	773	139,782
Total Common Stocks (Cost $4,691,377)		6,853,317
Short-Term Investments — 1.1%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $68,882)	68,882	68,882
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	43

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $7,689)	7,689	7,689
Total Short-Term Investments (Cost $76,571)		76,571
Total Investments — 99.9% (Cost $4,767,948)		6,929,888
Other Assets in Excess of Liabilities — 0.1%		7,628
NET ASSETS — 100.0%		6,937,516

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $7,797 (See Note 2.C.).
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Large Cap Funds	June 30, 2026

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2026
(Amounts in thousands, except per share amounts)

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Large Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$43,216,793	$13,638,999	$5,044,584	$120,372,496
Investments in affiliates, at value	263,307	268,106	45,565	1,264,662
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	15,778	19,420	5,842	216,483
Cash	—	3	—	—
Deposits at broker for futures contracts	—	5,879	—	—
Receivables:
Due from custodian	—	—	46,997	99,930
Investment securities sold	121,449	—	84,088	227,421
Fund shares sold	10,673	110,229	3,168	121,142
Interest from non-affiliates	—	11	16,664	—
Dividends from non-affiliates	46,470	6,180	4,508	40,953
Dividends from affiliates	565	153	28	3,718
Securities lending income (See Note 2.C.)	12	5	—	28
Variation margin on futures contracts	—	547	—	—
Due from adviser	—	13	—	—
Other assets	9	—	—	—
Total Assets	43,675,056	14,049,545	5,251,444	122,346,833
LIABILITIES:
Payables:
Due to custodian	— (a)	—	—	—
Distributions	—	—	1,163	—
Investment securities purchased	52,792	131,033	135,047	164,591
Collateral received on securities loaned (See Note 2.C.)	15,778	19,420	5,842	216,483
Fund shares redeemed	82,603	2,605	21,771	215,821
Accrued liabilities:
Investment advisory fees	14,238	—	1,038	41,488
Administration fees	1,283	430	313	235
Distribution fees	1,415	295	310	2,634
Service fees	4,412	345	867	9,127
Custodian and accounting fees	270	83	50	804
Trustees’ and Chief Compliance Officer’s fees	1	— (a)	—	5
Other	1,434	179	271	2,997
Total Liabilities	174,226	154,390	166,672	654,185
Net Assets	$43,500,830	$13,895,155	$5,084,772	$121,692,648

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	45

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2026 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Large Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$20,995,375	$4,174,353	$5,309,586	$65,283,871
Total distributable earnings (loss)	22,505,455	9,720,802	(224,814)	56,408,777
Total Net Assets	$43,500,830	$13,895,155	$5,084,772	$121,692,648
Net Assets:
Class A	$5,119,324	$1,225,580	$534,146	$8,093,815
Class C	492,790	73,002	327,585	1,164,945
Class I	15,445,967	1,598,395	3,351,598	34,200,263
Class R2	89,119	—	—	298,171
Class R3	151,471	—	—	912,983
Class R4	91,585	—	—	706,118
Class R5	472,431	—	449	1,070,824
Class R6	21,638,143	10,998,178	870,994	75,245,529
Total	$43,500,830	$13,895,155	$5,084,772	$121,692,648
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	189,175	10,924	38,248	95,479
Class C	18,742	658	23,456	22,668
Class I	556,714	14,226	239,932	388,780
Class R2	3,316	—	—	3,815
Class R3	5,603	—	—	10,691
Class R4	3,304	—	—	8,048
Class R5	17,010	—	32	11,677
Class R6	779,957	97,858	62,364	808,433
Net Asset Value (a):
Class A — Redemption price per share	$27.06	$112.19	$13.97	$84.77
Class C — Offering price per share (b)	26.29	111.02	13.97	51.39
Class I — Offering and redemption price per share	27.74	112.36	13.97	87.97
Class R2 — Offering and redemption price per share	26.88	—	—	78.13
Class R3 — Offering and redemption price per share	27.03	—	—	85.40
Class R4 — Offering and redemption price per share	27.72	—	—	87.75
Class R5 — Offering and redemption price per share	27.78	—	13.97	91.70
Class R6 — Offering and redemption price per share	27.74	112.39	13.97	93.08
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$28.56	$118.41	$14.74	$89.47
Cost of investments in non-affiliates	$26,300,698	$3,941,366	$3,945,427	$70,299,962
Cost of investments in affiliates	263,315	117,261	45,565	1,264,697
Investment securities on loan, at value (See Note 2.C.)	15,966	19,090	5,720	219,586
Cost of investment of cash collateral (See Note 2.C.)	15,778	19,420	5,842	216,483

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Large Cap Funds	June 30, 2026

	JPMorgan Large Cap Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
ASSETS:
Investments in non-affiliates, at value	$5,112,039	$32,781,653	$1,344,479	$4,443,066
Investments in affiliates, at value	30,681	81,248	103,809	46,467
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	39,323	148,162	—	—
Cash	3	—	— (a)	— (a)
Deposits at broker for futures contracts	—	—	9,408	—
Receivables:
Investment securities sold	56,312	582,894	139,354	38,916
Fund shares sold	2,278	110,096	341	2,938
Interest from non-affiliates	127	—	—	—
Dividends from non-affiliates	5,575	15,302	217	2,339
Dividends from affiliates	137	628	147	153
Tax reclaims	—	—	1	97
Securities lending income (See Note 2.C.)	16	16	—	—
Variation margin on futures contracts	—	—	708	—
Other assets	11	—	—	—
Total Assets	5,246,502	33,719,999	1,598,464	4,533,976
LIABILITIES:
Payables:
Due to custodian	—	— (a)	—	—
Securities sold short, at value	—	—	—	781,894
Dividend expense to non-affiliates on securities sold short	—	—	—	919
Investment securities purchased	40,747	67,344	—	41,546
Interest expense to non-affiliates on securities sold short	—	—	—	350
Collateral received on securities loaned (See Note 2.C.)	39,323	148,162	—	—
Fund shares redeemed	3,827	38,897	8,344	3,224
Variation margin on futures contracts	—	283	—	—
Due to broker for securities sold short	—	—	—	— (a)
Accrued liabilities:
Investment advisory fees	1,557	10,812	361	1,765
Administration fees	239	1,017	72	104
Distribution fees	136	1,143	—	152
Service fees	459	2,341	114	104
Custodian and accounting fees	38	219	13	33
Trustees’ and Chief Compliance Officer’s fees	—	1	—	—
Other	200	587	48	87
Total Liabilities	86,526	270,806	8,952	830,178
Net Assets	$5,159,976	$33,449,193	$1,589,512	$3,703,798

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	47

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2026 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Large Cap Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
NET ASSETS:
Paid-in-Capital	$3,878,785	$15,721,654	$386,393	$1,835,559
Total distributable earnings (loss)	1,281,191	17,727,539	1,203,119	1,868,239
Total Net Assets	$5,159,976	$33,449,193	$1,589,512	$3,703,798
Net Assets:
Class A	$369,368	$3,000,256	$224,454	$399,034
Class C	80,872	552,507	12,094	111,974
Class I	1,820,670	4,661,903	238,741	2,066,911
Class L	—	5,335,722	—	—
Class R2	18,434	297,819	49,660	4,248
Class R3	18,645	275,890	—	—
Class R4	225	113,885	—	—
Class R5	32,530	1,021,498	26,880	35,420
Class R6	2,819,232	18,189,713	1,037,683	1,086,211
Total	$5,159,976	$33,449,193	$1,589,512	$3,703,798
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	15,677	107,576	2,267	16,805
Class C	3,678	21,169	130	6,281
Class I	79,445	166,334	2,323	81,791
Class L	—	189,826	—	—
Class R2	792	10,873	530	210
Class R3	816	9,950	—	—
Class R4	10	4,072	—	—
Class R5	1,396	36,316	268	1,377
Class R6	122,259	644,694	10,344	42,218
Net Asset Value (a):
Class A — Redemption price per share	$23.56	$27.89	$99.05	$23.74
Class C — Offering price per share (b)	21.99	26.10	93.03	17.83
Class I — Offering and redemption price per share	22.92	28.03	102.79	25.27
Class L — Offering and redemption price per share	—	28.11	—	—
Class R2 — Offering and redemption price per share	23.25	27.39	93.61	20.24
Class R3 — Offering and redemption price per share	22.83	27.73	—	—
Class R4 — Offering and redemption price per share	23.60	27.97	—	—
Class R5 — Offering and redemption price per share	23.30	28.13	100.30	25.73
Class R6 — Offering and redemption price per share	23.06	28.21	100.31	25.73
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$24.87	$29.44	$104.54	$25.06
Cost of investments in non-affiliates	$4,486,941	$17,076,348	$589,691	$2,531,344
Cost of investments in affiliates	30,681	81,248	103,813	46,467
Investment securities on loan, at value (See Note 2.C.)	38,041	150,997	—	—
Cost of investment of cash collateral (See Note 2.C.)	39,323	148,162	—	—
Proceeds from securities sold short	—	—	—	759,951

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Large Cap Funds	June 30, 2026

	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
ASSETS:
Investments in non-affiliates, at value	$11,439,121	$313,110	$6,853,317
Investments in affiliates, at value	353,621	5,582	68,882
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	—	7,689
Cash	641	—	—
Deposits at broker for futures contracts	25,021	426	—
Receivables:
Investment securities sold	862	114	14,081
Fund shares sold	91,923	423	3,123
Dividends from non-affiliates	5,921	154	7,582
Dividends from affiliates	975	17	247
Securities lending income (See Note 2.C.)	—	—	2
Variation margin on futures contracts	2,309	120	—
Total Assets	11,920,394	319,946	6,954,923
LIABILITIES:
Payables:
Due to custodian	—	90	— (a)
Investment securities purchased	4	—	1,405
Collateral received on securities loaned (See Note 2.C.)	—	—	7,689
Fund shares redeemed	12,713	949	4,328
Accrued liabilities:
Investment advisory fees	1,904	62	2,080
Administration fees	350	9	315
Distribution fees	145	29	425
Service fees	186	9	915
Custodian and accounting fees	76	7	42
Trustees’ and Chief Compliance Officer’s fees	1	— (a)	— (a)
Other	240	42	208
Total Liabilities	15,619	1,197	17,407
Net Assets	$11,904,775	$318,749	$6,937,516

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	49

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2026 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
NET ASSETS:
Paid-in-Capital	$5,503,392	$218,679	$4,165,538
Total distributable earnings (loss)	6,401,383	100,070	2,771,978
Total Net Assets	$11,904,775	$318,749	$6,937,516
Net Assets:
Class A	$713,494	$127,577	$1,700,287
Class C	—	4,710	120,181
Class I	1,742,540	111,051	2,742,398
Class R2	—	—	6,955
Class R3	—	—	12,263
Class R4	—	—	6,131
Class R5	—	—	82,868
Class R6	9,448,741	75,411	2,266,433
Total	$11,904,775	$318,749	$6,937,516
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	14,050	1,517	18,139
Class C	—	57	1,478
Class I	33,782	1,303	27,290
Class R2	—	—	74
Class R3	—	—	122
Class R4	—	—	61
Class R5	—	—	818
Class R6	183,509	885	22,343
Net Asset Value (a):
Class A — Redemption price per share	$50.78	$84.14	$93.74
Class C — Offering price per share (b)	—	81.97	81.29
Class I — Offering and redemption price per share	51.58	85.19	100.49
Class R2 — Offering and redemption price per share	—	—	93.91
Class R3 — Offering and redemption price per share	—	—	100.17
Class R4 — Offering and redemption price per share	—	—	100.49
Class R5 — Offering and redemption price per share	—	—	101.39
Class R6 — Offering and redemption price per share	51.49	85.18	101.44
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$53.59	$88.80	$98.93
Cost of investments in non-affiliates	$5,546,192	$212,502	$4,691,377
Cost of investments in affiliates	353,647	5,582	68,882
Investment securities on loan, at value (See Note 2.C.)	—	—	7,797
Cost of investment of cash collateral (See Note 2.C.)	—	—	7,689

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Large Cap Funds	June 30, 2026

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2026
(Amounts in thousands)

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Large Cap Growth Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$4	$138	$418,617	$2
Interest income from affiliates	1	— (a)	103	3
Dividend income from non-affiliates	967,565	145,767	81,904	734,386
Dividend income from affiliates	7,568	5,157	939	118,291
Income from securities lending (net) (See Note 2.C.)	12	25	1	234
Total investment income	975,150	151,087	501,564	852,916
EXPENSES:
Investment advisory fees	173,278	5,069	14,851	534,903
Administration fees	15,591	8,830	4,455	23,100
Distribution fees:
Class A	12,073	2,823	1,399	19,771
Class C	4,131	562	2,523	8,759
Class R2	444	—	—	1,479
Class R3	379	—	—	2,189
Service fees:
Class A	12,073	2,823	1,399	19,771
Class C	1,377	187	841	2,919
Class I	38,017	3,820	10,220	80,639
Class R2	222	—	—	740
Class R3	379	—	—	2,189
Class R4	268	—	—	1,788
Class R5	563	—	1	1,023
Custodian and accounting fees	1,138	359	210	3,202
Interest expense to affiliates	2	— (a)	17	14
Professional fees	249	122	115	571
Trustees’ and Chief Compliance Officer’s fees	109	49	36	257
Printing and mailing costs	1,459	115	305	3,570
Registration and filing fees	376	133	311	2,276
Transfer agency fees (See Note 2.J.)	752	277	78	1,764
Other	321	98	74	832
Total expenses	263,201	25,267	36,835	711,756
Less fees waived	(209)	(11,877)	(40)	(50,267)
Less expense reimbursements	—	(59)	(7)	(434)
Net expenses	262,992	13,331	36,788	661,055
Net investment income (loss)	712,158	137,756	464,776	191,861

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	51

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2026 (continued)
(Amounts in thousands)
	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Large Cap Growth Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$7,751,755	$127,211	$(10,259)	$13,654,881
Investments in affiliates	13	6,464	(9)	(890)
Futures contracts	—	9,453	—	—
Net realized gain (loss)	7,751,768	143,128	(10,268)	13,653,991
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	134,245	2,267,740	(3,837)	3,157,705
Investments in affiliates	(15)	15,747	—	(49)
Futures contracts	—	(418)	—	—
Change in net unrealized appreciation/depreciation	134,230	2,283,069	(3,837)	3,157,656
Net realized/unrealized gains (losses)	7,885,998	2,426,197	(14,105)	16,811,647
Change in net assets resulting from operations	$8,598,156	$2,563,953	$450,671	$17,003,508
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Large Cap Funds	June 30, 2026

	JPMorgan Large Cap Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$136	$92	$52	$28
Interest income from affiliates	— (a)	7	—	1
Dividend income from non-affiliates	90,409	360,657	11,595	49,457
Dividend income from affiliates	2,946	7,352	776	1,751
Income from securities lending (net) (See Note 2.C.)	114	17	— (a)	—
Total investment income	93,605	368,125	12,423	51,237
EXPENSES:
Investment advisory fees	21,160	136,155	5,778	22,733
Administration fees	3,967	14,614	1,444	2,623
Distribution fees:
Class A	857	7,521	570	948
Class C	592	4,172	96	787
Class R2	88	1,568	254	29
Class R3	42	716	—	—
Service fees:
Class A	857	7,521	570	948
Class C	197	1,391	32	262
Class I	5,527	13,851	726	5,069
Class L	—	4,670	—	—
Class R2	44	784	127	15
Class R3	42	716	—	—
Class R4	2	299	—	—
Class R5	33	1,119	167	46
Custodian and accounting fees	158	911	59	117
Interest expense to affiliates	— (a)	2	—	— (a)
Professional fees	97	214	81	98
Trustees’ and Chief Compliance Officer’s fees	35	90	28	31
Printing and mailing costs	266	1,150	47	135
Registration and filing fees	122	652	152	289
Transfer agency fees (See Note 2.J.)	109	446	52	61
Dividend expense to non-affiliates on securities sold short	—	—	—	17,769
Interest expense to non-affiliates on securities sold short	—	—	—	4,270
Other	51	297	62	38
Total expenses	34,246	198,859	10,245	56,268
Less fees waived	(2,761)	(4,661)	(1,446)	(8,451)
Less expense reimbursements	(31)	(221)	(4)	—
Net expenses	31,454	193,977	8,795	47,817
Net investment income (loss)	62,151	174,148	3,628	3,420

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	53

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2026 (continued)
(Amounts in thousands)
	JPMorgan Large Cap Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$1,018,984	$3,382,661	$538,966	$230,460
Investments in affiliates	(34)	10	(21)	1
Futures contracts	—	3,922	1,313	2,109
Securities sold short	—	—	—	(127,505)
Net realized gain (loss)	1,018,950	3,386,593	540,258	105,065
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(30,276)	958,121	(173,326)	466,798
Investments in affiliates	(3)	(15)	(5)	(3)
Futures contracts	—	(296)	628	(1,581)
Securities sold short	—	—	—	(22,542)
Change in net unrealized appreciation/depreciation	(30,279)	957,810	(172,703)	442,672
Net realized/unrealized gains (losses)	988,671	4,344,403	367,555	547,737
Change in net assets resulting from operations	$1,050,822	$4,518,551	$371,183	$551,157
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Large Cap Funds	June 30, 2026

	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$333	$20	$9
Dividend income from non-affiliates	125,250	3,018	124,957
Dividend income from affiliates	5,281	202	2,451
Income from securities lending (net) (See Note 2.C.)	—	—	13
Total investment income	130,864	3,240	127,430
EXPENSES:
Investment advisory fees	28,226	891	26,218
Administration fees	8,146	223	4,916
Distribution fees:
Class A	1,731	279	3,921
Class C	—	34	882
Class R2	—	—	35
Class R3	—	—	33
Service fees:
Class A	1,731	279	3,921
Class C	—	11	294
Class I	3,534	265	6,840
Class R2	—	—	18
Class R3	—	—	33
Class R4	—	—	12
Class R5	—	—	24
Custodian and accounting fees	322	28	179
Interest expense to affiliates	— (a)	—	— (a)
Professional fees	124	72	101
Trustees’ and Chief Compliance Officer’s fees	47	25	38
Printing and mailing costs	269	34	242
Registration and filing fees	433	69	249
Transfer agency fees (See Note 2.J.)	144	12	244
Other	131	15	64
Total expenses	44,838	2,237	48,264
Less fees waived	(12,855)	(790)	(3,423)
Less expense reimbursements	—	—	(46)
Net expenses	31,983	1,447	44,795
Net investment income (loss)	98,881	1,793	82,635

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	55

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2026 (continued)
(Amounts in thousands)
	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$794,873	$9,083	$707,776
Investments in affiliates	(53)	1	(3)
In-kind redemptions of investments in non-affiliates (See Note 4)	54,727	—	—
Futures contracts	18,902	591	—
Net realized gain (loss)	868,449	9,675	707,773
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,016,954	31,790	532,543
Investments in affiliates	(33)	(1)	(2)
Futures contracts	1,866	16	—
Change in net unrealized appreciation/depreciation	1,018,787	31,805	532,541
Net realized/unrealized gains (losses)	1,887,236	41,480	1,240,314
Change in net assets resulting from operations	$1,986,117	$43,273	$1,322,949
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Large Cap Funds	June 30, 2026

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$712,158	$838,565	$137,756	$133,624
Net realized gain (loss)	7,751,768	3,632,012	143,128	89,603
Change in net unrealized appreciation/depreciation	134,230	1,251,891	2,283,069	1,328,868
Change in net assets resulting from operations	8,598,156	5,722,468	2,563,953	1,552,095
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(477,847)	(350,071)	(10,139)	(8,784)
Class C	(54,577)	(51,812)	(220)	(225)
Class I	(1,523,533)	(1,213,461)	(17,698)	(15,600)
Class R2	(8,317)	(7,022)	—	—
Class R3	(14,581)	(13,098)	—	—
Class R4	(10,704)	(12,783)	—	—
Class R5	(58,187)	(65,204)	—	—
Class R6	(2,230,279)	(1,755,520)	(129,806)	(108,455)
Total distributions to shareholders	(4,378,025)	(3,468,971)	(157,863)	(133,064)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(4,555,323)	(2,984,260)	76,335	(345,226)
NET ASSETS:
Change in net assets	(335,192)	(730,763)	2,482,425	1,073,805
Beginning of period	43,836,022	44,566,785	11,412,730	10,338,925
End of period	$43,500,830	$43,836,022	$13,895,155	$11,412,730
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	57

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Equity Premium Income Fund		JPMorgan Large Cap Growth Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$464,776	$517,398	$191,861	$293,567
Net realized gain (loss)	(10,268)	(100,504)	13,653,991	8,078,400
Change in net unrealized appreciation/depreciation	(3,837)	87,958	3,157,656	6,169,405
Change in net assets resulting from operations	450,671	504,852	17,003,508	14,541,372
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(42,827)	(44,323)	(861,124)	(73,377)
Class C	(24,098)	(23,497)	(198,124)	(15,893)
Class I	(321,691)	(356,815)	(3,428,450)	(254,318)
Class R2	—	—	(34,388)	(2,693)
Class R3	—	—	(92,815)	(7,938)
Class R4	—	—	(74,917)	(7,545)
Class R5	(36)	(40)	(104,273)	(10,307)
Class R6	(77,819)	(93,384)	(7,610,503)	(770,115)
Total distributions to shareholders	(466,471)	(518,059)	(12,404,594)	(1,142,186)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,294,889)	182,010	3,029,336	6,585,164
NET ASSETS:
Change in net assets	(1,310,689)	168,803	7,628,250	19,984,350
Beginning of period	6,395,461	6,226,658	114,064,398	94,080,048
End of period	$5,084,772	$6,395,461	$121,692,648	$114,064,398
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Large Cap Funds	June 30, 2026

	JPMorgan Large Cap Value Fund		JPMorgan U.S. Equity Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$62,151	$70,401	$174,148	$190,689
Net realized gain (loss)	1,018,950	266,675	3,386,593	1,056,495
Change in net unrealized appreciation/depreciation	(30,279)	249,089	957,810	2,378,950
Change in net assets resulting from operations	1,050,822	586,165	4,518,551	3,626,134
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(24,091)	(30,009)	(159,279)	(160,572)
Class C	(5,607)	(8,026)	(30,853)	(29,799)
Class I	(184,357)	(229,234)	(314,271)	(325,048)
Class L	—	—	(263,223)	(222,450)
Class R2	(1,172)	(1,495)	(16,386)	(17,541)
Class R3	(1,213)	(1,406)	(15,537)	(14,448)
Class R4	(70)	(171)	(6,639)	(6,843)
Class R5	(2,558)	(3,551)	(63,012)	(78,964)
Class R6	(200,180)	(224,967)	(1,067,126)	(1,064,602)
Total distributions to shareholders	(419,248)	(498,859)	(1,936,326)	(1,920,267)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(521,617)	722,622	(1,311,769)	659,457
NET ASSETS:
Change in net assets	109,957	809,928	1,270,456	2,365,324
Beginning of period	5,050,019	4,240,091	32,178,737	29,813,413
End of period	$5,159,976	$5,050,019	$33,449,193	$32,178,737
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	59

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. GARP Equity Fund		JPMorgan U.S. Large Cap Core Plus Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,628	$4,970	$3,420	$5,609
Net realized gain (loss)	540,258	124,902	105,065	47,824
Change in net unrealized appreciation/depreciation	(172,703)	108,805	442,672	280,250
Change in net assets resulting from operations	371,183	238,677	551,157	333,683
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(17,172)	(10,778)	(11,075)	(22,370)
Class C	(994)	(683)	(4,071)	(6,307)
Class I	(19,877)	(11,444)	(59,864)	(107,912)
Class R2	(3,844)	(2,874)	(131)	(592)
Class R5	(13,346)	(9,189)	(1,466)	(2,791)
Class R6	(87,351)	(57,887)	(26,558)	(35,849)
Total distributions to shareholders	(142,584)	(92,855)	(103,165)	(175,821)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(510,552)	211,261	(82,428)	792,132
NET ASSETS:
Change in net assets	(281,953)	357,083	365,564	949,994
Beginning of period	1,871,465	1,514,382	3,338,234	2,388,240
End of period	$1,589,512	$1,871,465	$3,703,798	$3,338,234
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Large Cap Funds	June 30, 2026

	JPMorgan U.S. Research Enhanced Equity Fund		JPMorgan U.S. Sustainable Leaders Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$98,881	$110,033	$1,793	$1,671
Net realized gain (loss)	868,449	488,124	9,675	31,960
Change in net unrealized appreciation/depreciation	1,018,787	722,307	31,805	(4,942)
Change in net assets resulting from operations	1,986,117	1,320,464	43,273	28,689
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(36,740)	(11,151)	(10,239)	(369)
Class C	—	—	(402)	(1)
Class I	(77,280)	(70,693)	(9,709)	(680)
Class R6	(507,506)	(531,861)	(7,073)	(570)
Total distributions to shareholders	(621,526)	(613,705)	(27,423)	(1,620)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(492,354)	954,145	31,792	26,567
NET ASSETS:
Change in net assets	872,237	1,660,904	47,642	53,636
Beginning of period	11,032,538	9,371,634	271,107	217,471
End of period	$11,904,775	$11,032,538	$318,749	$271,107
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	61

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Value Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$82,635	$84,400
Net realized gain (loss)	707,773	203,528
Change in net unrealized appreciation/depreciation	532,541	368,897
Change in net assets resulting from operations	1,322,949	656,825
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(77,689)	(37,003)
Class C	(6,188)	(3,127)
Class I	(132,258)	(71,787)
Class R2	(332)	(158)
Class R3	(678)	(254)
Class R4	(236)	(58)
Class R5	(683)	(397)
Class R6	(105,612)	(56,148)
Total distributions to shareholders	(323,676)	(168,932)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(458,778)	211,140
NET ASSETS:
Change in net assets	540,495	699,033
Beginning of period	6,397,021	5,697,988
End of period	$6,937,516	$6,397,021
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Large Cap Funds	June 30, 2026

	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$504,719	$555,740	$98,035	$99,188
Distributions reinvested	443,068	324,641	9,702	8,400
Cost of shares redeemed	(952,592)	(894,899)	(150,806)	(132,757)
Change in net assets resulting from Class A capital transactions	(4,805)	(14,518)	(43,069)	(25,169)
Class C
Proceeds from shares issued	23,689	49,178	5,621	6,265
Distributions reinvested	52,278	48,821	220	213
Cost of shares redeemed	(245,936)	(273,537)	(23,887)	(32,004)
Change in net assets resulting from Class C capital transactions	(169,969)	(175,538)	(18,046)	(25,526)
Class I
Proceeds from shares issued	1,668,659	1,949,103	232,682	415,258
Distributions reinvested	1,369,160	1,095,729	17,019	14,937
Cost of shares redeemed	(4,528,446)	(4,522,118)	(374,912)	(432,614)
Change in net assets resulting from Class I capital transactions	(1,490,627)	(1,477,286)	(125,211)	(2,419)
Class R2
Proceeds from shares issued	7,591	11,718	—	—
Distributions reinvested	8,229	6,934	—	—
Cost of shares redeemed	(28,559)	(26,808)	—	—
Change in net assets resulting from Class R2 capital transactions	(12,739)	(8,156)	—	—
Class R3
Proceeds from shares issued	19,199	28,040	—	—
Distributions reinvested	11,763	10,554	—	—
Cost of shares redeemed	(62,163)	(55,097)	—	—
Change in net assets resulting from Class R3 capital transactions	(31,201)	(16,503)	—	—
Class R4
Proceeds from shares issued	14,685	36,575	—	—
Distributions reinvested	10,703	12,783	—	—
Cost of shares redeemed	(71,044)	(132,388)	—	—
Change in net assets resulting from Class R4 capital transactions	(45,656)	(83,030)	—	—
Class R5
Proceeds from shares issued	65,246	91,207	—	—
Distributions reinvested	56,172	63,131	—	—
Cost of shares redeemed	(392,855)	(367,523)	—	—
Change in net assets resulting from Class R5 capital transactions	(271,437)	(213,185)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	63

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$1,976,281	$2,524,007	$1,457,498	$1,238,525
Distributions reinvested	2,168,017	1,704,252	128,966	107,688
Cost of shares redeemed	(6,673,187)	(5,224,303)	(1,323,803)	(1,638,325)
Change in net assets resulting from Class R6 capital transactions	(2,528,889)	(996,044)	262,661	(292,112)
Total change in net assets resulting from capital transactions	$(4,555,323)	$(2,984,260)	$76,335	$(345,226)
SHARE TRANSACTIONS:
Class A
Issued	19,942	22,818	956	1,144
Reinvested	18,057	13,333	96	96
Redeemed	(37,620)	(36,814)	(1,484)	(1,539)
Change in Class A Shares	379	(663)	(432)	(299)
Class C
Issued	960	2,069	56	75
Reinvested	2,196	2,058	2	2
Redeemed	(9,971)	(11,531)	(238)	(374)
Change in Class C Shares	(6,815)	(7,404)	(180)	(297)
Class I
Issued	64,217	78,437	2,278	4,848
Reinvested	54,405	43,999	167	170
Redeemed	(174,602)	(181,387)	(3,625)	(5,053)
Change in Class I Shares	(55,980)	(58,951)	(1,180)	(35)
Class R2
Issued	301	485	—	—
Reinvested	338	287	—	—
Redeemed	(1,126)	(1,103)	—	—
Change in Class R2 Shares	(487)	(331)	—	—
Class R3
Issued	759	1,156	—	—
Reinvested	480	434	—	—
Redeemed	(2,459)	(2,258)	—	—
Change in Class R3 Shares	(1,220)	(668)	—	—
Class R4
Issued	566	1,465	—	—
Reinvested	426	514	—	—
Redeemed	(2,750)	(5,322)	—	—
Change in Class R4 Shares	(1,758)	(3,343)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Large Cap Funds	June 30, 2026

	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Issued	2,511	3,653	—	—
Reinvested	2,229	2,532	—	—
Redeemed	(15,129)	(14,705)	—	—
Change in Class R5 Shares	(10,389)	(8,520)	—	—
Class R6
Issued	76,176	101,438	14,243	14,545
Reinvested	86,084	68,428	1,266	1,225
Redeemed	(256,737)	(209,602)	(12,630)	(18,797)
Change in Class R6 Shares	(94,477)	(39,736)	2,879	(3,027)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	65

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Equity Premium Income Fund		JPMorgan Large Cap Growth Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$103,787	$167,635	$1,037,573	$1,365,507
Distributions reinvested	42,497	43,974	803,132	68,401
Cost of shares redeemed	(181,047)	(165,062)	(1,735,377)	(1,303,748)
Change in net assets resulting from Class A capital transactions	(34,763)	46,547	105,328	130,160
Class C
Proceeds from shares issued	48,018	72,603	182,816	314,836
Distributions reinvested	23,976	23,363	187,739	14,918
Cost of shares redeemed	(71,995)	(61,736)	(305,337)	(205,022)
Change in net assets resulting from Class C capital transactions	(1)	34,230	65,218	124,732
Class I
Proceeds from shares issued	1,045,739	1,860,331	9,393,038	8,851,531
Distributions reinvested	312,967	348,924	3,103,224	229,506
Cost of shares redeemed	(2,483,842)	(1,874,710)	(9,297,864)	(5,429,101)
Change in net assets resulting from Class I capital transactions	(1,125,136)	334,545	3,198,398	3,651,936
Class R2
Proceeds from shares issued	—	—	80,267	84,283
Distributions reinvested	—	—	34,141	2,674
Cost of shares redeemed	—	—	(96,117)	(81,309)
Change in net assets resulting from Class R2 capital transactions	—	—	18,291	5,648
Class R3
Proceeds from shares issued	—	—	222,149	233,009
Distributions reinvested	—	—	73,500	6,361
Cost of shares redeemed	—	—	(247,860)	(224,034)
Change in net assets resulting from Class R3 capital transactions	—	—	47,789	15,336
Class R4
Proceeds from shares issued	—	—	163,338	200,144
Distributions reinvested	—	—	70,386	7,273
Cost of shares redeemed	—	—	(280,200)	(267,198)
Change in net assets resulting from Class R4 capital transactions	—	—	(46,476)	(59,781)
Class R5
Proceeds from shares issued	131	596	326,455	244,615
Distributions reinvested	35	39	100,559	9,991
Cost of shares redeemed	(247)	(368)	(385,698)	(379,940)
Change in net assets resulting from Class R5 capital transactions	(81)	267	41,316	(125,334)
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Large Cap Funds	June 30, 2026

	JPMorgan Equity Premium Income Fund		JPMorgan Large Cap Growth Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$49,184	$46,941	$13,200,800	$15,792,636
Subscriptions in-kind (See Note 8)	—	—	38,364	—
Distributions reinvested	72,818	87,749	7,377,363	734,332
Cost of shares redeemed	(256,910)	(368,269)	(21,017,055)	(13,684,501)
Change in net assets resulting from Class R6 capital transactions	(134,908)	(233,579)	(400,528)	2,842,467
Total change in net assets resulting from capital transactions	$(1,294,889)	$182,010	$3,029,336	$6,585,164
SHARE TRANSACTIONS:
Class A
Issued	7,314	11,673	12,623	18,154
Reinvested	2,996	3,068	9,972	856
Redeemed	(12,774)	(11,580)	(21,305)	(17,409)
Change in Class A Shares	(2,464)	3,161	1,290	1,601
Class C
Issued	3,382	5,047	3,524	6,392
Reinvested	1,691	1,631	3,835	286
Redeemed	(5,086)	(4,314)	(6,074)	(4,184)
Change in Class C Shares	(13)	2,364	1,285	2,494
Class I
Issued	73,619	130,053	110,343	114,687
Reinvested	22,055	24,338	37,169	2,788
Redeemed	(174,686)	(131,228)	(110,260)	(70,456)
Change in Class I Shares	(79,012)	23,163	37,252	47,019
Class R2
Issued	—	—	1,057	1,215
Reinvested	—	—	459	36
Redeemed	—	—	(1,270)	(1,153)
Change in Class R2 Shares	—	—	246	98
Class R3
Issued	—	—	2,709	3,070
Reinvested	—	—	906	79
Redeemed	—	—	(3,005)	(2,963)
Change in Class R3 Shares	—	—	610	186
Class R4
Issued	—	—	1,920	2,579
Reinvested	—	—	845	89
Redeemed	—	—	(3,282)	(3,495)
Change in Class R4 Shares	—	—	(517)	(827)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	67

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Equity Premium Income Fund		JPMorgan Large Cap Growth Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Issued	9	42	3,644	3,109
Reinvested	3	3	1,155	117
Redeemed	(18)	(28)	(4,393)	(4,765)
Change in Class R5 Shares	(6)	17	406	(1,539)
Class R6
Issued	3,459	3,279	146,699	194,227
Subscriptions in-kind (See Note 8)	—	—	428	—
Reinvested	5,134	6,113	83,511	8,521
Redeemed	(18,124)	(25,699)	(234,429)	(168,387)
Change in Class R6 Shares	(9,531)	(16,307)	(3,791)	34,361
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Large Cap Funds	June 30, 2026

	JPMorgan Large Cap Value Fund		JPMorgan U.S. Equity Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$58,637	$52,975	$356,686	$569,469
Distributions reinvested	23,685	29,497	152,371	153,797
Cost of shares redeemed	(74,412)	(68,031)	(646,372)	(549,132)
Change in net assets resulting from Class A capital transactions	7,910	14,441	(137,315)	174,134
Class C
Proceeds from shares issued	14,553	10,817	89,278	126,148
Distributions reinvested	5,602	8,012	30,069	29,002
Cost of shares redeemed	(24,059)	(25,659)	(136,843)	(126,062)
Change in net assets resulting from Class C capital transactions	(3,904)	(6,830)	(17,496)	29,088
Class I
Proceeds from shares issued	534,265	1,038,031	1,007,608	1,461,424
Distributions reinvested	165,969	209,647	296,409	309,179
Cost of shares redeemed	(1,394,685)	(853,169)	(2,630,164)	(1,659,072)
Change in net assets resulting from Class I capital transactions	(694,451)	394,509	(1,326,147)	111,531
Class L
Proceeds from shares issued	—	—	2,575,636	1,352,168
Distributions reinvested	—	—	260,968	219,329
Cost of shares redeemed	—	—	(989,690)	(1,492,277)
Change in net assets resulting from Class L capital transactions	—	—	1,846,914	79,220
Class R2
Proceeds from shares issued	3,320	3,248	27,874	48,938
Distributions reinvested	1,170	1,490	16,355	17,513
Cost of shares redeemed	(5,270)	(2,633)	(85,414)	(72,275)
Change in net assets resulting from Class R2 capital transactions	(780)	2,105	(41,185)	(5,824)
Class R3
Proceeds from shares issued	2,457	1,737	39,107	59,112
Distributions reinvested	1,213	1,405	14,003	13,155
Cost of shares redeemed	(1,980)	(1,945)	(74,981)	(59,642)
Change in net assets resulting from Class R3 capital transactions	1,690	1,197	(21,871)	12,625
Class R4
Proceeds from shares issued	184	187	13,344	34,630
Distributions reinvested	70	171	6,639	6,843
Cost of shares redeemed	(1,346)	(1,279)	(33,082)	(28,388)
Change in net assets resulting from Class R4 capital transactions	(1,092)	(921)	(13,099)	13,085
Class R5
Proceeds from shares issued	5,957	5,017	77,217	153,564
Distributions reinvested	2,346	3,309	60,752	76,557
Cost of shares redeemed	(9,643)	(15,297)	(419,725)	(369,833)
Change in net assets resulting from Class R5 capital transactions	(1,340)	(6,971)	(281,756)	(139,712)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	69

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Large Cap Value Fund		JPMorgan U.S. Equity Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$343,203	$481,222	$3,048,539	$3,636,203
Distributions reinvested	196,510	219,587	1,037,294	1,027,536
Cost of shares redeemed	(369,363)	(375,717)	(5,405,647)	(4,278,429)
Change in net assets resulting from Class R6 capital transactions	170,350	325,092	(1,319,814)	385,310
Total change in net assets resulting from capital transactions	$(521,617)	$722,622	$(1,311,769)	$659,457
SHARE TRANSACTIONS:
Class A
Issued	2,671	2,536	13,191	22,837
Reinvested	1,078	1,399	5,636	6,005
Redeemed	(3,360)	(3,254)	(23,844)	(22,079)
Change in Class A Shares	389	681	(5,017)	6,763
Class C
Issued	702	551	3,512	5,356
Reinvested	273	404	1,186	1,199
Redeemed	(1,165)	(1,311)	(5,410)	(5,376)
Change in Class C Shares	(190)	(356)	(712)	1,179
Class I
Issued	24,766	50,643	37,139	58,432
Reinvested	7,767	10,201	10,915	12,026
Redeemed	(64,130)	(42,072)	(96,179)	(66,634)
Change in Class I Shares	(31,597)	18,772	(48,125)	3,824
Class L
Issued	—	—	96,258	53,957
Reinvested	—	—	9,588	8,509
Redeemed	—	—	(36,351)	(60,678)
Change in Class L Shares	—	—	69,495	1,788
Class R2
Issued	151	156	1,053	1,998
Reinvested	54	72	616	694
Redeemed	(239)	(126)	(3,180)	(2,941)
Change in Class R2 Shares	(34)	102	(1,511)	(249)
Class R3
Issued	115	86	1,452	2,429
Reinvested	57	69	521	517
Redeemed	(93)	(97)	(2,793)	(2,379)
Change in Class R3 Shares	79	58	(820)	567
Class R4
Issued	9	9	490	1,394
Reinvested	3	8	245	267
Redeemed	(60)	(63)	(1,221)	(1,182)
Change in Class R4 Shares	(48)	(46)	(486)	479
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Large Cap Funds	June 30, 2026

	JPMorgan Large Cap Value Fund		JPMorgan U.S. Equity Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Issued	280	243	2,831	6,107
Reinvested	108	158	2,229	2,968
Redeemed	(440)	(731)	(15,322)	(14,816)
Change in Class R5 Shares	(52)	(330)	(10,262)	(5,741)
Class R6
Issued	15,881	24,023	112,228	144,904
Reinvested	9,132	10,624	37,964	39,740
Redeemed	(17,001)	(18,433)	(196,948)	(169,319)
Change in Class R6 Shares	8,012	16,214	(46,756)	15,325
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	71

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. GARP Equity Fund		JPMorgan U.S. Large Cap Core Plus Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$42,736	$64,942	$45,575	$74,877
Distributions reinvested	12,917	8,363	10,519	21,141
Cost of shares redeemed	(69,083)	(44,821)	(67,643)	(70,089)
Change in net assets resulting from Class A capital transactions	(13,430)	28,484	(11,549)	25,929
Class C
Proceeds from shares issued	3,057	2,811	28,533	41,280
Distributions reinvested	932	631	3,981	6,210
Cost of shares redeemed	(4,646)	(5,035)	(25,101)	(18,342)
Change in net assets resulting from Class C capital transactions	(657)	(1,593)	7,413	29,148
Class I
Proceeds from shares issued	69,802	283,020	454,020	948,040
Distributions reinvested	18,275	9,887	58,546	105,451
Cost of shares redeemed	(223,685)	(154,031)	(733,866)	(599,365)
Change in net assets resulting from Class I capital transactions	(135,608)	138,876	(221,300)	454,126
Class R2
Proceeds from shares issued	8,402	10,669	1,533	1,102
Distributions reinvested	3,792	2,864	131	591
Cost of shares redeemed	(17,900)	(17,224)	(6,787)	(967)
Change in net assets resulting from Class R2 capital transactions	(5,706)	(3,691)	(5,123)	726
Class R5
Proceeds from shares issued	24,607	23,648	13,318	10,258
Distributions reinvested	13,261	9,179	1,451	2,689
Cost of shares redeemed	(201,513)	(38,651)	(30,256)	(14,001)
Change in net assets resulting from Class R5 capital transactions	(163,645)	(5,824)	(15,487)	(1,054)
Class R6
Proceeds from shares issued	163,664	106,830	354,675	369,467
Distributions reinvested	85,367	56,642	21,537	29,153
Cost of shares redeemed	(440,537)	(108,463)	(212,594)	(115,363)
Change in net assets resulting from Class R6 capital transactions	(191,506)	55,009	163,618	283,257
Total change in net assets resulting from capital transactions	$(510,552)	$211,261	$(82,428)	$792,132
SHARE TRANSACTIONS:
Class A
Issued	452	782	2,059	3,713
Reinvested	138	97	472	1,026
Redeemed	(740)	(548)	(3,047)	(3,501)
Change in Class A Shares	(150)	331	(516)	1,238
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Large Cap Funds	June 30, 2026

	JPMorgan U.S. GARP Equity Fund		JPMorgan U.S. Large Cap Core Plus Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class C
Issued	35	35	1,711	2,673
Reinvested	10	8	238	394
Redeemed	(52)	(64)	(1,493)	(1,204)
Change in Class C Shares	(7)	(21)	456	1,863
Class I
Issued	724	3,306	19,360	44,390
Reinvested	188	111	2,472	4,823
Redeemed	(2,301)	(1,833)	(31,195)	(28,502)
Change in Class I Shares	(1,389)	1,584	(9,363)	20,711
Class R2
Issued	95	139	79	63
Reinvested	43	35	7	33
Redeemed	(201)	(220)	(350)	(57)
Change in Class R2 Shares	(63)	(46)	(264)	39
Class R5
Issued	260	283	559	471
Reinvested	139	105	60	121
Redeemed	(1,990)	(467)	(1,280)	(652)
Change in Class R5 Shares	(1,591)	(79)	(661)	(60)
Class R6
Issued	1,735	1,298	14,748	17,139
Reinvested	899	651	894	1,310
Redeemed	(4,507)	(1,290)	(8,775)	(5,316)
Change in Class R6 Shares	(1,873)	659	6,867	13,133
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	73

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Research Enhanced Equity Fund		JPMorgan U.S. Sustainable Leaders Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$411,780	$625,524	$44,286	$39,391
Distributions reinvested	36,599	11,086	10,165	365
Cost of shares redeemed	(382,410)	(300,798)	(23,926)	(17,158)
Change in net assets resulting from Class A capital transactions	65,969	335,812	30,525	22,598
Class C
Proceeds from shares issued	—	—	667	269
Distributions reinvested	—	—	402	— (a)
Cost of shares redeemed	—	—	(1,056)	(1,112)
Change in net assets resulting from Class C capital transactions	—	—	13	(843)
Class I
Proceeds from shares issued	833,843	670,378	15,963	24,995
Distributions reinvested	45,857	45,383	9,442	678
Cost of shares redeemed	(337,453)	(352,664)	(23,025)	(18,389)
Redemptions in-kind (See Note 8)	(242,934)	—	—	—
Change in net assets resulting from Class I capital transactions	299,313	363,097	2,380	7,284
Class R6
Proceeds from shares issued	995,560	1,475,645	10,242	11,627
Distributions reinvested	503,568	522,922	7,073	570
Cost of shares redeemed	(2,356,764)	(1,743,331)	(18,441)	(14,669)
Change in net assets resulting from Class R6 capital transactions	(857,636)	255,236	(1,126)	(2,472)
Total change in net assets resulting from capital transactions	$(492,354)	$954,145	$31,792	$26,567
SHARE TRANSACTIONS:
Class A
Issued	8,700	15,453	544	554
Reinvested	769	252	127	5
Redeemed	(8,156)	(7,448)	(296)	(229)
Change in Class A Shares	1,313	8,257	375	330
Class C
Issued	—	—	8	3
Reinvested	—	—	5	— (a)
Redeemed	—	—	(13)	(15)
Change in Class C Shares	—	—	— (a)	(12)
Class I
Issued	16,705	15,343	193	327
Reinvested	948	1,013	116	9
Redeemed	(6,929)	(8,205)	(277)	(243)
Redemptions in-kind (See Note 8)	(5,044)	—	—	—
Change in Class I Shares	5,680	8,151	32	93

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Large Cap Funds	June 30, 2026

	JPMorgan U.S. Research Enhanced Equity Fund		JPMorgan U.S. Sustainable Leaders Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R6
Issued	20,546	34,292	124	153
Reinvested	10,437	11,702	87	7
Redeemed	(48,576)	(39,785)	(226)	(193)
Change in Class R6 Shares	(17,593)	6,209	(15)	(33)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	75

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Value Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$159,972	$245,906
Distributions reinvested	73,392	34,970
Cost of shares redeemed	(243,656)	(170,834)
Change in net assets resulting from Class A capital transactions	(10,292)	110,042
Class C
Proceeds from shares issued	7,860	15,965
Distributions reinvested	5,815	2,906
Cost of shares redeemed	(26,958)	(23,703)
Change in net assets resulting from Class C capital transactions	(13,283)	(4,832)
Class I
Proceeds from shares issued	622,788	796,511
Distributions reinvested	122,878	66,988
Cost of shares redeemed	(1,193,983)	(735,443)
Change in net assets resulting from Class I capital transactions	(448,317)	128,056
Class R2
Proceeds from shares issued	860	1,462
Distributions reinvested	331	158
Cost of shares redeemed	(2,019)	(1,625)
Change in net assets resulting from Class R2 capital transactions	(828)	(5)
Class R3
Proceeds from shares issued	2,405	6,036
Distributions reinvested	209	86
Cost of shares redeemed	(5,851)	(2,333)
Change in net assets resulting from Class R3 capital transactions	(3,237)	3,789
Class R4
Proceeds from shares issued	2,113	2,147
Distributions reinvested	236	58
Cost of shares redeemed	(636)	(1,678)
Change in net assets resulting from Class R4 capital transactions	1,713	527
Class R5
Proceeds from shares issued	79,174	7,843
Distributions reinvested	638	380
Cost of shares redeemed	(16,238)	(4,389)
Change in net assets resulting from Class R5 capital transactions	63,574	3,834
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Large Cap Funds	June 30, 2026

	JPMorgan U.S. Value Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$366,048	$455,431
Distributions reinvested	102,722	54,483
Cost of shares redeemed	(516,878)	(540,185)
Change in net assets resulting from Class R6 capital transactions	(48,108)	(30,271)
Total change in net assets resulting from capital transactions	$(458,778)	$211,140
SHARE TRANSACTIONS:
Class A
Issued	1,868	3,111
Reinvested	866	437
Redeemed	(2,833)	(2,166)
Change in Class A Shares	(99)	1,382
Class C
Issued	106	229
Reinvested	79	41
Redeemed	(360)	(344)
Change in Class C Shares	(175)	(74)
Class I
Issued	6,845	9,480
Reinvested	1,354	785
Redeemed	(13,017)	(8,768)
Change in Class I Shares	(4,818)	1,497
Class R2
Issued	10	18
Reinvested	4	2
Redeemed	(23)	(20)
Change in Class R2 Shares	(9)	— (a)
Class R3
Issued	27	72
Reinvested	2	1
Redeemed	(64)	(28)
Change in Class R3 Shares	(35)	45
Class R4
Issued	23	27
Reinvested	3	1
Redeemed	(7)	(21)
Change in Class R4 Shares	19	7

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	77

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Value Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Issued	820	91
Reinvested	7	4
Redeemed	(172)	(52)
Change in Class R5 Shares	655	43
Class R6
Issued	3,936	5,360
Reinvested	1,120	634
Redeemed	(5,584)	(6,319)
Change in Class R6 Shares	(528)	(325)
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Large Cap Funds	June 30, 2026

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED June 30, 2026
(Amounts in thousands)

JPMorgan U.S. Large Cap Core Plus Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase in net assets resulting from operations	$551,157
Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of investment securities	(2,777,834)
Proceeds from disposition of investment securities	2,930,013
Covers of investment securities sold short	(1,272,074)
Proceeds from investment securities sold short	1,243,243
Purchases of short-term investments — affiliates, net	57,787
Change in unrealized (appreciation)/depreciation on investments in non-affiliates	(466,798)
Change in unrealized (appreciation)/depreciation on investments in affiliates	3
Change in unrealized (appreciation)/depreciation on investment securities sold short	22,542
Net realized (gain)/loss on investments in non-affiliates	(230,460)
Net realized (gain)/loss on investments in affiliates	(1)
Net realized (gain)/loss on securities sold short	127,505
Increase in dividends receivable from affiliates	(141)
Decrease in dividends receivable from non-affiliates	88
Increase in tax reclaims receivable	(56)
Decrease in variation margin receivable	255
Increase in dividend expense payable to non-affiliates on securities sold short	91
Increase in interest expense payable to non-affiliates on securities sold short	64
Increase in investment advisory fees payable	216
Increase in administration fees payable	17
Increase in distribution fees payable	21
Increase in service fees payable	4
Increase in custodian and accounting fees payable	7
Increase in other accrued expenses payable	21
Net cash provided (used) by operating activities	185,670
Cash flows provided (used) by financing activities:
Proceeds from shares issued	897,393
Payment for shares redeemed	(1,080,661)
Cash distributions paid to shareholders (net of reinvestments $96,165)	(7,000)
Net cash provided (used) by financing activities	(190,268)
Cash:
Net increase (decrease) in restricted and unrestricted cash and deposits at broker	(4,598)
Restricted and unrestricted cash and deposits at broker at beginning of year	4,598
Restricted and unrestricted cash and deposits at broker at end of year	$— (a)

(a)	Amount rounds to less than one thousand.
Supplemental disclosure of cash flow information:
For the year ended June 30, 2026 the Fund paid approximately $4,206 in interest expense.
For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.
Reconciliation of restricted and unrestricted cash at the end of period to the Statements of Assets and Liabilities:
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	79

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED June 30, 2026 (continued)
(Amounts in thousands)
JPMorgan U.S. Large Cap Core Plus Fund
June 30, 2026
Cash	$— (a)

(a)	Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Large Cap Funds	June 30, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

81

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Income Fund
Class A
Year Ended June 30, 2026	$24.65	$0.33	$4.67	$5.00	$(0.34)	$(2.25)	$(2.59)
Year Ended June 30, 2025	23.49	0.37	2.68	3.05	(0.39)	(1.50)	(1.89)
Year Ended June 30, 2024	21.85	0.40	1.81	2.21	(0.41)	(0.16)	(0.57)
Year Ended June 30, 2023	21.15	0.40	1.11	1.51	(0.42)	(0.39)	(0.81)
Year Ended June 30, 2022	22.34	0.34	(0.76)	(0.42)	(0.33)	(0.44)	(0.77)
Class C
Year Ended June 30, 2026	24.02	0.20	4.54	4.74	(0.22)	(2.25)	(2.47)
Year Ended June 30, 2025	22.93	0.25	2.61	2.86	(0.27)	(1.50)	(1.77)
Year Ended June 30, 2024	21.35	0.28	1.76	2.04	(0.30)	(0.16)	(0.46)
Year Ended June 30, 2023	20.68	0.28	1.09	1.37	(0.31)	(0.39)	(0.70)
Year Ended June 30, 2022	21.87	0.22	(0.75)	(0.53)	(0.22)	(0.44)	(0.66)
Class I
Year Ended June 30, 2026	25.21	0.40	4.78	5.18	(0.40)	(2.25)	(2.65)
Year Ended June 30, 2025	23.98	0.44	2.74	3.18	(0.45)	(1.50)	(1.95)
Year Ended June 30, 2024	22.29	0.46	1.86	2.32	(0.47)	(0.16)	(0.63)
Year Ended June 30, 2023	21.56	0.46	1.13	1.59	(0.47)	(0.39)	(0.86)
Year Ended June 30, 2022	22.76	0.40	(0.77)	(0.37)	(0.39)	(0.44)	(0.83)
Class R2
Year Ended June 30, 2026	24.50	0.26	4.65	4.91	(0.28)	(2.25)	(2.53)
Year Ended June 30, 2025	23.36	0.31	2.65	2.96	(0.32)	(1.50)	(1.82)
Year Ended June 30, 2024	21.73	0.34	1.81	2.15	(0.36)	(0.16)	(0.52)
Year Ended June 30, 2023	21.04	0.34	1.10	1.44	(0.36)	(0.39)	(0.75)
Year Ended June 30, 2022	22.23	0.29	(0.77)	(0.48)	(0.27)	(0.44)	(0.71)
Class R3
Year Ended June 30, 2026	24.62	0.33	4.67	5.00	(0.34)	(2.25)	(2.59)
Year Ended June 30, 2025	23.47	0.37	2.67	3.04	(0.39)	(1.50)	(1.89)
Year Ended June 30, 2024	21.83	0.40	1.81	2.21	(0.41)	(0.16)	(0.57)
Year Ended June 30, 2023	21.13	0.40	1.11	1.51	(0.42)	(0.39)	(0.81)
Year Ended June 30, 2022	22.32	0.33	(0.75)	(0.42)	(0.33)	(0.44)	(0.77)
Class R4
Year Ended June 30, 2026	25.19	0.40	4.78	5.18	(0.40)	(2.25)	(2.65)
Year Ended June 30, 2025	23.96	0.44	2.73	3.17	(0.44)	(1.50)	(1.94)
Year Ended June 30, 2024	22.28	0.46	1.85	2.31	(0.47)	(0.16)	(0.63)
Year Ended June 30, 2023	21.54	0.46	1.14	1.60	(0.47)	(0.39)	(0.86)
Year Ended June 30, 2022	22.75	0.40	(0.78)	(0.38)	(0.39)	(0.44)	(0.83)
Class R5
Year Ended June 30, 2026	25.23	0.44	4.80	5.24	(0.44)	(2.25)	(2.69)
Year Ended June 30, 2025	24.00	0.48	2.73	3.21	(0.48)	(1.50)	(1.98)
Year Ended June 30, 2024	22.31	0.50	1.85	2.35	(0.50)	(0.16)	(0.66)
Year Ended June 30, 2023	21.58	0.50	1.12	1.62	(0.50)	(0.39)	(0.89)
Year Ended June 30, 2022	22.78	0.43	(0.77)	(0.34)	(0.42)	(0.44)	(0.86)
Class R6
Year Ended June 30, 2026	25.21	0.47	4.78	5.25	(0.47)	(2.25)	(2.72)
Year Ended June 30, 2025	23.98	0.51	2.73	3.24	(0.51)	(1.50)	(2.01)
Year Ended June 30, 2024	22.29	0.52	1.86	2.38	(0.53)	(0.16)	(0.69)
Year Ended June 30, 2023	21.56	0.52	1.13	1.65	(0.53)	(0.39)	(0.92)
Year Ended June 30, 2022	22.76	0.46	(0.77)	(0.31)	(0.45)	(0.44)	(0.89)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Large Cap Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$27.06	21.53%	$5,119,324	0.95%	1.30%	0.95%	38%
24.65	13.17	4,653,837	0.95	1.53	0.95	20
23.49	10.31	4,450,073	0.95	1.77	0.95	20
21.85	7.12	4,423,141	0.95	1.83	0.95	8
21.15	(2.10)	4,562,270	0.95	1.49	0.95	15

26.29	20.91	492,790	1.45	0.80	1.45	38
24.02	12.63	613,883	1.45	1.03	1.45	20
22.93	9.72	755,885	1.45	1.28	1.45	20
21.35	6.60	997,751	1.45	1.32	1.45	8
20.68	(2.63)	1,206,824	1.45	0.97	1.45	15

27.74	21.82	15,445,967	0.69	1.56	0.69	38
25.21	13.46	15,445,719	0.70	1.78	0.70	20
23.98	10.60	16,105,559	0.70	2.03	0.70	20
22.29	7.38	18,495,976	0.70	2.08	0.70	8
21.56	(1.87)	17,614,254	0.70	1.74	0.70	15

26.88	21.23	89,119	1.20	1.04	1.20	38
24.50	12.87	93,165	1.20	1.27	1.20	20
23.36	10.04	96,550	1.21	1.52	1.21	20
21.73	6.84	104,930	1.20	1.57	1.21	8
21.04	(2.36)	102,353	1.21	1.28	1.21	15

27.03	21.55	151,471	0.95	1.30	0.95	38
24.62	13.13	168,022	0.95	1.53	0.95	20
23.47	10.32	175,779	0.95	1.78	0.95	20
21.83	7.13	229,745	0.95	1.83	0.95	8
21.13	(2.10)	232,772	0.95	1.47	0.95	15

27.72	21.83	91,585	0.70	1.55	0.70	38
25.19	13.47	127,515	0.70	1.78	0.70	20
23.96	10.56	201,402	0.70	2.03	0.70	20
22.28	7.44	252,731	0.70	2.09	0.70	8
21.54	(1.91)	211,963	0.70	1.73	0.70	15

27.78	22.06	472,431	0.55	1.70	0.55	38
25.23	13.62	691,394	0.55	1.93	0.55	20
24.00	10.76	862,123	0.55	2.19	0.55	20
22.31	7.54	1,247,583	0.55	2.23	0.55	8
21.58	(1.72)	1,300,595	0.55	1.87	0.55	15

27.74	22.12	21,638,143	0.45	1.80	0.45	38
25.21	13.74	22,042,487	0.45	2.03	0.45	20
23.98	10.88	21,919,414	0.45	2.28	0.45	20
22.29	7.65	22,139,090	0.45	2.34	0.45	8
21.56	(1.62)	20,740,383	0.45	1.99	0.45	15

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	83

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Index Fund
Class A
Year Ended June 30, 2026	$92.97	$0.76	$19.38	$20.14	$(0.76)	$(0.16)	$(0.92)
Year Ended June 30, 2025	81.79	0.77	11.18	11.95	(0.77)	—	(0.77)
Year Ended June 30, 2024	66.66	0.77	15.13	15.90	(0.77)	—	(0.77)
Year Ended June 30, 2023	56.74	0.75	9.94	10.69	(0.76)	(0.01)	(0.77)
Year Ended June 30, 2022	65.24	0.65	(7.60)	(6.95)	(0.62)	(0.93)	(1.55)
Class C
Year Ended June 30, 2026	91.98	0.14	19.19	19.33	(0.13)	(0.16)	(0.29)
Year Ended June 30, 2025	80.91	0.24	11.06	11.30	(0.23)	—	(0.23)
Year Ended June 30, 2024	65.96	0.34	14.95	15.29	(0.34)	—	(0.34)
Year Ended June 30, 2023	56.14	0.39	9.83	10.22	(0.39)	(0.01)	(0.40)
Year Ended June 30, 2022	64.55	0.25	(7.51)	(7.26)	(0.22)	(0.93)	(1.15)
Class I
Year Ended June 30, 2026	93.10	1.01	19.42	20.43	(1.01)	(0.16)	(1.17)
Year Ended June 30, 2025	81.90	0.98	11.20	12.18	(0.98)	—	(0.98)
Year Ended June 30, 2024	66.76	0.96	15.13	16.09	(0.95)	—	(0.95)
Year Ended June 30, 2023	56.81	0.90	9.96	10.86	(0.90)	(0.01)	(0.91)
Year Ended June 30, 2022	65.33	0.81	(7.62)	(6.81)	(0.78)	(0.93)	(1.71)
Class R6
Year Ended June 30, 2026	93.13	1.18	19.41	20.59	(1.17)	(0.16)	(1.33)
Year Ended June 30, 2025	81.93	1.12	11.20	12.32	(1.12)	—	(1.12)
Year Ended June 30, 2024	66.77	1.07	15.15	16.22	(1.06)	—	(1.06)
Year Ended June 30, 2023	56.83	1.00	9.95	10.95	(1.00)	(0.01)	(1.01)
Year Ended June 30, 2022	65.35	0.92	(7.62)	(6.70)	(0.89)	(0.93)	(1.82)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)
Net expenses for Class R6 Shares are 0.044% for the year ended June 30, 2026, 0.044% for the year ended June 30, 2025, 0.044% for the year ended June 30,
2024, 0.045% for the year ended June 30, 2023 and 0.045% for the year ended June 30,2022.

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Large Cap Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$112.19	21.77%	$1,225,580	0.45%	0.74%	0.63%	9%
92.97	14.66	1,055,685	0.45	0.89	0.64	12
81.79	24.01	953,255	0.45	1.08	0.65	5
66.66	19.01	770,835	0.45	1.25	0.65	15
56.74	(11.02)	654,422	0.45	0.98	0.65	11

111.02	21.04	73,002	1.05	0.14	1.12	9
91.98	13.98	77,065	1.05	0.28	1.12	12
80.91	23.25	91,824	1.05	0.48	1.13	5
65.96	18.31	92,084	1.05	0.65	1.13	15
56.14	(11.55)	86,737	1.05	0.37	1.13	11

112.36	22.09	1,598,395	0.20	0.99	0.37	9
93.10	14.95	1,434,328	0.20	1.13	0.37	12
81.90	24.29	1,264,640	0.20	1.32	0.38	5
66.76	19.34	964,430	0.20	1.50	0.38	15
56.81	(10.81)	1,121,519	0.20	1.22	0.38	11

112.39	22.27	10,998,178	0.04 (d)	1.15	0.12	9
93.13	15.12	8,845,652	0.04 (d)	1.29	0.12	12
81.93	24.51	8,029,206	0.04 (d)	1.48	0.12	5
66.77	19.51	6,194,790	0.05 (d)	1.65	0.13	15
56.83	(10.67)	5,395,106	0.05 (d)	1.39	0.13	11

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	85

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Equity Premium Income Fund
Class A
Year Ended June 30, 2026	$14.05	$1.08	$(0.07)	$1.01	$(1.09)
Year Ended June 30, 2025	14.06	1.13	(0.01)	1.12	(1.13)
Year Ended June 30, 2024	13.72	0.97	0.34	1.31	(0.97)
Year Ended June 30, 2023	13.79	1.53	(0.13)	1.40	(1.47)
Year Ended June 30, 2022	15.23	1.46	(1.56)	(0.10)	(1.34)
Class C
Year Ended June 30, 2026	14.05	1.01	(0.07)	0.94	(1.02)
Year Ended June 30, 2025	14.06	1.06	(0.01)	1.05	(1.06)
Year Ended June 30, 2024	13.72	0.90	0.35	1.25	(0.91)
Year Ended June 30, 2023	13.79	1.48	(0.15)	1.33	(1.40)
Year Ended June 30, 2022	15.23	1.38	(1.56)	(0.18)	(1.26)
Class I
Year Ended June 30, 2026	14.06	1.11	(0.08)	1.03	(1.12)
Year Ended June 30, 2025	14.07	1.17	(0.02)	1.15	(1.16)
Year Ended June 30, 2024	13.72	1.01	0.35	1.36	(1.01)
Year Ended June 30, 2023	13.80	1.46	(0.03)	1.43	(1.51)
Year Ended June 30, 2022	15.23	1.48	(1.54)	(0.06)	(1.37)
Class R5
Year Ended June 30, 2026	14.05	1.13	(0.07)	1.06	(1.14)
Year Ended June 30, 2025	14.07	1.20	(0.04)	1.16	(1.18)
Year Ended June 30, 2024	13.72	1.03	0.35	1.38	(1.03)
Year Ended June 30, 2023	13.79	1.45	0.01	1.46	(1.53)
Year Ended June 30, 2022	15.23	1.48	(1.52)	(0.04)	(1.40)
Class R6
Year Ended June 30, 2026	14.05	1.15	(0.07)	1.08	(1.16)
Year Ended June 30, 2025	14.06	1.19	—(d )	1.19	(1.20)
Year Ended June 30, 2024	13.72	1.04	0.34	1.38	(1.04)
Year Ended June 30, 2023	13.80	1.45	0.01	1.46	(1.54)
Year Ended June 30, 2022	15.23	1.50	(1.52)	(0.02)	(1.41)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Large Cap Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$13.97	7.32%	$534,146	0.85%	7.63%	0.85%	183%
14.05	8.08	572,077	0.84	7.89	0.84	178
14.06	9.97	528,101	0.85	7.04	0.85	176
13.72	10.79	384,446	0.85	11.18	0.85	189
13.79	(1.05)	905,284	0.85	9.76	0.88	188

13.97	6.79	327,585	1.35	7.13	1.35	183
14.05	7.55	329,783	1.34	7.40	1.34	178
14.06	9.42	296,817	1.35	6.54	1.35	176
13.72	10.24	223,339	1.35	10.84	1.35	189
13.79	(1.54)	756,008	1.35	9.19	1.38	188

13.97	7.52	3,351,598	0.59	7.84	0.59	183
14.06	8.35	4,482,797	0.59	8.14	0.59	178
14.07	10.32	4,160,918	0.60	7.29	0.60	176
13.72	10.98	3,641,748	0.60	10.72	0.61	189
13.80	(0.73)	1,859,617	0.60	9.83	0.63	188

13.97	7.75	449	0.45	8.00	0.48	183
14.05	8.42	533	0.45	8.39	0.47	178
14.07	10.48	300	0.45	7.49	0.54	176
13.72	11.23	712	0.45	10.69	0.46	189
13.79	(0.66)	160	0.45	9.82	0.50	188

13.97	7.86	870,994	0.34	8.11	0.34	183
14.05	8.62	1,010,271	0.34	8.31	0.34	178
14.06	10.51	1,240,522	0.35	7.55	0.35	176
13.72	11.26	1,571,873	0.35	10.68	0.35	189
13.80	(0.49)	89,522	0.35	9.93	0.37	188

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	87

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Large Cap Growth Fund
Class A
Year Ended June 30, 2026	$82.27	$(0.18)(d)	$12.01	$11.83	$—	$(9.33)	$(9.33)
Year Ended June 30, 2025	72.60	(0.07)	10.54	10.47	—	(0.80)	(0.80)
Year Ended June 30, 2024	53.66	(0.14)(d)	19.08	18.94	—	—	—
Year Ended June 30, 2023	44.12	0.11	10.83	10.94	(0.05)	(1.35)	(1.40)
Year Ended June 30, 2022	64.22	(0.12)	(10.74)	(10.86)	—	(9.24)	(9.24)
Class C
Year Ended June 30, 2026	53.48	(0.37)(d)	7.61	7.24	—	(9.33)	(9.33)
Year Ended June 30, 2025	47.68	(0.29)	6.89	6.60	—	(0.80)	(0.80)
Year Ended June 30, 2024	35.42	(0.29)(d)	12.55	12.26	—	—	—
Year Ended June 30, 2023	29.67	(0.08)	7.18	7.10	—	(1.35)	(1.35)
Year Ended June 30, 2022	46.21	(0.29)	(7.01)	(7.30)	—	(9.24)	(9.24)
Class I
Year Ended June 30, 2026	84.88	0.03	12.42	12.45	(0.03)	(9.33)	(9.36)
Year Ended June 30, 2025	74.70	0.12	10.86	10.98	— (e)	(0.80)	(0.80)
Year Ended June 30, 2024	55.14	0.01	19.62	19.63	(0.07)	—	(0.07)
Year Ended June 30, 2023	45.32	0.22	11.13	11.35	(0.18)	(1.35)	(1.53)
Year Ended June 30, 2022	65.59	0.03	(11.06)	(11.03)	—	(9.24)	(9.24)
Class R2
Year Ended June 30, 2026	76.67	(0.36)(d)	11.15	10.79	—	(9.33)	(9.33)
Year Ended June 30, 2025	67.88	(0.24)	9.83	9.59	—	(0.80)	(0.80)
Year Ended June 30, 2024	50.29	(0.27)(d)	17.86	17.59	—	—	—
Year Ended June 30, 2023	41.49	(0.01)	10.16	10.15	—	(1.35)	(1.35)
Year Ended June 30, 2022	61.05	(0.26)	(10.06)	(10.32)	—	(9.24)	(9.24)
Class R3
Year Ended June 30, 2026	82.81	(0.18)(d)	12.10	11.92	—	(9.33)	(9.33)
Year Ended June 30, 2025	73.08	(0.07)	10.60	10.53	—	(0.80)	(0.80)
Year Ended June 30, 2024	54.04	(0.16)(d)	19.23	19.07	(0.03)	—	(0.03)
Year Ended June 30, 2023	44.45	0.10	10.91	11.01	(0.07)	(1.35)	(1.42)
Year Ended June 30, 2022	64.64	(0.12)	(10.83)	(10.95)	—	(9.24)	(9.24)
Class R4
Year Ended June 30, 2026	84.67	0.02	12.40	12.42	(0.01)	(9.33)	(9.34)
Year Ended June 30, 2025	74.52	0.12	10.83	10.95	—	(0.80)	(0.80)
Year Ended June 30, 2024	55.02	0.01	19.58	19.59	(0.09)	—	(0.09)
Year Ended June 30, 2023	45.23	0.19	11.13	11.32	(0.18)	(1.35)	(1.53)
Year Ended June 30, 2022	65.47	0.02	(11.02)	(11.00)	—	(9.24)	(9.24)
Class R5
Year Ended June 30, 2026	88.09	0.16	12.92	13.08	(0.14)	(9.33)	(9.47)
Year Ended June 30, 2025	77.47	0.24	11.28	11.52	(0.10)	(0.80)	(0.90)
Year Ended June 30, 2024	57.16	0.11	20.34	20.45	(0.14)	—	(0.14)
Year Ended June 30, 2023	46.91	0.30	11.53	11.83	(0.23)	(1.35)	(1.58)
Year Ended June 30, 2022	67.49	0.12	(11.46)	(11.34)	—	(9.24)	(9.24)
Class R6
Year Ended June 30, 2026	89.27	0.25	13.11	13.36	(0.22)	(9.33)	(9.55)
Year Ended June 30, 2025	78.50	0.33	11.41	11.74	(0.17)	(0.80)	(0.97)
Year Ended June 30, 2024	57.91	0.18	20.61	20.79	(0.20)	—	(0.20)
Year Ended June 30, 2023	47.51	0.35	11.69	12.04	(0.29)	(1.35)	(1.64)
Year Ended June 30, 2022	68.18	0.19	(11.62)	(11.43)	—	(9.24)	(9.24)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(e)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Large Cap Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$84.77	14.97%	$8,093,815	0.94%	(0.22)%(d)	0.98%	72%
82.27	14.45	7,748,457	0.93	(0.09)	1.00	52
72.60	35.30	6,722,152	0.94	(0.23)(d)	0.99	32
53.66	25.34	4,742,066	0.93	0.23	1.01	42
44.12	(20.68)	3,734,120	0.94	(0.20)	1.01	50

51.39	14.39	1,164,945	1.44	(0.72)(d)	1.48	72
53.48	13.88	1,143,570	1.43	(0.59)	1.49	52
47.68	34.61	900,693	1.44	(0.73)(d)	1.49	32
35.42	24.71	636,054	1.43	(0.26)	1.51	42
29.67	(21.07)	556,002	1.44	(0.71)	1.51	50

87.97	15.26	34,200,263	0.69	0.03	0.73	72
84.88	14.73	29,837,081	0.68	0.16	0.74	52
74.70	35.64	22,747,050	0.69	0.02	0.74	32
55.14	25.66	15,667,641	0.68	0.46	0.76	42
45.32	(20.49)	9,509,669	0.69	0.05	0.76	50

78.13	14.69	298,171	1.19	(0.47)(d)	1.24	72
76.67	14.16	273,635	1.18	(0.34)	1.26	52
67.88	34.98	235,641	1.19	(0.48)(d)	1.25	32
50.29	25.02	128,368	1.18	(0.03)	1.27	42
41.49	(20.88)	90,916	1.19	(0.46)	1.26	50

85.40	14.98	912,983	0.94	(0.22)(d)	0.98	72
82.81	14.44	834,854	0.93	(0.09)	0.99	52
73.08	35.31	723,139	0.94	(0.26)(d)	0.99	32
54.04	25.33	359,223	0.93	0.21	1.01	42
44.45	(20.68)	205,831	0.94	(0.21)	1.01	50

87.75	15.26	706,118	0.69	0.03	0.73	72
84.67	14.73	725,170	0.68	0.16	0.74	52
74.52	35.64	699,826	0.69	0.02	0.74	32
55.02	25.65	486,413	0.68	0.40	0.76	42
45.23	(20.48)	137,633	0.69	0.03	0.76	50

91.70	15.43	1,070,824	0.54	0.18	0.58	72
88.09	14.90	992,766	0.53	0.30	0.59	52
77.47	35.84	992,330	0.54	0.18	0.59	32
57.16	25.85	957,188	0.53	0.61	0.61	42
46.91	(20.37)	629,918	0.54	0.19	0.61	50

93.08	15.56	75,245,529	0.44	0.28	0.48	72
89.27	15.01	72,508,865	0.43	0.41	0.49	52
78.50	35.98	61,059,217	0.44	0.27	0.49	32
57.91	25.98	37,609,592	0.43	0.68	0.51	42
47.51	(20.29)	16,482,609	0.44	0.30	0.51	50

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	89

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Large Cap Value Fund
Class A
Year Ended June 30, 2026	$20.86	$0.19	$4.12	$4.31	$(0.19)	$(1.42)	$(1.61)
Year Ended June 30, 2025	20.36	0.24	2.38	2.62	(0.22)	(1.90)	(2.12)
Year Ended June 30, 2024	18.93	0.28	2.13	2.41	(0.27)	(0.71)	(0.98)
Year Ended June 30, 2023	17.90	0.24	1.82	2.06	(0.24)	(0.79)	(1.03)
Year Ended June 30, 2022	20.48	0.19	(1.21)	(1.02)	(0.18)	(1.38)	(1.56)
Class C
Year Ended June 30, 2026	19.58	0.07	3.86	3.93	(0.10)	(1.42)	(1.52)
Year Ended June 30, 2025	19.23	0.12	2.25	2.37	(0.12)	(1.90)	(2.02)
Year Ended June 30, 2024	17.93	0.17	2.01	2.18	(0.17)	(0.71)	(0.88)
Year Ended June 30, 2023	17.01	0.14	1.72	1.86	(0.15)	(0.79)	(0.94)
Year Ended June 30, 2022	19.55	0.09	(1.16)	(1.07)	(0.09)	(1.38)	(1.47)
Class I
Year Ended June 30, 2026	20.32	0.23	4.03	4.26	(0.24)	(1.42)	(1.66)
Year Ended June 30, 2025	19.89	0.28	2.32	2.60	(0.27)	(1.90)	(2.17)
Year Ended June 30, 2024	18.51	0.32	2.08	2.40	(0.31)	(0.71)	(1.02)
Year Ended June 30, 2023	17.53	0.28	1.77	2.05	(0.28)	(0.79)	(1.07)
Year Ended June 30, 2022	20.10	0.23	(1.19)	(0.96)	(0.23)	(1.38)	(1.61)
Class R2
Year Ended June 30, 2026	20.60	0.13	4.07	4.20	(0.13)	(1.42)	(1.55)
Year Ended June 30, 2025	20.13	0.18	2.36	2.54	(0.17)	(1.90)	(2.07)
Year Ended June 30, 2024	18.73	0.23	2.10	2.33	(0.22)	(0.71)	(0.93)
Year Ended June 30, 2023	17.72	0.19	1.80	1.99	(0.19)	(0.79)	(0.98)
Year Ended June 30, 2022	20.30	0.14	(1.21)	(1.07)	(0.13)	(1.38)	(1.51)
Class R3
Year Ended June 30, 2026	20.26	0.18	4.00	4.18	(0.19)	(1.42)	(1.61)
Year Ended June 30, 2025	19.84	0.23	2.31	2.54	(0.22)	(1.90)	(2.12)
Year Ended June 30, 2024	18.47	0.27	2.08	2.35	(0.27)	(0.71)	(0.98)
Year Ended June 30, 2023	17.49	0.24	1.77	2.01	(0.24)	(0.79)	(1.03)
Year Ended June 30, 2022	20.09	0.20	(1.21)	(1.01)	(0.21)	(1.38)	(1.59)
Class R4
Year Ended June 30, 2026	20.88	0.25	4.13	4.38	(0.24)	(1.42)	(1.66)
Year Ended June 30, 2025	20.38	0.28	2.38	2.66	(0.26)	(1.90)	(2.16)
Year Ended June 30, 2024	18.94	0.33	2.13	2.46	(0.31)	(0.71)	(1.02)
Year Ended June 30, 2023	17.92	0.30	1.80	2.10	(0.29)	(0.79)	(1.08)
Year Ended June 30, 2022	20.50	0.26	(1.23)	(0.97)	(0.23)	(1.38)	(1.61)
Class R5
Year Ended June 30, 2026	20.64	0.27	4.09	4.36	(0.28)	(1.42)	(1.70)
Year Ended June 30, 2025	20.17	0.31	2.36	2.67	(0.30)	(1.90)	(2.20)
Year Ended June 30, 2024	18.75	0.35	2.12	2.47	(0.34)	(0.71)	(1.05)
Year Ended June 30, 2023	17.75	0.31	1.79	2.10	(0.31)	(0.79)	(1.10)
Year Ended June 30, 2022	20.32	0.26	(1.20)	(0.94)	(0.25)	(1.38)	(1.63)
Class R6
Year Ended June 30, 2026	20.44	0.29	4.05	4.34	(0.30)	(1.42)	(1.72)
Year Ended June 30, 2025	19.99	0.33	2.34	2.67	(0.32)	(1.90)	(2.22)
Year Ended June 30, 2024	18.60	0.37	2.09	2.46	(0.36)	(0.71)	(1.07)
Year Ended June 30, 2023	17.61	0.33	1.78	2.11	(0.33)	(0.79)	(1.12)
Year Ended June 30, 2022	20.18	0.28	(1.20)	(0.92)	(0.27)	(1.38)	(1.65)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Large Cap Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$23.56	21.28%	$369,368	0.93%	0.84%	1.00%	223%
20.86	12.83	318,828	0.93	1.13	1.01	185
20.36	13.14	297,404	0.93	1.44	1.01	167
18.93	11.63	289,456	0.93	1.31	1.01	143
17.90	(5.22)	235,054	0.93	0.97	1.01	121

21.99	20.65	80,872	1.44	0.33	1.49	223
19.58	12.25	75,725	1.44	0.62	1.50	185
19.23	12.59	81,229	1.44	0.93	1.50	167
17.93	11.05	91,445	1.44	0.80	1.50	143
17.01	(5.70)	79,663	1.44	0.48	1.51	121

22.92	21.64	1,820,670	0.69	1.08	0.74	223
20.32	13.05	2,256,860	0.69	1.37	0.75	185
19.89	13.45	1,835,424	0.69	1.69	0.76	167
18.51	11.87	1,297,201	0.69	1.54	0.76	143
17.53	(5.04)	1,275,387	0.69	1.20	0.77	121

23.25	20.99	18,434	1.19	0.58	1.25	223
20.60	12.55	17,020	1.19	0.88	1.26	185
20.13	12.83	14,580	1.19	1.19	1.27	167
18.73	11.35	13,722	1.19	1.05	1.27	143
17.72	(5.50)	12,323	1.19	0.71	1.27	121

22.83	21.28	18,645	0.94	0.83	0.99	223
20.26	12.77	14,922	0.94	1.13	1.00	185
19.84	13.15	13,462	0.94	1.44	1.01	167
18.47	11.65	10,744	0.94	1.34	1.00	143
17.49	(5.26)	6,010	0.94	1.06	1.01	121

23.60	21.61	225	0.69	1.12	0.76	223
20.88	13.06	1,210	0.69	1.34	0.74	185
20.38	13.45	2,117	0.69	1.68	0.80	167
18.94	11.85	1,242	0.69	1.59	0.76	143
17.92	(4.95)	495	0.69	1.32	0.77	121

23.30	21.79	32,530	0.54	1.23	0.60	223
20.64	13.23	29,907	0.54	1.50	0.60	185
20.17	13.65	35,836	0.54	1.84	0.61	167
18.75	12.01	29,958	0.54	1.71	0.61	143
17.75	(4.84)	23,073	0.54	1.34	0.61	121

23.06	21.93	2,819,232	0.44	1.33	0.49	223
20.44	13.36	2,335,547	0.44	1.63	0.49	185
19.99	13.71	1,960,039	0.44	1.94	0.50	167
18.60	12.16	1,733,785	0.44	1.79	0.50	143
17.61	(4.78)	1,564,013	0.44	1.42	0.50	121

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	91

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Equity Fund
Class A
Year Ended June 30, 2026	$25.88	$0.04	$3.44	$3.48	$(0.04)	$(1.43)	$(1.47)
Year Ended June 30, 2025	24.46	0.06	2.83	2.89	(0.06)	(1.41)	(1.47)
Year Ended June 30, 2024	19.75	0.11	4.93	5.04	(0.10)	(0.23)	(0.33)
Year Ended June 30, 2023	17.48	0.14	2.94	3.08	(0.14)	(0.67)	(0.81)
Year Ended June 30, 2022	21.51	0.08	(1.81)	(1.73)	(0.07)	(2.23)	(2.30)
Class C
Year Ended June 30, 2026	24.39	(0.09)(d)	3.23	3.14	—	(1.43)	(1.43)
Year Ended June 30, 2025	23.18	(0.06)	2.68	2.62	—	(1.41)	(1.41)
Year Ended June 30, 2024	18.76	— (e)	4.68	4.68	(0.03)	(0.23)	(0.26)
Year Ended June 30, 2023	16.65	0.05	2.79	2.84	(0.06)	(0.67)	(0.73)
Year Ended June 30, 2022	20.61	(0.03)	(1.69)	(1.72)	(0.01)	(2.23)	(2.24)
Class I
Year Ended June 30, 2026	26.00	0.11	3.45	3.56	(0.10)	(1.43)	(1.53)
Year Ended June 30, 2025	24.57	0.12	2.84	2.96	(0.12)	(1.41)	(1.53)
Year Ended June 30, 2024	19.83	0.16	4.97	5.13	(0.16)	(0.23)	(0.39)
Year Ended June 30, 2023	17.56	0.19	2.94	3.13	(0.19)	(0.67)	(0.86)
Year Ended June 30, 2022	21.59	0.13	(1.81)	(1.68)	(0.12)	(2.23)	(2.35)
Class L
Year Ended June 30, 2026	26.07	0.15	3.47	3.62	(0.15)	(1.43)	(1.58)
Year Ended June 30, 2025	24.63	0.16	2.85	3.01	(0.16)	(1.41)	(1.57)
Year Ended June 30, 2024	19.88	0.20	4.97	5.17	(0.19)	(0.23)	(0.42)
Year Ended June 30, 2023	17.60	0.22	2.94	3.16	(0.21)	(0.67)	(0.88)
Year Ended June 30, 2022	21.63	0.16	(1.81)	(1.65)	(0.15)	(2.23)	(2.38)
Class R2
Year Ended June 30, 2026	25.47	(0.03)(d)	3.38	3.35	— (e)	(1.43)	(1.43)
Year Ended June 30, 2025	24.11	— (e)	2.78	2.78	(0.01)	(1.41)	(1.42)
Year Ended June 30, 2024	19.48	0.06	4.85	4.91	(0.05)	(0.23)	(0.28)
Year Ended June 30, 2023	17.25	0.10	2.90	3.00	(0.10)	(0.67)	(0.77)
Year Ended June 30, 2022	21.26	0.02	(1.78)	(1.76)	(0.02)	(2.23)	(2.25)
Class R3
Year Ended June 30, 2026	25.74	0.04	3.42	3.46	(0.04)	(1.43)	(1.47)
Year Ended June 30, 2025	24.33	0.06	2.82	2.88	(0.06)	(1.41)	(1.47)
Year Ended June 30, 2024	19.65	0.11	4.90	5.01	(0.10)	(0.23)	(0.33)
Year Ended June 30, 2023	17.40	0.14	2.92	3.06	(0.14)	(0.67)	(0.81)
Year Ended June 30, 2022	21.42	0.08	(1.80)	(1.72)	(0.07)	(2.23)	(2.30)
Class R4
Year Ended June 30, 2026	25.95	0.11	3.45	3.56	(0.11)	(1.43)	(1.54)
Year Ended June 30, 2025	24.52	0.12	2.84	2.96	(0.12)	(1.41)	(1.53)
Year Ended June 30, 2024	19.80	0.16	4.95	5.11	(0.16)	(0.23)	(0.39)
Year Ended June 30, 2023	17.52	0.19	2.94	3.13	(0.18)	(0.67)	(0.85)
Year Ended June 30, 2022	21.55	0.13	(1.81)	(1.68)	(0.12)	(2.23)	(2.35)
Class R5
Year Ended June 30, 2026	26.09	0.15	3.47	3.62	(0.15)	(1.43)	(1.58)
Year Ended June 30, 2025	24.64	0.16	2.86	3.02	(0.16)	(1.41)	(1.57)
Year Ended June 30, 2024	19.89	0.20	4.97	5.17	(0.19)	(0.23)	(0.42)
Year Ended June 30, 2023	17.60	0.22	2.95	3.17	(0.21)	(0.67)	(0.88)
Year Ended June 30, 2022	21.64	0.16	(1.82)	(1.66)	(0.15)	(2.23)	(2.38)
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Large Cap Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$27.89	13.61%	$3,000,256	0.94%	0.14%	0.96%	53%
25.88	11.90	2,913,795	0.94	0.24	0.96	39
24.46	25.84	2,588,595	0.94	0.51	0.97	53
19.75	18.17	1,925,367	0.94	0.79	0.98	47
17.48	(10.04)	1,577,771	0.94	0.37	0.98	53

26.10	13.03	552,507	1.44	(0.36)(d)	1.46	53
24.39	11.37	533,614	1.44	(0.26)	1.46	39
23.18	25.17	479,929	1.44	0.02	1.47	53
18.76	17.54	398,762	1.44	0.29	1.48	47
16.65	(10.44)	351,674	1.44	(0.13)	1.48	53

28.03	13.91	4,661,903	0.69	0.39	0.70	53
26.00	12.16	5,575,707	0.69	0.49	0.71	39
24.57	26.19	5,174,279	0.69	0.76	0.72	53
19.83	18.39	3,250,488	0.69	1.03	0.73	47
17.56	(9.78)	1,863,855	0.69	0.63	0.73	53

28.11	14.09	5,335,722	0.54	0.55	0.55	53
26.07	12.34	3,137,481	0.54	0.64	0.56	39
24.63	26.35	2,919,844	0.54	0.91	0.57	53
19.88	18.57	2,149,699	0.54	1.18	0.58	47
17.60	(9.63)	1,578,191	0.54	0.76	0.57	53

27.39	13.33	297,819	1.19	(0.11)(d)	1.21	53
25.47	11.63	315,455	1.19	(0.01)	1.21	39
24.11	25.50	304,643	1.19	0.27	1.22	53
19.48	17.89	255,815	1.19	0.54	1.23	47
17.25	(10.28)	219,960	1.19	0.11	1.23	53

27.73	13.61	275,890	0.94	0.14	0.96	53
25.74	11.93	277,165	0.94	0.24	0.96	39
24.33	25.82	248,284	0.94	0.52	0.97	53
19.65	18.14	191,128	0.94	0.79	0.98	47
17.40	(10.04)	157,177	0.94	0.37	0.97	53

27.97	13.90	113,885	0.69	0.39	0.70	53
25.95	12.19	118,291	0.69	0.49	0.71	39
24.52	26.13	100,044	0.69	0.76	0.72	53
19.80	18.48	67,141	0.69	1.04	0.72	47
17.52	(9.80)	55,292	0.69	0.63	0.72	53

28.13	14.07	1,021,498	0.54	0.54	0.55	53
26.09	12.37	1,215,149	0.54	0.64	0.56	39
24.64	26.34	1,289,344	0.54	0.92	0.57	53
19.89	18.62	1,093,256	0.54	1.19	0.57	47
17.60	(9.68)	911,961	0.54	0.76	0.57	53
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	93

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Equity Fund (continued)
Class R6
Year Ended June 30, 2026	$26.17	$0.18	$3.46	$3.64	$(0.17)	$(1.43)	$(1.60)
Year Ended June 30, 2025	24.71	0.19	2.86	3.05	(0.18)	(1.41)	(1.59)
Year Ended June 30, 2024	19.95	0.22	4.98	5.20	(0.21)	(0.23)	(0.44)
Year Ended June 30, 2023	17.65	0.24	2.96	3.20	(0.23)	(0.67)	(0.90)
Year Ended June 30, 2022	21.69	0.19	(1.82)	(1.63)	(0.18)	(2.23)	(2.41)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(e)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Large Cap Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$28.21	14.15%	$18,189,713	0.44%	0.64%	0.45%	53%
26.17	12.49	18,092,080	0.44	0.74	0.46	39
24.71	26.43	16,708,451	0.44	1.02	0.47	53
19.95	18.75	13,841,409	0.44	1.28	0.47	47
17.65	(9.56)	11,891,028	0.44	0.87	0.47	53

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	95

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. GARP Equity Fund
Class A
Year Ended June 30, 2026	$88.39	$(0.11)(d)	$17.84	$17.73	$—	$(7.07)	$(7.07)
Year Ended June 30, 2025	81.19	(0.05)	11.97	11.92	—	(4.72)	(4.72)
Year Ended June 30, 2024	60.47	(0.03)(d)	21.23	21.20	(0.07)	(0.41)	(0.48)
Year Ended June 30, 2023	49.61	0.09	12.73	12.82	(0.02)	(1.94)	(1.96)
Year Ended June 30, 2022	73.40	(0.02)	(8.99)	(9.01)	—	(14.78)	(14.78)
Class C
Year Ended June 30, 2026	83.67	(0.40)(d)	16.83	16.43	—	(7.07)	(7.07)
Year Ended June 30, 2025	77.45	(0.44)	11.38	10.94	—	(4.72)	(4.72)
Year Ended June 30, 2024	57.93	(0.35)(d)	20.28	19.93	—	(0.41)	(0.41)
Year Ended June 30, 2023	47.82	(0.16)	12.21	12.05	—	(1.94)	(1.94)
Year Ended June 30, 2022	71.55	(0.35)	(8.60)	(8.95)	—	(14.78)	(14.78)
Class I
Year Ended June 30, 2026	91.35	0.06	18.45	18.51	— (f)	(7.07)	(7.07)
Year Ended June 30, 2025	83.69	0.16	12.35	12.51	(0.13)	(4.72)	(4.85)
Year Ended June 30, 2024	62.29	0.15	21.87	22.02	(0.21)	(0.41)	(0.62)
Year Ended June 30, 2023	51.05	0.23	13.10	13.33	(0.15)	(1.94)	(2.09)
Year Ended June 30, 2022	75.08	0.15	(9.28)	(9.13)	(0.12)	(14.78)	(14.90)
Class R2
Year Ended June 30, 2026	84.01	(0.25)(d)	16.92	16.67	—	(7.07)	(7.07)
Year Ended June 30, 2025	77.56	(0.25)	11.42	11.17	—	(4.72)	(4.72)
Year Ended June 30, 2024	57.87	(0.19)(d)	20.29	20.10	—	(0.41)	(0.41)
Year Ended June 30, 2023	47.65	(0.04)	12.20	12.16	—	(1.94)	(1.94)
Year Ended June 30, 2022	71.18	(0.18)	(8.57)	(8.75)	—	(14.78)	(14.78)
Class R5
Year Ended June 30, 2026	89.33	0.18	18.06	18.24	(0.20)	(7.07)	(7.27)
Year Ended June 30, 2025	81.89	0.27	12.11	12.38	(0.22)	(4.72)	(4.94)
Year Ended June 30, 2024	60.95	0.25	21.39	21.64	(0.29)	(0.41)	(0.70)
Year Ended June 30, 2023	50.02	0.31	12.80	13.11	(0.24)	(1.94)	(2.18)
Year Ended June 30, 2022	73.80	0.24	(9.05)	(8.81)	(0.19)	(14.78)	(14.97)
Class R6
Year Ended June 30, 2026	89.33	0.29	18.04	18.33	(0.28)	(7.07)	(7.35)
Year Ended June 30, 2025	81.89	0.36	12.09	12.45	(0.29)	(4.72)	(5.01)
Year Ended June 30, 2024	60.94	0.31	21.40	21.71	(0.35)	(0.41)	(0.76)
Year Ended June 30, 2023	50.02	0.36	12.80	13.16	(0.30)	(1.94)	(2.24)
Year Ended June 30, 2022	73.81	0.31	(9.04)	(8.73)	(0.28)	(14.78)	(15.06)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(e)	JPMDS voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Class A	0.08%	—	—	—	—
Class C	0.25%	—	—	—	—
Class R2	0.16%	—	—	—	—

(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Large Cap Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$99.05	20.51%	$224,454	0.76%(e)	(0.11)%(d)	0.90%	42%
88.39	14.83	213,578	0.84	(0.07)	0.90	51
81.19	35.26	169,418	0.84	(0.04)(d)	0.91	46
60.47	26.65	115,322	0.84	0.18	0.91	45
49.61	(17.46)	92,344	0.84	(0.03)	0.91	44

93.03	20.10	12,094	1.09 (e)	(0.45)(d)	1.41	42
83.67	14.27	11,478	1.34	(0.57)	1.41	51
77.45	34.58	12,253	1.34	(0.54)(d)	1.42	46
57.93	26.00	11,852	1.34	(0.32)	1.41	45
47.82	(17.87)	19,522	1.34	(0.54)	1.41	44

102.79	20.71	238,741	0.59	0.06	0.65	42
91.35	15.11	339,058	0.59	0.19	0.65	51
83.69	35.61	178,092	0.59	0.21	0.65	46
62.29	26.95	101,495	0.59	0.43	0.66	45
51.05	(17.25)	86,649	0.59	0.21	0.65	44

93.61	20.31	49,660	0.93 (e)	(0.28)(d)	1.18	42
84.01	14.55	49,843	1.09	(0.32)	1.19	51
77.56	34.91	49,552	1.09	(0.29)(d)	1.19	46
57.87	26.33	37,350	1.09	(0.07)	1.22	45
47.65	(17.66)	31,751	1.09	(0.29)	1.20	44

100.30	20.89	26,880	0.44	0.19	0.50	42
89.33	15.29	166,104	0.44	0.33	0.50	51
81.89	35.79	158,691	0.44	0.36	0.50	46
60.95	27.14	120,107	0.44	0.58	0.50	45
50.02	(17.12)	103,007	0.44	0.36	0.50	44

100.31	21.01	1,037,683	0.34	0.31	0.40	42
89.33	15.40	1,091,404	0.34	0.43	0.40	51
81.89	35.94	946,376	0.34	0.46	0.40	46
60.94	27.27	759,948	0.34	0.68	0.40	45
50.02	(17.03)	642,876	0.34	0.47	0.40	44

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	97

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Large Cap Core Plus Fund
Class A
Year Ended June 30, 2026	$20.95	$(0.03)(e)	$3.48	$3.45	$—	$(0.66)	$(0.66)
Year Ended June 30, 2025	19.89	— (g)	2.41	2.41	—	(1.35)	(1.35)
Year Ended June 30, 2024	16.89	(0.01)(e)	5.00	4.99	—	(1.99)	(1.99)
Year Ended June 30, 2023	18.03	(0.01)	3.71	3.70	—	(4.84)	(4.84)
Year Ended June 30, 2022	26.84	(0.08)	(1.95)	(2.03)	—	(6.78)	(6.78)
Class C
Year Ended June 30, 2026	15.95	(0.10)(e)	2.64	2.54	—	(0.66)	(0.66)
Year Ended June 30, 2025	15.51	(0.08)	1.87	1.79	—	(1.35)	(1.35)
Year Ended June 30, 2024	13.64	(0.08)(e)	3.94	3.86	—	(1.99)	(1.99)
Year Ended June 30, 2023	15.48	(0.07)	3.07	3.00	—	(4.84)	(4.84)
Year Ended June 30, 2022	24.01	(0.17)	(1.58)	(1.75)	—	(6.78)	(6.78)
Class I
Year Ended June 30, 2026	22.24	0.03	3.71	3.74	(0.05)	(0.66)	(0.71)
Year Ended June 30, 2025	21.01	0.05	2.55	2.60	(0.02)	(1.35)	(1.37)
Year Ended June 30, 2024	17.73	0.03	5.28	5.31	(0.04)	(1.99)	(2.03)
Year Ended June 30, 2023	18.68	0.04	3.87	3.91	(0.02)	(4.84)	(4.86)
Year Ended June 30, 2022	27.53	(0.02)	(2.05)	(2.07)	—	(6.78)	(6.78)
Class R2
Year Ended June 30, 2026	18.02	(0.10)(e)	2.98	2.88	—	(0.66)	(0.66)
Year Ended June 30, 2025	17.35	(0.08)	2.10	2.02	—	(1.35)	(1.35)
Year Ended June 30, 2024	15.03	(0.08)(e)	4.39	4.31	—	(1.99)	(1.99)
Year Ended June 30, 2023	16.59	(0.07)	3.35	3.28	—	(4.84)	(4.84)
Year Ended June 30, 2022	25.27	(0.15)	(1.75)	(1.90)	—	(6.78)	(6.78)
Class R5
Year Ended June 30, 2026	22.64	0.02	3.76	3.78	(0.03)	(0.66)	(0.69)
Year Ended June 30, 2025	21.36	0.04	2.60	2.64	(0.01)	(1.35)	(1.36)
Year Ended June 30, 2024	18.00	0.02	5.36	5.38	(0.03)	(1.99)	(2.02)
Year Ended June 30, 2023	18.91	0.04	3.92	3.96	(0.03)	(4.84)	(4.87)
Year Ended June 30, 2022	27.78	—	(2.09)	(2.09)	—	(6.78)	(6.78)
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Large Cap Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses (including dividend and interest expense for securities sold short)(c)(d)	Net investment income (loss)	Expenses without waivers and reimbursements (including dividend and interest expense for securities sold short)(d)	Portfolio turnover rate (excluding securities sold short)	Portfolio turnover rate (including securities sold short)

$23.74	16.65%	$399,034	1.58%(f)	(0.11)%(e)	1.88%	67%	97%
20.95	12.21	362,828	1.64 (h)	(0.01)	1.94	71	100
19.89	32.19	319,841	1.71 (i)	(0.08)(e)	2.01	62	109
16.89	24.17	237,165	1.79 (i)	(0.04)	2.04	66	99
18.03	(12.89)	240,209	1.85 (j)	(0.33)	2.00	59	91

17.83	16.16	111,974	2.08 (f)	(0.62)(e)	2.38	67	97
15.95	11.64	92,937	2.13 (h)	(0.51)	2.44	71	100
15.51	31.50	61,460	2.20 (i)	(0.57)(e)	2.51	62	109
13.64	23.54	31,189	2.29 (i)	(0.54)	2.54	66	99
15.48	(13.31)	28,297	2.35 (j)	(0.82)	2.51	59	91

25.27	17.00	2,066,911	1.33 (f)	0.14	1.62	67	97
22.24	12.48	2,027,630	1.39 (h)	0.24	1.69	71	100
21.01	32.52	1,480,079	1.45 (i)	0.18	1.76	62	109
17.73	24.50	837,722	1.54 (i)	0.21	1.78	66	99
18.68	(12.70)	970,509	1.60 (j)	(0.09)	1.75	59	91

20.24	16.19	4,248	2.00 (f)	(0.53)(e)	2.13	67	97
18.02	11.73	8,540	2.09 (h)	(0.46)	2.20	71	100
17.35	31.58	7,541	2.16 (i)	(0.52)(e)	2.28	62	109
15.03	23.65	5,757	2.20 (i)	(0.45)	2.30	66	99
16.59	(13.23)	4,602	2.20 (j)	(0.67)	2.26	59	91

25.73	16.91	35,420	1.37 (f)	0.09	1.47	67	97
22.64	12.46	46,122	1.44 (h)	0.19	1.54	71	100
21.36	32.43	44,798	1.51 (i)	0.13	1.61	62	109
18.00	24.48	30,667	1.55 (i)	0.20	1.64	66	99
18.91	(12.65)	27,541	1.55 (j)	(0.02)	1.60	59	91
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	99

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Large Cap Core Plus Fund (continued)
Class R6
Year Ended June 30, 2026	$22.64	$0.04	$3.77	$3.81	$(0.06)	$(0.66)	$(0.72)
Year Ended June 30, 2025	21.36	0.06	2.60	2.66	(0.03)	(1.35)	(1.38)
Year Ended June 30, 2024	17.99	0.04	5.37	5.41	(0.05)	(1.99)	(2.04)
Year Ended June 30, 2023	18.90	0.05	3.93	3.98	(0.05)	(4.84)	(4.89)
Year Ended June 30, 2022	27.75	0.02	(2.09)	(2.07)	—	(6.78)	(6.78)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)

	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net expenses (excluding dividend and interest expense for securities sold short)
Class A	0.95%	0.95%	0.95%	1.01%	1.10%
Class C	1.45	1.44	1.44	1.51	1.60
Class I	0.70	0.70	0.69	0.76	0.85
Class R2	1.39	1.40	1.40	1.42	1.45
Class R5	0.75	0.75	0.75	0.77	0.80
Class R6	0.65	0.64	0.64	0.67	0.70
Expenses without waivers and reimbursements (excluding dividend and interest expense for securities sold short)
Class A	1.25	1.25	1.25	1.26	1.25
Class C	1.75	1.75	1.75	1.76	1.76
Class I	0.99	1.00	1.00	1.00	1.00
Class R2	1.52	1.51	1.52	1.52	1.51
Class R5	0.85	0.85	0.85	0.86	0.85
Class R6	0.75	0.74	0.74	0.75	0.75

(e)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.

(f)	Interest expense on securities sold short is 0.12%.

(g)	Amount rounds to less than $0.005.

(h)	Interest expense on securities sold short is 0.13%.

(i)	Interest expense on securities sold short is 0.14%.

(j)	Interest expense on securities sold short is 0.62%.
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Large Cap Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses (including dividend and interest expense for securities sold short)(c)(d)	Net investment income (loss)	Expenses without waivers and reimbursements (including dividend and interest expense for securities sold short)(d)	Portfolio turnover rate (excluding securities sold short)	Portfolio turnover rate (including securities sold short)

$25.73	17.02%	$1,086,211	1.28%(f)	0.18%	1.38%	67%	97%
22.64	12.56	800,177	1.33 (h)	0.30	1.43	71	100
21.36	32.61	474,521	1.40 (i)	0.23	1.50	62	109
17.99	24.60	285,919	1.45 (i)	0.30	1.53	66	99
18.90	(12.58)	365,912	1.45 (j)	0.07	1.50	59	91

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	101

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Research Enhanced Equity Fund
Class A
Year Ended June 30, 2026	$45.03	$0.27	$7.99	$8.26	$(0.27)	$(2.24)	$(2.51)
Year Ended June 30, 2025	42.22	0.32	5.05	5.37	(0.33)	(2.23)	(2.56)
Year Ended June 30, 2024	33.84	0.31	8.44	8.75	(0.32)	(0.05)	(0.37)
Year Ended June 30, 2023	28.88	0.31	5.41	5.72	(0.31)	(0.45)	(0.76)
Year Ended June 30, 2022	36.46	0.27	(3.20)	(2.93)	(0.25)	(4.40)	(4.65)
Class I
Year Ended June 30, 2026	45.70	0.40	8.11	8.51	(0.39)	(2.24)	(2.63)
Year Ended June 30, 2025	42.81	0.44	5.10	5.54	(0.42)	(2.23)	(2.65)
Year Ended June 30, 2024	34.30	0.41	8.57	8.98	(0.42)	(0.05)	(0.47)
Year Ended June 30, 2023	29.26	0.39	5.49	5.88	(0.39)	(0.45)	(0.84)
Year Ended June 30, 2022	36.89	0.36	(3.26)	(2.90)	(0.33)	(4.40)	(4.73)
Class R6
Year Ended June 30, 2026	45.62	0.44	8.11	8.55	(0.44)	(2.24)	(2.68)
Year Ended June 30, 2025	42.73	0.48	5.10	5.58	(0.46)	(2.23)	(2.69)
Year Ended June 30, 2024	34.24	0.45	8.54	8.99	(0.45)	(0.05)	(0.50)
Year Ended June 30, 2023	29.21	0.42	5.48	5.90	(0.42)	(0.45)	(0.87)
Year Ended June 30, 2022	36.84	0.40	(3.26)	(2.86)	(0.37)	(4.40)	(4.77)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Large Cap Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$50.78	18.76%	$713,494	0.60%	0.56%	0.84%	28%
45.03	12.87	573,535	0.60	0.75	0.84	28
42.22	26.01	189,141	0.60	0.86	0.84	39
33.84	20.18	174,430	0.60	1.02	0.84	32
28.88	(10.33)	145,624	0.60	0.77	0.84	30

51.58	19.06	1,742,540	0.35	0.81	0.59	28
45.70	13.12	1,284,221	0.35	1.00	0.58	28
42.81	26.35	854,011	0.35	1.11	0.59	39
34.30	20.48	711,186	0.35	1.27	0.58	32
29.26	(10.13)	611,102	0.35	1.02	0.59	30

51.49	19.19	9,448,741	0.25	0.91	0.33	28
45.62	13.25	9,174,782	0.25	1.09	0.33	28
42.73	26.46	8,328,482	0.25	1.21	0.34	39
34.24	20.61	6,675,403	0.25	1.37	0.33	32
29.21	(10.05)	5,994,312	0.25	1.15	0.34	30

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	103

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Sustainable Leaders Fund
Class A
Year Ended June 30, 2026	$79.94	$0.37	$11.64	$12.01	$(0.36)	$(7.45)	$(7.81)
Year Ended June 30, 2025	72.21	0.40	7.75	8.15	(0.42)	—	(0.42)
Year Ended June 30, 2024	57.02	0.43	15.24	15.67	(0.48)	—	(0.48)
Year Ended June 30, 2023	48.80	0.41	8.30	8.71	(0.49)	—	(0.49)
Year Ended June 30, 2022	59.20	0.39	(8.35)	(7.96)	(0.23)	(2.21)	(2.44)
Class C
Year Ended June 30, 2026	78.10	(0.04)(d)	11.36	11.32	—	(7.45)	(7.45)
Year Ended June 30, 2025	70.53	0.03	7.55	7.58	(0.01)	—	(0.01)
Year Ended June 30, 2024	55.67	0.12	14.89	15.01	(0.15)	—	(0.15)
Year Ended June 30, 2023	47.61	0.15	8.10	8.25	(0.19)	—	(0.19)
Year Ended June 30, 2022	57.87	0.09	(8.14)	(8.05)	—	(2.21)	(2.21)
Class I
Year Ended June 30, 2026	80.79	0.57	11.78	12.35	(0.50)	(7.45)	(7.95)
Year Ended June 30, 2025	72.95	0.60	7.82	8.42	(0.58)	—	(0.58)
Year Ended June 30, 2024	57.58	0.59	15.39	15.98	(0.61)	—	(0.61)
Year Ended June 30, 2023	49.27	0.54	8.38	8.92	(0.61)	—	(0.61)
Year Ended June 30, 2022	59.71	0.54	(8.43)	(7.89)	(0.34)	(2.21)	(2.55)
Class R6
Year Ended June 30, 2026	80.78	0.62	11.77	12.39	(0.54)	(7.45)	(7.99)
Year Ended June 30, 2025	72.93	0.63	7.84	8.47	(0.62)	—	(0.62)
Year Ended June 30, 2024	57.57	0.63	15.37	16.00	(0.64)	—	(0.64)
Year Ended June 30, 2023	49.27	0.57	8.37	8.94	(0.64)	—	(0.64)
Year Ended June 30, 2022	59.69	0.57	(8.42)	(7.85)	(0.36)	(2.21)	(2.57)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Large Cap Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$84.14	15.55%	$127,577	0.64%	0.45%	0.96%	50%
79.94	11.30	91,240	0.64	0.53	0.97	71
72.21	27.64	58,599	0.64	0.70	0.99	25
57.02	18.00	44,882	0.64	0.79	1.00	39
48.80	(14.36)	37,387	0.64	0.67	1.03	39

81.97	14.98	4,710	1.14	(0.05)(d)	1.48	50
78.10	10.75	4,469	1.14	0.03	1.48	71
70.53	27.01	4,838	1.14	0.19	1.49	25
55.67	17.38	4,317	1.14	0.29	1.50	39
47.61	(14.77)	4,668	1.14	0.16	1.55	39

85.19	15.84	111,051	0.39	0.70	0.71	50
80.79	11.58	102,634	0.39	0.78	0.72	71
72.95	27.95	85,970	0.39	0.95	0.74	25
57.58	18.29	74,249	0.39	1.03	0.74	39
49.27	(14.15)	98,142	0.39	0.92	0.77	39

85.18	15.90	75,411	0.34	0.74	0.46	50
80.78	11.65	72,764	0.34	0.83	0.47	71
72.93	28.00	68,064	0.34	1.00	0.49	25
57.57	18.35	52,553	0.34	1.09	0.49	39
49.27	(14.09)	45,209	0.34	0.97	0.52	39

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	105

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Value Fund
Class A
Year Ended June 30, 2026	$80.87	$0.86	$16.33	$17.19	$(0.91)	$(3.41)	$(4.32)
Year Ended June 30, 2025	74.67	0.89	7.43	8.32	(0.95)	(1.17)	(2.12)
Year Ended June 30, 2024	66.58	0.90	8.16	9.06	(0.97)	—	(0.97)
Year Ended June 30, 2023	60.21	0.90	6.53	7.43	(0.90)	(0.16)	(1.06)
Year Ended June 30, 2022	64.61	0.74	(3.22)	(2.48)	(0.71)	(1.21)	(1.92)
Class C
Year Ended June 30, 2026	70.71	0.38	14.19	14.57	(0.58)	(3.41)	(3.99)
Year Ended June 30, 2025	65.56	0.43	6.53	6.96	(0.64)	(1.17)	(1.81)
Year Ended June 30, 2024	58.61	0.49	7.15	7.64	(0.69)	—	(0.69)
Year Ended June 30, 2023	53.16	0.51	5.76	6.27	(0.66)	(0.16)	(0.82)
Year Ended June 30, 2022	57.32	0.38	(2.84)	(2.46)	(0.49)	(1.21)	(1.70)
Class I
Year Ended June 30, 2026	86.38	1.15	17.47	18.62	(1.10)	(3.41)	(4.51)
Year Ended June 30, 2025	79.59	1.16	7.93	9.09	(1.13)	(1.17)	(2.30)
Year Ended June 30, 2024	70.89	1.15	8.68	9.83	(1.13)	—	(1.13)
Year Ended June 30, 2023	64.02	1.13	6.94	8.07	(1.04)	(0.16)	(1.20)
Year Ended June 30, 2022	68.55	0.97	(3.43)	(2.46)	(0.86)	(1.21)	(2.07)
Class R2
Year Ended June 30, 2026	81.01	0.65	16.34	16.99	(0.68)	(3.41)	(4.09)
Year Ended June 30, 2025	74.78	0.69	7.45	8.14	(0.74)	(1.17)	(1.91)
Year Ended June 30, 2024	66.68	0.73	8.16	8.89	(0.79)	—	(0.79)
Year Ended June 30, 2023	60.30	0.74	6.53	7.27	(0.73)	(0.16)	(0.89)
Year Ended June 30, 2022	64.73	0.59	(3.24)	(2.65)	(0.57)	(1.21)	(1.78)
Class R3
Year Ended June 30, 2026	86.12	0.92	17.41	18.33	(0.87)	(3.41)	(4.28)
Year Ended June 30, 2025	79.38	0.94	7.91	8.85	(0.94)	(1.17)	(2.11)
Year Ended June 30, 2024	70.69	0.96	8.66	9.62	(0.93)	—	(0.93)
Year Ended June 30, 2023	63.83	0.93	6.95	7.88	(0.86)	(0.16)	(1.02)
Year Ended June 30, 2022	68.41	0.80	(3.44)	(2.64)	(0.73)	(1.21)	(1.94)
Class R4
Year Ended June 30, 2026	86.39	1.16	17.46	18.62	(1.11)	(3.41)	(4.52)
Year Ended June 30, 2025	79.60	1.19	7.90	9.09	(1.13)	(1.17)	(2.30)
Year Ended June 30, 2024	70.87	1.15	8.68	9.83	(1.10)	—	(1.10)
Year Ended June 30, 2023	64.04	1.22	6.85	8.07	(1.08)	(0.16)	(1.24)
Year Ended June 30, 2022	68.60	0.94	(3.41)	(2.47)	(0.88)	(1.21)	(2.09)
Class R5
Year Ended June 30, 2026	87.12	1.41	17.51	18.92	(1.24)	(3.41)	(4.65)
Year Ended June 30, 2025	80.25	1.31	7.99	9.30	(1.26)	(1.17)	(2.43)
Year Ended June 30, 2024	71.45	1.27	8.75	10.02	(1.22)	—	(1.22)
Year Ended June 30, 2023	64.52	1.25	6.98	8.23	(1.14)	(0.16)	(1.30)
Year Ended June 30, 2022	69.09	1.12	(3.51)	(2.39)	(0.97)	(1.21)	(2.18)
Class R6
Year Ended June 30, 2026	87.16	1.40	17.62	19.02	(1.33)	(3.41)	(4.74)
Year Ended June 30, 2025	80.28	1.38	8.01	9.39	(1.34)	(1.17)	(2.51)
Year Ended June 30, 2024	71.49	1.34	8.76	10.10	(1.31)	—	(1.31)
Year Ended June 30, 2023	64.55	1.33	6.98	8.31	(1.21)	(0.16)	(1.37)
Year Ended June 30, 2022	69.10	1.16	(3.47)	(2.31)	(1.03)	(1.21)	(2.24)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Large Cap Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$93.74	21.88%	$1,700,287	0.94%	1.01%	1.00%	33%
80.87	11.19	1,475,038	0.94	1.12	1.00	22
74.67	13.71	1,258,586	0.94	1.30	1.01	18
66.58	12.43	1,045,975	0.94	1.40	1.01	12
60.21	(4.04)	723,238	0.94	1.13	1.03	22

81.29	21.25	120,181	1.44	0.50	1.50	33
70.71	10.66	116,915	1.44	0.62	1.49	22
65.56	13.14	113,163	1.44	0.80	1.50	18
58.61	11.86	107,219	1.44	0.90	1.50	12
53.16	(4.52)	71,714	1.44	0.66	1.52	22

100.49	22.18	2,742,398	0.69	1.25	0.74	33
86.38	11.48	2,773,567	0.69	1.37	0.74	22
79.59	13.98	2,436,511	0.69	1.55	0.75	18
70.89	12.71	2,205,435	0.69	1.66	0.75	12
64.02	(3.80)	1,440,632	0.69	1.40	0.76	22

93.91	21.56	6,955	1.19	0.75	1.25	33
81.01	10.93	6,751	1.19	0.87	1.24	22
74.78	13.42	6,195	1.19	1.05	1.25	18
66.68	12.14	5,380	1.19	1.15	1.25	12
60.30	(4.29)	3,563	1.19	0.89	1.26	22

100.17	21.87	12,263	0.94	1.01	0.99	33
86.12	11.20	13,543	0.94	1.12	0.99	22
79.38	13.72	8,937	0.94	1.30	1.01	18
70.69	12.43	8,122	0.94	1.36	1.00	12
63.83	(4.06)	8,698	0.94	1.14	1.01	22

100.49	22.18	6,131	0.69	1.26	0.74	33
86.39	11.48	3,616	0.69	1.41	0.74	22
79.60	13.99	2,834	0.69	1.58	0.76	18
70.87	12.71	4,583	0.69	1.77	0.76	12
64.04	(3.81)	253	0.69	1.34	0.78	22

101.39	22.36	82,868	0.54	1.47	0.59	33
87.12	11.65	14,215	0.54	1.53	0.59	22
80.25	14.16	9,619	0.54	1.71	0.60	18
71.45	12.88	8,761	0.54	1.82	0.60	12
64.52	(3.67)	4,409	0.54	1.60	0.61	22

101.44	22.48	2,266,433	0.44	1.51	0.49	33
87.16	11.77	1,993,376	0.44	1.62	0.49	22
80.28	14.27	1,862,143	0.44	1.79	0.50	18
71.49	13.00	1,319,430	0.44	1.92	0.50	12
64.55	(3.56)	561,821	0.44	1.66	0.51	22

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	107

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 11 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Equity Income Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Equity Index Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified(1)
JPMorgan Equity Premium Income Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan Large Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Non-Diversified
JPMorgan Large Cap Value Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan U.S. Equity Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. GARP Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Non-Diversified
JPMorgan U.S. Large Cap Core Plus Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. Research Enhanced Equity Fund	Class A, Class I and Class R6	JPM I	Non-Diversified(2)
JPMorgan U.S. Sustainable Leaders Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan U.S. Value Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified

(1)
The Fund is classified as "diversified" under the 1940 Act. However, the Fund may operate as a "non-diversified" fund, as defined by the 1940
Act, to the approximate extent the S&P 500 Index is non-diversified. The Fund may, therefore, operate as non-diversified solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500 Index. A non-diversified fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would.

(2)	Prior to June 8, 2026, the Fund operated as a diversified company.
Effective March 1, 2026, Class A and Class C Shares of U.S. GARP Equity Fund were publicly offered on a limited basis. Investors are not eligible to purchase Class A Shares and Class C Shares of U.S. GARP Equity Fund unless they meet certain requirements as described in the Funds' prospectus.
The investment objective of JPMorgan Equity Income Fund (“Equity Income Fund”) is to seek capital appreciation and current income.
The investment objective of JPMorgan Equity Index Fund ("Equity Index Fund") is to seek investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index.
The investment objective of JPMorgan Equity Premium Income Fund (“Equity Premium Income Fund”) is to seek current income while maintaining prospects for capital appreciation.
The investment objective of JPMorgan Large Cap Growth Fund ("Large Cap Growth Fund") is to seek long-term capital appreciation.
The investment objective of JPMorgan Large Cap Value Fund (“Large Cap Value Fund”) is to seek capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities.
The investment objective of JPMorgan U.S. Equity Fund (“U.S. Equity Fund”) and JPMorgan U.S. Large Cap Core Plus Fund ("U.S. Large Cap Core Plus Fund") is to seek to provide high total return from a portfolio of selected equity securities.
The investment objective of JPMorgan U.S. GARP Equity Fund (“U.S. GARP Equity Fund”) is to seek to provide long-term capital growth.
The investment objective of JPMorgan U.S. Research Enhanced Equity Fund (“U.S. Research Enhanced Equity Fund”) is to seek to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor’s 500 Composite Stock Price Index.
The investment objective of JPMorgan U.S. Sustainable Leaders Fund (“U.S. Sustainable Leaders Fund”) is to seek to provide long-term capital appreciation.
The investment objective of JPMorgan U.S. Value Fund (“U.S. Value Fund”) is to seek to provide capital growth over the long-term and to earn income from dividends.

108	J.P. Morgan Large Cap Funds	June 30, 2026

Class L Shares of U.S. Equity Fund and Class A Shares of U.S. Research Enhanced Equity Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds unless they meet certain requirements as described in the Funds’ prospectus.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Effective March 1, 2025, no sales charge was imposed on purchases of Class A Share of U.S. GARP Equity Fund and no CDSC was imposed on redemptions of Class A Shares and Class C Shares of U.S. GARP Equity Fund. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

June 30, 2026	J.P. Morgan Large Cap Funds	109

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Equity Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$43,495,878	$—	$—	$43,495,878

(a)	Please refer to the SOI for specifics of portfolio holdings.

Equity Index Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$13,827,145	$—	$—	$13,827,145
Rights	—	—	1	1
Short-Term Investments
Investment Companies	79,959	—	—	79,959
Investment of Cash Collateral from Securities Loaned	19,420	—	—	19,420
Total Short-Term Investments	99,379	—	—	99,379
Total Investments in Securities	$13,926,524	$—	$1	$13,926,525
Appreciation in Other Financial Instruments
Futures Contracts	$665	$—	$—	$665

Equity Premium Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$4,338,041	$—	$—	$4,338,041
Equity Linked Notes	—	706,543	—	706,543
Short-Term Investments
Investment Companies	45,565	—	—	45,565
Investment of Cash Collateral from Securities Loaned	5,842	—	—	5,842
Total Short-Term Investments	51,407	—	—	51,407
Total Investments in Securities	$4,389,448	$706,543	$—	$5,095,991

110	J.P. Morgan Large Cap Funds	June 30, 2026

Large Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$121,853,641	$—	$—	$121,853,641

(a)	Please refer to the SOI for specifics of portfolio holdings.

Large Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,182,043	$—	$—	$5,182,043

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$33,011,063	$—	$—	$33,011,063
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(283)	$—	$—	$(283)

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. GARP Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,448,288	$—	$—	$1,448,288
Appreciation in Other Financial Instruments
Futures Contracts (a)	$939	$—	$—	$939

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Large Cap Core Plus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,489,533	$—	$—	$4,489,533
Total Liabilities in Securities Sold Short (a)	$(781,894)	$—	$—	$(781,894)

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Research Enhanced Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$11,792,742	$—	$—	$11,792,742

June 30, 2026	J.P. Morgan Large Cap Funds	111

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
U.S. Research Enhanced Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts (a)	$2,560	$—	$—	$2,560

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Sustainable Leaders Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$318,692	$—	$—	$318,692
Appreciation in Other Financial Instruments
Futures Contracts (a)	$70	$—	$—	$70

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,929,888	$—	$—	$6,929,888

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of June 30, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund, the Class IM Shares of the JPMorgan Prime Money Market Fund, and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

112	J.P. Morgan Large Cap Funds	June 30, 2026

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of June 30, 2026.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Equity Income Fund	$15,966	$(15,778)	$188
Equity Index Fund	19,090	(19,090)	—
Equity Premium Income Fund	5,720	(5,720)	—
Large Cap Growth Fund	219,586	(216,483)	3,103
Large Cap Value Fund	38,041	(38,041)	—
U.S. Equity Fund	150,997	(148,162)	2,835
U.S. Value Fund	7,797	(7,689)	108

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
U.S. GARP Equity Fund did not have any securities out on loan at June 30, 2026. U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund and U.S. Sustainable Leaders Fund did not lend out any securities during the year ended June 30, 2026.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Equity Income Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$76,341	$7,872,613	$7,685,645	$13	$(15)	$263,307	263,307	$7,568	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	151,376	135,598	—	—	15,778	15,778	87 (c)	—
Total	$76,341	$8,023,989	$7,821,243	$13	$(15)	$279,085		$7,655	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

June 30, 2026	J.P. Morgan Large Cap Funds	113

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
Equity Index Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$174,507	$11,051	$19,622	$6,464	$15,747	$188,147	575	$3,511	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c)	—	279,253	259,833	—	—	19,420	19,420	705 (d)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (b) (c)	—	86,591	6,632	—	—	79,959	79,959	117	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.50% (b) (c)	29,487	731,374	760,861	—	—	—	—	1,529	—
Total	$203,994	$1,108,269	$1,046,948	$6,464	$15,747	$287,526		$5,862	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
(d)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Equity Premium Income Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$9,909	$2,512,616	$2,476,951	$(9)	$—	$45,565	45,565	$939	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	127,242	121,400	—	—	5,842	5,842	65 (c)	—
Total	$9,909	$2,639,858	$2,598,351	$(9)	$—	$51,407		$1,004	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Large Cap Growth Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$588,926	$31,937,374	$31,260,699	$(890)	$(49)	$1,264,662	1,264,662	$116,135	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	10,377	2,160,523	1,954,417	—	—	216,483	216,483	5,388 (c)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	—	2,830,625	2,830,625	—	—	—	—	2,156	—
Total	$599,303	$36,928,522	$36,045,741	$(890)	$(49)	$1,481,145		$123,679	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

114	J.P. Morgan Large Cap Funds	June 30, 2026

(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Large Cap Value Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$28,240	$3,179,350	$3,176,872	$(34)	$(3)	$30,681	30,681	$2,946	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	19,800	559,973	540,450	—	—	39,323	39,323	862 (c)	—
Total	$48,040	$3,739,323	$3,717,322	$(34)	$(3)	$70,004		$3,808	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Equity Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$247,623	$11,170,633	$11,337,003	$10	$(15)	$81,248	81,248	$7,352	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	295,707	147,545	—	—	148,162	148,162	285 (c)	—
Total	$247,623	$11,466,340	$11,484,548	$10	$(15)	$229,410		$7,637	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. GARP Equity Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$10,767	$847,353	$754,285	$(21)	$(5)	$103,809	103,809	$776	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	18,933	18,933	—	—	—	—	7 (c)	—
Total	$10,767	$866,286	$773,218	$(21)	$(5)	$103,809		$783	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

June 30, 2026	J.P. Morgan Large Cap Funds	115

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
U.S. Large Cap Core Plus Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$104,257	$942,518	$1,000,306	$1	$(3)	$46,467	46,467	$1,751	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.

U.S. Research Enhanced Equity Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$49,275	$2,198,673	$1,894,241	$(53)	$(33)	$353,621	353,621	$5,281	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.

U.S. Sustainable Leaders Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$3,096	$105,268	$102,782	$1	$(1)	$5,582	5,582	$202	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.

U.S. Value Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$184,750	$750,081	$865,944	$(3)	$(2)	$68,882	68,882	$2,451	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	23,649	247,927	263,887	—	—	7,689	7,689	352 (c)	—
Total	$208,399	$998,008	$1,129,831	$(3)	$(2)	$76,571		$2,803	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.

116	J.P. Morgan Large Cap Funds	June 30, 2026

(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Futures Contracts— Equity Index Fund, U.S. Equity Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund and U.S. Sustainable Leaders Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Funds' futures contracts activity during the year ended June 30, 2026:
	Equity Index Fund	U.S. Equity Fund
Futures Contracts:
Average Notional Balance Long	$66,523	$48,546
Ending Notional Balance Long	66,414	347,162

	U.S. GARP Equity Fund	U.S. Large Cap Core Plus Fund	U.S. Research Enhanced Equity Fund	U.S. Sustainable Leaders Fund
Futures Contracts:
Average Notional Balance Long	$45,650	$3,854	$150,848	$3,599
Ending Notional Balance Long	250,398	—	469,046	4,906

June 30, 2026	J.P. Morgan Large Cap Funds	117

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
G. Equity-Linked Notes— Equity Premium Income Fund invested in Equity-Linked Notes (“ELNs”). These are hybrid instruments which combine both debt and equity characteristics into a single note form. ELNs' values are linked to the performance of an underlying index. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs are valued daily, under procedures adopted by the Board, based on values provided by an approved pricing source. These notes have a coupon which is accrued and recorded as interest income on the Statements of Operations. Changes in the market value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statements of Operations. The Fund realizes a gain or loss when an ELN is sold or matures, which is recorded as Net realized gain (loss) on transactions from investments in non-affiliates on the Statements of Operations.
As of June 30, 2026, Equity Premium Income Fund had outstanding ELNs as listed on its SOI.
H. Short Sales— U.S. Large Cap Core Plus Fund engaged in short sales as part of its normal investment activities. In a short sale, the Fund sells securities it does not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Fund borrows securities from a broker. To close out a short position, the Fund delivers the same securities to the broker.
The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the broker is recorded as Deposits at broker for securities sold short, while cash collateral deposited at the Fund's custodian for the benefit of the broker is recorded as Restricted cash for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOIs. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net amounts of income or fees are included as interest income or interest expense on securities sold short on the Statements of Operations.
The Fund is obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short. The Fund is obligated to pay the broker interest accrued on short positions while the position is outstanding. Interest expense on short positions is reported as Interest expense to non-affiliates on securities sold short on the Statements of Operations. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
The Fund will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will record a realized gain if the price of the borrowed security declines between those dates.
As of June 30, 2026, U.S. Large Cap Core Plus Fund had outstanding short sales as listed on its SOI.
I. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income and dividend expense on securities sold short, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
J. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

118	J.P. Morgan Large Cap Funds	June 30, 2026

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended June 30, 2026, are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Equity Income Fund
Transfer agency fees	$184	$25	$76	n/a	$8	$5	$3	$10	$441	$752
Equity Index Fund
Transfer agency fees	195	5	18	n/a	n/a	n/a	n/a	n/a	59	277
Equity Premium Income Fund
Transfer agency fees	19	16	27	n/a	n/a	n/a	n/a	— (a)	16	78
Large Cap Growth Fund
Transfer agency fees	458	35	228	n/a	36	21	9	15	962	1,764
Large Cap Value Fund
Transfer agency fees	49	4	12	n/a	3	1	— (a)	2	38	109
U.S. Equity Fund
Transfer agency fees	125	17	22	$33	8	7	2	11	221	446
U.S. GARP Equity Fund
Transfer agency fees	14	1	6	n/a	19	n/a	n/a	2	10	52
U.S. Large Cap Core Plus Fund
Transfer agency fees	19	4	26	n/a	2	n/a	n/a	1	9	61
U.S. Research Enhanced Equity Fund
Transfer agency fees	21	n/a	43	n/a	n/a	n/a	n/a	n/a	80	144
U.S. Sustainable Leaders Fund
Transfer agency fees	6	1	3	n/a	n/a	n/a	n/a	n/a	2	12
U.S. Value Fund
Transfer agency fees	154	9	29	n/a	1	1	— (a)	— (a)	50	244

(a)	Amount rounds to less than one thousand.
K. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
For the year ended June 30, 2026, the Funds did not pay any significant foreign, federal or state and local income taxes.
L. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least quarterly, except for Large Cap Growth Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund and U.S. Sustainable Leaders Fund, for which distributions are generally declared and paid at least annually, Equity Income Fund, for which distributions are generally declared and paid at least monthly, and Equity Premium Income Fund, for which distributions are generally declared daily and paid at least monthly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

June 30, 2026	J.P. Morgan Large Cap Funds	119

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Equity Income Fund	$420,179	$5,863	$(426,042)
Large Cap Growth Fund	880,948	—	(880,948)
Large Cap Value Fund	90,999	—	(90,999)
U.S. Equity Fund	235,654	—	(235,654)
U.S. GARP Equity Fund	45,655	—	(45,655)
U.S. Large Cap Core Plus Fund	—	130	(130)
U.S. Research Enhanced Equity Fund	87,059	—	(87,059)
U.S. Sustainable Leaders Fund	— (a)	—	— (a)
U.S. Value Fund	—	33	(33)

(a)	Amount rounds to less than one thousand.
The reclassifications for the Funds relate primarily to redemption in-kind, tax adjustments on certain investments and tax equalization.
M. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
N. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Funds' net assets or results of operations.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Equity Income Fund	0.40%
Equity Index Fund	0.04
Equity Premium Income Fund	0.25
Large Cap Growth Fund	0.45
Large Cap Value Fund	0.40
U.S. Equity Fund	0.40
U.S. GARP Equity Fund	0.30
U.S. Large Cap Core Plus Fund	0.65
U.S. Research Enhanced Equity Fund	0.25
U.S. Sustainable Leaders Fund	0.30
U.S. Value Fund	0.40
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

120	J.P. Morgan Large Cap Funds	June 30, 2026

B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended June 30, 2026, the effective rate for Equity Income Fund, Equity Index Fund, Equity Premium Income Fund, Large Cap Growth Fund, Large Cap Value Fund, U.S. Equity Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund, U.S. Sustainable Leaders Fund and U.S. Value Fund was 0.036%, 0.071%, 0.075%, 0.019%, 0.075%, 0.043%, 0.075%, 0.075%, 0.072%,0.075% and 0.075%, respectively, of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Equity Income Fund	0.25%	0.75%	0.50%	0.25%
Equity Index Fund	0.25	0.75	n/a	n/a
Equity Premium Income Fund	0.25	0.75	n/a	n/a
Large Cap Growth Fund	0.25	0.75	0.50	0.25
Large Cap Value Fund	0.25	0.75	0.50	0.25
U.S. Equity Fund	0.25	0.75	0.50	0.25
U.S. GARP Equity Fund	0.25	0.75	0.50	n/a
U.S. Large Cap Core Plus Fund	0.25	0.75	0.50	n/a
U.S. Research Enhanced Equity Fund	0.25	n/a	n/a	n/a
U.S. Sustainable Leaders Fund	0.25	0.75	n/a	n/a
U.S. Value Fund	0.25	0.75	0.50	0.25
Effective March 1, 2026, distribution fees on U.S. GARP Equity Fund's Class A, Class C and Class R2 Shares are voluntarily waived by the Distributor. JPMD waived distribution fees as outlined in Note 3.F.
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2026, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Equity Income Fund	$153	$— (a)
Equity Index Fund	80	— (a)
Equity Premium Income Fund	251	— (a)
Large Cap Growth Fund	689	— (a)
Large Cap Value Fund	24	—
U.S. Equity Fund	198	2
U.S. GARP Equity Fund	11	—
U.S. Large Cap Core Plus Fund	43	4
U.S. Research Enhanced Equity Fund	— (a)	—
U.S. Sustainable Leaders Fund	3	—
U.S. Value Fund	97	— (a)

(a)	Amount rounds to less than one thousand.

June 30, 2026	J.P. Morgan Large Cap Funds	121

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Equity Income Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Equity Index Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
Equity Premium Income Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Large Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Large Cap Value Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
U.S. Equity Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
U.S. GARP Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
U.S. Large Cap Core Plus Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
U.S. Research Enhanced Equity Fund	0.25	n/a	0.25	n/a	n/a	n/a	n/a	n/a
U.S. Sustainable Leaders Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
U.S. Value Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Equity Index Fund	0.45%	n/a	0.20%	n/a	n/a	n/a	n/a	0.05%
Equity Premium Income Fund	0.85	1.35%	0.60	n/a	n/a	n/a	0.45%	0.35
Large Cap Growth Fund	0.94	1.44	0.69	1.19%	0.94%	0.69%	0.54	0.44
Large Cap Value Fund	0.93	1.44	0.69	1.19	0.94	0.69	0.54	0.44
U.S. Equity Fund	0.94	1.44	0.69	1.19	0.94	0.69	0.54	0.44
U.S. GARP Equity Fund	0.84	1.34	0.59	1.09	n/a	n/a	0.44	0.34
U.S. Large Cap Core Plus Fund	0.95	1.45	0.70	1.40	n/a	n/a	0.75	0.65
U.S. Research Enhanced Equity Fund	0.60	n/a	0.35	n/a	n/a	n/a	n/a	0.25
U.S. Sustainable Leaders Fund	0.64	1.14	0.39	n/a	n/a	n/a	n/a	0.34
U.S. Value Fund	0.94	1.44	0.69	1.19	0.94	0.69	0.54	0.44

122	J.P. Morgan Large Cap Funds	June 30, 2026

The expense limitation agreements were in effect for the year ended June 30, 2026 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2026.
For the year ended June 30, 2026, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers					Voluntary Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements	12b-1
Equity Income Fund	$1	$—	$—	$1	$—	$—
Equity Index Fund	5,069	3,985	2,738	11,792	59	—
Equity Premium Income Fund	3	2	5	10	7	—
Large Cap Growth Fund	27,913	18,605	489	47,007	434	—
Large Cap Value Fund	1,546	1,030	99	2,675	31	—
U.S. Equity Fund	2,553	1,703	192	4,448	221	—
U.S. GARP Equity Fund	670	426	33	1,129	4	299
U.S. Large Cap Core Plus Fund	2,008	1,338	5,052	8,398	—	—
U.S. Research Enhanced Equity Fund	5,717	3,805	3,205	12,727	—	—
U.S. Sustainable Leaders Fund	202	134	449	785	—	—
U.S. Value Fund	1,896	1,266	185	3,347	46	—
Additionally, the Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the applicable Fund’s investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these Affiliated Money Market Funds for the year ended June 30, 2026 were as follows:

Equity Income Fund	$208
Equity Index Fund	85
Equity Premium Income Fund	30
Large Cap Growth Fund	3,260
Large Cap Value Fund	86
U.S. Equity Fund	213
U.S. GARP Equity Fund	18
U.S. Large Cap Core Plus Fund	53
U.S. Research Enhanced Equity Fund	128
U.S. Sustainable Leaders Fund	5
U.S. Value Fund	76
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Boards' independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended June 30, 2026, Large Cap Growth Fund, U.S. Equity Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund and U.S. Research Enhanced Equity Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

June 30, 2026	J.P. Morgan Large Cap Funds	123

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
The below Funds used related party broker-dealers during the year ended June 30, 2026, and incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows:
Brokerage Commissions
Equity Premium Income Fund	$44
U.S. GARP Equity Fund	46
U.S. Large Cap Core Plus Fund	7
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended June 30, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Securities Sold Short	Covers on Securities Sold Short
Equity Income Fund	$16,621,428	$24,994,902	$—	$—
Equity Index Fund	1,165,515	1,122,274	—	—
Equity Premium Income Fund	10,842,767	12,070,686	—	—
Large Cap Growth Fund	83,749,353	93,544,972	—	—
Large Cap Value Fund	11,607,300	12,499,126	—	—
U.S. Equity Fund	18,026,789	21,593,522	—	—
U.S. GARP Equity Fund	790,322	1,668,556	—	—
U.S. Large Cap Core Plus Fund	2,811,884	2,953,866	1,254,268	1,273,036
U.S. Research Enhanced Equity Fund	3,142,487	4,343,120	—	—
U.S. Sustainable Leaders Fund	151,959	147,511	—	—
U.S. Value Fund	2,131,585	2,721,386	—	—
During the year ended June 30, 2026, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Equity Income Fund	$26,642,387	$17,155,286	$301,795	$16,853,491
Equity Index Fund	4,321,169	9,722,205	116,184	9,606,021
Equity Premium Income Fund	4,052,762	1,181,829	138,600	1,043,229
Large Cap Growth Fund	72,284,468	49,848,856	279,683	49,569,173
Large Cap Value Fund	4,622,015	679,907	119,879	560,028
U.S. Equity Fund	17,549,009	16,047,091	585,320	15,461,771
U.S. GARP Equity Fund	700,110	768,178	19,061	749,117
U.S. Large Cap Core Plus Fund *	1,866,276	1,934,241	92,878	1,841,363
U.S. Research Enhanced Equity Fund	5,972,805	6,018,567	196,070	5,822,497
U.S. Sustainable Leaders Fund	221,503	106,996	9,737	97,259
U.S. Value Fund	4,783,733	2,209,688	63,533	2,146,155

*	The tax cost includes the proceeds from short sales which may result in a net negative cost.
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to certain derivatives and wash sale loss deferrals.

124	J.P. Morgan Large Cap Funds	June 30, 2026

The tax character of distributions paid during the year ended June 30, 2026 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Equity Income Fund	$874,564	$3,503,461	$4,378,025
Equity Index Fund	146,798	11,065	157,863
Equity Premium Income Fund	466,471	—	466,471
Large Cap Growth Fund	207,377	12,197,217	12,404,594
Large Cap Value Fund	131,225	288,023	419,248
U.S. Equity Fund	743,331	1,192,995	1,936,326
U.S. GARP Equity Fund	27,716	114,868	142,584
U.S. Large Cap Core Plus Fund	6,181	96,984	103,165
U.S. Research Enhanced Equity Fund	219,337	402,189	621,526
U.S. Sustainable Leaders Fund	7,891	19,532	27,423
U.S. Value Fund	89,472	234,204	323,676

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2025 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Equity Income Fund	$840,237	$2,628,734	$3,468,971
Equity Index Fund	133,064	—	133,064
Equity Premium Income Fund	518,059	—	518,059
Large Cap Growth Fund	140,130	1,002,056	1,142,186
Large Cap Value Fund	343,655	155,204	498,859
U.S. Equity Fund	807,038	1,113,229	1,920,267
U.S. GARP Equity Fund	30,794	62,061	92,855
U.S. Large Cap Core Plus Fund	11,844	163,977	175,821
U.S. Research Enhanced Equity Fund	232,460	381,245	613,705
U.S. Sustainable Leaders Fund	1,620	—	1,620
U.S. Value Fund	96,089	72,843	168,932

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

June 30, 2026	J.P. Morgan Large Cap Funds	125

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
As of June 30, 2026, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Equity Income Fund	$325,759	$5,326,448	$16,853,491
Equity Index Fund	34,532	80,405	9,605,967
Equity Premium Income Fund	11,799	(981,027)	1,043,229
Large Cap Growth Fund	163,056	6,676,888	49,569,173
Large Cap Value Fund	390,760	330,470	560,028
U.S. Equity Fund	72,471	2,193,501	15,461,771
U.S. GARP Equity Fund	45,993	408,069	749,117
U.S. Large Cap Core Plus Fund	1,051	118,822	1,841,363
U.S. Research Enhanced Equity Fund	51,453	527,539	5,822,497
U.S. Sustainable Leaders Fund	920	4,322	97,259
U.S. Value Fund	9,037	616,863	2,146,155

The cumulative timing differences primarily consist of certain derivatives, dividends payable, post-October capital loss deferrals and wash sale loss deferrals.
As of June 30, 2026, the following Fund had net capital loss carryforwards, which are available to offset future realized gains:
Capital Loss Carryforward Character
Short-Term
Equity Premium Income Fund	$981,027
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2026, the Funds deferred to July 1, 2026 the following net capital losses (gains) of:
Net Capital Losses (Gains)
Short-Term
Equity Premium Income Fund	$281,231
U.S. Large Cap Core Plus Fund	92,875
U.S. Sustainable Leaders Fund	2,375
During the year ended June 30, 2026, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Equity Index Fund	$—	$2,991
Equity Premium Income Fund	118,046	62,031
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

126	J.P. Morgan Large Cap Funds	June 30, 2026

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2026.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 4, 2026, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended June 30, 2026.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of June 30, 2026, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Equity Income Fund	1	13.1%	2	34.2%
Equity Index Fund	2	21.4	—	—
Equity Premium Income Fund	1	14.5	2	48.5
Large Cap Growth Fund	—	—	1	18.9
Large Cap Value Fund	1	13.9	1	13.5
U.S. Equity Fund	—	—	3	36.9
U.S. GARP Equity Fund	3	43.8	—	—
U.S. Large Cap Core Plus Fund	1	30.3	—	—
U.S. Research Enhanced Equity Fund	—	—	2	38.7
U.S. Sustainable Leaders Fund	—	—	2	44.2
U.S. Value Fund	—	—	2	41.0
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.

June 30, 2026	J.P. Morgan Large Cap Funds	127

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
As of June 30, 2026, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Equity Index Fund	— %	— %	63.8%
Large Cap Value Fund	28.0	—	—
U.S. GARP Equity Fund	50.5	—	—
U.S. Research Enhanced Equity Fund	11.5	21.8	—
Equity Premium Income Fund’s investments in ELNs entail varying degrees of risks. The Fund is subject to loss of their full principal amount. In addition, the ELNs are subject to a stated maximum return which may limit the payment at maturity. The Fund may also be exposed to additional risks associated with structured notes including: counterparty credit risk related to the issuer’s ability to make payment at maturity; liquidity risk related to a lack of liquid market for these notes, preventing the Fund from trading or selling the notes easily; and a greater degree of market risk than other types of debt securities because the investor bears the risk associated with the underlying financial instruments.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund's underlying index, if any, or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
8. Transfer in-Kind
During the year ended June 30, 2026, certain shareholders purchased shares of Large Cap Growth Fund and sold shares of U.S. Research Enhanced Equity Fund of the below given classes. The portfolio securities were delivered primarily by means of subscription in-kind and redemption in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as detailed below.
Fund	Class	Date	Value	Gain/(Loss)	Type
Large Cap Growth Fund	Class R6	June 8, 2026	$38,364 (a)	$—	Subscription In-Kind
U.S. Research Enhanced Equity Fund	Class I	February 27, 2026	242,934 (b)	54,727	Redemption In-Kind

(a)	This amount includes cash of approximately $12,003 associated with the subscription in-kind.
(b)	This amount includes cash of approximately $4,293 associated with the redemption in-kind.
9. Subsequent Events
At a meeting held on February 10-12 2026, JPM IV's Board of Trustees approved the reorganization (the Reorganization”) of U.S. GARP Equity Fund (the “Acquired Fund”) into a newly created exchange-traded fund, JPMorgan Fundamental Data Science Large Growth ETF (the “Acquiring Fund”), a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization occurred as of the close of business on July 10, 2026 (the “Closing Date”). Following the Reorganization, the Acquired Fund’s performance and financial history was adopted by the Acquiring Fund. In connection with the Reorganization, each shareholder of the Acquired Fund (except as noted below) received shares of the Acquiring Fund equal in value to the number of shares of the Acquired Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of the Acquiring Fund, which cash payment may be taxable. Shareholders of the Acquired Fund who did not hold their shares through a brokerage account that could accept shares of the Acquiring Fund on the Closing Date had their Acquired Fund shares liquidated, and such shareholders received cash equal in value to their Acquired Fund shares, which cash payment may be taxable. Shareholders of the Acquired Fund who held their shares through a fund direct individual retirement account and did not take action prior to the Reorganization had their Acquired Fund shares exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to their Acquired Fund shares. The Acquiring Fund has the identical investment adviser, investment objective and fundamental investment policies as the Acquired Fund, but its investment process changed from a fundamental bottom-up approach to a fundamental data science approach and the portfolio management team changed. Effective as of the close of business on July 10, 2026, the Acquired Fund ceased operations in connection with the consummation of the Reorganization.

128	J.P. Morgan Large Cap Funds	June 30, 2026

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust I, JPMorgan Trust II and JPMorgan Trust IV and Shareholders of JPMorgan Equity Income Fund, JPMorgan Equity Index Fund, JPMorgan Equity Premium Income Fund, JPMorgan Large Cap Growth Fund, JPMorgan Large Cap Value Fund, JPMorgan U.S. Equity Fund, JPMorgan U.S. GARP Equity Fund, JPMorgan U.S. Large Cap Core Plus Fund, JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Sustainable Leaders Fund and JPMorgan U.S. Value Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan U.S. Equity Fund, JPMorgan U.S. GARP Equity Fund, JPMorgan U.S. Large Cap Core Plus Fund, JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Sustainable Leaders Fund and JPMorgan U.S. Value Fund (six of the funds constituting JPMorgan Trust I), JPMorgan Equity Income Fund, JPMorgan Equity Index Fund, JPMorgan Large Cap Growth Fund and JPMorgan Large Cap Value Fund (four of the funds constituting JPMorgan Trust II) and JPMorgan Equity Premium Income Fund (one of the funds constituting JPMorgan Trust IV) (hereafter collectively referred to as the “Funds”) as of June 30, 2026, the related statements of operations for the year ended June 30, 2026, the statement of cash flows for JPMorgan U.S. Large Cap Core Plus Fund for the year ended June 30, 2026, the statements of changes in net assets for each of the two years in the period ended June 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of each of their operations for the year then ended, the results of its cash flows for the year then ended for JPMorgan U.S. Large Cap Core Plus Fund, the changes in each of their net assets for each of the two years in the period ended June 30, 2026 and each of the financial highlights for each of the five years in the period ended June 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 27, 2026
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

June 30, 2026	J.P. Morgan Large Cap Funds	129

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended June 30, 2026. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2026. The information necessary to complete your income tax returns for the calendar year ending December 31, 2026 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2026:
Dividends Received Deduction
JPMorgan Equity Income Fund	100.00%
JPMorgan Equity Index Fund	92.77
JPMorgan Equity Premium Income Fund	15.64
JPMorgan Large Cap Growth Fund	100.00
JPMorgan Large Cap Value Fund	57.03
JPMorgan U.S. Equity Fund	43.75
JPMorgan U.S. GARP Equity Fund	39.22
JPMorgan U.S. Large Cap Core Plus Fund	100.00
JPMorgan U.S. Research Enhanced Equity Fund	51.88
JPMorgan U.S. Sustainable Leaders Fund	32.28
JPMorgan U.S. Value Fund	100.00
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2026:
Long-Term Capital Gain Distribution
JPMorgan Equity Income Fund	$3,901,648
JPMorgan Equity Index Fund	11,065
JPMorgan Large Cap Growth Fund	13,080,641
JPMorgan Large Cap Value Fund	329,995
JPMorgan U.S. Equity Fund	1,422,906
JPMorgan U.S. GARP Equity Fund	156,104
JPMorgan U.S. Large Cap Core Plus Fund	96,984
JPMorgan U.S. Research Enhanced Equity Fund	435,048
JPMorgan U.S. Sustainable Leaders Fund	19,532
Long-Term Capital Gain Distribution
JPMorgan U.S. Value Fund	$234,204
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2026:
Qualified Dividend Income
JPMorgan Equity Income Fund	$874,564
JPMorgan Equity Index Fund	141,074
JPMorgan Equity Premium Income Fund	77,863
JPMorgan Large Cap Growth Fund	207,377
JPMorgan Large Cap Value Fund	77,726
JPMorgan U.S. Equity Fund	352,507
JPMorgan U.S. GARP Equity Fund	11,262
JPMorgan U.S. Large Cap Core Plus Fund	6,181
JPMorgan U.S. Research Enhanced Equity Fund	120,067
JPMorgan U.S. Sustainable Leaders Fund	2,785
JPMorgan U.S. Value Fund	89,472
Section 199A Income
The following funds had the following amount, or maximum allowable amount, of ordinary income distributions treated as 199A dividends for the fiscal year ended June 30, 2025:
Qualified Business Income
JPMorgan Equity Index Fund	$2,614
JPMorgan Large Cap Value Fund	1,489

130	J.P. Morgan Large Cap Funds	June 30, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. June 2026.
AN-LCE-626

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
JPMorgan U.S. Research Enhanced Equity Fund
JPMorgan Trust I held a special meeting of shareholders on June 4, 2026, for the purpose of considering and voting upon the approval to change the JPMorgan U.S. Research Enhanced Equity Fund (the “Fund”) from a diversified company to a non-diversified company by eliminating the related fundamental investment policy. The elimination of the fundamental policy was approved by shareholders of the Fund at the special meeting.
The results of the voting were as follows:
Dollar value of Votes Received (000’s)
For	$6,942,882
Against	104,016
Abstain	26,314

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

Annual Financial Statements
J.P. Morgan Mid Cap/Multi-Cap Funds
June 30, 2026
JPMorgan Growth Advantage Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Mid Cap Value Fund
JPMorgan Value Advantage Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.4%
Aerospace & Defense — 2.6%
BWX Technologies, Inc.	754	146,714
Carpenter Technology Corp.	181	111,654
Howmet Aerospace, Inc.	649	174,379
RTX Corp.	776	147,325
		580,072
Automobiles — 2.8%
Tesla, Inc. *	1,476	620,760
Biotechnology — 3.5%
Alnylam Pharmaceuticals, Inc. *	410	123,294
Insmed, Inc. *	1,376	146,711
Natera, Inc. *	653	177,250
Neurocrine Biosciences, Inc. *	1,358	228,951
Rhythm Pharmaceuticals, Inc. *	456	50,644
uniQure NV (Netherlands) *	1,238	57,019
		783,869
Broadline Retail — 0.1%
Amazon.com, Inc. *	67	15,943
Building Products — 1.0%
Trane Technologies plc	437	214,632
Capital Markets — 2.3%
Goldman Sachs Group, Inc. (The)	236	239,247
Interactive Brokers Group, Inc., Class A	1,678	146,050
Robinhood Markets, Inc., Class A *	1,299	130,252
		515,549
Communications Equipment — 1.1%
Ciena Corp. *	303	148,504
Lumentum Holdings, Inc. *	103	88,320
		236,824
Construction & Engineering — 2.9%
Comfort Systems USA, Inc.	136	270,576
MasTec, Inc. *	334	138,948
Quanta Services, Inc.	343	246,879
		656,403
Consumer Staples Distribution & Retail — 1.9%
Casey's General Stores, Inc.	198	156,992
Performance Food Group Co. *	1,144	127,856
Walmart, Inc.	1,317	149,203
		434,051
Diversified Telecommunication Services — 0.6%
Space Exploration Technologies Corp., Class A * (a)	737	125,850
INVESTMENTS	SHARES (000)	VALUE ($000)

Electrical Equipment — 3.0%
AMETEK, Inc.	795	192,263
Bloom Energy Corp., Class A *	420	127,130
Innio NV (Germany) * (a)	3,770	149,116
Rockwell Automation, Inc.	226	111,950
Vicor Corp. *	269	102,194
		682,653
Electronic Equipment, Instruments & Components — 1.6%
Fabrinet (Thailand) *	240	135,122
Jabil, Inc.	233	89,912
Teledyne Technologies, Inc. *	191	127,103
		352,137
Energy Equipment & Services — 0.6%
TechnipFMC plc (United Kingdom)	1,998	132,476
Entertainment — 1.1%
Live Nation Entertainment, Inc. *	486	88,914
Take-Two Interactive Software, Inc. *	640	160,002
		248,916
Financial Services — 1.6%
Mastercard, Inc., Class A	563	289,217
Rocket Cos., Inc., Class A *	4,434	69,839
		359,056
Health Care Equipment & Supplies — 0.3%
Intuitive Surgical, Inc. *	164	65,115
Health Care Providers & Services — 0.6%
Cencora, Inc.	462	130,795
Hotels, Restaurants & Leisure — 2.7%
Booking Holdings, Inc.	968	172,513
DoorDash, Inc., Class A *	977	180,346
Hilton Worldwide Holdings, Inc.	458	151,279
Royal Caribbean Cruises Ltd.	337	107,067
		611,205
Household Durables — 0.2%
Somnigroup International, Inc.	652	51,094
Industrial Conglomerates — 0.5%
3M Co.	694	112,301
Insurance — 0.4%
Progressive Corp. (The)	427	93,249
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	1

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — 13.7%
Alphabet, Inc., Class C	7,069	2,497,644
Meta Platforms, Inc., Class A	1,026	578,231
		3,075,875
Internet Software & Services — 0.3%
Canva, Inc. ‡ * (b)	9	14,261
Databricks ‡ * (b)	188	41,495
OpenAI ‡ * (b)	26	18,019
		73,775
IT Services — 3.2%
Cloudflare, Inc., Class A *	281	68,846
DigitalOcean Holdings, Inc. * (a)	1,236	194,117
Okta, Inc. *	656	89,554
Snowflake, Inc., Class A *	922	234,742
Twilio, Inc., Class A *	601	123,988
		711,247
Life Sciences Tools & Services — 1.2%
IQVIA Holdings, Inc. *	455	88,045
Mettler-Toledo International, Inc. *	45	57,326
Thermo Fisher Scientific, Inc.	239	119,771
		265,142
Machinery — 1.9%
Caterpillar, Inc.	82	87,535
Deere & Co.	236	150,080
ITT, Inc.	898	177,514
		415,129
Oil, Gas & Consumable Fuels — 1.3%
EOG Resources, Inc.	937	121,507
Williams Cos., Inc. (The)	2,258	167,854
		289,361
Pharmaceuticals — 3.0%
Eli Lilly & Co.	316	379,069
Johnson & Johnson	525	133,427
Merck & Co., Inc.	1,012	130,094
VeraDermics, Inc. * (a)	321	39,414
		682,004
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A *	791	106,577
Semiconductors & Semiconductor Equipment — 29.6%
Advanced Micro Devices, Inc. *	1,087	631,506
Allegro MicroSystems, Inc. (Japan) *	1,958	136,303
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Astera Labs, Inc. *	163	78,556
Broadcom, Inc.	3,066	1,158,007
Cerebras Systems, Inc., Class A * (a)	772	170,511
Entegris, Inc.	885	159,198
Intel Corp. *	837	116,853
Kulicke & Soffa Industries, Inc. (Singapore)	732	97,958
Lam Research Corp.	619	268,428
Micron Technology, Inc.	625	720,877
MKS, Inc.	279	124,235
NVIDIA Corp.	11,973	2,395,724
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	713	340,566
Teradyne, Inc.	476	230,265
		6,628,987
Software — 4.6%
AlphaSense, Inc. ‡ (b)	1,320	18,142
AppLovin Corp., Class A *	355	182,967
Crowdstrike Holdings, Inc., Class A *	244	186,064
JFrog Ltd. *	1,131	102,808
Microsoft Corp.	471	175,680
Palo Alto Networks, Inc. *	1,053	359,208
		1,024,869
Specialty Retail — 1.2%
AutoZone, Inc. *	14	44,881
Carvana Co., Class A *	1,192	78,466
TJX Cos., Inc. (The)	919	139,141
		262,488
Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc.	3,149	911,240
Sandisk Corp. *	56	128,018
Western Digital Corp.	465	296,809
		1,336,067
Tobacco — 0.5%
Philip Morris International, Inc.	623	112,700
Total Common Stocks (Cost $12,023,563)		22,007,171
Preferred Stocks — 0.7%
Aerospace & Defense — 0.1%
Anduril Industries, Inc. ‡ (b)	307	21,192
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Preferred Stocks — continued
Internet Software & Services — 0.6%
Anthropic ‡ * (b)	234	137,885
Total Preferred Stocks (Cost $54,193)		159,077
Short-Term Investments — 2.5%
Investment Companies — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (c) (d) (Cost $256,090)	256,097	256,097
Investment of Cash Collateral from Securities Loaned — 1.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d) (Cost $293,087)	293,087	293,087
Total Short-Term Investments (Cost $549,177)		549,184
Total Investments — 101.6% (Cost $12,626,933)		22,715,432
Liabilities in Excess of Other Assets — (1.6)%		(348,024)
NET ASSETS — 100.0%		22,367,408

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $293,910 (See Note 2.C.).
(b)	Fund is subject to legal or contractual restrictions on the resale of the security.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	3

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.5%
Aerospace & Defense — 3.5%
Axon Enterprise, Inc. *	26	14,522
BWX Technologies, Inc.	92	17,833
Carpenter Technology Corp.	37	22,897
FTAI Aviation Ltd.	82	22,083
HEICO Corp., Class A	117	30,052
Howmet Aerospace, Inc.	38	10,293
L3Harris Technologies, Inc.	113	32,944
Rocket Lab Corp. *	363	36,944
Woodward, Inc.	71	30,253
		217,821
Automobiles — 0.4%
Ford Motor Co.	1,895	26,342
Banks — 2.2%
First Citizens BancShares, Inc., Class A	32	66,837
M&T Bank Corp.	295	70,221
		137,058
Beverages — 0.7%
Keurig Dr Pepper, Inc.	865	28,305
Molson Coors Beverage Co., Class B	423	16,470
		44,775
Biotechnology — 2.8%
Alnylam Pharmaceuticals, Inc. *	86	26,019
Bridgebio Pharma, Inc. *	163	12,139
Caris Life Sciences, Inc. * (a)	474	8,441
Cytokinetics, Inc. *	57	4,879
Disc Medicine, Inc. *	92	6,714
Insmed, Inc. *	205	21,801
Ionis Pharmaceuticals, Inc. *	160	12,702
Natera, Inc. *	111	30,260
Neurocrine Biosciences, Inc. *	159	26,843
Rhythm Pharmaceuticals, Inc. *	107	11,841
uniQure NV (Netherlands) *	137	6,300
Xenon Pharmaceuticals, Inc. (Canada) *	136	8,229
		176,168
Broadline Retail — 0.1%
Coupang, Inc. (South Korea) *	213	3,709
Building Products — 1.4%
Carlisle Cos., Inc.	24	8,669
Masco Corp.	419	34,091
INVESTMENTS	SHARES (000)	VALUE ($000)

Building Products — continued
Owens Corning	195	30,988
Trane Technologies plc	31	15,183
		88,931
Capital Markets — 3.9%
Ameriprise Financial, Inc.	154	70,603
Bank of New York Mellon Corp. (The)	58	8,420
MSCI, Inc.	20	11,052
Nasdaq, Inc.	398	31,344
Raymond James Financial, Inc.	319	48,482
Robinhood Markets, Inc., Class A *	404	40,487
State Street Corp.	197	33,505
Tradeweb Markets, Inc., Class A	19	1,955
		245,848
Chemicals — 1.4%
DuPont de Nemours, Inc.	172	23,296
LyondellBasell Industries NV, Class A	375	19,731
RPM International, Inc.	419	46,597
		89,624
Commercial Services & Supplies — 0.7%
Veralto Corp.	495	43,872
Communications Equipment — 0.9%
Ciena Corp. *	19	9,443
Lumentum Holdings, Inc. *	46	39,655
Viavi Solutions, Inc. *	182	8,670
		57,768
Construction & Engineering — 1.7%
Comfort Systems USA, Inc.	26	51,894
MasTec, Inc. *	50	20,962
Quanta Services, Inc.	18	12,648
Sterling Infrastructure, Inc. *	21	17,366
		102,870
Construction Materials — 0.8%
James Hardie Industries plc, ADR *	362	9,462
Martin Marietta Materials, Inc.	69	39,967
		49,429
Consumer Finance — 0.1%
Figure Technology Solutions, Inc., Class A *	180	5,517
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A	3,303	44,688
Casey's General Stores, Inc.	31	24,559
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — continued
Performance Food Group Co. *	173	19,420
US Foods Holding Corp. *	190	19,424
		108,091
Containers & Packaging — 3.1%
Ball Corp.	650	40,565
Crown Holdings, Inc.	298	33,346
Packaging Corp. of America	171	40,714
Silgan Holdings, Inc.	1,665	77,218
		191,843
Distributors — 0.5%
Genuine Parts Co.	239	28,181
Electric Utilities — 1.6%
PG&E Corp.	2,692	45,289
Xcel Energy, Inc.	653	52,426
		97,715
Electrical Equipment — 4.1%
Acuity, Inc.	138	51,805
AMETEK, Inc.	370	89,448
Dpc Holdings Ltd. (United Kingdom) * (a)	120	5,895
Hubbell, Inc.	92	48,019
Innio NV (Germany) * (a)	417	16,504
Rockwell Automation, Inc.	56	27,796
Vicor Corp. *	36	13,744
		253,211
Electronic Equipment, Instruments & Components — 4.5%
CDW Corp.	449	63,181
Fabrinet (Thailand) *	43	24,319
Jabil, Inc.	225	86,631
Teledyne Technologies, Inc. *	73	48,406
Zebra Technologies Corp., Class A *	221	58,279
		280,816
Energy Equipment & Services — 0.8%
Baker Hughes Co., Class A	674	37,410
TechnipFMC plc (United Kingdom)	217	14,376
		51,786
Entertainment — 1.0%
Live Nation Entertainment, Inc. *	127	23,220
ROBLOX Corp., Class A *	136	7,389
Take-Two Interactive Software, Inc. *	137	34,244
		64,853
INVESTMENTS	SHARES (000)	VALUE ($000)

Financial Services — 2.3%
Affirm Holdings, Inc., Class A *	229	18,653
Fidelity National Information Services, Inc.	1,838	71,469
MGIC Investment Corp.	1,560	43,995
Rocket Cos., Inc., Class A *	454	7,143
		141,260
Food Products — 0.8%
Hershey Co. (The)	165	28,915
Post Holdings, Inc. *	269	23,793
		52,708
Ground Transportation — 0.8%
JB Hunt Transport Services, Inc.	179	51,803
Health Care Equipment & Supplies — 2.6%
Becton Dickinson & Co.	192	29,013
GE HealthCare Technologies, Inc.	1,076	68,879
Globus Medical, Inc., Class A *	580	45,823
IDEXX Laboratories, Inc. *	32	16,625
IRhythm Holdings, Inc. *	29	3,516
		163,856
Health Care Providers & Services — 4.3%
Cencora, Inc.	312	88,123
Chemed Corp.	59	27,506
Henry Schein, Inc. *	631	52,723
Humana, Inc.	84	33,428
Quest Diagnostics, Inc.	309	65,483
		267,263
Health Care REITs — 1.2%
Healthpeak Properties, Inc.	3,559	76,167
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A *	82	14,635
Hotels, Restaurants & Leisure — 3.4%
Chipotle Mexican Grill, Inc., Class A *	1,040	35,362
Darden Restaurants, Inc.	178	36,678
DoorDash, Inc., Class A *	71	13,176
DraftKings, Inc., Class A *	228	5,747
Expedia Group, Inc.	22	5,729
Hilton Worldwide Holdings, Inc.	33	10,940
Royal Caribbean Cruises Ltd.	188	59,617
Texas Roadhouse, Inc.	73	14,003
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	5

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Viking Holdings Ltd. *	191	19,976
Wynn Resorts Ltd.	109	10,579
		211,807
Household Durables — 1.0%
Mohawk Industries, Inc. *	189	22,925
Somnigroup International, Inc.	156	12,234
Toll Brothers, Inc.	177	29,117
		64,276
Independent Power and Renewable Electricity Producers — 0.4%
Fervo Energy Co., Class A * (a)	229	6,693
Vistra Corp.	96	15,285
		21,978
Insurance — 3.5%
Arch Capital Group Ltd. *	378	36,703
Arthur J Gallagher & Co.	63	14,405
Brown & Brown, Inc.	602	38,609
Hartford Insurance Group, Inc. (The)	427	56,583
Loews Corp.	549	62,115
WR Berkley Corp.	125	8,847
		217,262
Interactive Media & Services — 0.1%
Reddit, Inc., Class A *	27	4,606
IT Services — 3.0%
Cloudflare, Inc., Class A *	114	27,896
Cognizant Technology Solutions Corp., Class A	834	32,295
CoreWeave, Inc., Class A *	124	12,393
DigitalOcean Holdings, Inc. * (a)	98	15,317
GoDaddy, Inc., Class A *	151	12,861
MongoDB, Inc., Class A *	19	6,252
Okta, Inc. *	72	9,814
Snowflake, Inc., Class A *	218	55,578
Twilio, Inc., Class A *	55	11,253
		183,659
Life Sciences Tools & Services — 2.0%
Agilent Technologies, Inc.	67	8,880
IQVIA Holdings, Inc. *	576	111,347
Mettler-Toledo International, Inc. *	5	6,537
		126,764
Machinery — 4.5%
Dover Corp.	286	64,147
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — continued
Esab Corp.	82	8,090
Ingersoll Rand, Inc.	102	8,400
ITT, Inc.	279	55,162
Lincoln Electric Holdings, Inc.	186	49,320
Middleby Corp. (The) *	342	58,854
Nordson Corp.	79	23,720
PACCAR, Inc.	84	10,077
		277,770
Media — 1.3%
Charter Communications, Inc., Class A *	110	15,705
Omnicom Group, Inc.	902	65,688
		81,393
Metals & Mining — 0.5%
Alcoa Corp.	159	8,286
Steel Dynamics, Inc.	109	25,105
		33,391
Multi-Utilities — 3.2%
CMS Energy Corp.	710	54,322
NiSource, Inc.	1,052	50,054
Sempra	442	40,962
WEC Energy Group, Inc.	457	53,349
		198,687
Oil, Gas & Consumable Fuels — 4.7%
Cheniere Energy, Inc.	277	66,271
Devon Energy Corp.	868	35,878
Diamondback Energy, Inc.	152	26,795
EOG Resources, Inc.	96	12,438
EQT Corp.	762	40,525
Kinder Morgan, Inc.	1,691	54,054
Marathon Petroleum Corp.	132	33,766
Williams Cos., Inc. (The)	274	20,340
		290,067
Passenger Airlines — 0.7%
Delta Air Lines, Inc.	476	44,621
Pharmaceuticals — 0.6%
Jazz Pharmaceuticals plc *	158	38,191
Professional Services — 0.4%
FTI Consulting, Inc. *	161	24,051
Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A *	364	49,023
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Residential REITs — 0.7%
AvalonBay Communities, Inc.	236	44,440
Retail REITs — 0.9%
Regency Centers Corp.	471	37,529
Simon Property Group, Inc.	82	18,426
		55,955
Semiconductors & Semiconductor Equipment — 5.6%
Allegro MicroSystems, Inc. (Japan) *	231	16,057
Astera Labs, Inc. *	95	45,727
Cerebras Systems, Inc., Class A * (a)	82	18,044
Credo Technology Group Holding Ltd. *	43	11,791
Entegris, Inc.	57	10,187
Kulicke & Soffa Industries, Inc. (Singapore)	59	7,966
MACOM Technology Solutions Holdings, Inc. *	48	18,278
Microchip Technology, Inc.	116	10,617
MKS, Inc.	248	110,179
ON Semiconductor Corp. *	304	28,731
Rambus, Inc. *	111	14,728
SiTime Corp. *	21	15,842
Teradyne, Inc.	83	40,239
		348,386
Software — 2.6%
Autodesk, Inc. *	37	7,245
Circle Internet Group, Inc. *	26	1,609
Datadog, Inc., Class A *	219	56,862
Guidewire Software, Inc. *	49	6,022
JFrog Ltd. *	178	16,178
Procore Technologies, Inc. *	113	4,597
Rubrik, Inc., Class A *	152	12,224
Workday, Inc., Class A *	98	12,011
Zoom Communications, Inc., Class A *	539	46,498
		163,246
Specialized REITs — 2.3%
Crown Castle, Inc.	427	32,324
Gaming and Leisure Properties, Inc.	417	18,579
Public Storage	131	41,687
SBA Communications Corp.	279	49,167
		141,757
Specialty Retail — 2.5%
AutoZone, Inc. *	17	55,117
Burlington Stores, Inc. *	73	23,165
Carvana Co., Class A *	95	6,266
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — continued
Ross Stores, Inc.	94	19,880
Tractor Supply Co.	944	29,834
Ulta Beauty, Inc. *	46	20,695
		154,957
Technology Hardware, Storage & Peripherals — 0.6%
Hewlett Packard Enterprise Co.	784	35,380
Textiles, Apparel & Luxury Goods — 1.0%
Levi Strauss & Co., Class A	449	11,138
Lululemon Athletica, Inc. *	137	15,646
Ralph Lauren Corp.	93	37,518
		64,302
Trading Companies & Distributors — 1.8%
Fastenal Co.	791	37,980
Ferguson Enterprises, Inc.	152	36,153
United Rentals, Inc.	31	35,323
		109,456
Water Utilities — 0.3%
Essential Utilities, Inc.	520	19,907
Total Common Stocks (Cost $4,623,447)		6,139,252
Short-Term Investments — 3.3%
Investment Companies — 2.9%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $180,009)	180,010	180,010
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $24,373)	24,373	24,373
Total Short-Term Investments (Cost $204,382)		204,383
Total Investments — 101.8% (Cost $4,827,829)		6,343,635
Liabilities in Excess of Other Assets — (1.8)%		(109,420)
NET ASSETS — 100.0%		6,234,215

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	7

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $24,298 (See Note 2.C.).
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.1%
Aerospace & Defense — 8.2%
Axon Enterprise, Inc. *	182	101,818
BWX Technologies, Inc.	647	125,845
Carpenter Technology Corp.	262	161,475
FTAI Aviation Ltd.	572	154,828
HEICO Corp., Class A	820	211,595
Howmet Aerospace, Inc.	268	72,167
Rocket Lab Corp. *	2,565	260,715
		1,088,443
Biotechnology — 9.4%
Alnylam Pharmaceuticals, Inc. *	606	182,421
Bridgebio Pharma, Inc. *	1,150	85,663
Caris Life Sciences, Inc. *	3,321	59,180
Cytokinetics, Inc. *	401	34,205
Disc Medicine, Inc. *	648	47,380
Insmed, Inc. *	1,434	152,853
Ionis Pharmaceuticals, Inc. *	1,123	89,059
Natera, Inc. *	781	212,153
Neurocrine Biosciences, Inc. *	1,117	188,199
Rhythm Pharmaceuticals, Inc. *	748	83,021
uniQure NV (Netherlands) *	959	44,174
Xenon Pharmaceuticals, Inc. (Canada) *	962	58,072
		1,236,380
Broadline Retail — 0.2%
Coupang, Inc. (South Korea) *	1,497	26,003
Building Products — 1.3%
Carlisle Cos., Inc. (a)	168	60,780
Trane Technologies plc	218	107,145
		167,925
Capital Markets — 3.3%
Bank of New York Mellon Corp. (The)	408	59,030
MSCI, Inc.	138	77,487
Robinhood Markets, Inc., Class A *	2,849	285,716
Tradeweb Markets, Inc., Class A	139	13,790
		436,023
Communications Equipment — 3.1%
Ciena Corp. *	136	66,643
Lumentum Holdings, Inc. *	326	279,842
Viavi Solutions, Inc. *	1,281	61,186
		407,671
Construction & Engineering — 5.5%
Comfort Systems USA, Inc.	184	363,830
INVESTMENTS	SHARES (000)	VALUE ($000)

Construction & Engineering — continued
MasTec, Inc. *	355	147,830
Quanta Services, Inc.	123	88,679
Sterling Infrastructure, Inc. *	146	122,557
		722,896
Construction Materials — 0.5%
James Hardie Industries plc, ADR *	2,534	66,340
Consumer Finance — 0.3%
Figure Technology Solutions, Inc., Class A * (a)	1,260	38,680
Consumer Staples Distribution & Retail — 2.3%
Casey's General Stores, Inc.	218	173,313
Performance Food Group Co. *	1,218	136,154
		309,467
Electrical Equipment — 4.3%
AMETEK, Inc.	466	112,717
Dpc Holdings Ltd. (United Kingdom) *	848	41,601
Innio NV (Germany) * (a)	2,941	116,320
Rockwell Automation, Inc.	396	196,155
Vicor Corp. *	255	96,992
		563,785
Electronic Equipment, Instruments & Components — 3.6%
Fabrinet (Thailand) *	306	171,618
Jabil, Inc.	515	198,630
Teledyne Technologies, Inc. *	165	110,141
		480,389
Energy Equipment & Services — 0.8%
TechnipFMC plc (United Kingdom)	1,530	101,450
Entertainment — 3.4%
Live Nation Entertainment, Inc. *	889	162,795
ROBLOX Corp., Class A *	952	51,805
Take-Two Interactive Software, Inc. *	967	241,663
		456,263
Financial Services — 1.4%
Affirm Holdings, Inc., Class A *	1,614	131,638
Rocket Cos., Inc., Class A *	3,180	50,078
		181,716
Health Care Equipment & Supplies — 1.1%
IDEXX Laboratories, Inc. *	222	116,560
IRhythm Holdings, Inc. *	207	24,656
		141,216
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	9

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — 1.6%
Cencora, Inc.	750	212,241
Health Care Technology — 0.8%
Veeva Systems, Inc., Class A *	578	102,604
Hotels, Restaurants & Leisure — 7.7%
Chipotle Mexican Grill, Inc., Class A *	7,335	249,379
DoorDash, Inc., Class A *	501	92,382
DraftKings, Inc., Class A *	1,595	40,295
Expedia Group, Inc.	157	40,167
Hilton Worldwide Holdings, Inc.	232	76,703
Royal Caribbean Cruises Ltd.	637	202,329
Texas Roadhouse, Inc.	508	98,176
Viking Holdings Ltd. *	1,338	140,053
Wynn Resorts Ltd.	769	74,653
		1,014,137
Household Durables — 0.6%
Somnigroup International, Inc.	1,094	85,773
Independent Power and Renewable Electricity Producers — 1.2%
Fervo Energy Co., Class A * (a)	1,612	47,125
Vistra Corp.	676	107,163
		154,288
Insurance — 0.8%
Arthur J Gallagher & Co.	440	100,996
Interactive Media & Services — 0.2%
Reddit, Inc., Class A *	186	32,291
Internet Software & Services — 0.2%
Canva, Inc. ‡ * (b)	5	7,790
Databricks ‡ * (b)	104	23,079
		30,869
IT Services — 7.4%
Cloudflare, Inc., Class A *	797	195,580
CoreWeave, Inc., Class A *	879	87,461
DigitalOcean Holdings, Inc. *	684	107,391
MongoDB, Inc., Class A *	131	43,833
Okta, Inc. *	504	68,809
Snowflake, Inc., Class A *	1,541	392,220
Twilio, Inc., Class A *	382	78,895
		974,189
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	468	62,258
INVESTMENTS	SHARES (000)	VALUE ($000)

Life Sciences Tools & Services — continued
IQVIA Holdings, Inc. *	357	68,937
Mettler-Toledo International, Inc. *	36	45,831
		177,026
Machinery — 2.2%
Esab Corp.	575	56,721
Ingersoll Rand, Inc.	718	58,892
ITT, Inc.	527	104,136
PACCAR, Inc.	591	70,953
		290,702
Oil, Gas & Consumable Fuels — 2.5%
Cheniere Energy, Inc.	404	96,577
EOG Resources, Inc.	672	87,203
Williams Cos., Inc. (The)	1,919	142,606
		326,386
Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A *	616	82,984
Retail REITs — 1.0%
Simon Property Group, Inc.	581	130,030
Semiconductors & Semiconductor Equipment — 11.9%
Allegro MicroSystems, Inc. (Japan) * (a)	1,624	113,057
Astera Labs, Inc. *	668	322,698
Cerebras Systems, Inc., Class A * (a)	574	126,811
Credo Technology Group Holding Ltd. *	306	83,212
Entegris, Inc.	397	71,424
Kulicke & Soffa Industries, Inc. (Singapore)	419	56,085
MACOM Technology Solutions Holdings, Inc. *	339	128,901
Microchip Technology, Inc.	822	74,924
MKS, Inc.	229	101,967
Rambus, Inc. *	783	103,938
SiTime Corp. *	150	111,794
Teradyne, Inc.	587	283,966
		1,578,777
Software — 5.7%
AlphaSense, Inc. ‡ (b)	750	10,315
Autodesk, Inc. *	263	51,126
Circle Internet Group, Inc. *	180	11,282
Datadog, Inc., Class A *	1,541	401,276
Guidewire Software, Inc. *	345	42,466
JFrog Ltd. *	1,248	113,424
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Procore Technologies, Inc. *	794	32,231
Rubrik, Inc., Class A *	1,068	85,708
		747,828
Specialty Retail — 2.1%
AutoZone, Inc. *	23	74,165
Burlington Stores, Inc. *	513	162,412
Carvana Co., Class A *	667	43,930
		280,507
Textiles, Apparel & Luxury Goods — 0.6%
Levi Strauss & Co., Class A	3,145	78,087
Trading Companies & Distributors — 2.0%
Fastenal Co.	5,568	267,411
Total Common Stocks (Cost $10,000,899)		13,091,773
Preferred Stocks — 0.1%
Aerospace & Defense — 0.1%
Anduril Industries, Inc. ‡ (b) (Cost $17,774)	258	17,774
Short-Term Investments — 1.8%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (c) (d) (Cost $80,121)	80,124	80,124
Investment of Cash Collateral from Securities Loaned — 1.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d) (Cost $158,171)	158,171	158,171
Total Short-Term Investments (Cost $238,292)		238,295
Total Investments — 101.0% (Cost $10,256,965)		13,347,842
Liabilities in Excess of Other Assets — (1.0)%		(134,109)
NET ASSETS — 100.0%		13,213,733

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $160,196 (See Note 2.C.).
(b)	Fund is subject to legal or contractual restrictions on the resale of the security.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	11

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.0%
Aerospace & Defense — 1.5%
L3Harris Technologies, Inc.	290	84,214
Woodward, Inc.	185	78,600
		162,814
Automobiles — 0.6%
Ford Motor Co.	4,876	67,773
Banks — 3.2%
First Citizens BancShares, Inc., Class A	84	174,279
M&T Bank Corp.	770	183,408
		357,687
Beverages — 1.0%
Keurig Dr Pepper, Inc.	2,259	73,933
Molson Coors Beverage Co., Class B	1,097	42,751
		116,684
Building Products — 1.5%
Masco Corp.	1,089	88,571
Owens Corning	503	79,991
		168,562
Capital Markets — 4.3%
Ameriprise Financial, Inc.	402	184,407
Nasdaq, Inc.	1,022	80,585
Raymond James Financial, Inc.	828	125,944
State Street Corp.	511	86,583
		477,519
Chemicals — 2.1%
DuPont de Nemours, Inc.	449	60,846
LyondellBasell Industries NV, Class A	964	50,753
RPM International, Inc.	1,095	121,704
		233,303
Commercial Services & Supplies — 1.0%
Veralto Corp.	1,285	113,983
Construction Materials — 0.9%
Martin Marietta Materials, Inc.	181	104,389
Consumer Staples Distribution & Retail — 1.3%
Albertsons Cos., Inc., Class A	7,372	99,734
US Foods Holding Corp. *	496	50,732
		150,466
Containers & Packaging — 4.5%
Ball Corp.	1,694	105,729
Crown Holdings, Inc.	779	87,094
INVESTMENTS	SHARES (000)	VALUE ($000)

Containers & Packaging — continued
Packaging Corp. of America	446	106,339
Silgan Holdings, Inc.	4,348	201,684
		500,846
Distributors — 0.7%
Genuine Parts Co.	626	73,834
Electric Utilities — 2.3%
PG&E Corp.	7,032	118,289
Xcel Energy, Inc.	1,702	136,651
		254,940
Electrical Equipment — 4.0%
Acuity, Inc.	353	132,925
AMETEK, Inc.	788	190,624
Hubbell, Inc.	236	123,566
		447,115
Electronic Equipment, Instruments & Components — 4.9%
CDW Corp.	1,176	165,344
Jabil, Inc.	393	151,655
Teledyne Technologies, Inc. *	126	84,419
Zebra Technologies Corp., Class A *	576	151,570
		552,988
Energy Equipment & Services — 0.9%
Baker Hughes Co., Class A	1,733	96,205
Financial Services — 2.4%
Fidelity National Information Services, Inc.	3,891	151,298
MGIC Investment Corp.	4,075	114,909
		266,207
Food Products — 1.2%
Hershey Co. (The)	430	75,488
Post Holdings, Inc. *	705	62,186
		137,674
Ground Transportation — 1.2%
JB Hunt Transport Services, Inc.	465	134,589
Health Care Equipment & Supplies — 3.0%
Becton Dickinson & Co.	495	74,965
GE HealthCare Technologies, Inc.	2,237	143,156
Globus Medical, Inc., Class A *	1,515	119,683
		337,804
Health Care Providers & Services — 5.5%
Cencora, Inc.	534	151,099
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
Chemed Corp.	155	72,287
Henry Schein, Inc. *	1,649	137,705
Humana, Inc.	220	87,398
Quest Diagnostics, Inc.	808	171,241
		619,730
Health Care REITs — 1.8%
Healthpeak Properties, Inc.	9,251	197,977
Hotels, Restaurants & Leisure — 1.6%
Darden Restaurants, Inc.	465	95,797
Royal Caribbean Cruises Ltd.	250	79,390
		175,187
Household Durables — 1.2%
Mohawk Industries, Inc. *	493	59,877
Toll Brothers, Inc.	454	74,770
		134,647
Insurance — 4.5%
Arch Capital Group Ltd. *	988	95,863
Brown & Brown, Inc.	1,118	71,744
Hartford Insurance Group, Inc. (The)	1,115	147,788
Loews Corp.	1,426	161,414
WR Berkley Corp.	327	23,091
		499,900
IT Services — 0.8%
Cognizant Technology Solutions Corp., Class A	1,340	51,891
GoDaddy, Inc., Class A *	394	33,434
		85,325
Life Sciences Tools & Services — 2.4%
IQVIA Holdings, Inc. *	1,372	265,143
Machinery — 5.5%
Dover Corp.	743	166,661
ITT, Inc.	530	104,726
Lincoln Electric Holdings, Inc.	483	128,136
Middleby Corp. (The) *	889	152,907
Nordson Corp.	204	61,628
		614,058
Media — 1.9%
Charter Communications, Inc., Class A * (a)	285	40,562
Omnicom Group, Inc.	2,356	171,568
		212,130
INVESTMENTS	SHARES (000)	VALUE ($000)

Metals & Mining — 0.8%
Alcoa Corp.	415	21,643
Steel Dynamics, Inc.	286	65,571
		87,214
Multi-Utilities — 4.6%
CMS Energy Corp.	1,856	141,951
NiSource, Inc.	2,749	130,734
Sempra	1,154	106,987
WEC Energy Group, Inc.	1,191	139,084
		518,756
Oil, Gas & Consumable Fuels — 5.6%
Cheniere Energy, Inc.	565	134,952
Devon Energy Corp.	2,254	93,130
Diamondback Energy, Inc.	395	69,481
EQT Corp.	1,960	104,231
Kinder Morgan, Inc.	4,364	139,502
Marathon Petroleum Corp.	341	87,186
		628,482
Passenger Airlines — 1.0%
Delta Air Lines, Inc.	1,238	115,931
Pharmaceuticals — 0.9%
Jazz Pharmaceuticals plc *	414	99,751
Professional Services — 0.6%
FTI Consulting, Inc. *	419	62,485
Real Estate Management & Development — 0.9%
CBRE Group, Inc., Class A *	709	95,546
Residential REITs — 1.0%
AvalonBay Communities, Inc.	615	116,072
Retail REITs — 0.9%
Regency Centers Corp.	1,218	97,143
Semiconductors & Semiconductor Equipment — 2.9%
MKS, Inc.	557	247,736
ON Semiconductor Corp. *	785	74,212
		321,948
Software — 1.3%
Workday, Inc., Class A *	253	30,921
Zoom Communications, Inc., Class A *	1,390	119,968
		150,889
Specialized REITs — 3.3%
Crown Castle, Inc.	1,096	83,042
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	13

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — continued
Gaming and Leisure Properties, Inc.	1,079	48,055
Public Storage	342	108,764
SBA Communications Corp.	717	126,491
		366,352
Specialty Retail — 2.7%
AutoZone, Inc. *	36	116,329
Ross Stores, Inc.	241	51,292
Tractor Supply Co.	2,436	77,001
Ulta Beauty, Inc. *	120	54,084
		298,706
Technology Hardware, Storage & Peripherals — 0.8%
Hewlett Packard Enterprise Co.	2,015	90,893
Textiles, Apparel & Luxury Goods — 0.9%
Ralph Lauren Corp.	244	97,993
Trading Companies & Distributors — 1.6%
Ferguson Enterprises, Inc.	396	93,928
United Rentals, Inc.	80	90,558
		184,486
Water Utilities — 0.5%
Essential Utilities, Inc.	1,336	51,190
Total Common Stocks (Cost $7,450,040)		10,943,316
Short-Term Investments — 4.3%
Investment Companies — 4.3%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $476,117)	476,115	476,115
INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $5,540)	5,540	5,540
Total Short-Term Investments (Cost $481,657)		481,655
Total Investments — 102.3% (Cost $7,931,697)		11,424,971
Liabilities in Excess of Other Assets — (2.3)%		(260,934)
NET ASSETS — 100.0%		11,164,037

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $5,252 (See Note 2.C.).
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 100.1%
Aerospace & Defense — 1.7%
General Dynamics Corp.	193	68,217
RTX Corp.	388	73,701
		141,918
Air Freight & Logistics — 0.7%
FedEx Corp.	185	57,955
Banks — 6.9%
Bank of America Corp.	1,823	103,878
Fifth Third Bancorp	1,381	77,868
First Citizens BancShares, Inc., Class A	23	47,465
M&T Bank Corp.	434	103,196
Regions Financial Corp.	1,595	48,175
Wells Fargo & Co.	2,480	204,983
		585,565
Biotechnology — 3.6%
AbbVie, Inc.	722	181,833
Regeneron Pharmaceuticals, Inc.	138	85,951
Vertex Pharmaceuticals, Inc. *	77	38,101
		305,885
Broadline Retail — 5.2%
Amazon.com, Inc. *	1,857	442,528
Building Products — 1.1%
Carlisle Cos., Inc.	92	33,615
Hayward Holdings, Inc. *	3,671	63,540
		97,155
Capital Markets — 4.1%
Charles Schwab Corp. (The)	774	71,439
Morgan Stanley	346	72,269
Raymond James Financial, Inc.	371	56,383
State Street Corp.	887	150,453
		350,544
Chemicals — 0.5%
PPG Industries, Inc.	375	45,467
Construction & Engineering — 1.3%
WillScot Holdings Corp. (a)	3,715	107,224
Construction Materials — 0.5%
Martin Marietta Materials, Inc.	74	42,606
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Finance — 2.3%
American Express Co.	111	37,407
Capital One Financial Corp.	804	161,352
		198,759
Consumer Staples Distribution & Retail — 1.2%
BJ's Wholesale Club Holdings, Inc. *	596	51,966
Performance Food Group Co. *	449	50,185
		102,151
Containers & Packaging — 2.2%
Packaging Corp. of America	298	71,036
Silgan Holdings, Inc.	1,244	57,695
Smurfit Westrock plc	1,305	60,394
		189,125
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	2,675	55,371
Electric Utilities — 2.7%
NextEra Energy, Inc.	988	86,707
PG&E Corp.	3,296	55,444
Xcel Energy, Inc.	1,139	91,486
		233,637
Electrical Equipment — 2.4%
Eaton Corp. plc	293	124,806
Emerson Electric Co.	528	75,561
		200,367
Electronic Equipment, Instruments & Components — 1.9%
CDW Corp.	400	56,289
Jabil, Inc.	168	64,477
TD SYNNEX Corp.	138	36,919
		157,685
Entertainment — 1.6%
Walt Disney Co. (The)	1,066	102,600
Warner Music Group Corp., Class A	1,122	30,365
		132,965
Financial Services — 4.3%
Berkshire Hathaway, Inc., Class B *	433	216,474
Corpay, Inc. *	250	83,508
MGIC Investment Corp.	2,213	62,398
		362,380
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	15

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food Products — 1.4%
Mondelez International, Inc., Class A	978	56,575
Post Holdings, Inc. *	725	63,940
		120,515
Ground Transportation — 2.0%
Fedex Freight Holding Co., Inc. *	93	13,974
JB Hunt Transport Services, Inc.	216	62,529
Union Pacific Corp.	336	91,532
		168,035
Health Care Equipment & Supplies — 0.9%
Boston Scientific Corp. *	441	18,834
Medtronic plc	785	61,388
		80,222
Health Care Providers & Services — 5.6%
Cencora, Inc.	371	104,921
Cigna Group (The)	373	102,814
HCA Healthcare, Inc.	139	54,233
Henry Schein, Inc. *	794	66,338
Labcorp Holdings, Inc.	342	95,894
UnitedHealth Group, Inc.	117	48,587
		472,787
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	520	12,322
Hotels, Restaurants & Leisure — 2.7%
Booking Holdings, Inc.	548	97,758
Darden Restaurants, Inc.	163	33,479
McDonald's Corp.	356	96,262
		227,499
Household Durables — 0.5%
Mohawk Industries, Inc. *	347	42,086
Household Products — 0.8%
Procter & Gamble Co. (The)	467	68,520
Insurance — 4.3%
Aon plc, Class A	103	34,254
Arch Capital Group Ltd. *	316	30,702
Chubb Ltd.	162	55,048
Kinsale Capital Group, Inc.	135	44,370
Loews Corp.	884	100,123
Marsh & McLennan Cos., Inc.	278	46,383
Travelers Cos., Inc. (The)	174	57,283
		368,163
INVESTMENTS	SHARES (000)	VALUE ($000)

Interactive Media & Services — 1.4%
Meta Platforms, Inc., Class A	211	119,113
IT Services — 1.3%
Accenture plc, Class A	332	41,356
International Business Machines Corp.	240	67,410
		108,766
Life Sciences Tools & Services — 0.7%
IQVIA Holdings, Inc. *	323	62,391
Machinery — 2.4%
Dover Corp.	508	114,038
Gates Industrial Corp. plc *	984	27,515
Middleby Corp. (The) *	370	63,691
		205,244
Media — 1.3%
Nexstar Media Group, Inc.	322	57,480
Omnicom Group, Inc.	764	55,626
		113,106
Multi-Utilities — 0.4%
Public Service Enterprise Group, Inc.	372	30,160
Oil, Gas & Consumable Fuels — 3.9%
Chevron Corp.	465	77,083
ConocoPhillips	649	67,436
EOG Resources, Inc.	630	81,792
EQT Corp.	423	22,470
Kinder Morgan, Inc.	1,025	32,759
Williams Cos., Inc. (The)	619	46,047
		327,587
Passenger Airlines — 0.7%
Southwest Airlines Co.	1,234	63,448
Personal Care Products — 0.6%
elf Beauty, Inc. *	731	54,119
Pharmaceuticals — 2.7%
Johnson & Johnson	515	130,837
Merck & Co., Inc.	763	97,978
		228,815
Professional Services — 1.7%
Andersen Group, Inc., Class A * (a)	577	21,750
Booz Allen Hamilton Holding Corp., Class A	522	31,688
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — continued
Paylocity Holding Corp. *	251	26,194
TransUnion	847	61,140
		140,772
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A *	186	25,058
CoStar Group, Inc. *	761	21,538
		46,596
Residential REITs — 2.0%
American Homes 4 Rent, Class A	1,590	53,276
AvalonBay Communities, Inc.	160	30,223
Mid-America Apartment Communities, Inc.	616	85,586
		169,085
Retail REITs — 0.7%
Regency Centers Corp.	763	60,866
Semiconductors & Semiconductor Equipment — 3.3%
Analog Devices, Inc.	158	62,913
QUALCOMM, Inc.	203	37,601
Texas Instruments, Inc.	522	155,473
Universal Display Corp.	288	24,900
		280,887
Software — 0.8%
Microsoft Corp.	179	66,802
Specialized REITs — 2.1%
Equinix, Inc.	41	43,165
Public Storage	205	65,204
Rayonier, Inc.	1,610	34,265
SBA Communications Corp.	199	35,055
		177,689
Specialty Retail — 2.7%
AutoZone, Inc. *	16	51,413
Best Buy Co., Inc.	728	55,241
Lowe's Cos., Inc.	401	88,410
Tractor Supply Co.	955	30,203
		225,267
Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	832	240,693
Hewlett Packard Enterprise Co.	2,782	125,492
Western Digital Corp.	142	90,923
		457,108
INVESTMENTS	SHARES (000)	VALUE ($000)

Textiles, Apparel & Luxury Goods — 1.1%
Columbia Sportswear Co.	805	49,743
Kontoor Brands, Inc.	498	41,510
		91,253
Tobacco — 1.2%
Philip Morris International, Inc.	575	103,973
Total Common Stocks (Cost $5,592,268)		8,502,483
Short-Term Investments — 1.3%
Investment Companies — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $106,552)	106,547	106,547
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $7,414)	7,414	7,414
Total Short-Term Investments (Cost $113,966)		113,961
Total Investments — 101.4% (Cost $5,706,234)		8,616,444
Liabilities in Excess of Other Assets — (1.4)%		(120,048)
NET ASSETS — 100.0%		8,496,396

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $7,195 (See Note 2.C.).
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	17

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2026
(Amounts in thousands, except per share amounts)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$22,166,248	$6,139,252	$13,109,547
Investments in affiliates, at value	256,097	180,010	80,124
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	293,087	24,373	158,171
Cash	2	1,185	— (a)
Receivables:
Due from custodian	—	—	230,796
Investment securities sold	—	5,092	44,187
Fund shares sold	40,474	2,893	10,967
Dividends from non-affiliates	3,660	4,485	2,852
Dividends from affiliates	388	316	189
Securities lending income (See Note 2.C.)	78	11	59
Other assets	—	6	—
Total Assets	22,760,034	6,357,623	13,636,892
LIABILITIES:
Payables:
Investment securities purchased	—	87,387	230,796
Collateral received on securities loaned (See Note 2.C.)	293,087	24,373	158,171
Fund shares redeemed	86,160	8,076	26,071
Accrued liabilities:
Investment advisory fees	8,256	2,619	6,016
Administration fees	470	142	595
Distribution fees	1,444	208	344
Service fees	2,379	297	614
Custodian and accounting fees	155	44	84
Trustees’ and Chief Compliance Officer’s fees	—	— (a)	—
Other	675	262	468
Total Liabilities	392,626	123,408	423,159
Net Assets	$22,367,408	$6,234,215	$13,213,733

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$8,436,609	$4,261,304	$8,734,491
Total distributable earnings (loss)	13,930,799	1,972,911	4,479,242
Total Net Assets	$22,367,408	$6,234,215	$13,213,733
Net Assets:
Class A	$4,906,705	$980,715	$1,438,124
Class C	711,498	16,511	41,555
Class I	6,610,850	559,476	2,395,171
Class R2	11,966	4,315	60,976
Class R3	43,732	—	62,599
Class R4	43,761	—	43,622
Class R5	109,481	9,857	642,469
Class R6	9,929,415	4,663,341	8,529,217
Total	$22,367,408	$6,234,215	$13,213,733
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	119,964	14,293	34,191
Class C	23,658	263	1,700
Class I	149,710	7,924	43,558
Class R2	302	65	1,291
Class R3	1,073	—	1,186
Class R4	991	—	799
Class R5	2,368	139	11,341
Class R6	210,884	65,880	148,542
Net Asset Value (a):
Class A — Redemption price per share	$40.90	$68.61	$42.06
Class C — Offering price per share (b)	30.07	62.88	24.43
Class I — Offering and redemption price per share	44.16	70.60	54.99
Class R2 — Offering and redemption price per share	39.58	66.81	47.24
Class R3 — Offering and redemption price per share	40.79	—	52.78
Class R4 — Offering and redemption price per share	44.16	—	54.56
Class R5 — Offering and redemption price per share	46.23	70.87	56.65
Class R6 — Offering and redemption price per share	47.08	70.79	57.42
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$43.17	$72.41	$44.39
Cost of investments in non-affiliates	$12,077,756	$4,623,447	$10,018,673
Cost of investments in affiliates	256,090	180,009	80,121
Investment securities on loan, at value (See Note 2.C.)	293,910	24,298	160,196
Cost of investment of cash collateral (See Note 2.C.)	293,087	24,373	158,171

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	19

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2026 (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
ASSETS:
Investments in non-affiliates, at value	$10,943,316	$8,502,483
Investments in affiliates, at value	476,115	106,547
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	5,540	7,414
Cash	— (a)	—
Receivables:
Fund shares sold	7,086	1,182
Interest from non-affiliates	386	—
Dividends from non-affiliates	10,605	9,636
Dividends from affiliates	723	330
Tax reclaims	—	89
Securities lending income (See Note 2.C.)	1	3
Total Assets	11,443,772	8,627,684
LIABILITIES:
Payables:
Due to custodian	—	— (a)
Investment securities purchased	252,410	—
Collateral received on securities loaned (See Note 2.C.)	5,540	7,414
Fund shares redeemed	15,176	119,124
Accrued liabilities:
Investment advisory fees	4,859	3,139
Administration fees	294	291
Distribution fees	269	342
Service fees	763	663
Custodian and accounting fees	81	60
Trustees’ and Chief Compliance Officer’s fees	—	— (a)
Other	343	255
Total Liabilities	279,735	131,288
Net Assets	$11,164,037	$8,496,396

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
NET ASSETS:
Paid-in-Capital	$6,266,350	$4,545,597
Total distributable earnings (loss)	4,897,687	3,950,799
Total Net Assets	$11,164,037	$8,496,396
Net Assets:
Class A	$1,050,324	$1,295,295
Class C	25,370	127,085
Class I	1,371,047	1,558,065
Class L	3,215,740	1,161,504
Class R2	72,938	714
Class R3	57,239	2,784
Class R4	26,691	293
Class R5	54,556	17,880
Class R6	5,290,132	4,332,776
Total	$11,164,037	$8,496,396
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	31,178	32,543
Class C	819	3,194
Class I	39,605	38,679
Class L	90,410	28,779
Class R2	2,402	18
Class R3	1,734	72
Class R4	779	7
Class R5	1,539	445
Class R6	148,828	107,564
Net Asset Value (a):
Class A — Redemption price per share	$33.69	$39.80
Class C — Offering price per share (b)	30.98	39.79
Class I — Offering and redemption price per share	34.62	40.28
Class L — Offering and redemption price per share	35.57	40.36
Class R2 — Offering and redemption price per share	30.37	38.83
Class R3 — Offering and redemption price per share	33.01	38.94
Class R4 — Offering and redemption price per share	34.22	40.73
Class R5 — Offering and redemption price per share	35.46	40.23
Class R6 — Offering and redemption price per share	35.55	40.28
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$35.56	$42.01
Cost of investments in non-affiliates	$7,450,040	$5,592,268
Cost of investments in affiliates	476,117	106,552
Investment securities on loan, at value (See Note 2.C.)	5,252	7,195
Cost of investment of cash collateral (See Note 2.C.)	5,540	7,414

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	21

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2026
(Amounts in thousands)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$9	$4
Interest income from affiliates	— (a)	1	2
Dividend income from non-affiliates	108,653	71,798	42,881
Dividend income from affiliates	7,715	5,555	4,943
Income from securities lending (net) (See Note 2.C.)	389	276	1,706
Total investment income	116,757	77,639	49,536
EXPENSES:
Investment advisory fees	112,343	34,952	74,840
Administration fees	13,085	4,369	8,737
Distribution fees:
Class A	11,934	2,310	3,552
Class C	5,666	126	333
Class R2	61	24	285
Class R3	113	—	150
Service fees:
Class A	11,934	2,310	3,552
Class C	1,889	42	111
Class I	16,619	1,907	5,883
Class R2	30	12	143
Class R3	113	—	150
Class R4	107	—	102
Class R5	146	9	577
Custodian and accounting fees	608	180	339
Interest expense to affiliates	6	1	1
Professional fees	668	98	292
Trustees’ and Chief Compliance Officer’s fees	67	36	49
Printing and mailing costs	1,038	814	504
Registration and filing fees	440	248	303
Transfer agency fees (See Note 2.G.)	490	124	528
Other	229	56	100
Total expenses	177,586	47,618	100,531
Less fees waived	(18,019)	(6,218)	(7,066)
Less expense reimbursements	(27)	(16)	(21)
Net expenses	159,540	41,384	93,444
Net investment income (loss)	(42,783)	36,255	(43,908)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$4,710,133	$626,258	$1,649,405
Investments in affiliates	— (a)	(13)	(12)
Net realized gain (loss)	4,710,133	626,245	1,649,393
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(1,617,773)	164,018	(118,721)
Investments in affiliates	(13)	(15)	(3)
Change in net unrealized appreciation/depreciation	(1,617,786)	164,003	(118,724)
Net realized/unrealized gains (losses)	3,092,347	790,248	1,530,669
Change in net assets resulting from operations	$3,049,564	$826,503	$1,486,761

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	23

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2026 (continued)
(Amounts in thousands)

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$16	$—
Dividend income from non-affiliates	188,517	163,848
Dividend income from affiliates	11,300	6,727
Income from securities lending (net) (See Note 2.C.)	21	81
Total investment income	199,854	170,656
EXPENSES:
Investment advisory fees	70,126	43,610
Administration fees	8,346	6,542
Distribution fees:
Class A	2,695	3,222
Class C	204	1,023
Class R2	344	3
Class R3	165	6
Service fees:
Class A	2,695	3,222
Class C	68	341
Class I	3,694	3,870
Class L	3,784	1,214
Class R2	172	2
Class R3	165	6
Class R4	70	1
Class R5	53	17
Custodian and accounting fees	328	243
Interest expense to affiliates	3	—
Professional fees	101	111
Trustees’ and Chief Compliance Officer’s fees	48	42
Printing and mailing costs	543	315
Registration and filing fees	543	198
Transfer agency fees (See Note 2.G.)	266	178
Other	229	81
Total expenses	94,642	64,247
Less fees waived	(10,845)	(8,123)
Less expense reimbursements	(97)	(51)
Net expenses	83,700	56,073
Net investment income (loss)	116,154	114,583
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$2,461,516	$1,395,712
Investments in affiliates	(24)	32
Net realized gain (loss)	2,461,492	1,395,744
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(844,387)	(137,398)
Investments in affiliates	(22)	(19)
Change in net unrealized appreciation/depreciation	(844,409)	(137,417)
Net realized/unrealized gains (losses)	1,617,083	1,258,327
Change in net assets resulting from operations	$1,733,237	$1,372,910
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	25

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(42,783)	$(33,032)	$36,255	$33,464
Net realized gain (loss)	4,710,133	2,453,581	626,245	263,741
Change in net unrealized appreciation/depreciation	(1,617,786)	485,533	164,003	239,869
Change in net assets resulting from operations	3,049,564	2,906,082	826,503	537,074
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(552,928)	(262,842)	(53,495)	(36,334)
Class C	(117,618)	(59,325)	(1,004)	(736)
Class I	(730,684)	(353,826)	(45,375)	(44,498)
Class R2	(1,390)	(766)	(286)	(138)
Class R3	(5,417)	(2,349)	—	—
Class R4	(4,554)	(2,615)	—	—
Class R5	(17,623)	(8,928)	(448)	(583)
Class R6	(1,039,317)	(516,178)	(244,553)	(149,946)
Total distributions to shareholders	(2,469,531)	(1,206,829)	(345,161)	(232,235)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(376,839)	167,440	216,128	700,425
NET ASSETS:
Change in net assets	203,194	1,866,693	697,470	1,005,264
Beginning of period	22,164,214	20,297,521	5,536,745	4,531,481
End of period	$22,367,408	$22,164,214	$6,234,215	$5,536,745
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(43,908)	$(26,396)	$116,154	$140,776
Net realized gain (loss)	1,649,393	992,942	2,461,492	2,128,327
Change in net unrealized appreciation/depreciation	(118,724)	711,263	(844,409)	(904,329)
Change in net assets resulting from operations	1,486,761	1,677,809	1,733,237	1,364,774
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(159,110)	(121,831)	(194,655)	(133,539)
Class C	(8,024)	(6,824)	(5,196)	(3,808)
Class I	(204,976)	(165,054)	(271,461)	(195,931)
Class L	—	—	(664,648)	(586,192)
Class R2	(5,528)	(4,297)	(13,050)	(8,074)
Class R3	(5,300)	(4,554)	(13,485)	(8,606)
Class R4	(3,281)	(2,800)	(5,289)	(3,301)
Class R5	(47,303)	(37,156)	(9,459)	(5,826)
Class R6	(644,491)	(470,907)	(914,430)	(526,782)
Total distributions to shareholders	(1,078,013)	(813,423)	(2,091,673)	(1,472,059)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	213,958	902,815	(1,016,347)	(246,834)
NET ASSETS:
Change in net assets	622,706	1,767,201	(1,374,783)	(354,119)
Beginning of period	12,591,027	10,823,826	12,538,820	12,892,939
End of period	$13,213,733	$12,591,027	$11,164,037	$12,538,820
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	27

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

JPMorgan Value Advantage Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$114,583	$142,273
Net realized gain (loss)	1,395,744	1,100,865
Change in net unrealized appreciation/depreciation	(137,417)	(110,846)
Change in net assets resulting from operations	1,372,910	1,132,292
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(147,672)	(131,482)
Class C	(15,228)	(15,290)
Class I	(180,341)	(166,190)
Class L	(139,407)	(132,239)
Class R2	(73)	(62)
Class R3	(272)	(253)
Class R4	(38)	(60)
Class R5	(1,856)	(1,839)
Class R6	(557,158)	(426,158)
Total distributions to shareholders	(1,042,045)	(873,573)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(777,323)	(61,678)
NET ASSETS:
Change in net assets	(446,458)	197,041
Beginning of period	8,942,854	8,745,813
End of period	$8,496,396	$8,942,854
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$512,054	$589,013	$124,785	$161,295
Distributions reinvested	535,905	255,115	53,424	36,288
Cost of shares redeemed	(833,407)	(664,372)	(167,561)	(122,015)
Change in net assets resulting from Class A capital transactions	214,552	179,756	10,648	75,568
Class C
Proceeds from shares issued	127,317	118,259	1,646	4,293
Distributions reinvested	115,714	58,107	1,000	735
Cost of shares redeemed	(267,679)	(234,303)	(4,174)	(4,114)
Change in net assets resulting from Class C capital transactions	(24,648)	(57,937)	(1,528)	914
Class I
Proceeds from shares issued	939,643	1,280,992	114,660	534,067
Distributions reinvested	678,653	329,001	45,276	44,445
Cost of shares redeemed	(1,707,745)	(1,429,131)	(736,788)	(622,288)
Change in net assets resulting from Class I capital transactions	(89,449)	180,862	(576,852)	(43,776)
Class R2
Proceeds from shares issued	2,059	2,440	1,912	1,669
Distributions reinvested	1,390	765	286	138
Cost of shares redeemed	(5,429)	(1,975)	(2,339)	(216)
Change in net assets resulting from Class R2 capital transactions	(1,980)	1,230	(141)	1,591
Class R3
Proceeds from shares issued	10,478	20,248	—	—
Distributions reinvested	3,488	1,433	—	—
Cost of shares redeemed	(13,754)	(11,180)	—	—
Change in net assets resulting from Class R3 capital transactions	212	10,501	—	—
Class R4
Proceeds from shares issued	4,373	4,788	—	—
Distributions reinvested	4,554	2,615	—	—
Cost of shares redeemed	(14,683)	(6,784)	—	—
Change in net assets resulting from Class R4 capital transactions	(5,756)	619	—	—
Class R5
Proceeds from shares issued	24,515	68,872	1,854	888
Distributions reinvested	12,556	6,672	448	583
Cost of shares redeemed	(100,088)	(41,779)	(6,243)	(860)
Change in net assets resulting from Class R5 capital transactions	(63,017)	33,765	(3,941)	611
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	29

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$1,689,531	$1,932,271	$1,391,812	$1,261,772
Distributions reinvested	1,036,204	513,688	244,175	149,682
Cost of shares redeemed	(3,132,488)	(2,627,315)	(848,045)	(745,937)
Change in net assets resulting from Class R6 capital transactions	(406,753)	(181,356)	787,942	665,517
Total change in net assets resulting from capital transactions	$(376,839)	$167,440	$216,128	$700,425
SHARE TRANSACTIONS:
Class A
Issued	12,780	15,714	1,936	2,597
Reinvested	13,581	6,530	846	561
Redeemed	(20,840)	(17,883)	(2,602)	(1,972)
Change in Class A Shares	5,521	4,361	180	1,186
Class C
Issued	4,176	4,081	29	73
Reinvested	3,978	1,930	17	13
Redeemed	(9,047)	(8,089)	(71)	(72)
Change in Class C Shares	(893)	(2,078)	(25)	14
Class I
Issued	21,788	32,251	1,734	8,179
Reinvested	15,953	7,893	697	671
Redeemed	(39,840)	(36,392)	(11,165)	(9,985)
Change in Class I Shares	(2,099)	3,752	(8,734)	(1,135)
Class R2
Issued	54	67	30	28
Reinvested	36	20	5	2
Redeemed	(136)	(53)	(38)	(3)
Change in Class R2 Shares	(46)	34	(3)	27
Class R3
Issued	260	530	—	—
Reinvested	89	37	—	—
Redeemed	(349)	(309)	—	—
Change in Class R3 Shares	—	258	—	—
Class R4
Issued	102	121	—	—
Reinvested	107	63	—	—
Redeemed	(339)	(168)	—	—
Change in Class R4 Shares	(130)	16	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Issued	538	1,651	28	14
Reinvested	282	154	7	9
Redeemed	(2,249)	(1,011)	(94)	(14)
Change in Class R5 Shares	(1,429)	794	(59)	9
Class R6
Issued	37,013	46,586	21,017	19,708
Reinvested	22,874	11,675	3,750	2,257
Redeemed	(68,309)	(63,506)	(12,740)	(11,773)
Change in Class R6 Shares	(8,422)	(5,245)	12,027	10,192
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	31

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$145,098	$130,219	$88,857	$113,173
Distributions reinvested	154,591	117,772	182,610	125,354
Cost of shares redeemed	(307,539)	(237,818)	(310,650)	(249,848)
Change in net assets resulting from Class A capital transactions	(7,850)	10,173	(39,183)	(11,321)
Class C
Proceeds from shares issued	5,524	7,843	2,701	3,104
Distributions reinvested	7,892	6,688	5,075	3,701
Cost of shares redeemed	(16,892)	(16,943)	(10,049)	(12,464)
Change in net assets resulting from Class C capital transactions	(3,476)	(2,412)	(2,273)	(5,659)
Class I
Proceeds from shares issued	493,330	594,299	169,097	178,446
Distributions reinvested	201,540	158,988	255,719	185,190
Cost of shares redeemed	(813,067)	(854,065)	(581,466)	(494,348)
Change in net assets resulting from Class I capital transactions	(118,197)	(100,778)	(156,650)	(130,712)
Class L
Proceeds from shares issued	—	—	289,031	457,110
Distributions reinvested	—	—	622,207	553,376
Cost of shares redeemed	—	—	(2,177,991)	(1,833,787)
Change in net assets resulting from Class L capital transactions	—	—	(1,266,753)	(823,301)
Class R2
Proceeds from shares issued	11,905	12,062	9,570	10,511
Distributions reinvested	5,526	4,297	13,017	8,055
Cost of shares redeemed	(15,612)	(15,189)	(13,535)	(15,996)
Change in net assets resulting from Class R2 capital transactions	1,819	1,170	9,052	2,570
Class R3
Proceeds from shares issued	15,302	15,083	7,877	9,893
Distributions reinvested	5,224	4,462	12,829	8,203
Cost of shares redeemed	(25,280)	(20,196)	(33,225)	(17,403)
Change in net assets resulting from Class R3 capital transactions	(4,754)	(651)	(12,519)	693
Class R4
Proceeds from shares issued	11,366	9,799	4,721	2,225
Distributions reinvested	3,281	2,800	5,289	3,301
Cost of shares redeemed	(13,445)	(12,794)	(10,046)	(7,871)
Change in net assets resulting from Class R4 capital transactions	1,202	(195)	(36)	(2,345)
Class R5
Proceeds from shares issued	152,119	94,737	6,815	8,015
Distributions reinvested	44,184	34,572	9,433	5,811
Cost of shares redeemed	(141,416)	(134,800)	(12,926)	(10,297)
Change in net assets resulting from Class R5 capital transactions	54,887	(5,491)	3,322	3,529
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$1,602,230	$1,881,493	$1,794,797	$1,242,415
Distributions reinvested	631,042	462,467	806,813	473,479
Cost of shares redeemed	(1,942,945)	(1,342,961)	(2,152,917)	(996,182)
Change in net assets resulting from Class R6 capital transactions	290,327	1,000,999	448,693	719,712
Total change in net assets resulting from capital transactions	$213,958	$902,815	$(1,016,347)	$(246,834)
SHARE TRANSACTIONS:
Class A
Issued	3,545	3,286	2,663	3,109
Reinvested	3,932	2,835	5,907	3,417
Redeemed	(7,797)	(5,982)	(9,278)	(6,816)
Change in Class A Shares	(320)	139	(708)	(290)
Class C
Issued	226	300	88	90
Reinvested	345	256	179	108
Redeemed	(712)	(670)	(327)	(363)
Change in Class C Shares	(141)	(114)	(60)	(165)
Class I
Issued	9,433	11,926	4,979	4,708
Reinvested	3,926	3,014	8,043	4,940
Redeemed	(15,661)	(17,125)	(17,179)	(13,283)
Change in Class I Shares	(2,302)	(2,185)	(4,157)	(3,635)
Class L
Issued	—	—	8,330	12,047
Reinvested	—	—	19,048	14,438
Redeemed	—	—	(61,302)	(47,977)
Change in Class L Shares	—	—	(33,924)	(21,492)
Class R2
Issued	265	271	321	311
Reinvested	125	93	466	238
Redeemed	(343)	(345)	(444)	(467)
Change in Class R2 Shares	47	19	343	82
Class R3
Issued	311	312	242	275
Reinvested	106	87	423	227
Redeemed	(504)	(421)	(1,049)	(477)
Change in Class R3 Shares	(87)	(22)	(384)	25
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	33

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R4
Issued	223	196	136	60
Reinvested	64	53	168	89
Redeemed	(254)	(255)	(302)	(210)
Change in Class R4 Shares	33	(6)	2	(61)
Class R5
Issued	2,875	1,834	190	215
Reinvested	836	639	290	152
Redeemed	(2,653)	(2,608)	(366)	(274)
Change in Class R5 Shares	1,058	(135)	114	93
Class R6
Issued	29,715	36,135	50,144	33,058
Reinvested	11,784	8,450	24,706	12,363
Redeemed	(35,622)	(25,860)	(60,596)	(26,204)
Change in Class R6 Shares	5,877	18,725	14,254	19,217
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

	JPMorgan Value Advantage Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$86,623	$133,603
Distributions reinvested	142,547	126,924
Cost of shares redeemed	(301,900)	(305,380)
Change in net assets resulting from Class A capital transactions	(72,730)	(44,853)
Class C
Proceeds from shares issued	16,758	22,561
Distributions reinvested	15,032	14,960
Cost of shares redeemed	(57,279)	(65,216)
Change in net assets resulting from Class C capital transactions	(25,489)	(27,695)
Class I
Proceeds from shares issued	222,623	353,513
Distributions reinvested	167,768	155,404
Cost of shares redeemed	(467,844)	(590,497)
Change in net assets resulting from Class I capital transactions	(77,453)	(81,580)
Class L
Proceeds from shares issued	145,304	160,555
Distributions reinvested	129,662	123,810
Cost of shares redeemed	(493,019)	(300,858)
Change in net assets resulting from Class L capital transactions	(218,053)	(16,493)
Class R2
Proceeds from shares issued	59	247
Distributions reinvested	73	62
Cost of shares redeemed	(35)	(174)
Change in net assets resulting from Class R2 capital transactions	97	135
Class R3
Proceeds from shares issued	566	780
Distributions reinvested	242	169
Cost of shares redeemed	(502)	(738)
Change in net assets resulting from Class R3 capital transactions	306	211
Class R4
Proceeds from shares issued	10	288
Distributions reinvested	38	60
Cost of shares redeemed	(362)	(63)
Change in net assets resulting from Class R4 capital transactions	(314)	285
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	35

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Value Advantage Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$2,688	$1,026
Distributions reinvested	1,856	1,839
Cost of shares redeemed	(6,297)	(2,196)
Change in net assets resulting from Class R5 capital transactions	(1,753)	669
Class R6
Proceeds from shares issued	528,880	669,082
Distributions reinvested	556,381	425,467
Cost of shares redeemed	(1,467,195)	(986,906)
Change in net assets resulting from Class R6 capital transactions	(381,934)	107,643
Total change in net assets resulting from capital transactions	$(777,323)	$(61,678)
SHARE TRANSACTIONS:
Class A
Issued	2,276	3,443
Reinvested	3,885	3,283
Redeemed	(7,932)	(7,882)
Change in Class A Shares	(1,771)	(1,156)
Class C
Issued	438	577
Reinvested	411	387
Redeemed	(1,507)	(1,689)
Change in Class C Shares	(658)	(725)
Class I
Issued	5,820	8,931
Reinvested	4,516	3,980
Redeemed	(12,191)	(15,215)
Change in Class I Shares	(1,855)	(2,304)
Class L
Issued	3,749	4,138
Reinvested	3,483	3,167
Redeemed	(12,737)	(7,681)
Change in Class L Shares	(5,505)	(376)
Class R2
Issued	2	4
Reinvested	2	2
Redeemed	(1)	(4)
Change in Class R2 Shares	3	2
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

	JPMorgan Value Advantage Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R3
Issued	16	20
Reinvested	7	4
Redeemed	(14)	(19)
Change in Class R3 Shares	9	5
Class R4
Issued	— (a)	8
Reinvested	1	1
Redeemed	(9)	(2)
Change in Class R4 Shares	(8)	7
Class R5
Issued	70	27
Reinvested	50	47
Redeemed	(160)	(56)
Change in Class R5 Shares	(40)	18
Class R6
Issued	13,717	17,172
Reinvested	14,974	10,907
Redeemed	(38,435)	(24,399)
Change in Class R6 Shares	(9,744)	3,680

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	37

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net realized gain	Net asset value, end of period
JPMorgan Growth Advantage Fund
Class A
Year Ended June 30, 2026	$40.30	$(0.19)	$5.71	$5.52	$(4.92)	$40.90
Year Ended June 30, 2025	37.28	(0.16)	5.57	5.41	(2.39)	40.30
Year Ended June 30, 2024	28.14	(0.13)	9.47	9.34	(0.20)	37.28
Year Ended June 30, 2023	22.52	(0.08)	5.79	5.71	(0.09)	28.14
Year Ended June 30, 2022	33.66	(0.16)	(6.04)	(6.20)	(4.94)	22.52
Class C
Year Ended June 30, 2026	30.96	(0.29)	4.32	4.03	(4.92)	30.07
Year Ended June 30, 2025	29.27	(0.27)	4.35	4.08	(2.39)	30.96
Year Ended June 30, 2024	22.25	(0.22)	7.44	7.22	(0.20)	29.27
Year Ended June 30, 2023	17.91	(0.16)	4.59	4.43	(0.09)	22.25
Year Ended June 30, 2022	27.83	(0.26)	(4.72)	(4.98)	(4.94)	17.91
Class I
Year Ended June 30, 2026	43.05	(0.09)	6.12	6.03	(4.92)	44.16
Year Ended June 30, 2025	39.58	(0.08)	5.94	5.86	(2.39)	43.05
Year Ended June 30, 2024	29.79	(0.05)	10.04	9.99	(0.20)	39.58
Year Ended June 30, 2023	23.78	(0.02)	6.12	6.10	(0.09)	29.79
Year Ended June 30, 2022	35.20	(0.09)	(6.39)	(6.48)	(4.94)	23.78
Class R2
Year Ended June 30, 2026	39.24	(0.29)	5.55	5.26	(4.92)	39.58
Year Ended June 30, 2025	36.44	(0.26)	5.45	5.19	(2.39)	39.24
Year Ended June 30, 2024	27.58	(0.21)	9.27	9.06	(0.20)	36.44
Year Ended June 30, 2023	22.14	(0.14)	5.67	5.53	(0.09)	27.58
Year Ended June 30, 2022	33.24	(0.21)	(5.95)	(6.16)	(4.94)	22.14
Class R3
Year Ended June 30, 2026	40.21	(0.19)	5.69	5.50	(4.92)	40.79
Year Ended June 30, 2025	37.20	(0.17)	5.57	5.40	(2.39)	40.21
Year Ended June 30, 2024	28.08	(0.13)	9.45	9.32	(0.20)	37.20
Year Ended June 30, 2023	22.48	(0.09)	5.78	5.69	(0.09)	28.08
Year Ended June 30, 2022	33.61	(0.14)	(6.05)	(6.19)	(4.94)	22.48
Class R4
Year Ended June 30, 2026	43.06	(0.10)	6.12	6.02	(4.92)	44.16
Year Ended June 30, 2025	39.59	(0.08)	5.94	5.86	(2.39)	43.06
Year Ended June 30, 2024	29.80	(0.06)	10.05	9.99	(0.20)	39.59
Year Ended June 30, 2023	23.79	(0.02)	6.12	6.10	(0.09)	29.80
Year Ended June 30, 2022	35.21	(0.10)	(6.38)	(6.48)	(4.94)	23.79
Class R5
Year Ended June 30, 2026	44.81	(0.04)	6.38	6.34	(4.92)	46.23
Year Ended June 30, 2025	41.05	(0.02)	6.17	6.15	(2.39)	44.81
Year Ended June 30, 2024	30.85	(0.01)	10.41	10.40	(0.20)	41.05
Year Ended June 30, 2023	24.59	0.01	6.34	6.35	(0.09)	30.85
Year Ended June 30, 2022	36.18	(0.05)	(6.60)	(6.65)	(4.94)	24.59
Class R6
Year Ended June 30, 2026	45.51	0.01 (d)	6.48	6.49	(4.92)	47.08
Year Ended June 30, 2025	41.62	0.02	6.26	6.28	(2.39)	45.51
Year Ended June 30, 2024	31.24	0.03	10.55	10.58	(0.20)	41.62
Year Ended June 30, 2023	24.88	0.04	6.41	6.45	(0.09)	31.24
Year Ended June 30, 2022	36.52	(0.01)	(6.69)	(6.70)	(4.94)	24.88

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

Ratios/Supplemental data
		Ratios to average net assets
Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

14.15%	$4,906,705	0.99%	(0.47)%	1.08%	51%
14.70	4,612,408	1.00	(0.44)	1.11	36
33.34	4,103,661	1.04	(0.41)	1.13	28
25.46	2,957,562	1.04	(0.34)	1.14	38
(22.53)	2,362,435	1.08	(0.54)	1.14	33

13.57	711,498	1.49	(0.97)	1.58	51
14.16	760,081	1.50	(0.94)	1.61	36
32.64	779,526	1.54	(0.91)	1.64	28
24.86	808,227	1.54	(0.84)	1.64	38
(22.90)	798,037	1.58	(1.05)	1.64	33

14.45	6,610,850	0.74	(0.22)	0.82	51
14.99	6,536,149	0.75	(0.19)	0.86	36
33.68	5,860,279	0.79	(0.16)	0.88	28
25.75	4,496,251	0.79	(0.09)	0.89	38
(22.33)	3,376,110	0.83	(0.29)	0.89	33

13.86	11,966	1.25	(0.73)	1.34	51
14.43	13,676	1.26	(0.70)	1.39	36
33.00	11,464	1.30	(0.67)	1.42	28
25.08	6,945	1.30	(0.60)	1.44	38
(22.71)	4,972	1.32	(0.75)	1.56	33

14.14	43,732	1.00	(0.48)	1.08	51
14.71	43,160	1.01	(0.45)	1.11	36
33.34	30,327	1.05	(0.42)	1.14	28
25.41	27,413	1.05	(0.36)	1.15	38
(22.54)	13,221	1.08	(0.50)	1.16	33

14.42	43,761	0.75	(0.23)	0.82	51
14.99	48,257	0.76	(0.20)	0.86	36
33.67	43,769	0.80	(0.17)	0.88	28
25.74	24,519	0.80	(0.09)	0.89	38
(22.32)	15,452	0.83	(0.30)	0.89	33

14.59	109,481	0.60	(0.08)	0.67	51
15.17	170,124	0.61	(0.05)	0.71	36
33.85	123,217	0.65	(0.02)	0.73	28
25.92	104,828	0.65	0.05	0.74	38
(22.18)	103,367	0.68	(0.15)	0.74	33

14.70	9,929,415	0.50	0.02 (d)	0.57	51
15.27	9,980,359	0.51	0.05	0.61	36
34.01	9,345,278	0.55	0.08	0.63	28
26.02	7,474,875	0.55	0.15	0.64	38
(22.11)	5,407,723	0.58	(0.03)	0.64	33

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	39

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Equity Fund
Class A
Year Ended June 30, 2026	$63.51	$0.16	$8.75	$8.91	$(0.19)	$(3.62)	$(3.81)
Year Ended June 30, 2025	59.22	0.19	6.84	7.03	(0.15)	(2.59)	(2.74)
Year Ended June 30, 2024	53.29	0.19	5.92	6.11	(0.18)	—	(0.18)
Year Ended June 30, 2023	48.06	0.16	6.37	6.53	(0.12)	(1.18)	(1.30)
Year Ended June 30, 2022	62.14	0.05	(9.53)	(9.48)	—	(4.60)	(4.60)
Class C
Year Ended June 30, 2026	58.60	(0.15)(d)	8.05	7.90	—	(3.62)	(3.62)
Year Ended June 30, 2025	54.96	(0.11)	6.34	6.23	—	(2.59)	(2.59)
Year Ended June 30, 2024	49.56	(0.08)	5.48	5.40	—	—	—
Year Ended June 30, 2023	44.88	(0.09)	5.95	5.86	—	(1.18)	(1.18)
Year Ended June 30, 2022	58.61	(0.25)	(8.88)	(9.13)	—	(4.60)	(4.60)
Class I
Year Ended June 30, 2026	65.18	0.31	9.02	9.33	(0.29)	(3.62)	(3.91)
Year Ended June 30, 2025	60.68	0.34	7.03	7.37	(0.28)	(2.59)	(2.87)
Year Ended June 30, 2024	54.58	0.34	6.05	6.39	(0.29)	—	(0.29)
Year Ended June 30, 2023	49.19	0.30	6.51	6.81	(0.24)	(1.18)	(1.42)
Year Ended June 30, 2022	63.43	0.20	(9.75)	(9.55)	(0.09)	(4.60)	(4.69)
Class R2
Year Ended June 30, 2026	62.02	— (e)	8.53	8.53	(0.12)	(3.62)	(3.74)
Year Ended June 30, 2025	57.97	0.04	6.68	6.72	(0.08)	(2.59)	(2.67)
Year Ended June 30, 2024	52.24	0.06	5.77	5.83	(0.10)	—	(0.10)
Year Ended June 30, 2023	47.19	0.06	6.22	6.28	(0.05)	(1.18)	(1.23)
Year Ended June 30, 2022	61.24	(0.09)	(9.36)	(9.45)	—	(4.60)	(4.60)
Class R5
Year Ended June 30, 2026	65.43	0.41	9.04	9.45	(0.39)	(3.62)	(4.01)
Year Ended June 30, 2025	60.91	0.45	7.03	7.48	(0.37)	(2.59)	(2.96)
Year Ended June 30, 2024	54.78	0.43	6.07	6.50	(0.37)	—	(0.37)
Year Ended June 30, 2023	49.42	0.44	6.47	6.91	(0.37)	(1.18)	(1.55)
Year Ended June 30, 2022	63.52	0.24	(9.74)	(9.50)	—	(4.60)	(4.60)
Class R6
Year Ended June 30, 2026	65.38	0.49	9.02	9.51	(0.48)	(3.62)	(4.10)
Year Ended June 30, 2025	60.86	0.51	7.03	7.54	(0.43)	(2.59)	(3.02)
Year Ended June 30, 2024	54.73	0.49	6.07	6.56	(0.43)	—	(0.43)
Year Ended June 30, 2023	49.32	0.43	6.53	6.96	(0.37)	(1.18)	(1.55)
Year Ended June 30, 2022	63.57	0.35	(9.78)	(9.43)	(0.22)	(4.60)	(4.82)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.

40

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$68.61	14.56%	$980,715	1.09%	0.25%	1.20%	97%
63.51	11.79	896,268	1.10	0.31	1.22	61
59.22	11.48	765,572	1.14	0.35	1.25	38
53.29	13.70	642,773	1.14	0.32	1.26	40
48.06	(16.58)	526,401	1.15	0.08	1.26	33

62.88	14.01	16,511	1.59	(0.25)(d)	1.72	97
58.60	11.24	16,870	1.60	(0.19)	1.73	61
54.96	10.90	15,065	1.64	(0.16)	1.77	38
49.56	13.16	14,923	1.64	(0.18)	1.78	40
44.88	(17.00)	13,761	1.65	(0.44)	1.77	33

70.60	14.86	559,476	0.84	0.47	0.95	97
65.18	12.08	1,085,716	0.85	0.54	0.97	61
60.68	11.74	1,079,673	0.89	0.60	1.00	38
54.58	13.99	995,077	0.89	0.58	1.01	40
49.19	(16.37)	802,716	0.90	0.33	1.02	33

66.81	14.27	4,315	1.35	0.00 (f)	1.53	97
62.02	11.52	4,185	1.36	0.07	1.60	61
57.97	11.18	2,395	1.39	0.11	1.66	38
52.24	13.43	1,546	1.39	0.11	1.68	40
47.19	(16.79)	552	1.40	(0.16)	1.66	33

70.87	15.01	9,857	0.70	0.62	0.80	97
65.43	12.24	12,959	0.71	0.70	0.82	61
60.91	11.91	11,519	0.74	0.75	0.85	38
54.78	14.15	10,068	0.74	0.84	0.86	40
49.42	(16.24)	1	0.74	0.39	0.91	33

70.79	15.14	4,663,341	0.60	0.74	0.70	97
65.38	12.36	3,520,747	0.61	0.80	0.72	61
60.86	12.03	2,657,257	0.64	0.85	0.75	38
54.73	14.28	1,893,374	0.64	0.83	0.76	40
49.32	(16.17)	1,285,957	0.65	0.59	0.76	33

41

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net realized gain
JPMorgan Mid Cap Growth Fund
Class A
Year Ended June 30, 2026	$42.00	$(0.28)	$5.02	$4.74	$(4.68)
Year Ended June 30, 2025	39.72	(0.23)	6.17	5.94	(3.66)
Year Ended June 30, 2024	35.03	(0.22)	4.91	4.69	—
Year Ended June 30, 2023	29.58	(0.18)	5.93	5.75	(0.30)
Year Ended June 30, 2022	46.20	(0.31)	(11.67)	(11.98)	(4.64)
Class C
Year Ended June 30, 2026	26.39	(0.29)	3.01	2.72	(4.68)
Year Ended June 30, 2025	26.27	(0.27)	4.05	3.78	(3.66)
Year Ended June 30, 2024	23.29	(0.26)	3.24	2.98	—
Year Ended June 30, 2023	19.86	(0.23)	3.96	3.73	(0.30)
Year Ended June 30, 2022	32.69	(0.36)	(7.83)	(8.19)	(4.64)
Class I
Year Ended June 30, 2026	53.41	(0.23)	6.49	6.26	(4.68)
Year Ended June 30, 2025	49.51	(0.16)	7.72	7.56	(3.66)
Year Ended June 30, 2024	43.56	(0.15)	6.10	5.95	—
Year Ended June 30, 2023	36.62	(0.12)	7.36	7.24	(0.30)
Year Ended June 30, 2022	55.95	(0.25)	(14.44)	(14.69)	(4.64)
Class R2
Year Ended June 30, 2026	46.77	(0.45)	5.60	5.15	(4.68)
Year Ended June 30, 2025	43.98	(0.39)	6.84	6.45	(3.66)
Year Ended June 30, 2024	38.91	(0.37)	5.44	5.07	—
Year Ended June 30, 2023	32.93	(0.31)	6.59	6.28	(0.30)
Year Ended June 30, 2022	51.05	(0.47)	(13.01)	(13.48)	(4.64)
Class R3
Year Ended June 30, 2026	51.60	(0.38)	6.24	5.86	(4.68)
Year Ended June 30, 2025	48.08	(0.30)	7.48	7.18	(3.66)
Year Ended June 30, 2024	42.44	(0.29)	5.93	5.64	—
Year Ended June 30, 2023	35.80	(0.24)	7.18	6.94	(0.30)
Year Ended June 30, 2022	54.95	(0.41)	(14.10)	(14.51)	(4.64)
Class R4
Year Ended June 30, 2026	53.06	(0.26)	6.44	6.18	(4.68)
Year Ended June 30, 2025	49.24	(0.19)	7.67	7.48	(3.66)
Year Ended June 30, 2024	43.34	(0.18)	6.08	5.90	—
Year Ended June 30, 2023	36.47	(0.14)	7.31	7.17	(0.30)
Year Ended June 30, 2022	55.76	(0.28)	(14.37)	(14.65)	(4.64)
Class R5
Year Ended June 30, 2026	54.84	(0.18)	6.67	6.49	(4.68)
Year Ended June 30, 2025	50.70	(0.11)	7.91	7.80	(3.66)
Year Ended June 30, 2024	44.56	(0.11)	6.25	6.14	—
Year Ended June 30, 2023	37.42	(0.08)	7.52	7.44	(0.30)
Year Ended June 30, 2022	57.00	(0.20)	(14.74)	(14.94)	(4.64)
Class R6
Year Ended June 30, 2026	55.48	(0.14)	6.76	6.62	(4.68)
Year Ended June 30, 2025	51.20	(0.06)	8.00	7.94	(3.66)
Year Ended June 30, 2024	44.96	(0.07)	6.31	6.24	—
Year Ended June 30, 2023	37.73	(0.05)	7.58	7.53	(0.30)
Year Ended June 30, 2022	57.39	(0.16)	(14.86)	(15.02)	(4.64)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

42

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$42.06	12.06%	$1,438,124	1.09%	(0.69)%	1.20%	78%
42.00	15.06	1,449,638	1.10	(0.57)	1.22	67
39.72	13.39	1,365,143	1.14	(0.59)	1.26	55
35.03	19.53	1,242,347	1.14	(0.56)	1.26	45
29.58	(28.80)	1,119,928	1.18	(0.78)	1.26	45

24.43	11.48	41,555	1.59	(1.19)	1.70	78
26.39	14.52	48,594	1.60	(1.07)	1.72	67
26.27	12.80	51,347	1.64	(1.08)	1.76	55
23.29	18.91	60,306	1.64	(1.06)	1.75	45
19.86	(29.14)	67,482	1.68	(1.28)	1.75	45

54.99	12.34	2,395,171	0.84	(0.44)	0.93	78
53.41	15.37	2,449,561	0.85	(0.32)	0.96	67
49.51	13.66	2,378,644	0.89	(0.34)	0.99	55
43.56	19.84	2,344,119	0.89	(0.30)	1.00	45
36.62	(28.62)	1,403,485	0.91	(0.50)	1.00	45

47.24	11.69	60,976	1.40	(1.00)	1.48	78
46.77	14.75	58,191	1.41	(0.87)	1.50	67
43.98	13.03	53,890	1.45	(0.89)	1.55	55
38.91	19.15	46,941	1.45	(0.87)	1.55	45
32.93	(29.02)	42,153	1.47	(1.06)	1.54	45

52.78	11.98	62,599	1.15	(0.75)	1.19	78
51.60	15.02	65,716	1.16	(0.63)	1.21	67
48.08	13.29	62,283	1.20	(0.64)	1.25	55
42.44	19.46	51,316	1.20	(0.62)	1.25	45
35.80	(28.82)	36,455	1.22	(0.82)	1.25	45

54.56	12.27	43,622	0.90	(0.50)	0.94	78
53.06	15.29	40,691	0.91	(0.37)	0.96	67
49.24	13.61	38,037	0.95	(0.39)	1.00	55
43.34	19.73	23,144	0.95	(0.37)	1.00	45
36.47	(28.65)	19,437	0.97	(0.56)	1.00	45

56.65	12.44	642,469	0.74	(0.34)	0.78	78
54.84	15.49	563,921	0.75	(0.22)	0.80	67
50.70	13.78	528,171	0.79	(0.23)	0.84	55
44.56	19.95	504,025	0.79	(0.21)	0.85	45
37.42	(28.53)	448,298	0.79	(0.39)	0.85	45

57.42	12.54	8,529,217	0.65	(0.25)	0.69	78
55.48	15.61	7,914,715	0.66	(0.12)	0.71	67
51.20	13.88	6,346,311	0.70	(0.14)	0.74	55
44.96	20.03	5,188,694	0.70	(0.11)	0.75	45
37.73	(28.47)	3,842,661	0.72	(0.31)	0.75	45

43

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund
Class A
Year Ended June 30, 2026	$35.39	$0.21	$4.72	$4.93	$(0.24)	$(6.39)	$(6.63)
Year Ended June 30, 2025	35.88	0.26	3.58	3.84	(0.25)	(4.08)	(4.33)
Year Ended June 30, 2024	34.36	0.28	3.29	3.57	(0.34)	(1.71)	(2.05)
Year Ended June 30, 2023	34.90	0.32	3.01	3.33	(0.28)	(3.59)	(3.87)
Year Ended June 30, 2022	43.69	0.24	(2.97)	(2.73)	(0.16)	(5.90)	(6.06)
Class C
Year Ended June 30, 2026	33.06	0.04	4.37	4.41	(0.10)	(6.39)	(6.49)
Year Ended June 30, 2025	33.75	0.07	3.37	3.44	(0.05)	(4.08)	(4.13)
Year Ended June 30, 2024	32.43	0.09	3.11	3.20	(0.17)	(1.71)	(1.88)
Year Ended June 30, 2023	33.10	0.13	2.86	2.99	(0.07)	(3.59)	(3.66)
Year Ended June 30, 2022	41.77	0.03	(2.80)	(2.77)	—	(5.90)	(5.90)
Class I
Year Ended June 30, 2026	36.18	0.30	4.85	5.15	(0.32)	(6.39)	(6.71)
Year Ended June 30, 2025	36.60	0.36	3.63	3.99	(0.33)	(4.08)	(4.41)
Year Ended June 30, 2024	34.99	0.37	3.37	3.74	(0.42)	(1.71)	(2.13)
Year Ended June 30, 2023	35.48	0.40	3.07	3.47	(0.37)	(3.59)	(3.96)
Year Ended June 30, 2022	44.30	0.34	(3.02)	(2.68)	(0.24)	(5.90)	(6.14)
Class L
Year Ended June 30, 2026	37.00	0.36	4.96	5.32	(0.36)	(6.39)	(6.75)
Year Ended June 30, 2025	37.33	0.42	3.72	4.14	(0.39)	(4.08)	(4.47)
Year Ended June 30, 2024	35.66	0.43	3.43	3.86	(0.48)	(1.71)	(2.19)
Year Ended June 30, 2023	36.09	0.47	3.12	3.59	(0.43)	(3.59)	(4.02)
Year Ended June 30, 2022	44.98	0.43	(3.09)	(2.66)	(0.33)	(5.90)	(6.23)
Class R2
Year Ended June 30, 2026	32.55	0.11	4.30	4.41	(0.20)	(6.39)	(6.59)
Year Ended June 30, 2025	33.33	0.15	3.33	3.48	(0.18)	(4.08)	(4.26)
Year Ended June 30, 2024	32.08	0.17	3.07	3.24	(0.28)	(1.71)	(1.99)
Year Ended June 30, 2023	32.84	0.21	2.84	3.05	(0.22)	(3.59)	(3.81)
Year Ended June 30, 2022	41.48	0.12	(2.78)	(2.66)	(0.08)	(5.90)	(5.98)
Class R3
Year Ended June 30, 2026	34.81	0.21	4.63	4.84	(0.25)	(6.39)	(6.64)
Year Ended June 30, 2025	35.37	0.25	3.52	3.77	(0.25)	(4.08)	(4.33)
Year Ended June 30, 2024	33.90	0.27	3.26	3.53	(0.35)	(1.71)	(2.06)
Year Ended June 30, 2023	34.49	0.31	2.98	3.29	(0.29)	(3.59)	(3.88)
Year Ended June 30, 2022	43.25	0.23	(2.94)	(2.71)	(0.15)	(5.90)	(6.05)
Class R4
Year Ended June 30, 2026	35.86	0.29	4.79	5.08	(0.33)	(6.39)	(6.72)
Year Ended June 30, 2025	36.30	0.35	3.62	3.97	(0.33)	(4.08)	(4.41)
Year Ended June 30, 2024	34.76	0.37	3.33	3.70	(0.45)	(1.71)	(2.16)
Year Ended June 30, 2023	35.29	0.40	3.05	3.45	(0.39)	(3.59)	(3.98)
Year Ended June 30, 2022	44.02	0.34	(3.00)	(2.66)	(0.17)	(5.90)	(6.07)
Class R5
Year Ended June 30, 2026	36.91	0.36	4.95	5.31	(0.37)	(6.39)	(6.76)
Year Ended June 30, 2025	37.25	0.42	3.71	4.13	(0.39)	(4.08)	(4.47)
Year Ended June 30, 2024	35.59	0.43	3.42	3.85	(0.48)	(1.71)	(2.19)
Year Ended June 30, 2023	36.03	0.47	3.10	3.57	(0.42)	(3.59)	(4.01)
Year Ended June 30, 2022	44.90	0.40	(3.06)	(2.66)	(0.31)	(5.90)	(6.21)

44

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$33.69	15.77%	$1,050,324	1.09%	0.62%	1.19%	68%
35.39	10.35	1,128,401	1.10	0.71	1.21	39
35.88	10.75	1,154,573	1.14	0.79	1.24	13
34.36	9.66	1,181,402	1.14	0.91	1.24	12
34.90	(7.73)	1,203,015	1.18	0.57	1.24	16

30.98	15.19	25,370	1.59	0.12	1.70	68
33.06	9.78	29,068	1.60	0.20	1.71	39
33.75	10.20	35,234	1.64	0.28	1.75	13
32.43	9.10	44,732	1.64	0.38	1.74	12
33.10	(8.17)	61,031	1.68	0.07	1.74	16

34.62	16.08	1,371,047	0.84	0.87	0.94	68
36.18	10.59	1,583,448	0.85	0.95	0.95	39
36.60	11.06	1,734,586	0.89	1.04	0.99	13
34.99	9.92	1,886,979	0.89	1.14	0.99	12
35.48	(7.50)	2,276,870	0.93	0.81	0.98	16

35.57	16.22	3,215,740	0.70	1.01	0.79	68
37.00	10.77	4,599,997	0.71	1.09	0.80	39
37.33	11.19	5,443,664	0.75	1.18	0.84	13
35.66	10.11	6,071,628	0.75	1.29	0.84	12
36.09	(7.35)	6,586,299	0.75	1.00	0.83	16

30.37	15.48	72,938	1.35	0.36	1.47	68
32.55	10.04	66,990	1.36	0.45	1.48	39
33.33	10.45	65,891	1.40	0.52	1.51	13
32.08	9.39	60,386	1.40	0.65	1.49	12
32.84	(7.97)	59,842	1.43	0.32	1.49	16

33.01	15.78	57,239	1.10	0.62	1.19	68
34.81	10.30	73,734	1.11	0.70	1.20	39
35.37	10.77	74,046	1.15	0.78	1.24	13
33.90	9.65	71,414	1.15	0.90	1.24	12
34.49	(7.75)	69,915	1.18	0.56	1.23	16

34.22	16.02	26,691	0.85	0.86	0.94	68
35.86	10.61	27,856	0.86	0.94	0.95	39
36.30	11.02	30,419	0.90	1.06	0.99	13
34.76	9.90	18,338	0.90	1.14	0.99	12
35.29	(7.50)	22,574	0.94	0.80	0.98	16

35.46	16.23	54,556	0.70	1.02	0.79	68
36.91	10.78	52,592	0.71	1.10	0.80	39
37.25	11.19	49,620	0.75	1.18	0.84	13
35.59	10.08	47,429	0.75	1.30	0.84	12
36.03	(7.35)	48,283	0.78	0.94	0.83	16

45

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund (continued)
Class R6
Year Ended June 30, 2026	$36.98	$0.39	$4.97	$5.36	$(0.40)	$(6.39)	$(6.79)
Year Ended June 30, 2025	37.32	0.46	3.71	4.17	(0.43)	(4.08)	(4.51)
Year Ended June 30, 2024	35.65	0.46	3.43	3.89	(0.51)	(1.71)	(2.22)
Year Ended June 30, 2023	36.09	0.51	3.11	3.62	(0.47)	(3.59)	(4.06)
Year Ended June 30, 2022	44.96	0.46	(3.08)	(2.62)	(0.35)	(5.90)	(6.25)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

46

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$35.55	16.36%	$5,290,132	0.60%	1.12%	0.69%	68%
36.98	10.86	4,976,734	0.61	1.20	0.70	39
37.32	11.30	4,304,906	0.65	1.28	0.74	13
35.65	10.20	4,087,234	0.65	1.42	0.74	12
36.09	(7.26)	3,480,524	0.68	1.07	0.73	16

47

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund
Class A
Year Ended June 30, 2026	$38.39	$0.37	$5.59	$5.96	$(0.43)	$(4.12)	$(4.55)
Year Ended June 30, 2025	37.44	0.48	4.33	4.81	(0.50)	(3.36)	(3.86)
Year Ended June 30, 2024	35.00	0.50	4.41	4.91	(0.50)	(1.97)	(2.47)
Year Ended June 30, 2023	36.05	0.52	2.02	2.54	(0.53)	(3.06)	(3.59)
Year Ended June 30, 2022	42.90	0.41	(1.67)	(1.26)	(0.32)	(5.27)	(5.59)
Class C
Year Ended June 30, 2026	38.36	0.18	5.60	5.78	(0.23)	(4.12)	(4.35)
Year Ended June 30, 2025	37.40	0.29	4.32	4.61	(0.29)	(3.36)	(3.65)
Year Ended June 30, 2024	34.90	0.32	4.41	4.73	(0.26)	(1.97)	(2.23)
Year Ended June 30, 2023	35.91	0.34	2.00	2.34	(0.29)	(3.06)	(3.35)
Year Ended June 30, 2022	42.73	0.20	(1.65)	(1.45)	(0.10)	(5.27)	(5.37)
Class I
Year Ended June 30, 2026	38.80	0.47	5.65	6.12	(0.52)	(4.12)	(4.64)
Year Ended June 30, 2025	37.80	0.59	4.36	4.95	(0.59)	(3.36)	(3.95)
Year Ended June 30, 2024	35.30	0.59	4.46	5.05	(0.58)	(1.97)	(2.55)
Year Ended June 30, 2023	36.31	0.61	2.03	2.64	(0.59)	(3.06)	(3.65)
Year Ended June 30, 2022	43.15	0.51	(1.68)	(1.17)	(0.40)	(5.27)	(5.67)
Class L
Year Ended June 30, 2026	38.86	0.53	5.66	6.19	(0.57)	(4.12)	(4.69)
Year Ended June 30, 2025	37.85	0.64	4.38	5.02	(0.65)	(3.36)	(4.01)
Year Ended June 30, 2024	35.35	0.64	4.46	5.10	(0.63)	(1.97)	(2.60)
Year Ended June 30, 2023	36.36	0.66	2.04	2.70	(0.65)	(3.06)	(3.71)
Year Ended June 30, 2022	43.20	0.57	(1.68)	(1.11)	(0.46)	(5.27)	(5.73)
Class R2
Year Ended June 30, 2026	37.59	0.26	5.47	5.73	(0.37)	(4.12)	(4.49)
Year Ended June 30, 2025	36.80	0.38	4.24	4.62	(0.47)	(3.36)	(3.83)
Year Ended June 30, 2024	34.48	0.40	4.34	4.74	(0.45)	(1.97)	(2.42)
Year Ended June 30, 2023	35.56	0.41	2.00	2.41	(0.43)	(3.06)	(3.49)
Year Ended June 30, 2022	42.46	0.31	(1.65)	(1.34)	(0.29)	(5.27)	(5.56)
Class R3
Year Ended June 30, 2026	37.67	0.36	5.48	5.84	(0.45)	(4.12)	(4.57)
Year Ended June 30, 2025	36.82	0.47	4.25	4.72	(0.51)	(3.36)	(3.87)
Year Ended June 30, 2024	34.48	0.49	4.34	4.83	(0.52)	(1.97)	(2.49)
Year Ended June 30, 2023	35.51	0.50	2.00	2.50	(0.47)	(3.06)	(3.53)
Year Ended June 30, 2022	42.36	0.41	(1.65)	(1.24)	(0.34)	(5.27)	(5.61)
Class R4
Year Ended June 30, 2026	39.14	0.46	5.73	6.19	(0.48)	(4.12)	(4.60)
Year Ended June 30, 2025	38.14	0.60	4.38	4.98	(0.62)	(3.36)	(3.98)
Year Ended June 30, 2024	35.62	0.60	4.49	5.09	(0.60)	(1.97)	(2.57)
Year Ended June 30, 2023	36.30	0.61	2.04	2.65	(0.27)	(3.06)	(3.33)
Year Ended June 30, 2022	42.92	0.50	(1.67)	(1.17)	(0.18)	(5.27)	(5.45)
Class R5
Year Ended June 30, 2026	38.75	0.52	5.65	6.17	(0.57)	(4.12)	(4.69)
Year Ended June 30, 2025	37.76	0.64	4.36	5.00	(0.65)	(3.36)	(4.01)
Year Ended June 30, 2024	35.27	0.64	4.46	5.10	(0.64)	(1.97)	(2.61)
Year Ended June 30, 2023	36.30	0.65	2.04	2.69	(0.66)	(3.06)	(3.72)
Year Ended June 30, 2022	43.12	0.57	(1.69)	(1.12)	(0.43)	(5.27)	(5.70)

48

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$39.80	16.66%	$1,295,295	0.99%	0.97%	1.09%	51%
38.39	12.90	1,317,334	1.00	1.24	1.11	39
37.44	14.62	1,328,087	1.04	1.39	1.15	17
35.00	7.03	1,245,482	1.04	1.45	1.14	24
36.05	(3.78)	1,101,144	1.07	0.99	1.14	23

39.79	16.11	127,085	1.49	0.47	1.60	51
38.36	12.32	147,754	1.50	0.74	1.62	39
37.40	14.07	171,159	1.54	0.89	1.65	17
34.90	6.47	222,660	1.54	0.94	1.65	24
35.91	(4.24)	281,613	1.58	0.48	1.65	23

40.28	16.95	1,558,065	0.74	1.22	0.84	51
38.80	13.18	1,572,507	0.75	1.49	0.86	39
37.80	14.91	1,619,210	0.79	1.64	0.89	17
35.30	7.29	1,849,562	0.79	1.69	0.89	24
36.31	(3.54)	2,039,492	0.82	1.23	0.89	23

40.36	17.12	1,161,504	0.60	1.36	0.69	51
38.86	13.34	1,332,144	0.62	1.63	0.70	39
37.85	15.06	1,311,918	0.65	1.78	0.74	17
35.35	7.44	1,406,943	0.65	1.83	0.74	24
36.36	(3.39)	1,653,596	0.68	1.38	0.74	23

38.83	16.36	714	1.25	0.70	1.41	51
37.59	12.58	590	1.26	0.99	1.42	39
36.80	14.33	456	1.30	1.13	1.58	17
34.48	6.75	334	1.30	1.18	1.52	24
35.56	(4.02)	292	1.33	0.77	1.49	23

38.94	16.67	2,784	1.00	0.95	1.14	51
37.67	12.86	2,370	1.01	1.24	1.16	39
36.82	14.61	2,150	1.05	1.38	1.21	17
34.48	7.03	2,195	1.05	1.41	1.20	24
35.51	(3.78)	2,845	1.08	1.00	1.17	23

40.73	16.97	293	0.75	1.18	0.87	51
39.14	13.14	587	0.76	1.51	0.86	39
38.14	14.90	309	0.80	1.63	1.08	17
35.62	7.29	173	0.80	1.69	0.93	24
36.30	(3.53)	118	0.84	1.20	0.89	23

40.23	17.12	17,880	0.60	1.35	0.69	51
38.75	13.33	18,780	0.61	1.63	0.70	39
37.76	15.08	17,623	0.65	1.78	0.74	17
35.27	7.45	18,118	0.65	1.87	0.74	24
36.30	(3.40)	1,178	0.68	1.38	0.74	23

49

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund (continued)
Class R6
Year Ended June 30, 2026	$38.79	$0.56	$5.66	$6.22	$(0.61)	$(4.12)	$(4.73)
Year Ended June 30, 2025	37.80	0.68	4.36	5.04	(0.69)	(3.36)	(4.05)
Year Ended June 30, 2024	35.31	0.68	4.45	5.13	(0.67)	(1.97)	(2.64)
Year Ended June 30, 2023	36.32	0.69	2.05	2.74	(0.69)	(3.06)	(3.75)
Year Ended June 30, 2022	43.16	0.61	(1.68)	(1.07)	(0.50)	(5.27)	(5.77)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

50

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$40.28	17.26%	$4,332,776	0.50%	1.46%	0.59%	51%
38.79	13.42	4,550,788	0.51	1.73	0.60	39
37.80	15.17	4,294,901	0.55	1.88	0.64	17
35.31	7.58	4,341,944	0.55	1.93	0.64	24
36.32	(3.30)	4,495,856	0.58	1.47	0.64	23

51

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust II (“JPM II") (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) was organized as a Massachusetts business trust on September 23, 1997, as an open-end management investment company.
J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG,” and with JPM I, JPM II and JPMMFIT, collectively, the “Trusts”) was organized as a Maryland corporation on August 19, 1997, as an open-end management investment company.
The following are 5 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Growth Advantage Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMMFIT	Non-Diversified*
JPMorgan Mid Cap Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Mid Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Mid Cap Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMFMFG	Diversified
JPMorgan Value Advantage Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified

*	Prior to February 5, 2025, JPMorgan Growth Advantage Fund operated as a diversified company.
The investment objective of JPMorgan Growth Advantage Fund (“Growth Advantage Fund”) and JPMorgan Mid Cap Equity Fund (“Mid Cap Equity Fund”) is to seek to provide long-term capital growth.
The investment objective of JPMorgan Mid Cap Growth Fund (“Mid Cap Growth Fund”) is to seek growth of capital.
The investment objective of JPMorgan Mid Cap Value Fund (“Mid Cap Value Fund”) is to seek growth from capital appreciation.
The investment objective of JPMorgan Value Advantage Fund (“Value Advantage Fund”) is to seek to provide long-term total return from a combination of income and capital gains.
Class L Shares of Mid Cap Value Fund and Value Advantage Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds unless they meet certain requirements as described in the Funds’ prospectus.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

52	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Growth Advantage Fund at June 30, 2026.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Growth Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$580,072	$—	$—	$580,072
Automobiles	620,760	—	—	620,760
Biotechnology	783,869	—	—	783,869
Broadline Retail	15,943	—	—	15,943

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	53

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
Growth Advantage Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Building Products	$214,632	$—	$—	$214,632
Capital Markets	515,549	—	—	515,549
Communications Equipment	236,824	—	—	236,824
Construction & Engineering	656,403	—	—	656,403
Consumer Staples Distribution & Retail	434,051	—	—	434,051
Diversified Telecommunication Services	125,850	—	—	125,850
Electrical Equipment	682,653	—	—	682,653
Electronic Equipment, Instruments & Components	352,137	—	—	352,137
Energy Equipment & Services	132,476	—	—	132,476
Entertainment	248,916	—	—	248,916
Financial Services	359,056	—	—	359,056
Health Care Equipment & Supplies	65,115	—	—	65,115
Health Care Providers & Services	130,795	—	—	130,795
Hotels, Restaurants & Leisure	611,205	—	—	611,205
Household Durables	51,094	—	—	51,094
Industrial Conglomerates	112,301	—	—	112,301
Insurance	93,249	—	—	93,249
Interactive Media & Services	3,075,875	—	—	3,075,875
Internet Software & Services	—	—	73,775	73,775
IT Services	711,247	—	—	711,247
Life Sciences Tools & Services	265,142	—	—	265,142
Machinery	415,129	—	—	415,129
Oil, Gas & Consumable Fuels	289,361	—	—	289,361
Pharmaceuticals	682,004	—	—	682,004
Real Estate Management & Development	106,577	—	—	106,577
Semiconductors & Semiconductor Equipment	6,628,987	—	—	6,628,987
Software	1,006,727	—	18,142	1,024,869
Specialty Retail	262,488	—	—	262,488
Technology Hardware, Storage & Peripherals	1,336,067	—	—	1,336,067
Tobacco	112,700	—	—	112,700
Total Common Stocks	21,915,254	—	91,917	22,007,171
Preferred Stocks	—	—	159,077	159,077
Short-Term Investments
Investment Companies	256,097	—	—	256,097
Investment of Cash Collateral from Securities Loaned	293,087	—	—	293,087
Total Short-Term Investments	549,184	—	—	549,184
Total Investments in Securities	$22,464,438	$—	$250,994	$22,715,432

Mid Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,343,635	$—	$—	$6,343,635

(a)	Please refer to the SOI for specifics of portfolio holdings.

54	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

Mid Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$1,088,443	$—	$—	$1,088,443
Biotechnology	1,236,380	—	—	1,236,380
Broadline Retail	26,003	—	—	26,003
Building Products	167,925	—	—	167,925
Capital Markets	436,023	—	—	436,023
Communications Equipment	407,671	—	—	407,671
Construction & Engineering	722,896	—	—	722,896
Construction Materials	66,340	—	—	66,340
Consumer Finance	38,680	—	—	38,680
Consumer Staples Distribution & Retail	309,467	—	—	309,467
Electrical Equipment	563,785	—	—	563,785
Electronic Equipment, Instruments & Components	480,389	—	—	480,389
Energy Equipment & Services	101,450	—	—	101,450
Entertainment	456,263	—	—	456,263
Financial Services	181,716	—	—	181,716
Health Care Equipment & Supplies	141,216	—	—	141,216
Health Care Providers & Services	212,241	—	—	212,241
Health Care Technology	102,604	—	—	102,604
Hotels, Restaurants & Leisure	1,014,137	—	—	1,014,137
Household Durables	85,773	—	—	85,773
Independent Power and Renewable Electricity Producers	154,288	—	—	154,288
Insurance	100,996	—	—	100,996
Interactive Media & Services	32,291	—	—	32,291
Internet Software & Services	—	—	30,869	30,869
IT Services	974,189	—	—	974,189
Life Sciences Tools & Services	177,026	—	—	177,026
Machinery	290,702	—	—	290,702
Oil, Gas & Consumable Fuels	326,386	—	—	326,386
Real Estate Management & Development	82,984	—	—	82,984
Retail REITs	130,030	—	—	130,030
Semiconductors & Semiconductor Equipment	1,578,777	—	—	1,578,777
Software	737,513	—	10,315	747,828
Specialty Retail	280,507	—	—	280,507
Textiles, Apparel & Luxury Goods	78,087	—	—	78,087
Trading Companies & Distributors	267,411	—	—	267,411
Total Common Stocks	13,050,589	—	41,184	13,091,773
Preferred Stocks	—	—	17,774	17,774
Short-Term Investments
Investment Companies	80,124	—	—	80,124
Investment of Cash Collateral from Securities Loaned	158,171	—	—	158,171
Total Short-Term Investments	238,295	—	—	238,295
Total Investments in Securities	$13,288,884	$—	$58,958	$13,347,842

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	55

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
Mid Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$11,424,971	$—	$—	$11,424,971

(a)	Please refer to the SOI for specifics of portfolio holdings.

Value Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,616,444	$—	$—	$8,616,444

(a)	Please refer to the SOI for specifics of portfolio holdings.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Growth Advantage Fund	Balance as of June 30, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2026
Investments in Securities:
Common Stocks	$—	$—	$21,819	$—	$70,098	$—	$—	$—	$91,917
Preferred Stocks	—	—	104,884	—	54,193	—	—	—	159,077
Total	$—	$—	$126,703	$—	$124,291	$—	$—	$—	$250,994

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at June 30, 2026, which were valued using significant unobservable inputs (level 3), amounted to $126,703. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Growth
Advantage Fund
Quantitative Information about Level 3 Fair Value Measurement
	Fair Value at June 30, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$41,495	Market Approach	EV / Revenue Multiple (b)	25.06x (25.06x)
	50,422	Last Transaction Price	N/A	N/A

Common Stocks	91,917
	159,077	Last Transaction Price	N/A	N/A

Preferred Stocks	159,077

56	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

	Fair Value at June 30, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Total	$250,994

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of June 30, 2026, the Funds held restricted securities, other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act, as follows:
Growth Advantage Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Databricks - Common Stocks	7/24/2025	$26,428	$41,495	0.2%
OpenAI - Common Stocks	10/3/2025	11,267	18,019	0.1%
Canva, Inc. - Common Stocks	10/6/2025	14,261	14,261	0.0%
AlphaSense, Inc. - Common Stocks	5/27/2026	18,142	18,142	0.1%
Anthropic - Preferred Stocks	8/18/2025	33,000	137,885	0.6%
Anduril Industries, Inc. - Preferred Stocks	5/12/2026	21,193	21,192	0.1%
		$124,291	$250,994
Mid Cap Growth Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Databricks - Common Stocks	7/24/2025	$14,572	$23,079	0.2%
Canva, Inc. - Common Stocks	10/6/2025	7,789	7,790	0.0%
AlphaSense, Inc. - Common Stocks	5/27/2026	10,315	10,315	0.1%
Anduril Industries, Inc. - Preferred Stocks	5/12/2026	17,774	17,774	0.1%
		$50,450	$58,958
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	57

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of June 30, 2026.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Growth Advantage Fund	$293,910	$(293,087)	$823
Mid Cap Equity Fund	24,298	(24,298)	—
Mid Cap Growth Fund	160,196	(158,171)	2,025
Mid Cap Value Fund	5,252	(5,252)	—
Value Advantage Fund	7,195	(7,195)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Growth Advantage Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$222,598	$5,825,933	$5,792,421	$— (c)	$(13)	$256,097	256,097	$7,715	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	1,123,469	830,382	—	—	293,087	293,087	1,163 (d)	—
Total	$222,598	$6,949,402	$6,622,803	$— (c)	$(13)	$549,184		$8,878	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount rounds to less than one thousand.
(d)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

58	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

Mid Cap Equity Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$87,757	$2,825,509	$2,733,228	$(13)	$(15)	$180,010	180,010	$5,555	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	24,285	489,604	489,516	—	—	24,373	24,373	1,270 (c)	—
Total	$112,042	$3,315,113	$3,222,744	$(13)	$(15)	$204,383		$6,825	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Growth Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$26,249	$3,242,026	$3,188,136	$(12)	$(3)	$80,124	80,124	$4,943	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	141,650	1,734,625	1,718,104	—	—	158,171	158,171	5,147 (c)	—
Total	$167,899	$4,976,651	$4,906,240	$(12)	$(3)	$238,295		$10,090	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Value Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$229,278	$5,449,233	$5,202,350	$(24)	$(22)	$476,115	476,115	$11,300	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	577,976	572,436	—	—	5,540	5,540	608 (c)	—
Total	$229,278	$6,027,209	$5,774,786	$(24)	$(22)	$481,655		$11,908	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	59

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
Value Advantage Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$176,205	$2,818,921	$2,888,592	$32	$(19)	$106,547	106,547	$6,727	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	618,413	610,999	—	—	7,414	7,414	924 (c)	—
Total	$176,205	$3,437,334	$3,499,591	$32	$(19)	$113,961		$7,651	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
G. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended June 30, 2026, are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Growth Advantage Fund
Transfer agency fees	$191	$54	$59	n/a	$2	$3	$1	$4	$176	$490
Mid Cap Equity Fund
Transfer agency fees	22	4	7	n/a	4	n/a	n/a	— (a)	87	124

60	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Mid Cap Growth Fund
Transfer agency fees	$254	$8	$11	n/a	$27	$5	$1	$8	$214	$528
Mid Cap Value Fund
Transfer agency fees	75	4	19	$44	23	2	1	1	97	266
Value Advantage Fund
Transfer agency fees	73	22	11	19	1	1	— (a)	— (a)	51	178

(a)	Amount rounds to less than one thousand.
H. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
For the year ended June 30, 2026, the Funds did not pay any significant foreign, federal or state and local income taxes.
I. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Growth Advantage Fund	$93,919	$36,917	$(130,836)
Mid Cap Equity Fund	—	36	(36)
Mid Cap Growth Fund	(32,081)	32,085	(4)
Mid Cap Value Fund	215,979	—	(215,979)
Value Advantage Fund	107,117	2	(107,119)
The reclassifications for the Funds relate primarily to net operating losses, tax adjustments on certain investments and tax equalization.
J. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
K. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Funds' net assets or results of operations.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	61

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.50%
Mid Cap Equity Fund	0.60
Mid Cap Growth Fund	0.60
Mid Cap Value Fund	0.60
Value Advantage Fund	0.50
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended June 30, 2026, the effective rate was 0.064%, 0.075%, 0.075%, 0.069% and 0.075%, respectively, of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Growth Advantage Fund	0.25%	0.75%	0.50%	0.25%
Mid Cap Equity Fund	0.25	0.75	0.50	n/a
Mid Cap Growth Fund	0.25	0.75	0.50	0.25
Mid Cap Value Fund	0.25	0.75	0.50	0.25
Value Advantage Fund	0.25	0.75	0.50	0.25
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2026, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Growth Advantage Fund	$418	$1
Mid Cap Equity Fund	63	— (a)
Mid Cap Growth Fund	68	— (a)
Mid Cap Value Fund	24	— (a)
Value Advantage Fund	50	— (a)

(a)	Amount rounds to less than one thousand.

62	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Growth Advantage Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Mid Cap Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
Mid Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Mid Cap Value Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Value Advantage Fund	0.25	0.25	0.25	0.10	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
Growth Advantage Fund	0.99%	1.49%	0.74%	n/a	1.25%	1.00%	0.75%	0.60%	0.50%
Mid Cap Equity Fund	1.09	1.59	0.84	n/a	1.35	n/a	n/a	0.70	0.60
Mid Cap Growth Fund	1.09	1.59	0.84	n/a	1.40	1.15	0.90	0.74	0.65
Mid Cap Value Fund	1.09	1.59	0.84	0.75%	1.35	1.10	0.85	0.70	0.60
Value Advantage Fund	0.99	1.49	0.74	0.75	1.25	1.00	0.75	0.60	0.50

The expense limitation agreements were in effect for the year ended June 30, 2026 and are in place until at least October 31, 2026.
For the year ended June 30, 2026, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Growth Advantage Fund	$9,873	$6,576	$1,347	$17,796	$27
Mid Cap Equity Fund	3,530	2,353	178	6,061	16
Mid Cap Growth Fund	2,624	1,750	2,552	6,926	21
Mid Cap Value Fund	6,082	4,055	383	10,520	97
Value Advantage Fund	4,510	3,004	406	7,920	51
Additionally, the Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	63

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the applicable Fund's investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these Affiliated Money Market Funds for the year ended June 30, 2026 were as follows:

Growth Advantage Fund	$223
Mid Cap Equity Fund	157
Mid Cap Growth Fund	140
Mid Cap Value Fund	325
Value Advantage Fund	203
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Boards' independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended June 30, 2026, Growth Advantage Fund, Mid Cap Equity Fund and Mid Cap Growth Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended June 30, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Growth Advantage Fund	$11,349,740	$14,279,038
Mid Cap Equity Fund	5,533,400	5,619,199
Mid Cap Growth Fund	9,735,906	10,701,991
Mid Cap Value Fund	7,808,949	10,758,303
Value Advantage Fund	4,350,765	5,855,201
During the year ended June 30, 2026, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$12,656,949	$10,224,390	$165,907	$10,058,483
Mid Cap Equity Fund	4,904,805	1,620,081	181,251	1,438,830
Mid Cap Growth Fund	10,280,245	3,361,211	293,614	3,067,597
Mid Cap Value Fund	8,010,351	3,711,777	297,157	3,414,620
Value Advantage Fund	5,758,521	3,051,583	193,660	2,857,923
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.

64	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

The tax character of distributions paid during the year ended June 30, 2026 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Growth Advantage Fund	$—	$2,469,531	$2,469,531
Mid Cap Equity Fund	38,249	306,912	345,161
Mid Cap Growth Fund	81,897	996,116	1,078,013
Mid Cap Value Fund	129,688	1,961,985	2,091,673
Value Advantage Fund	152,683	889,362	1,042,045

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2025 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Growth Advantage Fund	$—	$1,206,829	$1,206,829
Mid Cap Equity Fund	28,909	203,326	232,235
Mid Cap Growth Fund	—	813,423	813,423
Mid Cap Value Fund	138,969	1,333,090	1,472,059
Value Advantage Fund	171,767	701,806	873,573

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of June 30, 2026, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$—	$3,886,932	$10,058,483
Mid Cap Equity Fund	193,464	340,736	1,438,830
Mid Cap Growth Fund	—	1,467,072	3,067,597
Mid Cap Value Fund	400,538	1,082,780	3,414,620
Value Advantage Fund	201,879	891,111	2,857,923

The cumulative timing differences primarily consist of ordinary loss deferrals and wash sale loss deferrals.
As of June 30, 2026, the Funds did not have any net capital loss carryforwards.
Net capital losses (gains) and specified ordinary losses incurred after October 31 and late year ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2026, the following Funds deferred to July 1, 2026 the following net capital losses (gains), specified ordinary losses and late year ordinary losses of:
	Net Capital Losses (Gains)	Specified Ordinary Losses	Late Year Ordinary Loss Deferral
	Short-Term
Growth Advantage Fund	$—	$746	$13,742
Mid Cap Equity Fund	—	41	—
Mid Cap Growth Fund	37,447	329	17,524

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	65

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended June 30, 2026.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2026.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 4, 2026, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended June 30, 2026.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of June 30, 2026, the Funds had individual shareholders and/or non-affiliated omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Growth Advantage Fund	1	12.5%	1	26.6%
Mid Cap Equity Fund	—	—	1	66.0
Mid Cap Growth Fund	—	—	3	42.3
Mid Cap Value Fund	—	—	2	33.6
Value Advantage Fund	1	11.5	1	15.1
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.

66	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

As of June 30, 2026, JPMorgan SmartRetirement Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
JPMorgan SmartRetirement Funds
Value Advantage Fund	17.0%
Because Mid Cap Equity Fund, Mid Cap Growth, Mid Cap Value Fund and Value Advantage Fund invest in Real Estate Investment Trusts (“REITs”), the Funds may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	67

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Mutual Fund Investment Trust, J.P. Morgan Fleming Mutual Fund Group, Inc., JPMorgan Trust I and JPMorgan Trust II and Shareholders of JPMorgan Growth Advantage Fund, JPMorgan Mid Cap Equity Fund, JPMorgan Mid Cap Growth Fund, JPMorgan Mid Cap Value Fund and JPMorgan Value Advantage Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Growth Advantage Fund (constituting J.P. Morgan Mutual Fund Investment Trust) and JPMorgan Mid Cap Value Fund (constituting J.P. Morgan Fleming Mutual Fund Group, Inc.), JPMorgan Mid Cap Equity Fund and JPMorgan Value Advantage Fund (two of the funds constituting JPMorgan Trust I), JPMorgan Mid Cap Growth Fund (one of the funds constituting JPMorgan Trust II) (hereafter collectively referred to as the "Funds") as of June 30, 2026, the related statements of operations for the year ended June 30, 2026, the statements of changes in net assets for each of the two years in the period ended June 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2026 and each of the financial highlights for each of the five years in the period ended June 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, transfer agent, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 27, 2026
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

68	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended June 30, 2026. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2026. The information necessary to complete your income tax returns for the calendar year ending December 31, 2026 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2026:
Dividends Received Deduction
JPMorgan Mid Cap Equity Fund	100.00%
JPMorgan Mid Cap Growth Fund	43.43
JPMorgan Mid Cap Value Fund	100.00
JPMorgan Value Advantage Fund	91.01
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2026:
Long-Term Capital Gain Distribution
JPMorgan Growth Advantage Fund	$2,567,764
JPMorgan Mid Cap Equity Fund	306,912
JPMorgan Mid Cap Growth Fund	996,116
JPMorgan Mid Cap Value Fund	2,126,423
JPMorgan Value Advantage Fund	980,817
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2026:
Qualified Dividend Income
JPMorgan Mid Cap Equity Fund	$38,249
JPMorgan Mid Cap Growth Fund	36,005
JPMorgan Mid Cap Value Fund	129,688
JPMorgan Value Advantage Fund	144,387

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	69

THIS PAGE IS INTENTIONALLY LEFT BLANK

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. June 2026.
AN-MC-626

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

Annual Financial Statements
J.P. Morgan Small Cap Funds
June 30, 2026
JPMorgan Small Cap Blend Fund
JPMorgan Small Cap Equity Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
JPMorgan SMID Cap Equity Fund
JPMorgan U.S. Small Company Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.7%
Aerospace & Defense — 3.0%
Aevex Corp., Class A * (a)	203	4,242
Cadre Holdings, Inc. (a)	136	3,880
Firefly Aerospace, Inc. *	118	3,474
Hexcel Corp.	66	6,533
Karman Holdings, Inc. *	115	5,750
Moog, Inc., Class A	40	17,028
VSE Corp.	41	9,281
		50,188
Automobile Components — 1.0%
Dorman Products, Inc. *	28	3,803
Patrick Industries, Inc.	107	9,614
Visteon Corp.	38	3,762
		17,179
Banks — 10.3%
Ameris Bancorp	87	7,830
Associated Banc-Corp.	291	8,945
BancFirst Corp.	49	5,392
Camden National Corp.	168	9,128
City Holding Co.	37	4,966
Columbia Banking System, Inc.	343	11,008
First Commonwealth Financial Corp.	396	8,054
First Merchants Corp.	189	8,248
Independent Bank Corp.	235	8,463
NBT Bancorp, Inc.	128	6,312
Old National Bancorp	570	14,758
Old Second Bancorp, Inc.	132	3,069
Provident Financial Services, Inc.	514	12,158
QCR Holdings, Inc.	119	11,635
ServisFirst Bancshares, Inc.	58	5,051
Simmons First National Corp., Class A	481	10,902
SouthState Bank Corp.	99	9,924
TriCo Bancshares	135	7,249
WesBanco, Inc.	271	10,575
WSFS Financial Corp.	133	10,191
		173,858
Beverages — 0.2%
Primo Brands Corp.	158	3,862
Biotechnology — 7.6%
Bicara Therapeutics, Inc. *	54	1,603
Caris Life Sciences, Inc. *	149	2,660
Cytokinetics, Inc. *	69	5,859
Damora Therapeutics, Inc. * (a)	238	6,203
INVESTMENTS	SHARES (000)	VALUE ($000)

Biotechnology — continued
Disc Medicine, Inc. *	87	6,375
Dyne Therapeutics, Inc. *	293	6,501
Evommune, Inc. *	176	2,342
Generate Biomedicines, Inc. * (a)	184	3,111
Hemab Therapeutics Holdings, Inc. * (a)	171	6,291
Immunome, Inc. *	246	5,211
Jade Biosciences, Inc. *	217	4,831
Newamsterdam Pharma Co. NV (Netherlands) *	168	5,699
Oruka Therapeutics, Inc. *	81	7,685
Parabilis Medicines, Inc. * (a)	155	4,231
REGENXBIO, Inc. *	200	2,398
Rhythm Pharmaceuticals, Inc. *	90	9,961
Sionna Therapeutics, Inc. * (a)	167	7,331
Spyre Therapeutics, Inc. *	83	7,373
Tango Therapeutics, Inc. *	199	6,219
uniQure NV (Netherlands) *	156	7,181
Vaxcyte, Inc. *	131	7,608
Viking Therapeutics, Inc. *	64	2,482
Xenon Pharmaceuticals, Inc. (Canada) *	151	9,112
		128,267
Broadline Retail — 0.5%
Global-e Online Ltd. (Israel) *	125	4,352
Ollie's Bargain Outlet Holdings, Inc. *	47	3,560
		7,912
Building Products — 2.1%
AZZ, Inc.	45	6,969
Hayward Holdings, Inc. *	576	9,968
Modine Manufacturing Co. *	18	4,974
Simpson Manufacturing Co., Inc.	34	7,059
UFP Industries, Inc.	68	6,177
		35,147
Capital Markets — 2.2%
Donnelley Financial Solutions, Inc. *	220	9,244
Evercore, Inc., Class A	15	5,083
Piper Sandler Cos.	76	5,509
StoneX Group, Inc. *	95	11,204
Virtus Investment Partners, Inc.	47	6,763
		37,803
Chemicals — 2.0%
Avient Corp.	238	8,791
Hawkins, Inc.	15	2,093
HB Fuller Co.	129	7,551
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Small Cap Funds	1

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Chemicals — continued
Innospec, Inc.	78	6,343
Quaker Chemical Corp.	57	9,109
		33,887
Commercial Services & Supplies — 1.8%
Casella Waste Systems, Inc., Class A *	126	12,199
MSA Safety, Inc.	44	7,685
OPENLANE, Inc. *	149	6,152
UniFirst Corp.	14	3,813
		29,849
Communications Equipment — 0.3%
ADTRAN Holdings, Inc. *	306	4,257
Viavi Solutions, Inc. *	9	415
		4,672
Construction & Engineering — 1.8%
Argan, Inc.	10	8,136
Dycom Industries, Inc. *	14	6,912
Primoris Services Corp.	31	3,052
Solv Energy, Inc., Class A *	137	4,649
Valmont Industries, Inc.	12	7,221
		29,970
Construction Materials — 0.6%
Eagle Materials, Inc.	25	5,550
James Hardie Industries plc, ADR *	188	4,922
		10,472
Consumer Finance — 1.4%
Dave, Inc. *	12	4,442
Enova International, Inc. *	19	4,607
Figure Technology Solutions, Inc., Class A *	77	2,355
FirstCash Holdings, Inc.	59	12,812
		24,216
Consumer Staples Distribution & Retail — 0.7%
Chefs' Warehouse, Inc. (The) *	123	11,811
Containers & Packaging — 0.7%
Myers Industries, Inc.	355	12,523
Diversified Consumer Services — 0.6%
Graham Holdings Co., Class B	8	9,266
INVESTMENTS	SHARES (000)	VALUE ($000)

Diversified REITs — 0.8%
Broadstone Net Lease, Inc.	359	7,432
Essential Properties Realty Trust, Inc.	207	6,168
		13,600
Diversified Telecommunication Services — 0.2%
Lumen Technologies, Inc. *	460	3,530
Electric Utilities — 0.8%
IDACORP, Inc.	40	6,052
Portland General Electric Co.	131	6,779
		12,831
Electrical Equipment — 1.2%
Dpc Holdings Ltd. (United Kingdom) * (a)	131	6,398
Nextpower, Inc., Class A *	51	6,114
Vicor Corp. *	20	7,632
		20,144
Electronic Equipment, Instruments & Components — 6.5%
Ingram Micro Holding Corp.	329	9,028
Insight Enterprises, Inc. *	141	17,138
Littelfuse, Inc.	18	8,442
Mirion Technologies, Inc. *	325	5,836
nLight, Inc. *	94	6,529
OSI Systems, Inc. *	20	4,350
Ouster, Inc. *	95	5,965
Plexus Corp. *	49	14,606
Ralliant Corp.	136	9,998
Sanmina Corp. *	56	14,170
ScanSource, Inc. *	264	13,761
		109,823
Energy Equipment & Services — 1.4%
Cactus, Inc., Class A	137	7,003
Kodiak Gas Services, Inc.	123	9,219
Weatherford International plc	94	7,701
		23,923
Entertainment — 0.4%
IMAX Corp. *	184	7,346
Financial Services — 1.0%
PennyMac Financial Services, Inc.	78	6,753
Radian Group, Inc.	280	10,560
		17,313
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Small Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food Products — 0.3%
Dole plc	275	3,780
Lamb Weston Holdings, Inc. (a)	48	2,053
		5,833
Gas Utilities — 1.2%
Chesapeake Utilities Corp.	57	6,972
ONE Gas, Inc.	106	8,162
Southwest Gas Holdings, Inc.	53	4,711
		19,845
Ground Transportation — 0.9%
Marten Transport Ltd.	454	7,875
Saia, Inc. *	17	7,334
		15,209
Health Care Equipment & Supplies — 2.7%
ICU Medical, Inc. *	51	7,522
Inmode Ltd. *	368	5,384
IRhythm Holdings, Inc. *	57	6,699
Lantheus Holdings, Inc. *	67	7,456
LivaNova plc *	172	14,155
Merit Medical Systems, Inc. *	58	3,986
TransMedics Group, Inc. *	17	1,127
		46,329
Health Care Providers & Services — 2.7%
Billiontoone, Inc., Class A * (a)	44	5,278
Concentra Group Holdings Parent, Inc.	324	9,647
Encompass Health Corp.	80	8,064
Ensign Group, Inc. (The)	51	8,257
HealthEquity, Inc. *	44	3,963
Hims & Hers Health, Inc. * (a)	67	2,326
Hinge Health, Inc., Class A *	71	5,875
Lumexa Imaging Holdings, Inc. *	170	1,916
		45,326
Health Care REITs — 0.6%
American Healthcare REIT, Inc.	61	3,199
Sabra Health Care REIT, Inc.	358	6,982
		10,181
Health Care Technology — 0.2%
Waystar Holding Corp. *	142	2,924
Hotel & Resort REITs — 0.5%
Apple Hospitality REIT, Inc.	548	9,219
INVESTMENTS	SHARES (000)	VALUE ($000)

Hotels, Restaurants & Leisure — 2.0%
Boyd Gaming Corp.	81	7,170
Brinker International, Inc. *	41	6,804
Life Time Group Holdings, Inc. *	205	8,377
Sportradar Group AG, Class A (Switzerland) * (a)	249	3,729
Wingstop, Inc.	12	2,042
Wyndham Hotels & Resorts, Inc.	74	6,237
		34,359
Household Durables — 1.3%
La-Z-Boy, Inc.	106	4,255
M/I Homes, Inc. *	66	10,646
Meritage Homes Corp.	82	6,891
		21,792
Household Products — 0.3%
Reynolds Consumer Products, Inc.	182	4,878
Independent Power and Renewable Electricity Producers — 0.2%
Fervo Energy Co., Class A * (a)	143	4,177
Industrial REITs — 0.4%
Terreno Realty Corp.	98	6,325
Insurance — 1.5%
Lemonade, Inc. *	73	4,757
Safety Insurance Group, Inc.	114	8,539
Selective Insurance Group, Inc.	131	12,713
		26,009
Interactive Media & Services — 1.9%
Cars.com, Inc. *	1,311	14,343
MediaAlpha, Inc., Class A *	1,403	17,634
		31,977
IT Services — 0.6%
DigitalOcean Holdings, Inc. *	47	7,419
Globant SA * (a)	118	3,422
		10,841
Leisure Products — 0.5%
YETI Holdings, Inc. *	156	7,724
Life Sciences Tools & Services — 0.4%
Bruker Corp.	109	6,560
Machinery — 5.1%
Alliance Laundry Holdings, Inc. *	219	5,799
Atmus Filtration Technologies, Inc.	65	3,310
CECO Environmental Corp. *	28	2,558
Enpro, Inc.	32	12,261
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Small Cap Funds	3

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Esab Corp.	55	5,444
Federal Signal Corp.	89	11,507
Hillman Solutions Corp. *	799	6,742
JBT Marel Corp.	43	6,207
Kadant, Inc.	20	6,353
Mueller Industries, Inc.	66	8,078
SPX Technologies, Inc. *	29	7,015
Timken Co. (The)	48	6,918
Toro Co. (The)	44	4,305
		86,497
Marine Transportation — 0.3%
Kirby Corp. *	39	5,369
Media — 1.8%
Entravision Communications Corp., Class A	387	5,048
John Wiley & Sons, Inc., Class A	186	9,049
Liftoff Mobile, Inc. *	162	3,881
Stagwell, Inc. *	1,673	12,431
		30,409
Multi-Utilities — 0.4%
Unitil Corp.	128	6,750
Office REITs — 1.0%
Easterly Government Properties, Inc., Class A	349	8,699
Highwoods Properties, Inc.	262	7,915
		16,614
Oil, Gas & Consumable Fuels — 2.1%
Chord Energy Corp.	54	6,141
CNX Resources Corp. *	243	8,253
Gulfport Energy Corp. *	25	4,190
Magnolia Oil & Gas Corp., Class A	361	9,234
Matador Resources Co.	165	8,208
		36,026
Passenger Airlines — 0.4%
Joby Aviation, Inc. * (a)	663	5,910
Personal Care Products — 0.3%
Interparfums, Inc.	40	4,441
Pharmaceuticals — 3.1%
Amylyx Pharmaceuticals, Inc. *	254	4,562
Crinetics Pharmaceuticals, Inc. * (a)	183	6,864
Kardigan, Inc. * (a)	265	6,326
LB Pharmaceuticals, Inc. * (a)	220	7,148
INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — continued
Maze Therapeutics, Inc. *	134	3,996
Prestige Consumer Healthcare, Inc. *	97	4,585
Seaport Therapeutics, Inc. * (a)	272	5,897
SpyGlass Pharma, Inc. * (a)	93	2,061
VeraDermics, Inc. *	84	10,310
		51,749
Professional Services — 0.5%
Innodata, Inc. *	57	4,276
Korn Ferry	51	3,405
		7,681
Real Estate Management & Development — 1.0%
Compass, Inc., Class A * (a)	874	10,779
Cushman & Wakefield Ltd. *	434	5,815
		16,594
Residential REITs — 0.7%
Centerspace	84	4,716
Independence Realty Trust, Inc.	421	7,019
		11,735
Retail REITs — 1.1%
Kite Realty Group Trust	307	8,704
Phillips Edison & Co., Inc.	171	7,126
Tanger, Inc.	89	3,502
		19,332
Semiconductors & Semiconductor Equipment — 4.9%
Aehr Test Systems *	59	5,708
Allegro MicroSystems, Inc. (Japan) *	138	9,602
Enphase Energy, Inc. *	103	5,065
Kulicke & Soffa Industries, Inc. (Singapore)	77	10,320
MaxLinear, Inc. *	49	6,235
Navitas Semiconductor Corp. *	242	4,330
Onto Innovation, Inc. *	25	9,628
PDF Solutions, Inc. *	128	9,029
Rambus, Inc. *	34	4,579
Semtech Corp. *	26	4,195
SiTime Corp. *	8	5,851
Synaptics, Inc. *	71	8,853
		83,395
Software — 4.1%
Agilysys, Inc. *	69	7,244
BlackLine, Inc. *	146	4,097
Box, Inc., Class A *	165	4,373
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Small Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Braze, Inc., Class A *	112	2,429
Clear Secure, Inc., Class A	138	7,680
Commvault Systems, Inc. *	43	6,131
D-Wave Quantum, Inc. (Canada) * (a)	167	3,998
Guidewire Software, Inc. *	37	4,572
JFrog Ltd. *	154	13,996
Procore Technologies, Inc. *	83	3,384
SentinelOne, Inc., Class A *	229	3,886
Varonis Systems, Inc. *	103	4,301
Vertex, Inc., Class A *	203	2,330
		68,421
Specialty Retail — 1.9%
Group 1 Automotive, Inc.	23	6,763
Lithia Motors, Inc., Class A	12	3,565
Petco Health & Wellness Co., Inc. * (a)	1,722	4,684
Urban Outfitters, Inc. *	90	6,400
Victoria's Secret & Co. *	49	4,088
Warby Parker, Inc., Class A * (a)	225	6,820
		32,320
Technology Hardware, Storage & Peripherals — 0.4%
Corsair Gaming, Inc. *	380	3,681
Infleqtion, Inc. * (a)	255	3,394
		7,075
Textiles, Apparel & Luxury Goods — 0.5%
Levi Strauss & Co., Class A (a)	224	5,560
VF Corp.	219	3,648
		9,208
Trading Companies & Distributors — 2.4%
Applied Industrial Technologies, Inc.	47	15,757
Herc Holdings, Inc.	40	5,746
McGrath RentCorp	77	9,320
Rush Enterprises, Inc., Class A	123	9,016
		39,839
INVESTMENTS	SHARES (000)	VALUE ($000)

Water Utilities — 0.4%
American States Water Co.	79	6,526
Total Common Stocks (Cost $1,259,519)		1,684,791
Short-Term Investments — 3.9%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $17,236)	17,236	17,236
Investment of Cash Collateral from Securities Loaned — 2.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $48,801)	48,801	48,801
Total Short-Term Investments (Cost $66,037)		66,037
Total Investments — 103.6% (Cost $1,325,556)		1,750,828
Liabilities in Excess of Other Assets — (3.6)%		(61,342)
NET ASSETS — 100.0%		1,689,486

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $45,826 (See Note 2.C.).
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Small Cap Funds	5

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.7%
Aerospace & Defense — 3.1%
Arxis, Inc., Class A * (a)	435	20,083
Karman Holdings, Inc. *	531	26,508
Loar Holdings, Inc. *	524	42,209
		88,800
Automobile Components — 0.5%
Gentex Corp.	515	13,027
Banks — 9.6%
BankUnited, Inc.	459	22,249
Commerce Bancshares, Inc.	489	28,263
Cullen/Frost Bankers, Inc.	250	38,602
First Financial Bancorp	697	23,570
First Hawaiian, Inc.	732	21,454
First Horizon Corp.	1,276	32,716
First Interstate BancSystem, Inc., Class A	636	24,515
ServisFirst Bancshares, Inc.	321	27,798
Wintrust Financial Corp.	237	38,033
WSFS Financial Corp.	251	19,292
		276,492
Beverages — 1.1%
Primo Brands Corp.	1,288	31,471
Building Products — 4.7%
AAON, Inc. (a)	134	17,000
Hayward Holdings, Inc. *	2,170	37,571
Janus International Group, Inc. *	3,113	17,277
Modine Manufacturing Co. *	120	31,983
Simpson Manufacturing Co., Inc.	73	15,333
Zurn Elkay Water Solutions Corp.	306	15,446
		134,610
Capital Markets — 5.9%
Evercore, Inc., Class A	100	34,205
MarketAxess Holdings, Inc.	208	23,642
Miami International Holdings, Inc. *	660	24,508
Moelis & Co., Class A	229	14,974
Morningstar, Inc.	104	16,250
Ridgepost Capital, Inc., Class A	1,161	9,139
StepStone Group, Inc., Class A	775	32,054
Wealthfront Corp. * (a)	1,661	14,844
		169,616
Chemicals — 4.9%
Balchem Corp.	123	20,841
Element Solutions, Inc.	1,091	52,109
INVESTMENTS	SHARES (000)	VALUE ($000)

Chemicals — continued
Perimeter Solutions, Inc. *	623	22,189
Quaker Chemical Corp.	90	14,304
Solstice Advanced Materials, Inc.	340	30,082
		139,525
Commercial Services & Supplies — 2.7%
Casella Waste Systems, Inc., Class A *	373	36,139
MSA Safety, Inc.	236	41,305
		77,444
Communications Equipment — 1.1%
Digi International, Inc. *	419	31,367
Construction & Engineering — 2.8%
Construction Partners, Inc., Class A *	139	16,469
Legence Corp., Class A *	344	29,339
WillScot Holdings Corp.	1,183	34,150
		79,958
Construction Materials — 0.9%
Eagle Materials, Inc.	119	26,666
Consumer Finance — 0.6%
Figure Technology Solutions, Inc., Class A * (a)	571	17,523
Consumer Staples Distribution & Retail — 2.6%
BJ's Wholesale Club Holdings, Inc. *	264	23,046
Chefs' Warehouse, Inc. (The) *	282	27,101
Performance Food Group Co. *	206	23,042
		73,189
Distributors — 1.0%
Pool Corp.	136	29,323
Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions, Inc. *	338	23,993
Electric Utilities — 0.7%
Portland General Electric Co.	385	19,970
Electrical Equipment — 2.1%
Dpc Holdings Ltd. (United Kingdom) * (a)	256	12,544
Forgent Power Solutions, Inc., Class A * (a)	335	18,727
Innio NV (Germany) * (a)	319	12,634
Nextpower, Inc., Class A *	139	16,504
		60,409
Electronic Equipment, Instruments & Components — 6.4%
Badger Meter, Inc.	227	33,630
Bel Fuse, Inc., Class B	121	40,494
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Small Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
Fabrinet (Thailand) *	57	32,053
nLight, Inc. *	171	11,895
Novanta, Inc. *	297	48,207
Plexus Corp. *	61	18,407
		184,686
Energy Equipment & Services — 2.3%
Cactus, Inc., Class A (a)	426	21,840
Flowco Holdings, Inc., Class A	1,049	22,389
Liberty Energy, Inc.	860	22,514
		66,743
Financial Services — 0.5%
Jack Henry & Associates, Inc.	101	13,855
Food Products — 0.8%
Freshpet, Inc. *	143	8,445
Utz Brands, Inc.	1,809	13,933
		22,378
Ground Transportation — 0.8%
Saia, Inc. *	57	23,886
Health Care Equipment & Supplies — 2.6%
Align Technology, Inc. *	33	5,529
Envista Holdings Corp. *	1,520	40,067
ICU Medical, Inc. *	197	28,868
		74,464
Health Care Providers & Services — 4.6%
Chemed Corp.	42	19,703
Concentra Group Holdings Parent, Inc.	1,102	32,780
Encompass Health Corp.	314	31,713
HealthEquity, Inc. *	369	33,326
Molina Healthcare, Inc. *	58	13,281
		130,803
Hotel & Resort REITs — 1.2%
Ryman Hospitality Properties, Inc.	259	33,254
Hotels, Restaurants & Leisure — 3.4%
Monarch Casino & Resort, Inc.	154	20,175
Planet Fitness, Inc., Class A *	510	26,613
Shake Shack, Inc., Class A *	311	17,425
Wyndham Hotels & Resorts, Inc.	399	33,610
		97,823
Industrial REITs — 0.7%
EastGroup Properties, Inc.	106	21,409
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — 3.8%
Accelerant Holdings, Class A (Cayman Islands) *	1,142	13,384
Kinsale Capital Group, Inc.	103	33,932
Neptune Insurance Holdings, Inc., Class A *	746	23,505
RLI Corp.	266	15,715
Ryan Specialty Holdings, Inc. (a)	583	22,008
		108,544
IT Services — 0.8%
DigitalOcean Holdings, Inc. * (a)	137	21,574
Leisure Products — 0.6%
Acushnet Holdings Corp. (a)	133	15,794
Life Sciences Tools & Services — 0.8%
Medpace Holdings, Inc. *	46	24,201
Machinery — 4.2%
Alliance Laundry Holdings, Inc. *	718	19,034
Hillman Solutions Corp. *	2,591	21,868
Lincoln Electric Holdings, Inc.	28	7,526
Middleby Corp. (The) *	198	33,999
RBC Bearings, Inc. *	54	34,876
Standex International Corp.	12	4,472
		121,775
Metals & Mining — 0.6%
Commercial Metals Co.	255	15,994
Oil, Gas & Consumable Fuels — 2.1%
DT Midstream, Inc.	171	25,146
SM Energy Co.	1,333	34,793
		59,939
Personal Care Products — 0.9%
elf Beauty, Inc. *	363	26,879
Professional Services — 2.0%
Andersen Group, Inc., Class A * (a)	317	11,952
First Advantage Corp. * (a)	1,003	18,112
Paylocity Holding Corp. *	125	13,047
TransUnion	201	14,522
		57,633
Real Estate Management & Development — 2.5%
Colliers International Group, Inc. (Canada)	368	34,522
Cushman & Wakefield Ltd. *	2,719	36,406
		70,928
Semiconductors & Semiconductor Equipment — 4.5%
Allegro MicroSystems, Inc. (Japan) *	547	38,103
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Small Cap Funds	7

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Entegris, Inc.	128	23,050
MACOM Technology Solutions Holdings, Inc. *	86	32,664
Power Integrations, Inc.	432	36,185
		130,002
Software — 2.8%
CCC Intelligent Solutions Holdings, Inc. *	2,894	14,932
JFrog Ltd. *	111	10,039
Manhattan Associates, Inc. *	108	14,969
nCino, Inc. * (a)	821	13,427
Qualys, Inc. *	82	11,338
Tyler Technologies, Inc. *	51	14,967
		79,672
Specialty Retail — 0.7%
Warby Parker, Inc., Class A * (a)	676	20,501
Trading Companies & Distributors — 3.0%
Applied Industrial Technologies, Inc.	68	23,057
Core & Main, Inc., Class A *	560	27,025
WESCO International, Inc.	48	16,371
Xometry, Inc., Class A *	205	19,772
		86,225
Total Common Stocks (Cost $1,951,031)		2,802,345
Exchange-Traded Funds — 0.8%
U.S. Equity — 0.8%
iShares Russell 2000 ETF (a) (Cost $19,550)	75	22,700
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 4.6%
Investment Companies — 1.6%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $44,788)	44,786	44,786
Investment of Cash Collateral from Securities Loaned — 3.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $87,047)	87,047	87,047
Total Short-Term Investments (Cost $131,835)		131,833
Total Investments — 103.1% (Cost $2,102,416)		2,956,878
Liabilities in Excess of Other Assets — (3.1)%		(89,574)
NET ASSETS — 100.0%		2,867,304

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $86,159 (See Note 2.C.).
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Small Cap Funds	June 30, 2026

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 100.9%
Aerospace & Defense — 4.8%
Aevex Corp., Class A * (a)	631	13,187
Firefly Aerospace, Inc. * (a)	367	10,798
Hexcel Corp.	206	20,553
Karman Holdings, Inc. *	358	17,874
Moog, Inc., Class A	76	32,172
VSE Corp. (a)	128	29,198
		123,782
Automobile Components — 1.0%
Patrick Industries, Inc.	146	13,054
Visteon Corp.	119	11,835
		24,889
Banks — 1.6%
Ameris Bancorp	273	24,633
ServisFirst Bancshares, Inc.	183	15,892
		40,525
Biotechnology — 15.5%
Bicara Therapeutics, Inc. *	168	4,998
Caris Life Sciences, Inc. *	470	8,370
Cytokinetics, Inc. *	217	18,434
Damora Therapeutics, Inc. * (a)	741	19,282
Disc Medicine, Inc. *	274	20,057
Dyne Therapeutics, Inc. *	921	20,451
Evommune, Inc. * (a)	554	7,367
Generate Biomedicines, Inc. * (a)	580	9,789
Hemab Therapeutics Holdings, Inc. * (a)	532	19,518
Immunome, Inc. * (a)	774	16,396
Jade Biosciences, Inc. *	678	15,060
Newamsterdam Pharma Co. NV (Netherlands) *	521	17,657
Oruka Therapeutics, Inc. * (a)	251	23,888
Parabilis Medicines, Inc. * (a)	480	13,143
REGENXBIO, Inc. * (a)	630	7,546
Rhythm Pharmaceuticals, Inc. *	282	31,337
Sionna Therapeutics, Inc. * (a)	524	23,063
Spyre Therapeutics, Inc. *	261	23,195
Tango Therapeutics, Inc. *	620	19,388
uniQure NV (Netherlands) *	491	22,593
Vaxcyte, Inc. *	407	23,649
Viking Therapeutics, Inc. * (a)	200	7,807
Xenon Pharmaceuticals, Inc. (Canada) *	475	28,667
		401,655
INVESTMENTS	SHARES (000)	VALUE ($000)

Broadline Retail — 1.0%
Global-e Online Ltd. (Israel) * (a)	388	13,495
Ollie's Bargain Outlet Holdings, Inc. * (a)	146	11,201
		24,696
Building Products — 1.5%
Modine Manufacturing Co. *	59	15,648
Simpson Manufacturing Co., Inc.	106	22,209
		37,857
Capital Markets — 2.6%
Evercore, Inc., Class A	46	15,846
Piper Sandler Cos.	237	17,125
StoneX Group, Inc. *	294	34,828
		67,799
Commercial Services & Supplies — 3.1%
Casella Waste Systems, Inc., Class A *	391	37,918
MSA Safety, Inc.	136	23,821
OPENLANE, Inc. *	463	19,078
		80,817
Communications Equipment — 0.6%
ADTRAN Holdings, Inc. *	950	13,198
Viavi Solutions, Inc. *	27	1,306
		14,504
Construction & Engineering — 3.6%
Argan, Inc.	32	25,290
Dycom Industries, Inc. *	43	21,746
Primoris Services Corp.	97	9,602
Solv Energy, Inc., Class A *	424	14,450
Valmont Industries, Inc.	39	22,717
		93,805
Construction Materials — 1.3%
Eagle Materials, Inc.	78	17,462
James Hardie Industries plc, ADR * (a)	591	15,484
		32,946
Consumer Finance — 2.9%
Dave, Inc. *	37	13,807
Enova International, Inc. *	60	14,362
Figure Technology Solutions, Inc., Class A *	239	7,343
FirstCash Holdings, Inc.	186	40,308
		75,820
Consumer Staples Distribution & Retail — 1.4%
Chefs' Warehouse, Inc. (The) *	387	37,158
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Small Cap Funds	9

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Diversified Telecommunication Services — 0.4%
Lumen Technologies, Inc. *	1,446	11,105
Electrical Equipment — 2.4%
Dpc Holdings Ltd. (United Kingdom) *	405	19,888
Nextpower, Inc., Class A *	162	19,237
Vicor Corp. *	63	24,010
		63,135
Electronic Equipment, Instruments & Components — 4.8%
Littelfuse, Inc.	58	26,559
Mirion Technologies, Inc. * (a)	1,024	18,362
nLight, Inc. *	291	20,296
OSI Systems, Inc. *	63	13,687
Ouster, Inc. *	296	18,497
Plexus Corp. *	87	26,075
		123,476
Energy Equipment & Services — 0.8%
Cactus, Inc., Class A (a)	425	21,767
Entertainment — 0.9%
IMAX Corp. *	571	22,778
Ground Transportation — 0.9%
Saia, Inc. *	54	22,796
Health Care Equipment & Supplies — 2.3%
IRhythm Holdings, Inc. *	176	20,912
Lantheus Holdings, Inc. *	212	23,457
Merit Medical Systems, Inc. *	181	12,542
TransMedics Group, Inc. *	53	3,546
		60,457
Health Care Providers & Services — 2.3%
Billiontoone, Inc., Class A *	139	16,607
HealthEquity, Inc. *	138	12,468
Hims & Hers Health, Inc. * (a)	211	7,319
Hinge Health, Inc., Class A *	223	18,483
Lumexa Imaging Holdings, Inc. * (a)	534	6,026
		60,903
Health Care Technology — 0.4%
Waystar Holding Corp. *	448	9,199
Hotels, Restaurants & Leisure — 3.3%
Boyd Gaming Corp.	256	22,558
Life Time Group Holdings, Inc. *	645	26,355
Sportradar Group AG, Class A (Switzerland) *	784	11,733
INVESTMENTS	SHARES (000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
Wingstop, Inc. (a)	37	6,425
Wyndham Hotels & Resorts, Inc.	233	19,622
		86,693
Independent Power and Renewable Electricity Producers — 0.5%
Fervo Energy Co., Class A * (a)	444	12,985
Industrial REITs — 0.8%
Terreno Realty Corp.	307	19,900
Insurance — 0.6%
Lemonade, Inc. *	227	14,788
IT Services — 1.3%
DigitalOcean Holdings, Inc. *	149	23,342
Globant SA * (a)	367	10,637
		33,979
Machinery — 4.5%
Esab Corp.	173	17,126
Federal Signal Corp. (a)	278	35,683
JBT Marel Corp.	135	19,529
SPX Technologies, Inc. *	90	22,068
Timken Co. (The)	150	21,767
		116,173
Marine Transportation — 0.6%
Kirby Corp. *	124	16,891
Media — 0.5%
Liftoff Mobile, Inc. * (a)	501	12,036
Oil, Gas & Consumable Fuels — 0.5%
Gulfport Energy Corp. *	78	13,182
Passenger Airlines — 0.7%
Joby Aviation, Inc. * (a)	2,060	18,371
Pharmaceuticals — 5.7%
Amylyx Pharmaceuticals, Inc. *	799	14,351
Crinetics Pharmaceuticals, Inc. *	577	21,595
Kardigan, Inc. * (a)	824	19,643
LB Pharmaceuticals, Inc. * (a)	693	22,488
Maze Therapeutics, Inc. *	421	12,573
Seaport Therapeutics, Inc. * (a)	841	18,265
SpyGlass Pharma, Inc. * (a)	291	6,484
VeraDermics, Inc. *	264	32,437
		147,836
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Small Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — 0.5%
Innodata, Inc. *	175	13,258
Real Estate Management & Development — 1.3%
Compass, Inc., Class A *	2,717	33,505
Retail REITs — 0.9%
Phillips Edison & Co., Inc.	532	22,149
Semiconductors & Semiconductor Equipment — 9.0%
Aehr Test Systems *	185	17,743
Allegro MicroSystems, Inc. (Japan) *	434	30,209
Enphase Energy, Inc. *	320	15,744
Kulicke & Soffa Industries, Inc. (Singapore)	240	32,080
MaxLinear, Inc. *	152	19,438
Navitas Semiconductor Corp. *	751	13,461
Onto Innovation, Inc. *	80	30,292
PDF Solutions, Inc. *	395	27,997
Rambus, Inc. *	108	14,405
Semtech Corp. *	81	13,197
SiTime Corp. *	25	18,409
		232,975
Software — 8.2%
Agilysys, Inc. *	215	22,464
BlackLine, Inc. *	459	12,891
Box, Inc., Class A *	518	13,757
Braze, Inc., Class A *	352	7,642
Clear Secure, Inc., Class A	428	23,871
Commvault Systems, Inc. *	135	19,059
D-Wave Quantum, Inc. (Canada) * (a)	524	12,579
Guidewire Software, Inc. *	116	14,211
JFrog Ltd. *	479	43,504
Procore Technologies, Inc. *	262	10,648
SentinelOne, Inc., Class A *	721	12,227
Varonis Systems, Inc. *	323	13,531
Vertex, Inc., Class A *	638	7,329
		213,713
Specialty Retail — 1.7%
Lithia Motors, Inc., Class A	39	11,216
Victoria's Secret & Co. *	152	12,708
Warby Parker, Inc., Class A *	707	21,457
		45,381
Technology Hardware, Storage & Peripherals — 0.4%
Infleqtion, Inc. * (a)	792	10,550
INVESTMENTS	SHARES (000)	VALUE ($000)

Textiles, Apparel & Luxury Goods — 1.1%
Levi Strauss & Co., Class A	705	17,491
VF Corp.	688	11,478
		28,969
Trading Companies & Distributors — 2.7%
Applied Industrial Technologies, Inc.	69	23,435
Herc Holdings, Inc.	124	17,817
Rush Enterprises, Inc., Class A	389	28,367
		69,619
Total Common Stocks (Cost $1,984,448)		2,614,822
Short-Term Investments — 5.2%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $5,451)	5,451	5,451
Investment of Cash Collateral from Securities Loaned — 5.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $129,823)	129,823	129,823
Total Short-Term Investments (Cost $135,274)		135,274
Total Investments — 106.1% (Cost $2,119,722)		2,750,096
Liabilities in Excess of Other Assets — (6.1)%		(158,015)
NET ASSETS — 100.0%		2,592,081

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $117,982 (See Note 2.C.).
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Small Cap Funds	11

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 95.7%
Aerospace & Defense — 0.9%
AAR Corp. *	21	2,950
AIRO Group Holdings, Inc. * (a)	53	392
Archer Aviation, Inc., Class A * (a)	351	1,659
Beta Technologies, Inc., Class A *	52	869
Mercury Systems, Inc. *	17	2,056
Park Aerospace Corp.	22	863
StandardAero, Inc. *	34	1,008
V2X, Inc. *	25	1,894
		11,691
Air Freight & Logistics — 0.1%
Radiant Logistics, Inc. *	128	1,209
Automobile Components — 2.5%
Adient plc *	152	2,789
Dana, Inc.	83	2,246
Dauch Corp. *	898	4,866
Garrett Motion, Inc. (Switzerland)	257	9,319
LCI Industries	23	2,440
Motorcar Parts of America, Inc. *	128	1,968
Patrick Industries, Inc.	14	1,275
Phinia, Inc.	38	3,126
Versigent plc *	112	4,705
		32,734
Automobiles — 0.1%
Winnebago Industries, Inc.	44	1,377
Banks — 18.9%
1st Source Corp.	10	827
Amerant Bancorp, Inc., Class A	44	1,133
Ameris Bancorp	75	6,776
Associated Banc-Corp.	236	7,265
Atlantic Union Bankshares Corp.	28	1,198
Axos Financial, Inc. *	45	4,379
Banc of California, Inc.	475	9,702
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	148	8,809
BankUnited, Inc.	100	4,848
Banner Corp.	20	1,310
BayCom Corp.	7	220
Beacon Financial Corp.	57	1,730
Bridgewater Bancshares, Inc. *	60	1,261
Burke & Herbert Financial Services Corp.	11	760
Business First Bancshares, Inc.	113	3,480
Byline Bancorp, Inc.	130	4,888
California BanCorp	40	838
INVESTMENTS	SHARES (000)	VALUE ($000)

Banks — continued
Capitol Federal Financial, Inc.	134	1,140
Central Pacific Financial Corp.	34	1,319
ChoiceOne Financial Services, Inc.	11	374
CNB Financial Corp.	75	2,515
Community Trust Bancorp, Inc.	29	2,100
ConnectOne Bancorp, Inc.	127	4,264
Customers Bancorp, Inc. *	43	3,444
CVB Financial Corp.	263	5,921
Dime Commercial Bancshares, Inc.	23	919
Eastern Bankshares, Inc.	316	7,022
Enterprise Financial Services Corp.	119	7,873
Equity Bancshares, Inc., Class A	33	1,595
Farmers National Banc Corp.	266	3,877
Financial Institutions, Inc.	97	3,787
First BanCorp (Puerto Rico)	146	3,809
First Busey Corp.	138	4,065
First Financial Bancorp	67	2,265
First Financial Corp.	50	3,901
First Interstate BancSystem, Inc., Class A	32	1,253
First Merchants Corp.	130	5,682
First Mid Bancshares, Inc.	61	2,920
Five Star Bancorp	32	1,538
Glacier Bancorp, Inc. (a)	41	2,114
Hancock Whitney Corp.	36	2,706
Hanmi Financial Corp.	86	2,780
HBT Financial, Inc.	8	250
Heritage Financial Corp.	53	1,581
Hilltop Holdings, Inc.	185	7,176
Home BancShares, Inc.	52	1,491
HomeTrust Bancshares, Inc.	23	1,126
Horizon Bancorp, Inc.	176	3,514
Independent Bank Corp.	6	536
Mercantile Bank Corp.	41	2,373
Metropolitan Bank Holding Corp.	25	2,434
Mid Penn Bancorp, Inc.	12	430
Midland States Bancorp, Inc.	15	470
National Bank Holdings Corp., Class A	26	1,150
Nicolet Bankshares, Inc.	11	1,822
Northrim BanCorp, Inc.	40	1,106
OceanFirst Financial Corp.	211	4,116
OFG Bancorp (Puerto Rico)	33	1,617
Old National Bancorp	352	9,106
Old Second Bancorp, Inc.	148	3,452
Origin Bancorp, Inc.	97	4,978
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Small Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
Orrstown Financial Services, Inc.	11	460
Pathward Financial, Inc.	34	2,989
Peapack-Gladstone Financial Corp.	77	3,630
Peoples Bancorp, Inc.	45	1,718
Provident Financial Services, Inc.	51	1,198
QCR Holdings, Inc.	57	5,563
Renasant Corp.	15	657
Seacoast Banking Corp. of Florida	44	1,453
Sierra Bancorp	13	548
Simmons First National Corp., Class A	221	5,002
SmartFinancial, Inc.	21	1,010
South Plains Financial, Inc.	113	4,879
Southern Missouri Bancorp, Inc.	11	806
Southside Bancshares, Inc.	42	1,495
SouthState Bank Corp.	23	2,271
Texas Capital Bancshares, Inc.	6	581
Towne Bank	52	1,892
TriCo Bancshares	30	1,633
Trustmark Corp.	15	677
UMB Financial Corp.	45	6,398
United Community Banks, Inc.	81	2,859
Unity Bancorp, Inc.	3	176
Univest Financial Corp.	21	922
Valley National Bancorp	297	4,345
WesBanco, Inc.	63	2,459
Wintrust Financial Corp.	16	2,504
WSFS Financial Corp.	39	3,001
		248,461
Biotechnology — 4.6%
Agios Pharmaceuticals, Inc. *	59	2,182
Allogene Therapeutics, Inc. * (a)	295	614
Annexon, Inc. *	151	861
Atrium Therapeutics, Inc. *	2	24
Aurinia Pharmaceuticals, Inc. (Canada) *	51	871
Beam Therapeutics, Inc. * (a)	85	2,927
Bicara Therapeutics, Inc. * (a)	48	1,424
Biohaven Ltd. *	3	40
Celldex Therapeutics, Inc. *	40	1,507
Compass Therapeutics, Inc. *	325	713
CRISPR Therapeutics AG (Switzerland) * (a)	47	2,543
Cullinan Therapeutics, Inc. * (a)	77	1,401
Cytokinetics, Inc. *	70	6,006
Denali Therapeutics, Inc. *	27	704
INVESTMENTS	SHARES (000)	VALUE ($000)

Biotechnology — continued
Editas Medicine, Inc. *	279	903
Enanta Pharmaceuticals, Inc. *	53	774
Erasca, Inc. *	80	1,467
GRAIL, Inc. *	21	1,437
Ideaya Biosciences, Inc. *	59	2,211
ImmunityBio, Inc. * (a)	17	151
Inhibikase Therapeutics, Inc. * (a)	171	347
Intellia Therapeutics, Inc. * (a)	74	1,247
Iovance Biotherapeutics, Inc. *	500	2,081
Larimar Therapeutics, Inc. *	183	558
Neurogene, Inc. *	10	307
Olema Pharmaceuticals, Inc. *	64	795
ORIC Pharmaceuticals, Inc. *	109	1,184
Oruka Therapeutics, Inc. *	27	2,543
PTC Therapeutics, Inc. *	16	1,343
REGENXBIO, Inc. *	168	2,013
Relay Therapeutics, Inc. *	187	3,502
Rocket Pharmaceuticals, Inc. *	90	306
Scholar Rock Holding Corp. *	18	976
Spyre Therapeutics, Inc. *	29	2,540
Syndax Pharmaceuticals, Inc. *	62	1,366
Tectonic Therapeutic, Inc. *	9	303
Travere Therapeutics, Inc. *	35	1,970
Upstream Bio, Inc. *	50	344
Vanda Pharmaceuticals, Inc. *	147	900
Vaxcyte, Inc. *	85	4,927
Veracyte, Inc. *	28	1,619
Vir Biotechnology, Inc. *	96	983
		60,914
Broadline Retail — 0.1%
Kohl's Corp. (a)	47	840
Building Products — 1.2%
Apogee Enterprises, Inc.	46	2,088
Griffon Corp.	58	5,628
Masterbrand, Inc. *	110	1,137
Resideo Technologies, Inc. *	136	4,236
UFP Industries, Inc.	24	2,193
		15,282
Capital Markets — 0.7%
BGC Group, Inc., Class A	118	1,262
Marex Group plc (United Kingdom)	41	2,505
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Small Cap Funds	13

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
StoneX Group, Inc. *	5	638
Virtus Investment Partners, Inc.	32	4,548
		8,953
Chemicals — 2.1%
Avient Corp.	67	2,473
Ecovyst, Inc. *	222	2,769
FMC Corp.	516	5,935
HB Fuller Co.	67	3,889
Innospec, Inc.	32	2,616
Koppers Holdings, Inc.	28	1,241
Mativ Holdings, Inc.	196	1,484
Minerals Technologies, Inc.	60	4,426
Perimeter Solutions, Inc. *	46	1,662
Quaker Chemical Corp.	6	924
		27,419
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	91	4,036
ACCO Brands Corp.	61	253
ACV Auctions, Inc., Class A *	320	2,303
Healthcare Services Group, Inc. *	132	3,230
		9,822
Communications Equipment — 0.9%
NETGEAR, Inc. *	105	2,459
Viasat, Inc. *	87	7,834
Vistance Networks, Inc.	92	1,169
		11,462
Construction & Engineering — 1.6%
API Group Corp. *	43	1,841
Arcosa, Inc.	33	4,736
Fluor Corp. *	57	2,987
MYR Group, Inc. *	11	5,599
Primoris Services Corp.	18	1,786
Tutor Perini Corp.	55	4,580
		21,529
Consumer Finance — 1.5%
Atlanticus Holdings Corp. *	7	689
Encore Capital Group, Inc. *	90	8,379
Enova International, Inc. *	22	5,375
Happen, Inc. *	122	2,525
PROG Holdings, Inc.	62	2,920
		19,888
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Staples Distribution & Retail — 0.9%
Andersons, Inc. (The)	72	4,924
Ingles Markets, Inc., Class A	21	1,845
United Natural Foods, Inc. *	90	4,112
Village Super Market, Inc., Class A	18	776
		11,657
Containers & Packaging — 0.3%
Myers Industries, Inc.	51	1,825
O-I Glass, Inc. *	257	2,473
		4,298
Distributors — 0.2%
GigaCloud Technology, Inc., Class A *	49	1,527
Gold.com, Inc. (a)	27	1,131
		2,658
Diversified Consumer Services — 0.8%
American Public Education, Inc. *	10	507
McGraw Hill, Inc. * (a)	391	3,704
Perdoceo Education Corp.	146	4,677
Stride, Inc. *	25	2,185
		11,073
Diversified REITs — 1.4%
American Assets Trust, Inc.	73	1,801
Broadstone Net Lease, Inc.	330	6,818
Essential Properties Realty Trust, Inc.	319	9,525
		18,144
Diversified Telecommunication Services — 0.5%
Liberty Capital Corp., Class C *	32	687
Lumen Technologies, Inc. *	842	6,466
		7,153
Electric Utilities — 1.3%
IDACORP, Inc.	34	5,137
Otter Tail Corp.	63	5,664
Portland General Electric Co.	122	6,342
		17,143
Electrical Equipment — 1.0%
Allient, Inc.	10	1,033
Atkore, Inc.	50	3,784
EnerSys	34	8,020
		12,837
Electronic Equipment, Instruments & Components — 1.7%
Bel Fuse, Inc., Class B	8	2,488
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Small Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
Benchmark Electronics, Inc.	45	4,401
CTS Corp.	7	463
Daktronics, Inc. * (a)	77	1,504
Insight Enterprises, Inc. *	27	3,297
Kimball Electronics, Inc. *	49	1,257
Knowles Corp. *	28	1,172
Plexus Corp. *	8	2,423
Vishay Intertechnology, Inc.	97	5,235
Vishay Precision Group, Inc. *	4	663
		22,903
Energy Equipment & Services — 1.7%
Atlas Energy Solutions, Inc.	140	2,330
Expro Group Holdings NV *	46	683
Helix Energy Solutions Group, Inc. *	42	369
Helmerich & Payne, Inc.	64	2,107
Liberty Energy, Inc.	10	272
Nabors Industries Ltd. *	31	2,557
Noble Corp. plc	17	613
Oceaneering International, Inc. *	44	1,790
Patterson-UTI Energy, Inc.	372	3,417
Seadrill Ltd. (Norway) *	53	2,007
Transocean Ltd. * (a)	1,358	6,639
		22,784
Entertainment — 0.9%
Cinemark Holdings, Inc.	15	467
Lionsgate Studios Corp. *	159	2,431
Marcus Corp. (The)	106	2,493
Sphere Entertainment Co. * (a)	39	6,735
		12,126
Financial Services — 3.4%
Alerus Financial Corp.	18	552
Bladex, Inc. (Panama)	22	1,333
Enact Holdings, Inc.	44	2,012
Essent Group Ltd.	83	5,360
HA Sustainable Infrastructure Capital, Inc. (a)	118	4,602
Jackson Financial, Inc., Class A	59	6,035
NMI Holdings, Inc., Class A *	211	8,670
PennyMac Financial Services, Inc.	21	1,845
Radian Group, Inc.	148	5,572
Walker & Dunlop, Inc.	150	8,200
		44,181
INVESTMENTS	SHARES (000)	VALUE ($000)

Food Products — 0.3%
Dole plc	251	3,448
Vital Farms, Inc. *	81	941
		4,389
Gas Utilities — 2.1%
New Jersey Resources Corp.	270	15,123
Southwest Gas Holdings, Inc.	119	10,530
Spire, Inc.	24	1,871
		27,524
Ground Transportation — 0.3%
ArcBest Corp.	23	3,246
RXO, Inc. *	42	1,163
		4,409
Health Care Equipment & Supplies — 2.1%
Alphatec Holdings, Inc. *	169	1,460
AngioDynamics, Inc. *	131	1,704
Anteris Technologies Global Corp. * (a)	187	1,839
Beta Bionics, Inc. * (a)	221	3,470
Inogen, Inc. *	83	534
LivaNova plc *	60	4,940
Merit Medical Systems, Inc. *	32	2,211
Omnicell, Inc. *	123	5,101
OraSure Technologies, Inc. *	306	1,364
Orthofix Medical, Inc. *	96	878
Shoulder Innovations, Inc. * (a)	77	1,556
Tactile Systems Technology, Inc. *	34	1,014
Varex Imaging Corp. *	101	1,057
		27,128
Health Care Providers & Services — 0.3%
Addus HomeCare Corp. *	12	1,159
Fulgent Genetics, Inc. * (a)	16	331
Pediatrix Medical Group, Inc. *	37	947
RadNet, Inc. *	17	1,059
Strata Critical Medical, Inc. *	92	485
		3,981
Health Care REITs — 1.3%
American Healthcare REIT, Inc.	26	1,338
CareTrust REIT, Inc.	157	6,346
Community Healthcare Trust, Inc.	21	383
Diversified Healthcare Trust	541	5,025
Sabra Health Care REIT, Inc.	216	4,221
		17,313
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Small Cap Funds	15

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Technology — 0.3%
HeartFlow, Inc. *	55	1,621
Teladoc Health, Inc. *	222	1,880
		3,501
Hotel & Resort REITs — 1.1%
Chatham Lodging Trust	155	2,047
DiamondRock Hospitality Co.	63	763
RLJ Lodging Trust	108	1,277
Ryman Hospitality Properties, Inc.	16	2,131
Service Properties Trust	450	760
Summit Hotel Properties, Inc.	290	2,032
Sunstone Hotel Investors, Inc.	65	745
Xenia Hotels & Resorts, Inc.	228	4,645
		14,400
Hotels, Restaurants & Leisure — 1.1%
Biglari Holdings, Inc., Class B * (a)	3	1,158
BJ's Restaurants, Inc. *	7	453
Black Rock Coffee Bar, Inc., Class A *	76	626
Dine Brands Global, Inc. (a)	31	1,095
Jack in the Box, Inc. * (a)	104	1,644
Marriott Vacations Worldwide Corp.	34	3,480
Penn Entertainment, Inc. *	233	4,983
Sweetgreen, Inc., Class A *	114	1,008
		14,447
Household Durables — 1.7%
Century Communities, Inc.	31	2,185
Champion Homes, Inc. *	45	3,949
Green Brick Partners, Inc. *	18	1,405
Hovnanian Enterprises, Inc., Class A *	22	3,185
KB Home	44	2,755
M/I Homes, Inc. *	36	5,859
Meritage Homes Corp.	40	3,373
		22,711
Household Products — 0.4%
Central Garden & Pet Co., Class A *	104	4,038
Spectrum Brands Holdings, Inc.	16	1,349
		5,387
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc., Class C	68	2,315
INVESTMENTS	SHARES (000)	VALUE ($000)

Industrial REITs — 0.5%
LXP Industrial Trust	53	2,837
Terreno Realty Corp.	49	3,176
		6,013
Insurance — 2.0%
CNO Financial Group, Inc.	131	6,689
Hamilton Insurance Group Ltd., Class B (Bermuda)	93	3,162
Heritage Insurance Holdings, Inc. *	22	569
Mercury General Corp.	32	3,369
Pelagos Insurance Capital Ltd. (United Kingdom)	107	2,604
Safety Insurance Group, Inc.	19	1,397
SiriusPoint Ltd. *	68	1,623
Skyward Specialty Insurance Group, Inc. *	99	5,762
Stewart Information Services Corp.	12	816
Universal Insurance Holdings, Inc.	14	600
		26,591
Interactive Media & Services — 0.6%
TripAdvisor, Inc. *	259	3,559
Webtoon Entertainment, Inc. (South Korea) * (a)	101	1,149
Ziff Davis, Inc. *	48	2,507
		7,215
IT Services — 0.5%
BigBear.ai Holdings, Inc. * (a)	375	1,376
Everforth, Inc. *	104	1,866
Fastly, Inc., Class A *	86	1,573
Unisys Corp. *	437	1,600
		6,415
Leisure Products — 0.4%
Callaway Golf Co. *	268	5,037
Life Sciences Tools & Services — 1.0%
10X Genomics, Inc., Class A *	198	7,583
Alamar Biosciences, Inc. * (a)	24	667
Cytek Biosciences, Inc. *	57	254
Fortrea Holdings, Inc. *	130	2,256
Maravai LifeSciences Holdings, Inc., Class A *	344	2,145
Nautilus Biotechnology, Inc. *	361	675
		13,580
Machinery — 0.8%
Atmus Filtration Technologies, Inc.	51	2,621
Blue Bird Corp. *	29	2,249
Hillman Solutions Corp. *	212	1,791
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Small Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Terex Corp.	41	2,958
Worthington Enterprises, Inc.	27	1,476
		11,095
Marine Transportation — 0.7%
Costamare Bulkers Holdings Ltd. (Monaco) *	13	227
Costamare, Inc. (Monaco)	241	3,382
Matson, Inc.	20	3,734
Safe Bulkers, Inc. (Monaco)	336	2,120
		9,463
Media — 0.4%
John Wiley & Sons, Inc., Class A (a)	55	2,652
PubMatic, Inc., Class A *	104	1,358
Stagwell, Inc. *	236	1,756
		5,766
Metals & Mining — 1.5%
Alpha Metallurgical Resources, Inc. *	6	1,020
Commercial Metals Co.	107	6,725
Constellium SE *	70	2,225
Materion Corp.	7	2,156
SSR Mining, Inc. (Canada) *	151	4,277
Warrior Met Coal, Inc.	34	2,724
		19,127
Mortgage Real Estate Investment Trusts (REITs) — 1.5%
Adamas Trust, Inc.	115	1,081
Apollo Commercial Real Estate Finance, Inc. (a)	97	1,035
Brightspire Capital, Inc., Class A	328	1,789
Dynex Capital, Inc.	95	1,250
Ellington Financial, Inc.	319	4,339
Ladder Capital Corp.	785	7,805
PennyMac Mortgage Investment Trust (a)	118	1,331
TPG RE Finance Trust, Inc.	143	1,194
		19,824
Multi-Utilities — 0.9%
Avista Corp.	12	491
Black Hills Corp.	70	5,202
Northwestern Energy Group, Inc.	22	1,577
Unitil Corp.	86	4,540
		11,810
Office REITs — 1.4%
COPT Defense Properties	226	8,235
Empire State Realty Trust, Inc., Class A	162	875
INVESTMENTS	SHARES (000)	VALUE ($000)

Office REITs — continued
Hudson Pacific Properties, Inc. *	313	4,753
Piedmont Realty Trust, Inc., Class A *	280	2,560
Postal Realty Trust, Inc., Class A	17	422
SL Green Realty Corp. (a)	25	1,293
		18,138
Oil, Gas & Consumable Fuels — 4.5%
California Resources Corp.	47	2,493
Calumet, Inc. *	36	1,308
CNX Resources Corp. *	150	5,074
Core Natural Resources, Inc.	25	1,987
Crescent Energy Co., Class A	126	1,239
Energy Fuels, Inc. * (a)	33	483
Green Plains, Inc. *	83	1,275
Gulfport Energy Corp. *	8	1,353
International Seaways, Inc.	15	1,162
Kinetik Holdings, Inc., Class A	15	699
Murphy Oil Corp.	174	5,661
NextDecade Corp. * (a)	320	2,414
Northern Oil & Gas, Inc.	35	639
Par Pacific Holdings, Inc. *	13	747
PBF Energy, Inc., Class A	114	5,200
Peabody Energy Corp.	70	1,607
REX American Resources Corp. *	40	1,816
Scorpio Tankers, Inc. (Monaco)	80	5,562
SM Energy Co.	262	6,827
Talos Energy, Inc. *	48	624
Teekay Corp. Ltd. (Bermuda)	211	2,112
Teekay Tankers Ltd., Class A (Canada)	111	7,209
World Kinect Corp.	65	2,123
		59,614
Passenger Airlines — 0.2%
JetBlue Airways Corp. *	357	2,044
SkyWest, Inc. *	8	857
		2,901
Personal Care Products — 0.8%
BellRing Brands, Inc. *	241	3,116
Coty, Inc., Class A *	725	1,567
Edgewell Personal Care Co.	124	3,341
Herbalife Ltd. *	90	1,180
Nature's Sunshine Products, Inc. *	54	1,169
Oddity Tech Ltd., Class A (Israel) *	38	580
		10,953
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Small Cap Funds	17

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — 1.6%
Aclaris Therapeutics, Inc. * (a)	264	1,397
Alumis, Inc. *	73	2,057
Amylyx Pharmaceuticals, Inc. *	51	926
Atea Pharmaceuticals, Inc. *	126	585
BioAge Labs, Inc. *	44	1,087
Definium Therapeutics, Inc. * (a)	76	3,577
Ligand Pharmaceuticals, Inc. *	10	3,074
Maze Therapeutics, Inc. *	21	628
MBX Biosciences, Inc. *	41	2,250
Nuvation Bio, Inc. * (a)	266	1,509
Phathom Pharmaceuticals, Inc. *	45	487
Septerna, Inc. *	30	1,001
Supernus Pharmaceuticals, Inc. *	35	1,651
WaVe Life Sciences Ltd. *	81	470
		20,699
Professional Services — 0.3%
IBEX Holdings Ltd. *	22	656
Kelly Services, Inc., Class A	112	1,374
Korn Ferry	29	1,964
		3,994
Real Estate Management & Development — 0.8%
Compass, Inc., Class A * (a)	538	6,635
Cushman & Wakefield Ltd. *	97	1,299
Newmark Group, Inc., Class A	170	2,573
		10,507
Residential REITs — 0.3%
Centerspace	12	646
Independence Realty Trust, Inc.	163	2,716
UMH Properties, Inc.	29	444
		3,806
Retail REITs — 2.3%
Agree Realty Corp.	5	355
Curbline Properties Corp.	110	3,352
Getty Realty Corp.	107	3,564
InvenTrust Properties Corp. (a)	150	5,309
Kite Realty Group Trust	179	5,088
Macerich Co. (The)	186	4,674
NETSTREIT Corp. (a)	135	2,848
Phillips Edison & Co., Inc.	121	5,054
		30,244
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — 1.5%
ACM Research, Inc., Class A *	21	2,641
Alpha & Omega Semiconductor Ltd. *	27	1,280
Ambarella, Inc. *	11	952
Cohu, Inc. *	45	3,306
Diodes, Inc. *	19	2,037
Kulicke & Soffa Industries, Inc. (Singapore)	3	451
Penguin Solutions, Inc. * (a)	28	2,148
Synaptics, Inc. *	29	3,634
T1 Energy, Inc. (Norway) * (a)	169	1,603
Wolfspeed, Inc. * (a)	27	1,275
		19,327
Software — 4.0%
Adeia, Inc.	55	1,821
Alarm.com Holdings, Inc. *	64	2,991
Arteris, Inc. *	19	936
Bit Digital, Inc. * (a)	1,525	2,745
Box, Inc., Class A *	123	3,260
Cleanspark, Inc. * (a)	339	4,930
Consensus Cloud Solutions, Inc. *	39	1,477
Core Scientific, Inc. *	84	2,161
Digital Turbine, Inc. *	272	3,511
Hut 8 Corp. *	46	5,256
LiveRamp Holdings, Inc. *	65	2,449
MARA Holdings, Inc. * (a)	456	6,339
Mitek Systems, Inc. *	47	941
N-Able, Inc. *	479	1,756
NCR Voyix Corp. *	83	677
OneSpan, Inc.	81	1,168
Porch Group, Inc. *	217	3,268
Riot Platforms, Inc. *	256	7,009
		52,695
Specialized REITs — 0.6%
Four Corners Property Trust, Inc.	100	2,463
Outfront Media, Inc.	92	2,993
Rayonier, Inc.	98	2,088
		7,544
Specialty Retail — 2.2%
Advance Auto Parts, Inc. (a)	20	1,222
American Eagle Outfitters, Inc.	183	3,156
Arko Corp.	226	1,812
Asbury Automotive Group, Inc. *	7	1,380
Group 1 Automotive, Inc.	4	1,244
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Small Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
MarineMax, Inc. *	79	2,878
National Vision Holdings, Inc. *	54	1,025
Petco Health & Wellness Co., Inc. * (a)	491	1,337
RealReal, Inc. (The) *	230	2,709
Signet Jewelers Ltd.	77	6,670
Sonic Automotive, Inc., Class A	36	3,062
Victoria's Secret & Co. *	17	1,393
Zumiez, Inc. * (a)	49	876
		28,764
Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings Ltd. *	142	2,636
G-III Apparel Group Ltd.	184	6,199
Movado Group, Inc.	37	1,467
Wolverine World Wide, Inc.	98	1,618
		11,920
Tobacco — 0.0% ^
Turning Point Brands, Inc.	5	460
Trading Companies & Distributors — 1.4%
BlueLinx Holdings, Inc. *	14	846
Boise Cascade Co.	42	3,262
DNOW, Inc. *	79	1,029
GATX Corp.	12	2,120
Hudson Technologies, Inc. *	49	282
Rush Enterprises, Inc., Class A	61	4,428
WESCO International, Inc.	18	6,245
		18,212
Water Utilities — 0.6%
American States Water Co.	26	2,156
Consolidated Water Co. Ltd., Class D	171	5,053
		7,209
Wireless Telecommunication Services — 0.3%
Spok Holdings, Inc.	37	376
Telephone and Data Systems, Inc.	84	3,102
		3,478
Total Common Stocks (Cost $928,145)		1,258,444
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 7.0%
Investment Companies — 3.1%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $40,444)	40,444	40,444
Investment of Cash Collateral from Securities Loaned — 3.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $51,609)	51,609	51,609
Total Short-Term Investments (Cost $92,053)		92,053
Total Investments — 102.7% (Cost $1,020,198)		1,350,497
Liabilities in Excess of Other Assets — (2.7)%		(35,376)
NET ASSETS — 100.0%		1,315,121

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $46,439 (See Note 2.C.).
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Small Cap Funds	19

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	375	09/18/2026	USD	57,094	310

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Small Cap Funds	June 30, 2026

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 94.4%
Aerospace & Defense — 3.8%
Arxis, Inc., Class A * (a)	44	2,030
Karman Holdings, Inc. *	52	2,624
Loar Holdings, Inc. *	48	3,875
Woodward, Inc.	8	3,298
		11,827
Banks — 5.8%
Commerce Bancshares, Inc.	40	2,325
Cullen/Frost Bankers, Inc.	22	3,448
First Horizon Corp.	153	3,931
First Interstate BancSystem, Inc., Class A	44	1,677
ServisFirst Bancshares, Inc.	26	2,232
Wintrust Financial Corp.	22	3,533
WSFS Financial Corp.	14	1,083
		18,229
Beverages — 1.0%
Primo Brands Corp.	124	3,025
Building Products — 5.4%
Hayward Holdings, Inc. *	241	4,171
Janus International Group, Inc. *	289	1,603
Lennox International, Inc.	5	3,002
Madison Air Solutions Corp., Class A * (a)	70	2,749
Modine Manufacturing Co. *	13	3,510
Simpson Manufacturing Co., Inc.	3	593
Zurn Elkay Water Solutions Corp.	28	1,397
		17,025
Capital Markets — 7.1%
Cboe Global Markets, Inc.	12	2,933
Evercore, Inc., Class A	12	4,028
FactSet Research Systems, Inc.	7	1,585
LPL Financial Holdings, Inc.	11	3,049
MarketAxess Holdings, Inc.	19	2,200
Miami International Holdings, Inc. *	54	2,018
Morningstar, Inc.	10	1,565
StepStone Group, Inc., Class A	83	3,408
Wealthfront Corp. * (a)	163	1,458
		22,244
Chemicals — 2.6%
Element Solutions, Inc.	75	3,573
Perimeter Solutions, Inc. *	43	1,535
Solstice Advanced Materials, Inc.	36	3,175
		8,283
INVESTMENTS	SHARES (000)	VALUE ($000)

Commercial Services & Supplies — 3.6%
MSA Safety, Inc.	21	3,738
RB Global, Inc. (Canada)	28	3,227
Waste Connections, Inc.	26	4,310
		11,275
Construction & Engineering — 2.5%
Construction Partners, Inc., Class A *	12	1,462
Legence Corp., Class A *	37	3,111
WillScot Holdings Corp.	113	3,272
		7,845
Construction Materials — 0.9%
Eagle Materials, Inc.	13	2,912
Consumer Finance — 0.6%
Figure Technology Solutions, Inc., Class A *	58	1,784
Consumer Staples Distribution & Retail — 2.6%
BJ's Wholesale Club Holdings, Inc. *	39	3,400
Performance Food Group Co. *	44	4,908
		8,308
Distributors — 1.9%
LKQ Corp.	105	2,774
Pool Corp.	15	3,179
		5,953
Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc. *	32	2,285
Electrical Equipment — 3.5%
Dpc Holdings Ltd. (United Kingdom) *	26	1,259
Forgent Power Solutions, Inc., Class A * (a)	34	1,922
Innio NV (Germany) * (a)	34	1,332
Nextpower, Inc., Class A *	15	1,813
nVent Electric plc	29	4,852
		11,178
Electronic Equipment, Instruments & Components — 4.0%
Badger Meter, Inc.	16	2,438
Bel Fuse, Inc., Class B	7	2,478
Fabrinet (Thailand) *	6	3,207
Novanta, Inc. *	27	4,340
		12,463
Energy Equipment & Services — 2.0%
Cactus, Inc., Class A (a)	39	1,984
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Small Cap Funds	21

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Energy Equipment & Services — continued
Flowco Holdings, Inc., Class A	97	2,079
Liberty Energy, Inc.	85	2,236
		6,299
Financial Services — 0.7%
Jack Henry & Associates, Inc.	16	2,192
Gas Utilities — 1.0%
Atmos Energy Corp.	18	3,055
Ground Transportation — 0.7%
Saia, Inc. *	5	2,305
Health Care Equipment & Supplies — 3.2%
Align Technology, Inc. *	10	1,669
Envista Holdings Corp. *	163	4,295
STERIS plc	19	4,111
		10,075
Health Care Providers & Services — 3.6%
Chemed Corp.	3	1,217
Concentra Group Holdings Parent, Inc.	93	2,755
Encompass Health Corp.	24	2,450
HealthEquity, Inc. *	33	3,001
Molina Healthcare, Inc. *	8	1,814
		11,237
Hotel & Resort REITs — 0.8%
Ryman Hospitality Properties, Inc.	20	2,570
Hotels, Restaurants & Leisure — 3.6%
Domino's Pizza, Inc.	11	3,327
Planet Fitness, Inc., Class A *	52	2,729
Shake Shack, Inc., Class A *	33	1,832
Wyndham Hotels & Resorts, Inc.	40	3,357
		11,245
Industrial REITs — 0.7%
EastGroup Properties, Inc.	12	2,339
Insurance — 3.7%
Accelerant Holdings, Class A (Cayman Islands) *	87	1,016
Brown & Brown, Inc.	46	2,934
Kinsale Capital Group, Inc.	11	3,545
Neptune Insurance Holdings, Inc., Class A *	68	2,135
Ryan Specialty Holdings, Inc. (a)	54	2,065
		11,695
IT Services — 0.8%
DigitalOcean Holdings, Inc. *	16	2,453
INVESTMENTS	SHARES (000)	VALUE ($000)

Life Sciences Tools & Services — 0.8%
Medpace Holdings, Inc. *	5	2,419
Machinery — 4.2%
IDEX Corp.	10	2,200
Lincoln Electric Holdings, Inc.	9	2,251
Middleby Corp. (The) *	20	3,453
Nordson Corp.	7	2,253
RBC Bearings, Inc. *	5	3,201
		13,358
Metals & Mining — 1.3%
Reliance, Inc.	11	4,236
Oil, Gas & Consumable Fuels — 2.0%
DT Midstream, Inc.	18	2,671
SM Energy Co.	134	3,497
		6,168
Personal Care Products — 0.9%
elf Beauty, Inc. *	36	2,685
Professional Services — 2.9%
Andersen Group, Inc., Class A * (a)	30	1,124
Paylocity Holding Corp. *	15	1,602
SS&C Technologies Holdings, Inc.	41	2,536
TransUnion	53	3,806
		9,068
Real Estate Management & Development — 2.2%
Colliers International Group, Inc. (Canada)	35	3,310
Cushman & Wakefield Ltd. *	260	3,476
		6,786
Residential REITs — 0.8%
Mid-America Apartment Communities, Inc.	19	2,650
Semiconductors & Semiconductor Equipment — 5.3%
Allegro MicroSystems, Inc. (Japan) *	63	4,380
Cerebras Systems, Inc., Class A * (a)	4	790
Entegris, Inc.	23	4,229
MACOM Technology Solutions Holdings, Inc. *	11	4,098
Power Integrations, Inc.	37	3,144
		16,641
Software — 1.9%
Guidewire Software, Inc. *	11	1,323
Manhattan Associates, Inc. *	15	2,097
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Small Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Qualys, Inc. *	6	850
Tyler Technologies, Inc. *	6	1,757
		6,027
Specialty Retail — 1.9%
Burlington Stores, Inc. *	9	2,977
Warby Parker, Inc., Class A *	61	1,855
Williams-Sonoma, Inc.	5	1,070
		5,902
Technology Hardware, Storage & Peripherals — 0.6%
Sandisk Corp. *	1	1,821
Textiles, Apparel & Luxury Goods — 0.6%
Deckers Outdoor Corp. *	20	2,022
Trading Companies & Distributors — 2.2%
Core & Main, Inc., Class A *	59	2,839
WESCO International, Inc.	7	2,487
Xometry, Inc., Class A *	17	1,652
		6,978
Total Common Stocks (Cost $228,909)		296,862
Exchange-Traded Funds — 1.2%
U.S. Equity — 1.2%
iShares Russell Mid-Cap ETF (a) (Cost $3,648)	35	3,904
Short-Term Investments — 8.2%
Investment Companies — 4.3%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $13,370)	13,370	13,370
INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — 3.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $12,337)	12,337	12,337
Total Short-Term Investments (Cost $25,707)		25,707
Total Investments — 103.8% (Cost $258,264)		326,473
Liabilities in Excess of Other Assets — (3.8)%		(11,905)
NET ASSETS — 100.0%		314,568

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $12,328 (See Note 2.C.).
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Small Cap Funds	23

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.6%
Aerospace & Defense — 2.5%
AAR Corp. *	15	2,184
Archer Aviation, Inc., Class A * (a)	76	360
Beta Technologies, Inc., Class A *	77	1,296
Firefly Aerospace, Inc. *	52	1,524
Kratos Defense & Security Solutions, Inc. *	23	1,162
Mercury Systems, Inc. *	25	3,037
Moog, Inc., Class A	29	12,251
Park Aerospace Corp.	41	1,560
Red Cat Holdings, Inc. * (a)	57	603
StandardAero, Inc. *	24	709
V2X, Inc. *	43	3,212
		27,898
Air Freight & Logistics — 0.1%
Radiant Logistics, Inc. *	63	594
Automobile Components — 1.7%
Adient plc *	61	1,117
Dana, Inc.	74	2,023
Dauch Corp. *	482	2,611
Garrett Motion, Inc. (Switzerland)	161	5,839
LCI Industries	14	1,454
Motorcar Parts of America, Inc. *	97	1,490
Patrick Industries, Inc.	13	1,182
Phinia, Inc.	17	1,392
Versigent plc *	55	2,293
		19,401
Automobiles — 0.1%
Winnebago Industries, Inc.	18	573
Banks — 10.7%
Amerant Bancorp, Inc., Class A	11	270
Ameris Bancorp	35	3,169
Associated Banc-Corp.	128	3,939
Atlantic Union Bankshares Corp.	16	667
Axos Financial, Inc. *	23	2,268
Banc of California, Inc.	357	7,292
Bancorp, Inc. (The) *	13	801
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	91	5,389
BankUnited, Inc.	38	1,841
BayCom Corp.	2	80
Beacon Financial Corp.	22	661
Bridgewater Bancshares, Inc. *	26	546
Burke & Herbert Financial Services Corp.	3	216
Business First Bancshares, Inc.	63	1,948
INVESTMENTS	SHARES (000)	VALUE ($000)

Banks — continued
Byline Bancorp, Inc.	68	2,581
Capitol Federal Financial, Inc.	22	188
ChoiceOne Financial Services, Inc.	6	215
CNB Financial Corp.	51	1,724
Community Trust Bancorp, Inc.	12	839
ConnectOne Bancorp, Inc.	44	1,474
Customers Bancorp, Inc. *	27	2,140
CVB Financial Corp.	104	2,354
Dime Commercial Bancshares, Inc.	8	319
Eastern Bankshares, Inc.	178	3,955
Enterprise Financial Services Corp.	54	3,573
Equity Bancshares, Inc., Class A	14	667
Farmers National Banc Corp.	155	2,269
FB Financial Corp.	5	262
Financial Institutions, Inc.	60	2,351
First BanCorp (Puerto Rico)	100	2,606
First Busey Corp.	49	1,434
First Financial Bancorp	39	1,315
First Financial Corp.	28	2,161
First Interstate BancSystem, Inc., Class A	17	653
First Merchants Corp.	59	2,586
First Mid Bancshares, Inc.	23	1,088
Five Star Bancorp	26	1,256
Glacier Bancorp, Inc. (a)	24	1,238
Hanmi Financial Corp.	47	1,509
HBT Financial, Inc.	3	88
Heritage Financial Corp.	28	838
Hilltop Holdings, Inc.	82	3,163
HomeTrust Bancshares, Inc.	4	190
Horizon Bancorp, Inc.	106	2,120
Mercantile Bank Corp.	27	1,529
Metropolitan Bank Holding Corp.	14	1,372
Mid Penn Bancorp, Inc.	5	173
National Bank Holdings Corp., Class A	10	436
Nicolet Bankshares, Inc.	5	895
Northrim BanCorp, Inc.	22	616
OceanFirst Financial Corp.	120	2,337
Old National Bancorp	155	4,017
Old Second Bancorp, Inc.	58	1,365
Origin Bancorp, Inc.	61	3,103
Pathward Financial, Inc.	40	3,453
Peapack-Gladstone Financial Corp.	50	2,355
Peoples Bancorp, Inc.	26	1,010
Provident Financial Services, Inc.	32	764
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Small Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
QCR Holdings, Inc.	17	1,699
Seacoast Banking Corp. of Florida	12	405
Simmons First National Corp., Class A	128	2,911
SmartFinancial, Inc.	4	191
South Plains Financial, Inc.	74	3,188
Southern Missouri Bancorp, Inc.	5	377
Southside Bancshares, Inc.	13	474
SouthState Bank Corp.	13	1,272
Towne Bank	8	276
TriCo Bancshares	13	716
UMB Financial Corp.	20	2,810
United Community Banks, Inc.	32	1,130
Unity Bancorp, Inc.	9	502
Univest Financial Corp.	17	747
Valley National Bancorp	63	928
Wintrust Financial Corp.	6	1,028
WSFS Financial Corp.	16	1,219
		119,541
Beverages — 0.2%
Vita Coco Co., Inc. (The) *	31	2,075
Biotechnology — 10.3%
4D Molecular Therapeutics, Inc. *	53	707
ACADIA Pharmaceuticals, Inc. *	55	1,398
Agios Pharmaceuticals, Inc. *	87	3,230
Alkermes plc *	17	900
ALX Oncology Holdings, Inc. * (a)	394	816
AnaptysBio, Inc. *	27	1,795
Annexon, Inc. *	272	1,552
Apogee Therapeutics, Inc. *	10	1,300
ArriVent Biopharma, Inc. * (a)	18	610
Arrowhead Pharmaceuticals, Inc. *	41	3,343
ARS Pharmaceuticals, Inc. * (a)	126	1,013
Beam Therapeutics, Inc. * (a)	29	980
Bicara Therapeutics, Inc. * (a)	28	847
BioCryst Pharmaceuticals, Inc. *	125	1,251
Biohaven Ltd. *	142	2,118
Bridgebio Pharma, Inc. *	56	4,170
Capricor Therapeutics, Inc. * (a)	49	1,169
Catalyst Pharmaceuticals, Inc. *	66	2,079
Celcuity, Inc. * (a)	10	1,029
Celldex Therapeutics, Inc. *	16	593
CG oncology, Inc. *	24	1,691
Cogent Biosciences, Inc. *	46	1,799
INVESTMENTS	SHARES (000)	VALUE ($000)

Biotechnology — continued
Compass Therapeutics, Inc. *	73	160
Corvus Pharmaceuticals, Inc. *	40	596
CRISPR Therapeutics AG (Switzerland) * (a)	28	1,501
Cullinan Therapeutics, Inc. * (a)	52	944
Cytokinetics, Inc. *	33	2,781
Denali Therapeutics, Inc. *	51	1,312
Editas Medicine, Inc. *	279	903
Entrada Therapeutics, Inc. *	175	1,291
Erasca, Inc. *	86	1,572
Generate Biomedicines, Inc. *	60	1,006
GRAIL, Inc. *	10	651
Halozyme Therapeutics, Inc. *	19	1,518
Ideaya Biosciences, Inc. *	24	881
ImmunityBio, Inc. * (a)	108	947
Immunome, Inc. *	42	895
Intellia Therapeutics, Inc. * (a)	28	480
Iovance Biotherapeutics, Inc. *	176	731
Janux Therapeutics, Inc. *	43	655
Kodiak Sciences, Inc. *	19	752
Krystal Biotech, Inc. *	5	1,940
Kura Oncology, Inc. *	77	845
Kymera Therapeutics, Inc. *	27	3,070
Lexeo Therapeutics, Inc. *	24	112
Madrigal Pharmaceuticals, Inc. *	6	3,370
Mirum Pharmaceuticals, Inc. *	17	2,019
Neurogene, Inc. *	15	487
Nuvalent, Inc., Class A *	16	1,947
ORIC Pharmaceuticals, Inc. *	39	418
Oruka Therapeutics, Inc. *	13	1,217
Praxis Precision Medicines, Inc. *	10	3,218
Precision BioSciences, Inc. *	67	527
Prime Medicine, Inc. * (a)	154	569
Protagonist Therapeutics, Inc. *	6	729
PTC Therapeutics, Inc. *	17	1,414
Puma Biotechnology, Inc. *	72	587
Recursion Pharmaceuticals, Inc., Class A * (a)	282	1,036
REGENXBIO, Inc. *	112	1,337
Relay Therapeutics, Inc. *	152	2,838
Rhythm Pharmaceuticals, Inc. *	19	2,160
Rocket Pharmaceuticals, Inc. * (a)	71	243
Scholar Rock Holding Corp. *	21	1,181
Solid Biosciences, Inc. *	88	876
Spyre Therapeutics, Inc. *	31	2,739
Stoke Therapeutics, Inc. * (a)	29	956
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Small Cap Funds	25

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Biotechnology — continued
Sutro Biopharma, Inc. *	60	2,002
Syndax Pharmaceuticals, Inc. *	25	553
Tectonic Therapeutic, Inc. *	14	480
TG Therapeutics, Inc. *	67	3,683
Travere Therapeutics, Inc. *	56	3,159
Twist Bioscience Corp. *	5	505
Tyra Biosciences, Inc. * (a)	60	1,932
Ultragenyx Pharmaceutical, Inc. *	86	2,859
Vaxcyte, Inc. *	39	2,253
Veracyte, Inc. *	75	4,413
Vericel Corp. *	22	991
Vir Biotechnology, Inc. *	67	682
Xencor, Inc. *	52	843
Zymeworks, Inc. *	28	729
		114,885
Broadline Retail — 0.1%
Kohl's Corp. (a)	32	574
Building Products — 0.7%
Apogee Enterprises, Inc.	8	385
Griffon Corp.	46	4,503
Resideo Technologies, Inc. *	64	1,994
UFP Industries, Inc.	5	437
		7,319
Capital Markets — 1.5%
BGC Group, Inc., Class A	230	2,461
Donnelley Financial Solutions, Inc. *	22	908
Marex Group plc (United Kingdom)	37	2,273
Miami International Holdings, Inc. *	34	1,271
Moelis & Co., Class A	10	652
Piper Sandler Cos.	41	2,965
StepStone Group, Inc., Class A	5	181
StoneX Group, Inc. *	33	3,949
Victory Capital Holdings, Inc., Class A	5	425
Virtus Investment Partners, Inc.	13	1,876
		16,961
Chemicals — 2.0%
Avient Corp.	50	1,857
Balchem Corp.	20	3,365
Chemours Co. (The)	38	786
Ecovyst, Inc. *	111	1,383
FMC Corp. (a)	293	3,368
HB Fuller Co.	29	1,674
INVESTMENTS	SHARES (000)	VALUE ($000)

Chemicals — continued
Innospec, Inc.	25	2,001
Koppers Holdings, Inc.	15	680
Mativ Holdings, Inc.	65	490
Minerals Technologies, Inc.	31	2,281
Orion SA (Germany)	63	416
Perimeter Solutions, Inc. *	67	2,403
Quaker Chemical Corp.	4	604
Sensient Technologies Corp.	10	1,287
		22,595
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	40	1,786
ACV Auctions, Inc., Class A *	315	2,264
Brink's Co. (The)	13	1,278
Cimpress plc (Ireland) *	6	572
Tetra Tech, Inc.	56	1,615
Vestis Corp. *	52	757
		8,272
Communications Equipment — 0.6%
ADTRAN Holdings, Inc. *	17	233
Clearfield, Inc. *	46	1,840
Extreme Networks, Inc. *	31	1,000
NETGEAR, Inc. *	25	582
Viasat, Inc. *	25	2,248
Vistance Networks, Inc.	49	627
		6,530
Construction & Engineering — 3.3%
API Group Corp. *	128	5,448
Arcosa, Inc.	26	3,767
Dycom Industries, Inc. *	8	4,042
Fluor Corp. *	58	3,040
Granite Construction, Inc.	9	1,374
IES Holdings, Inc. *	4	2,958
Matrix Service Co. *	47	640
MYR Group, Inc. *	23	11,517
NWPX Infrastructure, Inc. *	6	904
Orion Group Holdings, Inc. *	58	972
Tutor Perini Corp.	31	2,578
		37,240
Consumer Finance — 1.5%
Atlanticus Holdings Corp. *	8	796
Encore Capital Group, Inc. *	53	4,881
Enova International, Inc. *	22	5,361
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Small Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Finance — continued
FirstCash Holdings, Inc.	13	2,876
Happen, Inc. *	63	1,307
LendingTree, Inc. *	3	132
NerdWallet, Inc., Class A *	13	123
PROG Holdings, Inc.	21	979
Upstart Holdings, Inc. * (a)	22	781
		17,236
Consumer Staples Distribution & Retail — 0.8%
Andersons, Inc. (The)	46	3,131
Chefs' Warehouse, Inc. (The) *	31	2,975
Ingles Markets, Inc., Class A	10	871
United Natural Foods, Inc. *	46	2,094
Village Super Market, Inc., Class A	7	304
		9,375
Containers & Packaging — 0.2%
Myers Industries, Inc.	34	1,227
O-I Glass, Inc. *	141	1,355
		2,582
Distributors — 0.2%
GigaCloud Technology, Inc., Class A *	51	1,613
Gold.com, Inc. (a)	16	681
		2,294
Diversified Consumer Services — 0.9%
American Public Education, Inc. *	21	1,096
McGraw Hill, Inc. * (a)	308	2,917
OneSpaWorld Holdings Ltd. (Bahamas)	74	2,091
Perdoceo Education Corp.	78	2,509
Stride, Inc. *	21	1,845
		10,458
Diversified REITs — 0.7%
American Assets Trust, Inc.	13	330
Broadstone Net Lease, Inc.	184	3,805
Essential Properties Realty Trust, Inc.	123	3,662
		7,797
Diversified Telecommunication Services — 0.2%
Lumen Technologies, Inc. *	264	2,029
Electric Utilities — 0.5%
IDACORP, Inc.	19	2,917
Otter Tail Corp.	28	2,466
		5,383
INVESTMENTS	SHARES (000)	VALUE ($000)

Electrical Equipment — 1.1%
Allient, Inc.	4	401
American Superconductor Corp. *	28	1,148
Atkore, Inc.	22	1,720
EnerSys	34	7,941
Fluence Energy, Inc. *	59	1,169
		12,379
Electronic Equipment, Instruments & Components — 3.4%
Arlo Technologies, Inc. *	20	274
Bel Fuse, Inc., Class B	3	900
Benchmark Electronics, Inc.	49	4,802
Daktronics, Inc. * (a)	10	197
Insight Enterprises, Inc. *	43	5,297
Knowles Corp. *	64	2,673
Mirion Technologies, Inc. *	62	1,115
nLight, Inc. *	29	2,024
Novanta, Inc. *	29	4,633
OSI Systems, Inc. *	9	1,860
Plexus Corp. *	21	6,316
ScanSource, Inc. *	61	3,175
TTM Technologies, Inc. *	2	361
Vishay Intertechnology, Inc.	82	4,430
		38,057
Energy Equipment & Services — 2.6%
Archrock, Inc.	72	2,924
Atlas Energy Solutions, Inc.	90	1,493
Helmerich & Payne, Inc.	52	1,685
Kodiak Gas Services, Inc.	50	3,753
Liberty Energy, Inc.	72	1,874
Nabors Industries Ltd. *	13	1,071
National Energy Services Reunited Corp. *	65	1,931
Noble Corp. plc	70	2,610
Oceaneering International, Inc. *	51	2,083
Patterson-UTI Energy, Inc.	142	1,303
ProPetro Holding Corp. *	60	862
Seadrill Ltd. (Norway) *	34	1,302
Solaris Energy Infrastructure, Inc., Class A	37	3,013
Transocean Ltd. * (a)	737	3,606
		29,510
Entertainment — 1.0%
IMAX Corp. *	11	431
Lionsgate Studios Corp. *	153	2,340
Madison Square Garden Entertainment Corp. *	26	2,144
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Small Cap Funds	27

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Entertainment — continued
Marcus Corp. (The)	48	1,117
Sphere Entertainment Co. *	22	3,762
Stubhub Holdings, Inc., Class A *	116	1,495
		11,289
Financial Services — 2.5%
Alerus Financial Corp.	7	216
Bladex, Inc. (Panama)	8	508
Enact Holdings, Inc.	27	1,215
Essent Group Ltd.	43	2,735
HA Sustainable Infrastructure Capital, Inc. (a)	75	2,949
Jackson Financial, Inc., Class A	28	2,864
NMI Holdings, Inc., Class A *	120	4,924
Payoneer Global, Inc. *	308	2,196
PennyMac Financial Services, Inc.	19	1,617
Radian Group, Inc.	67	2,506
Sezzle, Inc. * (a)	9	1,527
Walker & Dunlop, Inc.	85	4,676
		27,933
Food Products — 0.3%
Dole plc	89	1,224
Mama's Creations, Inc. *	70	1,246
Vital Farms, Inc. * (a)	39	451
		2,921
Gas Utilities — 1.3%
New Jersey Resources Corp.	150	8,427
ONE Gas, Inc.	32	2,456
Southwest Gas Holdings, Inc.	35	3,055
		13,938
Ground Transportation — 0.1%
RXO, Inc. *	49	1,340
Health Care Equipment & Supplies — 2.1%
AtriCure, Inc. *	45	1,270
Axogen, Inc. *	58	2,668
Beta Bionics, Inc. * (a)	127	1,987
Butterfly Network, Inc. *	228	1,923
Ceribell, Inc. *	88	1,708
Glaukos Corp. *	21	2,924
Haemonetics Corp. *	25	1,890
Inogen, Inc. *	95	610
Integra LifeSciences Holdings Corp. *	55	982
IRhythm Holdings, Inc. *	13	1,508
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Equipment & Supplies — continued
Lantheus Holdings, Inc. *	17	1,919
LivaNova plc *	9	740
Novocure Ltd. *	57	867
SI-BONE, Inc. *	29	479
Sight Sciences, Inc. *	11	62
Tandem Diabetes Care, Inc. *	44	667
TransMedics Group, Inc. *	14	896
		23,100
Health Care Providers & Services — 3.0%
Addus HomeCare Corp. * (a)	3	324
Alignment Healthcare, Inc. *	118	2,804
Aveanna Healthcare Holdings, Inc. *	327	2,801
BrightSpring Health Services, Inc. *	28	1,936
Castle Biosciences, Inc. *	21	492
Concentra Group Holdings Parent, Inc.	50	1,498
Ensign Group, Inc. (The)	18	2,854
GeneDx Holdings Corp. *	4	258
Guardant Health, Inc. *	36	5,482
Hims & Hers Health, Inc. * (a)	116	4,025
Hinge Health, Inc., Class A *	48	3,993
National HealthCare Corp.	5	1,093
NeoGenomics, Inc. *	29	417
Oncology Institute, Inc. (The) *	119	646
Option Care Health, Inc. *	58	1,217
Progyny, Inc. *	84	2,428
Surgery Partners, Inc. * (a)	11	185
US Physical Therapy, Inc.	18	1,261
		33,714
Health Care REITs — 0.9%
American Healthcare REIT, Inc.	29	1,493
CareTrust REIT, Inc.	71	2,885
Community Healthcare Trust, Inc.	10	182
Diversified Healthcare Trust	414	3,848
Sabra Health Care REIT, Inc.	97	1,891
		10,299
Health Care Technology — 0.3%
HealthStream, Inc.	121	3,281
HeartFlow, Inc. *	10	300
		3,581
Hotel & Resort REITs — 0.7%
Chatham Lodging Trust	111	1,465
DiamondRock Hospitality Co.	56	677
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Small Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotel & Resort REITs — continued
Ryman Hospitality Properties, Inc.	26	3,328
Summit Hotel Properties, Inc. (a)	124	869
Xenia Hotels & Resorts, Inc.	80	1,641
		7,980
Hotels, Restaurants & Leisure — 2.0%
Biglari Holdings, Inc., Class B * (a)	1	515
BJ's Restaurants, Inc. *	23	1,391
Black Rock Coffee Bar, Inc., Class A *	45	375
Hilton Grand Vacations, Inc. *	125	6,532
Jack in the Box, Inc. * (a)	77	1,209
Kura Sushi USA, Inc., Class A * (a)	30	1,724
Marriott Vacations Worldwide Corp.	10	1,030
Monarch Casino & Resort, Inc.	13	1,748
Navan, Inc., Class A *	53	1,211
Penn Entertainment, Inc. *	73	1,557
Shake Shack, Inc., Class A *	40	2,256
Super Group SGHC Ltd. (Guernsey) (a)	146	1,981
Sweetgreen, Inc., Class A *	59	520
		22,049
Household Durables — 1.1%
Cavco Industries, Inc. *	5	2,743
Century Communities, Inc.	13	960
Champion Homes, Inc. *	15	1,348
Green Brick Partners, Inc. *	13	1,072
Hovnanian Enterprises, Inc., Class A *	10	1,365
M/I Homes, Inc. *	21	3,416
Sonos, Inc. *	88	1,183
		12,087
Household Products — 0.1%
Central Garden & Pet Co., Class A *	28	1,080
Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy, Inc., Class C	39	1,330
Industrial REITs — 0.2%
LXP Industrial Trust	16	859
Terreno Realty Corp.	16	1,038
		1,897
Insurance — 1.8%
Accelerant Holdings, Class A (Cayman Islands) *	57	668
CNO Financial Group, Inc.	48	2,431
Hamilton Insurance Group Ltd., Class B (Bermuda)	29	999
Heritage Insurance Holdings, Inc. *	7	181
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — continued
Mercury General Corp.	17	1,852
Oscar Health, Inc., Class A *	148	4,214
Palomar Holdings, Inc. *	7	940
Pelagos Insurance Capital Ltd. (United Kingdom)	63	1,532
Safety Insurance Group, Inc.	11	801
SiriusPoint Ltd. *	31	732
Skyward Specialty Insurance Group, Inc. *	70	4,055
Stewart Information Services Corp.	27	1,813
Universal Insurance Holdings, Inc.	6	248
		20,466
Interactive Media & Services — 0.2%
Cargurus, Inc., Class A *	50	1,712
Ziff Davis, Inc. *	19	994
		2,706
IT Services — 0.2%
Everforth, Inc. *	58	1,045
Fastly, Inc., Class A *	41	745
Unisys Corp. *	20	74
Whitefiber, Inc. * (a)	4	162
		2,026
Leisure Products — 0.3%
Callaway Golf Co. *	171	3,223
Life Sciences Tools & Services — 0.9%
10X Genomics, Inc., Class A *	111	4,257
Adaptive Biotechnologies Corp. *	53	1,140
Alamar Biosciences, Inc. * (a)	20	533
CryoPort, Inc. *	60	944
Maravai LifeSciences Holdings, Inc., Class A *	412	2,568
OmniAb, Inc. *	37	92
		9,534
Machinery — 1.8%
Atmus Filtration Technologies, Inc.	61	3,093
Blue Bird Corp. *	20	1,585
Greenbrier Cos., Inc. (The)	2	89
Helios Technologies, Inc.	15	1,321
Kennametal, Inc.	33	1,173
Proto Labs, Inc. *	37	3,010
Terex Corp.	27	1,976
Titan International, Inc. *	74	573
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Small Cap Funds	29

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Watts Water Technologies, Inc., Class A	15	5,772
Worthington Enterprises, Inc.	26	1,398
		19,990
Marine Transportation — 0.2%
Costamare, Inc. (Monaco)	142	1,991
Safe Bulkers, Inc. (Monaco)	54	344
		2,335
Media — 0.5%
John Wiley & Sons, Inc., Class A	25	1,223
Magnite, Inc. *	89	1,695
PubMatic, Inc., Class A *	19	249
Scholastic Corp. (a)	26	1,171
Stagwell, Inc. *	141	1,048
TechTarget, Inc. * (a)	39	142
		5,528
Metals & Mining — 1.9%
Alpha Metallurgical Resources, Inc. *	5	893
Century Aluminum Co. *	16	729
Coeur Mining, Inc.	36	580
Commercial Metals Co.	72	4,546
Constellium SE *	154	4,894
Hecla Mining Co.	58	899
Materion Corp.	12	3,675
Ryerson Holding Corp.	10	242
SSR Mining, Inc. (Canada) *	87	2,457
USA Rare Earth, Inc. *	17	368
Warrior Met Coal, Inc.	26	2,076
		21,359
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Adamas Trust, Inc.	67	630
Apollo Commercial Real Estate Finance, Inc.	35	373
Brightspire Capital, Inc., Class A	228	1,242
Ellington Financial, Inc.	182	2,474
Ladder Capital Corp.	494	4,918
PennyMac Mortgage Investment Trust (a)	65	735
TPG RE Finance Trust, Inc.	144	1,203
		11,575
Multi-Utilities — 0.5%
Black Hills Corp.	38	2,800
Unitil Corp.	46	2,427
		5,227
INVESTMENTS	SHARES (000)	VALUE ($000)

Office REITs — 0.6%
COPT Defense Properties	98	3,557
Hudson Pacific Properties, Inc. *	129	1,962
Piedmont Realty Trust, Inc., Class A *	137	1,255
Postal Realty Trust, Inc., Class A	7	160
		6,934
Oil, Gas & Consumable Fuels — 3.1%
Calumet, Inc. *	34	1,233
CNX Resources Corp. *	73	2,489
Core Natural Resources, Inc.	15	1,168
Crescent Energy Co., Class A	173	1,702
Delek US Holdings, Inc.	43	2,161
Energy Fuels, Inc. * (a)	49	709
Green Plains, Inc. *	45	697
Gulfport Energy Corp. *	11	1,906
International Seaways, Inc.	9	692
Magnolia Oil & Gas Corp., Class A	23	583
Murphy Oil Corp.	80	2,587
NextDecade Corp. * (a)	183	1,380
PBF Energy, Inc., Class A	57	2,607
Peabody Energy Corp.	17	386
REX American Resources Corp. *	29	1,314
Scorpio Tankers, Inc. (Monaco)	40	2,733
SM Energy Co.	132	3,454
Teekay Corp. Ltd. (Bermuda)	182	1,822
Teekay Tankers Ltd., Class A (Canada)	42	2,708
Uranium Energy Corp. *	125	1,337
World Kinect Corp.	42	1,369
		35,037
Passenger Airlines — 0.2%
Allegiant Travel Co. *	3	427
JetBlue Airways Corp. *	100	574
Joby Aviation, Inc. * (a)	155	1,379
		2,380
Personal Care Products — 0.4%
BellRing Brands, Inc. *	48	618
Coty, Inc., Class A *	366	790
Edgewell Personal Care Co.	46	1,254
Herbalife Ltd. *	66	865
Nature's Sunshine Products, Inc. *	23	499
Oddity Tech Ltd., Class A (Israel) * (a)	60	909
		4,935
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Small Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — 2.3%
Alumis, Inc. *	37	1,039
Amneal Pharmaceuticals, Inc. *	124	2,152
ANI Pharmaceuticals, Inc. *	10	793
Atea Pharmaceuticals, Inc. *	244	1,132
Axsome Therapeutics, Inc. *	7	1,600
BioAge Labs, Inc. *	31	752
Corcept Therapeutics, Inc. *	15	1,272
Crinetics Pharmaceuticals, Inc. *	17	645
Definium Therapeutics, Inc. * (a)	32	1,514
Edgewise Therapeutics, Inc. *	52	2,133
Indivior Pharmaceuticals, Inc. *	35	1,445
Ligand Pharmaceuticals, Inc. *	5	1,749
Liquidia Corp. * (a)	31	2,477
MBX Biosciences, Inc. *	23	1,294
Ocular Therapeutix, Inc. *	130	1,274
Phathom Pharmaceuticals, Inc. *	26	282
Phibro Animal Health Corp., Class A	30	939
Supernus Pharmaceuticals, Inc. *	16	747
WaVe Life Sciences Ltd. *	41	240
Zevra Therapeutics, Inc. *	128	1,833
		25,312
Professional Services — 0.8%
BlackSky Technology, Inc. * (a)	6	167
Concentrix Corp.	34	770
IBEX Holdings Ltd. *	40	1,224
Innodata, Inc. *	28	2,126
KBR, Inc.	23	796
Kelly Services, Inc., Class A	87	1,063
Maximus, Inc.	26	1,413
Spire Global, Inc. * (a)	49	903
		8,462
Real Estate Management & Development — 0.7%
Compass, Inc., Class A * (a)	495	6,103
Cushman & Wakefield Ltd. *	14	198
Newmark Group, Inc., Class A	67	1,012
Opendoor Technologies, Inc. *	171	789
		8,102
Residential REITs — 0.1%
Centerspace	4	252
Independence Realty Trust, Inc.	59	980
UMH Properties, Inc.	12	181
		1,413
INVESTMENTS	SHARES (000)	VALUE ($000)

Retail REITs — 1.2%
Curbline Properties Corp.	47	1,438
Getty Realty Corp.	49	1,622
InvenTrust Properties Corp. (a)	66	2,326
Kite Realty Group Trust	46	1,318
Macerich Co. (The)	69	1,735
NETSTREIT Corp. (a)	71	1,500
Phillips Edison & Co., Inc.	69	2,859
		12,798
Semiconductors & Semiconductor Equipment — 3.7%
ACM Research, Inc., Class A *	40	5,046
Aehr Test Systems *	14	1,340
Ambarella, Inc. *	9	759
Ambiq Micro, Inc. *	28	2,500
Axcelis Technologies, Inc. *	3	569
Cohu, Inc. *	55	4,089
Diodes, Inc. *	31	3,361
Ichor Holdings Ltd. *	14	1,591
Impinj, Inc. * (a)	15	2,076
Kopin Corp. * (a)	96	430
Kulicke & Soffa Industries, Inc. (Singapore)	15	1,964
MaxLinear, Inc. *	30	3,783
Navitas Semiconductor Corp. *	28	505
PDF Solutions, Inc. *	11	782
Penguin Solutions, Inc. *	18	1,403
Power Integrations, Inc.	14	1,202
Rigetti Computing, Inc. * (a)	157	3,039
T1 Energy, Inc. (Norway) * (a)	88	830
Ultra Clean Holdings, Inc. *	33	4,767
Veeco Instruments, Inc. * (a)	20	1,491
		41,527
Software — 6.4%
8x8, Inc. *	592	1,013
A10 Networks, Inc.	62	2,305
Adeia, Inc.	37	1,207
Amplitude, Inc., Class A *	80	614
Appian Corp., Class A *	42	957
Arteris, Inc. *	27	1,304
Asana, Inc., Class A * (a)	117	817
Bit Digital, Inc. * (a)	41	75
Bitdeer Technologies Group, Class A * (a)	118	1,865
BlackLine, Inc. *	34	948
Box, Inc., Class A *	62	1,658
Braze, Inc., Class A *	71	1,539
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Small Cap Funds	31

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Cerence, Inc. *	33	374
Cipher Digital, Inc. * (a)	168	4,127
Cleanspark, Inc. * (a)	198	2,880
Consensus Cloud Solutions, Inc. *	54	2,042
Core Scientific, Inc. * (a)	121	3,085
Digital Turbine, Inc. *	108	1,389
D-Wave Quantum, Inc. (Canada) * (a)	140	3,364
Freshworks, Inc., Class A *	141	1,422
Hut 8 Corp. *	56	6,522
Intapp, Inc. *	33	838
InterDigital, Inc.	8	2,131
LiveRamp Holdings, Inc. *	36	1,363
MARA Holdings, Inc. * (a)	112	1,561
N-Able, Inc. *	221	812
Ooma, Inc. *	111	2,135
Porch Group, Inc. *	195	2,931
Q2 Holdings, Inc. *	29	1,389
Qualys, Inc. *	15	2,108
Riot Platforms, Inc. *	124	3,396
Varonis Systems, Inc. *	188	7,895
Viant Technology, Inc., Class A *	49	620
Workiva, Inc. *	22	1,078
Xperi, Inc. *	166	1,366
Zeta Global Holdings Corp., Class A *	91	1,798
		70,928
Specialized REITs — 0.5%
Four Corners Property Trust, Inc.	46	1,115
Outfront Media, Inc.	120	3,942
Rayonier, Inc.	39	827
		5,884
Specialty Retail — 2.0%
Advance Auto Parts, Inc. (a)	23	1,407
American Eagle Outfitters, Inc.	68	1,170
Arko Corp.	283	2,272
MarineMax, Inc. *	38	1,377
RealReal, Inc. (The) *	138	1,625
Signet Jewelers Ltd.	45	3,930
Sonic Automotive, Inc., Class A	53	4,477
Victoria's Secret & Co. *	50	4,190
Warby Parker, Inc., Class A * (a)	29	879
Zumiez, Inc. *	41	732
		22,059
INVESTMENTS	SHARES (000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf, Inc. *	16	1,334
Eastman Kodak Co. *	227	2,099
		3,433
Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings Ltd. *	146	2,719
Figs, Inc., Class A *	126	1,288
G-III Apparel Group Ltd.	109	3,674
Movado Group, Inc.	47	1,827
Wolverine World Wide, Inc.	57	938
		10,446
Tobacco — 0.1%
Turning Point Brands, Inc.	6	517
Trading Companies & Distributors — 1.4%
Applied Industrial Technologies, Inc.	13	4,490
BlueLinx Holdings, Inc. *	8	504
Boise Cascade Co.	17	1,274
DXP Enterprises, Inc. *	1	221
GATX Corp.	3	523
Herc Holdings, Inc.	8	1,165
McGrath RentCorp	5	602
Rush Enterprises, Inc., Class A	47	3,411
WESCO International, Inc.	8	2,843
		15,033
Water Utilities — 0.2%
American States Water Co.	7	541
Consolidated Water Co. Ltd., Class D	69	2,039
		2,580
Wireless Telecommunication Services — 0.1%
Gogo, Inc. *	20	61
Telephone and Data Systems, Inc.	20	754
		815
Total Common Stocks (Cost $813,491)		1,078,660
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Biotechnology — 0.0% ^
OmniAb Operations, Inc. ‡ *	7	—
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Small Cap Funds	June 30, 2026

INVESTMENTS	NO. OF RIGHTS (000)	VALUE ($000)
Rights — continued
Life Sciences Tools & Services — 0.0% ^
OmniAb, Inc. ‡ *	7	—
Total Rights (Cost $— (b))		—
	SHARES (000)
Short-Term Investments — 8.6%
Investment Companies — 2.6%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (c) (d) (Cost $29,454)	29,454	29,454
Investment of Cash Collateral from Securities Loaned — 6.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d) (Cost $66,668)	66,668	66,668
Total Short-Term Investments (Cost $96,122)		96,122
Total Investments — 105.2% (Cost $909,613)		1,174,782
Liabilities in Excess of Other Assets — (5.2)%		(58,269)
NET ASSETS — 100.0%		1,116,513

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
REIT	Real Estate Investment Trust

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
^	Amount rounds to less than 0.1% of net assets.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $60,905 (See Note 2.C.).
(b)	Value is zero.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of June 30, 2026.

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Small Cap Funds	33

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	231	09/18/2026	USD	35,170	224

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Small Cap Funds	June 30, 2026

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2026
(Amounts in thousands, except per share amounts)

	JPMorgan Small Cap Blend Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$1,684,791	$2,825,045	$2,614,822
Investments in affiliates, at value	17,236	44,786	5,451
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	48,801	87,047	129,823
Receivables:
Due from custodian	2,557	4,745	6,693
Investment securities sold	9,301	21,387	38,507
Fund shares sold	922	3,359	2,543
Dividends from non-affiliates	1,006	1,291	402
Dividends from affiliates	75	192	70
Tax reclaims	39	269	—
Securities lending income (See Note 2.C.)	29	21	77
Total Assets	1,764,757	2,988,142	2,798,388
LIABILITIES:
Payables:
Investment securities purchased	21,510	18,089	53,719
Collateral received on securities loaned (See Note 2.C.)	48,801	87,047	129,823
Fund shares redeemed	3,569	13,422	20,679
Accrued liabilities:
Investment advisory fees	851	1,526	1,326
Administration fees	90	177	151
Distribution fees	120	68	80
Service fees	177	256	226
Custodian and accounting fees	15	26	28
Trustees’ and Chief Compliance Officer’s fees	— (a)	—	— (a)
Other	138	227	275
Total Liabilities	75,271	120,838	206,307
Net Assets	$1,689,486	$2,867,304	$2,592,081

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Small Cap Funds	35

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2026 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Small Cap Blend Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$1,116,125	$1,671,270	$1,525,182
Total distributable earnings (loss)	573,361	1,196,034	1,066,899
Total Net Assets	$1,689,486	$2,867,304	$2,592,081
Net Assets:
Class A	$546,937	$309,368	$337,270
Class C	20,484	6,087	16,090
Class I	348,396	902,521	724,643
Class L	—	—	235,384
Class R2	—	4,045	9,827
Class R3	—	2,297	3,850
Class R4	—	401	2,475
Class R5	—	242,953	5,857
Class R6	773,669	1,399,632	1,256,685
Total	$1,689,486	$2,867,304	$2,592,081
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	17,115	8,393	15,062
Class C	1,163	468	1,340
Class I	8,650	17,589	27,200
Class L	—	—	8,362
Class R2	—	117	474
Class R3	—	63	172
Class R4	—	8	108
Class R5	—	4,709	208
Class R6	19,108	27,140	43,770
Net Asset Value (a):
Class A — Redemption price per share	$31.96	$36.86	$22.39
Class C — Offering price per share (b)	17.61	13.01	12.01
Class I — Offering and redemption price per share	40.28	51.31	26.64
Class L — Offering and redemption price per share	—	—	28.15
Class R2 — Offering and redemption price per share	—	34.65	20.74
Class R3 — Offering and redemption price per share	—	36.18	22.34
Class R4 — Offering and redemption price per share	—	51.03	22.86
Class R5 — Offering and redemption price per share	—	51.60	28.17
Class R6 — Offering and redemption price per share	40.49	51.57	28.71
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$33.73	$38.90	$23.63
Cost of investments in non-affiliates	$1,259,519	$1,970,581	$1,984,448
Cost of investments in affiliates	17,236	44,788	5,451
Investment securities on loan, at value (See Note 2.C.)	45,826	86,159	117,982
Cost of investment of cash collateral (See Note 2.C.)	48,801	87,047	129,823

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Small Cap Funds	June 30, 2026

	JPMorgan Small Cap Value Fund	JPMorgan SMID Cap Equity Fund	JPMorgan U.S. Small Company Fund
ASSETS:
Investments in non-affiliates, at value	$1,258,444	$300,766	$1,078,660
Investments in affiliates, at value	40,444	13,370	29,454
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	51,609	12,337	66,668
Cash	—	— (a)	—
Deposits at broker for futures contracts	3,443	—	2,350
Receivables:
Due from custodian	5,692	—	1,495
Investment securities sold	28,111	858	6,525
Fund shares sold	2,004	88	933
Dividends from non-affiliates	1,630	110	826
Dividends from affiliates	112	23	87
Tax reclaims	9	12	3
Securities lending income (See Note 2.C.)	9	3	27
Variation margin on futures contracts	235	—	167
Total Assets	1,391,742	327,567	1,187,195
LIABILITIES:
Payables:
Investment securities purchased	16,927	—	1,617
Collateral received on securities loaned (See Note 2.C.)	51,609	12,337	66,668
Fund shares redeemed	7,110	406	1,557
Accrued liabilities:
Investment advisory fees	671	119	532
Administration fees	71	6	67
Distribution fees	47	25	60
Service fees	62	32	101
Custodian and accounting fees	18	8	20
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)
Other	106	66	60
Total Liabilities	76,621	12,999	70,682
Net Assets	$1,315,121	$314,568	$1,116,513

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Small Cap Funds	37

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2026 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Small Cap Value Fund	JPMorgan SMID Cap Equity Fund	JPMorgan U.S. Small Company Fund
NET ASSETS:
Paid-in-Capital	$802,199	$231,873	$726,831
Total distributable earnings (loss)	512,922	82,695	389,682
Total Net Assets	$1,315,121	$314,568	$1,116,513
Net Assets:
Class A	$154,601	$109,156	$138,179
Class C	2,159	4,662	2,757
Class I	221,064	75,404	166,371
Class L	—	—	292,645
Class R2	28,360	—	54,689
Class R3	17,248	673	47,671
Class R4	60	—	7,680
Class R5	24,651	—	30,254
Class R6	866,978	124,673	376,267
Total	$1,315,121	$314,568	$1,116,513
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	5,017	6,553	6,356
Class C	108	439	144
Class I	6,383	4,014	7,286
Class L	—	—	12,824
Class R2	944	—	2,653
Class R3	561	40	2,222
Class R4	2	—	340
Class R5	710	—	1,333
Class R6	24,916	6,606	16,470
Net Asset Value (a):
Class A — Redemption price per share	$30.81	$16.66	$21.74
Class C — Offering price per share (b)	20.07	10.63	19.08
Class I — Offering and redemption price per share	34.63	18.79	22.84
Class L — Offering and redemption price per share	—	—	22.82
Class R2 — Offering and redemption price per share	30.04	—	20.62
Class R3 — Offering and redemption price per share	30.72	16.63	21.45
Class R4 — Offering and redemption price per share	34.72	—	22.58
Class R5 — Offering and redemption price per share	34.71	—	22.69
Class R6 — Offering and redemption price per share	34.80	18.87	22.85
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$32.52	$17.58	$22.94
Cost of investments in non-affiliates	$928,145	$232,557	$813,491
Cost of investments in affiliates	40,444	13,370	29,454
Investment securities on loan, at value (See Note 2.C.)	46,439	12,328	60,905
Cost of investment of cash collateral (See Note 2.C.)	51,609	12,337	66,668

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Small Cap Funds	June 30, 2026

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2026
(Amounts in thousands)

	JPMorgan Small Cap Blend Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$9	$10	$4
Interest income from affiliates	—	—	9
Dividend income from non-affiliates	17,499	33,640	8,251
Dividend income from affiliates	947	3,499	1,169
Income from securities lending (net) (See Note 2.C.)	468	303	1,459
Total investment income	18,923	37,452	10,892
EXPENSES:
Investment advisory fees	9,952	21,191	17,882
Administration fees	1,148	2,445	2,063
Distribution fees:
Class A	1,163	822	753
Class C	143	51	131
Class R2	—	18	49
Class R3	—	5	8
Service fees:
Class A	1,163	822	753
Class C	48	17	44
Class I	862	2,668	1,827
Class L	—	—	292
Class R2	—	9	24
Class R3	—	5	8
Class R4	—	2	4
Class R5	—	366	9
Custodian and accounting fees	63	109	103
Interest expense to affiliates	1	— (a)	19
Professional fees	81	88	87
Trustees’ and Chief Compliance Officer’s fees	28	31	30
Printing and mailing costs	232	99	290
Registration and filing fees	102	171	144
Transfer agency fees (See Note 2.G.)	56	77	117
Other	24	42	37
Total expenses	15,066	29,038	24,674
Less fees waived	(356)	(297)	(356)
Less expense reimbursements	(9)	—	(52)
Net expenses	14,701	28,741	24,266
Net investment income (loss)	4,222	8,711	(13,374)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Small Cap Funds	39

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2026 (continued)
(Amounts in thousands)
	JPMorgan Small Cap Blend Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$213,943	$643,955	$822,896
Investments in affiliates	(1)	16	(2)
Net realized gain (loss)	213,942	643,971	822,894
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	206,177	(256,232)	99,521
Investments in affiliates	(2)	(12)	(3)
Change in net unrealized appreciation/depreciation	206,175	(256,244)	99,518
Net realized/unrealized gains (losses)	420,117	387,727	922,412
Change in net assets resulting from operations	$424,339	$396,438	$909,038
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Small Cap Funds	June 30, 2026

	JPMorgan Small Cap Value Fund	JPMorgan SMID Cap Equity Fund	JPMorgan U.S. Small Company Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$82	$4	$80
Interest income from affiliates	— (a)	—	— (a)
Dividend income from non-affiliates	19,541	3,136	10,304
Dividend income from affiliates	998	292	833
Income from securities lending (net) (See Note 2.C.)	267	23	303
Total investment income	20,888	3,455	11,520
EXPENSES:
Investment advisory fees	8,052	1,725	5,853
Administration fees	929	235	732
Distribution fees:
Class A	327	277	293
Class C	14	43	23
Class R2	124	—	234
Class R3	37	2	106
Service fees:
Class A	327	277	293
Class C	5	15	8
Class I	483	191	364
Class L	—	—	250
Class R2	62	—	117
Class R3	37	2	106
Class R4 (b)	— (a)	— (a)	16
Class R5	20	—	27
Custodian and accounting fees	77	40	88
Interest expense to affiliates	2	—	1
Professional fees	80	76	80
Trustees’ and Chief Compliance Officer’s fees	27	26	27
Printing and mailing costs	89	44	55
Registration and filing fees	112	71	111
Transfer agency fees (See Note 2.G.)	104	41	51
Other	25	15	23
Total expenses	10,933	3,080	8,858
Less fees waived	(497)	(413)	(103)
Less expense reimbursements	(3)	(1)	—
Net expenses	10,433	2,666	8,755
Net investment income (loss)	10,455	789	2,765

(a)
Amount rounds to less than one thousand.
(b)
Liquidated on December 22, 2025 for JPMorgan SMID Cap Equity Fund.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Small Cap Funds	41

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2026 (continued)
(Amounts in thousands)
	JPMorgan Small Cap Value Fund	JPMorgan SMID Cap Equity Fund	JPMorgan U.S. Small Company Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$237,739	$25,029	$197,821
Investments in affiliates	(12)	2	(4)
Futures contracts	7,707	—	7,908
Net realized gain (loss)	245,434	25,031	205,725
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	185,256	5,972	129,500
Investments in affiliates	(2)	— (a)	(1)
Futures contracts	(562)	—	(605)
Change in net unrealized appreciation/depreciation	184,692	5,972	128,894
Net realized/unrealized gains (losses)	430,126	31,003	334,619
Change in net assets resulting from operations	$440,581	$31,792	$337,384

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Small Cap Funds	June 30, 2026

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Small Cap Blend Fund		JPMorgan Small Cap Equity Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,222	$5,478	$8,711	$17,091
Net realized gain (loss)	213,942	74,496	643,971	470,888
Change in net unrealized appreciation/depreciation	206,175	(39,244)	(256,244)	(217,112)
Change in net assets resulting from operations	424,339	40,730	396,438	270,867
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(24,324)	(3,985)	(67,426)	(49,415)
Class C	(1,788)	(272)	(3,020)	(2,862)
Class I	(15,078)	(3,971)	(162,653)	(155,155)
Class R2	—	—	(623)	(471)
Class R3	—	—	(403)	(1,393)
Class R4	—	—	(96)	(53)
Class R5	—	—	(60,999)	(54,466)
Class R6	(32,193)	(7,625)	(238,745)	(146,927)
Total distributions to shareholders	(73,383)	(15,853)	(533,965)	(410,742)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(142,082)	64	(817,958)	(608,379)
NET ASSETS:
Change in net assets	208,874	24,941	(955,485)	(748,254)
Beginning of period	1,480,612	1,455,671	3,822,789	4,571,043
End of period	$1,689,486	$1,480,612	$2,867,304	$3,822,789
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Small Cap Funds	43

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Small Cap Growth Fund		JPMorgan Small Cap Value Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(13,374)	$(13,805)	$10,455	$12,760
Net realized gain (loss)	822,894	307,703	245,434	86,595
Change in net unrealized appreciation/depreciation	99,518	(187,977)	184,692	(39,611)
Change in net assets resulting from operations	909,038	105,921	440,581	59,744
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(20,507)	(1,938)	(11,788)	(9,078)
Class C	(2,151)	(194)	(241)	(261)
Class I	(49,909)	(5,457)	(16,347)	(11,753)
Class L	(13,970)	(3,763)	—	—
Class R2	(629)	(42)	(2,201)	(1,739)
Class R3	(220)	(20)	(1,372)	(1,071)
Class R4	(89)	(22)	(4)	(4)
Class R5	(542)	(82)	(1,681)	(1,306)
Class R6	(81,165)	(17,050)	(76,751)	(60,869)
Total distributions to shareholders	(169,182)	(28,568)	(110,385)	(86,081)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,380,828)	(468,496)	(198,215)	(64,334)
NET ASSETS:
Change in net assets	(640,972)	(391,143)	131,981	(90,671)
Beginning of period	3,233,053	3,624,196	1,183,140	1,273,811
End of period	$2,592,081	$3,233,053	$1,315,121	$1,183,140
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Small Cap Funds	June 30, 2026

	JPMorgan SMID Cap Equity Fund		JPMorgan U.S. Small Company Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$789	$1,550	$2,765	$3,710
Net realized gain (loss)	25,031	19,117	205,725	42,770
Change in net unrealized appreciation/depreciation	5,972	5,305	128,894	(19,746)
Change in net assets resulting from operations	31,792	25,972	337,384	26,734
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(7,695)	(1,172)	(8,596)	(9,175)
Class C	(604)	(86)	(270)	(415)
Class I	(4,923)	(958)	(10,605)	(13,123)
Class L	—	—	(18,654)	(18,446)
Class R2	—	—	(3,608)	(3,460)
Class R3	(65)	(9)	(3,266)	(3,084)
Class R4 (a)	—	(1)	(491)	(532)
Class R5	—	—	(1,981)	(2,450)
Class R6	(7,989)	(2,208)	(25,449)	(27,987)
Total distributions to shareholders	(21,276)	(4,434)	(72,920)	(78,672)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(30,105)	(80,582)	(68,065)	12,468
NET ASSETS:
Change in net assets	(19,589)	(59,044)	196,399	(39,470)
Beginning of period	334,157	393,201	920,114	959,584
End of period	$314,568	$334,157	$1,116,513	$920,114

(a)
Liquidated on December 22, 2025 for JPMorgan SMID Cap Equity Fund.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Small Cap Funds	45

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Small Cap Blend Fund		JPMorgan Small Cap Equity Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$75,387	$94,277	$30,335	$50,899
Distributions reinvested	23,378	3,813	63,860	46,790
Cost of shares redeemed	(82,436)	(70,638)	(137,525)	(111,122)
Change in net assets resulting from Class A capital transactions	16,329	27,452	(43,330)	(13,433)
Class C
Proceeds from shares issued	2,301	5,282	816	2,628
Distributions reinvested	1,787	270	3,020	2,860
Cost of shares redeemed	(5,469)	(3,884)	(3,547)	(16,786)
Change in net assets resulting from Class C capital transactions	(1,381)	1,668	289	(11,298)
Class I
Proceeds from shares issued	54,179	109,564	205,762	339,862
Distributions reinvested	15,029	3,965	151,919	147,279
Cost of shares redeemed	(164,372)	(168,456)	(827,484)	(966,418)
Change in net assets resulting from Class I capital transactions	(95,164)	(54,927)	(469,803)	(479,277)
Class R2
Proceeds from shares issued	—	—	1,440	570
Distributions reinvested	—	—	608	461
Cost of shares redeemed	—	—	(1,429)	(1,148)
Change in net assets resulting from Class R2 capital transactions	—	—	619	(117)
Class R3
Proceeds from shares issued	—	—	784	2,286
Distributions reinvested	—	—	357	590
Cost of shares redeemed	—	—	(887)	(13,421)
Change in net assets resulting from Class R3 capital transactions	—	—	254	(10,545)
Class R4
Proceeds from shares issued	—	—	39	51
Distributions reinvested	—	—	96	53
Cost of shares redeemed	—	—	(293)	(41)
Change in net assets resulting from Class R4 capital transactions	—	—	(158)	63
Class R5
Proceeds from shares issued	—	—	34,798	61,983
Distributions reinvested	—	—	59,825	50,976
Cost of shares redeemed	—	—	(252,875)	(242,266)
Change in net assets resulting from Class R5 capital transactions	—	—	(158,252)	(129,307)
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Small Cap Funds	June 30, 2026

	JPMorgan Small Cap Blend Fund		JPMorgan Small Cap Equity Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$117,948	$176,841	$353,684	$297,293
Distributions reinvested	32,175	7,612	235,762	144,647
Cost of shares redeemed	(211,989)	(158,582)	(737,023)	(406,405)
Change in net assets resulting from Class R6 capital transactions	(61,866)	25,871	(147,577)	35,535
Total change in net assets resulting from capital transactions	$(142,082)	$64	$(817,958)	$(608,379)
SHARE TRANSACTIONS:
Class A
Issued	2,747	3,600	848	1,172
Reinvested	862	143	1,918	1,060
Redeemed	(2,988)	(2,721)	(3,776)	(2,627)
Change in Class A Shares	621	1,022	(1,010)	(395)
Class C
Issued	148	343	55	118
Reinvested	119	18	254	133
Redeemed	(357)	(257)	(252)	(735)
Change in Class C Shares	(90)	104	57	(484)
Class I
Issued	1,589	3,393	4,066	6,104
Reinvested	440	120	3,281	2,547
Redeemed	(4,804)	(5,333)	(16,392)	(17,346)
Change in Class I Shares	(2,775)	(1,820)	(9,045)	(8,695)
Class R2
Issued	—	—	47	14
Reinvested	—	—	19	11
Redeemed	—	—	(41)	(28)
Change in Class R2 Shares	—	—	25	(3)
Class R3
Issued	—	—	21	55
Reinvested	—	—	11	14
Redeemed	—	—	(24)	(344)
Change in Class R3 Shares	—	—	8	(275)
Class R4
Issued	—	—	1	1
Reinvested	—	—	2	1
Redeemed	—	—	(6)	(1)
Change in Class R4 Shares	—	—	(3)	1
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Small Cap Funds	47

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Small Cap Blend Fund		JPMorgan Small Cap Equity Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Issued	—	—	697	1,102
Reinvested	—	—	1,283	877
Redeemed	—	—	(5,164)	(4,548)
Change in Class R5 Shares	—	—	(3,184)	(2,569)
Class R6
Issued	3,422	5,458	7,181	5,478
Reinvested	939	230	5,060	2,491
Redeemed	(6,101)	(4,895)	(14,998)	(7,228)
Change in Class R6 Shares	(1,740)	793	(2,757)	741
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Small Cap Funds	June 30, 2026

	JPMorgan Small Cap Growth Fund		JPMorgan Small Cap Value Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$31,309	$34,750	$19,016	$10,712
Distributions reinvested	18,386	1,778	11,442	8,816
Cost of shares redeemed	(91,179)	(81,529)	(25,748)	(28,741)
Change in net assets resulting from Class A capital transactions	(41,484)	(45,001)	4,710	(9,213)
Class C
Proceeds from shares issued	285	490	336	307
Distributions reinvested	2,111	188	241	261
Cost of shares redeemed	(8,818)	(9,945)	(664)	(1,668)
Change in net assets resulting from Class C capital transactions	(6,422)	(9,267)	(87)	(1,100)
Class I
Proceeds from shares issued	180,448	251,648	55,694	44,858
Distributions reinvested	10,482	1,469	16,337	11,747
Cost of shares redeemed	(437,197)	(168,949)	(72,299)	(62,410)
Change in net assets resulting from Class I capital transactions	(246,267)	84,168	(268)	(5,805)
Class L
Proceeds from shares issued	27,925	75,266	—	—
Distributions reinvested	12,947	3,637	—	—
Cost of shares redeemed	(313,832)	(190,252)	—	—
Change in net assets resulting from Class L capital transactions	(272,960)	(111,349)	—	—
Class R2
Proceeds from shares issued	1,379	2,470	7,970	6,593
Distributions reinvested	629	42	2,179	1,724
Cost of shares redeemed	(5,801)	(4,640)	(10,132)	(9,748)
Change in net assets resulting from Class R2 capital transactions	(3,793)	(2,128)	17	(1,431)
Class R3
Proceeds from shares issued	181	1,056	2,776	3,027
Distributions reinvested	220	20	1,372	1,071
Cost of shares redeemed	(1,205)	(1,925)	(4,376)	(3,452)
Change in net assets resulting from Class R3 capital transactions	(804)	(849)	(228)	646
Class R4
Proceeds from shares issued	1,130	185	43	132
Distributions reinvested	88	21	4	4
Cost of shares redeemed	(536)	(3,161)	(143)	(98)
Change in net assets resulting from Class R4 capital transactions	682	(2,955)	(96)	38
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Small Cap Funds	49

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Small Cap Growth Fund		JPMorgan Small Cap Value Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$1,883	$2,246	$7,961	$6,757
Distributions reinvested	542	82	1,600	1,242
Cost of shares redeemed	(8,483)	(4,891)	(8,824)	(14,057)
Change in net assets resulting from Class R5 capital transactions	(6,058)	(2,563)	737	(6,058)
Class R6
Proceeds from shares issued	139,778	286,331	111,368	161,750
Distributions reinvested	78,807	16,668	76,750	60,869
Cost of shares redeemed	(1,022,307)	(681,551)	(391,118)	(264,030)
Change in net assets resulting from Class R6 capital transactions	(803,722)	(378,552)	(203,000)	(41,411)
Total change in net assets resulting from capital transactions	$(1,380,828)	$(468,496)	$(198,215)	$(64,334)
SHARE TRANSACTIONS:
Class A
Issued	1,664	2,013	697	424
Reinvested	995	100	438	338
Redeemed	(4,904)	(4,757)	(965)	(1,149)
Change in Class A Shares	(2,245)	(2,644)	170	(387)
Class C
Issued	28	49	19	17
Reinvested	212	19	14	15
Redeemed	(851)	(1,017)	(37)	(96)
Change in Class C Shares	(611)	(949)	(4)	(64)
Class I
Issued	8,241	12,605	1,861	1,659
Reinvested	477	71	555	406
Redeemed	(19,635)	(8,448)	(2,415)	(2,255)
Change in Class I Shares	(10,917)	4,228	1	(190)
Class L
Issued	1,225	3,538	—	—
Reinvested	558	167	—	—
Redeemed	(13,346)	(8,949)	—	—
Change in Class L Shares	(11,563)	(5,244)	—	—
Class R2
Issued	81	156	302	269
Reinvested	37	2	86	67
Redeemed	(336)	(288)	(385)	(398)
Change in Class R2 Shares	(218)	(130)	3	(62)
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Small Cap Funds	June 30, 2026

	JPMorgan Small Cap Growth Fund		JPMorgan Small Cap Value Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R3
Issued	10	61	101	121
Reinvested	12	1	53	41
Redeemed	(67)	(111)	(166)	(143)
Change in Class R3 Shares	(45)	(49)	(12)	19
Class R4
Issued	62	11	2	6
Reinvested	5	1	— (a)	— (a)
Redeemed	(28)	(176)	(5)	(4)
Change in Class R4 Shares	39	(164)	(3)	2
Class R5
Issued	77	101	258	237
Reinvested	23	4	54	43
Redeemed	(339)	(233)	(294)	(481)
Change in Class R5 Shares	(239)	(128)	18	(201)
Class R6
Issued	5,869	13,266	3,651	5,897
Reinvested	3,332	750	2,593	2,098
Redeemed	(43,271)	(31,409)	(12,998)	(9,338)
Change in Class R6 Shares	(34,070)	(17,393)	(6,754)	(1,343)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Small Cap Funds	51

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SMID Cap Equity Fund		JPMorgan U.S. Small Company Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$3,555	$10,227	$19,838	$21,398
Distributions reinvested	7,515	1,134	8,259	8,178
Cost of shares redeemed	(25,877)	(25,238)	(32,415)	(26,661)
Change in net assets resulting from Class A capital transactions	(14,807)	(13,877)	(4,318)	2,915
Class C
Proceeds from shares issued	234	473	388	347
Distributions reinvested	596	85	268	409
Cost of shares redeemed	(2,661)	(2,606)	(1,747)	(2,598)
Change in net assets resulting from Class C capital transactions	(1,831)	(2,048)	(1,091)	(1,842)
Class I
Proceeds from shares issued	7,194	15,295	17,598	28,247
Distributions reinvested	4,920	925	10,389	12,668
Cost of shares redeemed	(23,244)	(29,458)	(39,750)	(57,562)
Change in net assets resulting from Class I capital transactions	(11,130)	(13,238)	(11,763)	(16,647)
Class L
Proceeds from shares issued	—	—	25,822	33,716
Distributions reinvested	—	—	18,301	17,915
Cost of shares redeemed	—	—	(41,667)	(48,162)
Change in net assets resulting from Class L capital transactions	—	—	2,456	3,469
Class R2
Proceeds from shares issued	—	—	7,775	8,160
Distributions reinvested	—	—	3,589	3,443
Cost of shares redeemed	—	—	(11,021)	(8,501)
Change in net assets resulting from Class R2 capital transactions	—	—	343	3,102
Class R3
Proceeds from shares issued	195	134	11,205	8,520
Distributions reinvested	54	7	3,093	2,921
Cost of shares redeemed	(557)	(88)	(17,685)	(7,684)
Change in net assets resulting from Class R3 capital transactions	(308)	53	(3,387)	3,757
Class R4 (a)
Proceeds from shares issued	1	27	569	1,997
Distributions reinvested	—	—	491	532
Cost of shares redeemed	(247)	(76)	(1,261)	(2,397)
Change in net assets resulting from Class R4 capital transactions	(246)	(49)	(201)	132

(a)
Liquidated on December 22, 2025 for JPMorgan SMID Cap Equity Fund.
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Small Cap Funds	June 30, 2026

	JPMorgan SMID Cap Equity Fund		JPMorgan U.S. Small Company Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$—	$—	$547	$8,409
Distributions reinvested	—	—	1,817	2,247
Cost of shares redeemed	—	—	(7,223)	(4,214)
Change in net assets resulting from Class R5 capital transactions	—	—	(4,859)	6,442
Class R6
Proceeds from shares issued	22,568	41,264	52,060	81,073
Distributions reinvested	7,930	2,190	24,691	27,288
Cost of shares redeemed	(32,281)	(94,877)	(121,996)	(97,221)
Change in net assets resulting from Class R6 capital transactions	(1,783)	(51,423)	(45,245)	11,140
Total change in net assets resulting from capital transactions	$(30,105)	$(80,582)	$(68,065)	$12,468
SHARE TRANSACTIONS:
Class A
Issued	226	616	1,022	1,223
Reinvested	492	66	450	448
Redeemed	(1,639)	(1,547)	(1,723)	(1,554)
Change in Class A Shares	(921)	(865)	(251)	117
Class C
Issued	22	42	22	22
Reinvested	61	7	17	25
Redeemed	(263)	(239)	(105)	(167)
Change in Class C Shares	(180)	(190)	(66)	(120)
Class I
Issued	406	833	891	1,532
Reinvested	286	48	539	664
Redeemed	(1,308)	(1,636)	(2,050)	(3,298)
Change in Class I Shares	(616)	(755)	(620)	(1,102)
Class L
Issued	—	—	1,316	1,890
Reinvested	—	—	951	939
Redeemed	—	—	(2,132)	(2,727)
Change in Class L Shares	—	—	135	102
Class R2
Issued	—	—	440	488
Reinvested	—	—	206	197
Redeemed	—	—	(620)	(510)
Change in Class R2 Shares	—	—	26	175
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Small Cap Funds	53

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SMID Cap Equity Fund		JPMorgan U.S. Small Company Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R3
Issued	12	8	614	502
Reinvested	4	1	171	162
Redeemed	(36)	(6)	(980)	(437)
Change in Class R3 Shares	(20)	3	(195)	227
Class R4 (a)
Issued	— (b)	1	29	108
Reinvested	—	—	26	28
Redeemed	(13)	(4)	(66)	(130)
Change in Class R4 Shares	(13)	(3)	(11)	6
Class R5
Issued	—	—	27	438
Reinvested	—	—	95	118
Redeemed	—	—	(391)	(245)
Change in Class R5 Shares	—	—	(269)	311
Class R6
Issued	1,272	2,211	2,650	4,483
Reinvested	458	115	1,282	1,431
Redeemed	(1,812)	(5,253)	(6,295)	(5,392)
Change in Class R6 Shares	(82)	(2,927)	(2,363)	522

(a)
Liquidated on December 22, 2025 for JPMorgan SMID Cap Equity Fund.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Small Cap Funds	June 30, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Blend Fund
Class A
Year Ended June 30, 2026	$25.74	$— (d)	$7.69	$7.69	$(0.15)	$(1.32)	$(1.47)
Year Ended June 30, 2025	25.27	0.02	0.70	0.72	(0.25)	—	(0.25)
Year Ended June 30, 2024	23.08	0.03	2.23	2.26	(0.07)	—	(0.07)
Year Ended June 30, 2023	20.86	0.03	2.68	2.71	(0.03)	(0.46)	(0.49)
Year Ended June 30, 2022	28.67	(0.02)	(5.77)	(5.79)	—	(2.02)	(2.02)
Class C
Year Ended June 30, 2026	14.83	(0.08)	4.32	4.24	(0.14)	(1.32)	(1.46)
Year Ended June 30, 2025	14.71	(0.06)	0.41	0.35	(0.23)	—	(0.23)
Year Ended June 30, 2024	13.51	(0.05)	1.30	1.25	(0.05)	—	(0.05)
Year Ended June 30, 2023	12.44	(0.05)	1.59	1.54	(0.01)	(0.46)	(0.47)
Year Ended June 30, 2022	18.01	(0.09)	(3.46)	(3.55)	—	(2.02)	(2.02)
Class I
Year Ended June 30, 2026	32.04	0.08	9.67	9.75	(0.19)	(1.32)	(1.51)
Year Ended June 30, 2025	31.37	0.10	0.86	0.96	(0.29)	—	(0.29)
Year Ended June 30, 2024	28.60	0.11	2.77	2.88	(0.11)	—	(0.11)
Year Ended June 30, 2023	25.71	0.11	3.31	3.42	(0.07)	(0.46)	(0.53)
Year Ended June 30, 2022	34.81	0.05	(7.10)	(7.05)	(0.03)	(2.02)	(2.05)
Class R6
Year Ended June 30, 2026	32.21	0.17	9.71	9.88	(0.28)	(1.32)	(1.60)
Year Ended June 30, 2025	31.53	0.19	0.86	1.05	(0.37)	—	(0.37)
Year Ended June 30, 2024	28.74	0.19	2.77	2.96	(0.17)	—	(0.17)
Year Ended June 30, 2023	25.83	0.18	3.33	3.51	(0.14)	(0.46)	(0.60)
Year Ended June 30, 2022	34.96	0.13	(7.13)	(7.00)	(0.11)	(2.02)	(2.13)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
(e)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Small Cap Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$31.96	30.94%	$546,937	1.24%	0.00%(e)	1.26%	65%
25.74	2.81	424,482	1.24	0.08	1.26	49
25.27	9.79	391,006	1.24	0.13	1.27	39
23.08	13.11	333,434	1.24	0.15	1.28	37
20.86	(21.57)	269,579	1.25	(0.09)	1.28	45

17.61	30.33	20,484	1.74	(0.50)	1.78	65
14.83	2.30	18,580	1.74	(0.42)	1.78	49
14.71	9.24	16,897	1.74	(0.37)	1.79	39
13.51	12.53	14,516	1.74	(0.35)	1.79	37
12.44	(21.93)	12,568	1.75	(0.59)	1.79	45

40.28	31.30	348,396	0.99	0.24	1.01	65
32.04	3.04	366,096	0.99	0.32	1.01	49
31.37	10.08	415,464	0.99	0.38	1.02	39
28.60	13.42	398,709	0.99	0.40	1.02	37
25.71	(21.39)	309,359	0.99	0.16	1.02	45

40.49	31.61	773,669	0.74	0.50	0.76	65
32.21	3.31	671,454	0.74	0.58	0.76	49
31.53	10.35	632,304	0.74	0.63	0.77	39
28.74	13.72	554,551	0.74	0.65	0.77	37
25.83	(21.21)	460,265	0.74	0.41	0.77	45

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Small Cap Funds	57

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Equity Fund
Class A
Year Ended June 30, 2026	$40.44	$(0.04)	$4.69	$4.65	$(0.07)	$(8.16)	$(8.23)
Year Ended June 30, 2025	42.85	0.03	2.78	2.81	(0.09)	(5.13)	(5.22)
Year Ended June 30, 2024	42.10	0.07	2.72	2.79	(0.33)	(1.71)	(2.04)
Year Ended June 30, 2023	43.52	0.15	4.60	4.75	—	(6.17)	(6.17)
Year Ended June 30, 2022	65.04	(0.08)	(8.96)	(9.04)	—	(12.48)	(12.48)
Class C
Year Ended June 30, 2026	19.60	(0.09)	1.79	1.70	(0.13)	(8.16)	(8.29)
Year Ended June 30, 2025	23.13	(0.11)	1.71	1.60	—	(5.13)	(5.13)
Year Ended June 30, 2024	23.71	(0.08)	1.49	1.41	(0.28)	(1.71)	(1.99)
Year Ended June 30, 2023	27.11	(0.04)	2.81	2.77	—	(6.17)	(6.17)
Year Ended June 30, 2022	45.39	(0.23)	(5.57)	(5.80)	—	(12.48)	(12.48)
Class I
Year Ended June 30, 2026	53.06	0.08	6.44	6.52	(0.11)	(8.16)	(8.27)
Year Ended June 30, 2025	54.73	0.17	3.44	3.61	(0.15)	(5.13)	(5.28)
Year Ended June 30, 2024	53.16	0.23	3.46	3.69	(0.41)	(1.71)	(2.12)
Year Ended June 30, 2023	53.40	0.33	5.67	6.00	(0.07)	(6.17)	(6.24)
Year Ended June 30, 2022	76.84	0.09	(10.99)	(10.90)	(0.06)	(12.48)	(12.54)
Class R2
Year Ended June 30, 2026	38.50	(0.12)	4.43	4.31	—	(8.16)	(8.16)
Year Ended June 30, 2025	41.03	(0.08)	2.68	2.60	—	(5.13)	(5.13)
Year Ended June 30, 2024	40.43	(0.03)	2.61	2.58	(0.27)	(1.71)	(1.98)
Year Ended June 30, 2023	42.12	0.05	4.43	4.48	—	(6.17)	(6.17)
Year Ended June 30, 2022	63.47	(0.20)	(8.67)	(8.87)	—	(12.48)	(12.48)
Class R3
Year Ended June 30, 2026	39.78	(0.04)	4.60	4.56	—	(8.16)	(8.16)
Year Ended June 30, 2025	42.20	0.01	2.77	2.78	(0.07)	(5.13)	(5.20)
Year Ended June 30, 2024	41.64	0.07	2.68	2.75	(0.48)	(1.71)	(2.19)
Year Ended June 30, 2023	43.11	0.14	4.57	4.71	(0.01)	(6.17)	(6.18)
Year Ended June 30, 2022	64.53	(0.06)	(8.88)	(8.94)	—	(12.48)	(12.48)
Class R4
Year Ended June 30, 2026	52.86	0.07	6.42	6.49	(0.16)	(8.16)	(8.32)
Year Ended June 30, 2025	54.56	0.18	3.42	3.60	(0.17)	(5.13)	(5.30)
Year Ended June 30, 2024	53.01	0.23	3.45	3.68	(0.42)	(1.71)	(2.13)
Year Ended June 30, 2023	53.28	0.31	5.68	5.99	(0.09)	(6.17)	(6.26)
Year Ended June 30, 2022	76.73	0.09	(10.98)	(10.89)	(0.08)	(12.48)	(12.56)
Class R5
Year Ended June 30, 2026	53.34	0.17	6.48	6.65	(0.23)	(8.16)	(8.39)
Year Ended June 30, 2025	55.00	0.28	3.46	3.74	(0.27)	(5.13)	(5.40)
Year Ended June 30, 2024	53.42	0.33	3.48	3.81	(0.52)	(1.71)	(2.23)
Year Ended June 30, 2023	53.64	0.44	5.69	6.13	(0.18)	(6.17)	(6.35)
Year Ended June 30, 2022	77.14	0.23	(11.05)	(10.82)	(0.20)	(12.48)	(12.68)
Class R6
Year Ended June 30, 2026	53.32	0.21	6.46	6.67	(0.26)	(8.16)	(8.42)
Year Ended June 30, 2025	54.98	0.31	3.46	3.77	(0.30)	(5.13)	(5.43)
Year Ended June 30, 2024	53.41	0.36	3.48	3.84	(0.56)	(1.71)	(2.27)
Year Ended June 30, 2023	53.63	0.48	5.68	6.16	(0.21)	(6.17)	(6.38)
Year Ended June 30, 2022	77.14	0.26	(11.05)	(10.79)	(0.24)	(12.48)	(12.72)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

58

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$36.86	13.72%	$309,368	1.25%	(0.10)%	1.25%	48%
40.44	5.57	380,269	1.24	0.06	1.24	26
42.85	6.84	419,876	1.24	0.17	1.25	19
42.10	11.25	507,387	1.25	0.34	1.26	22
43.52	(17.26)	527,124	1.27	(0.13)	1.27	16

13.01	13.14	6,087	1.77	(0.62)	1.77	48
19.60	5.03	8,066	1.75	(0.48)	1.76	26
23.13	6.27	20,708	1.75	(0.33)	1.76	19
23.71	10.70	41,111	1.74	(0.17)	1.75	22
27.11	(17.65)	53,369	1.75	(0.62)	1.75	16

51.31	14.02	902,521	0.99	0.16	0.99	48
53.06	5.83	1,413,214	0.98	0.30	1.00	26
54.73	7.12	1,933,600	0.99	0.43	1.01	19
53.16	11.53	2,320,448	0.99	0.61	1.00	22
53.40	(17.02)	2,480,437	0.99	0.14	1.00	16

34.65	13.48	4,045	1.49	(0.35)	1.54	48
38.50	5.29	3,542	1.48	(0.19)	1.54	26
41.03	6.59	3,914	1.49	(0.06)	1.53	19
40.43	10.96	5,984	1.49	0.12	1.52	22
42.12	(17.44)	5,646	1.49	(0.36)	1.51	16

36.18	13.70	2,297	1.27	(0.12)	1.28	48
39.78	5.58	2,167	1.24	0.01	1.24	26
42.20	6.83	13,949	1.25	0.16	1.25	19
41.64	11.26	4,013	1.24	0.34	1.24	22
43.11	(17.24)	4,281	1.24	(0.11)	1.24	16

51.03	14.02	401	0.99	0.15	1.01	48
52.86	5.84	584	0.99	0.32	0.99	26
54.56	7.12	542	0.99	0.44	1.08	19
53.01	11.54	538	0.99	0.57	1.01	22
53.28	(17.03)	688	0.99	0.14	1.00	16

51.60	14.24	242,953	0.80	0.35	0.84	48
53.34	6.05	420,950	0.80	0.50	0.84	26
55.00	7.31	575,395	0.80	0.63	0.85	19
53.42	11.76	882,992	0.80	0.83	0.84	22
53.64	(16.87)	778,819	0.80	0.34	0.84	16

51.57	14.29	1,399,632	0.74	0.41	0.74	48
53.32	6.11	1,593,997	0.74	0.56	0.74	26
54.98	7.37	1,603,059	0.74	0.68	0.75	19
53.41	11.83	2,036,447	0.74	0.88	0.74	22
53.63	(16.83)	1,793,598	0.74	0.39	0.75	16

59

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Growth Fund
Class A
Year Ended June 30, 2026	$17.23	$(0.16)	$6.62	$6.46	$—	$(1.30)	$(1.30)
Year Ended June 30, 2025	16.91	(0.13)	0.55	0.42	(0.10)	—	(0.10)
Year Ended June 30, 2024	15.75	(0.11)	1.27	1.16	—	—	—
Year Ended June 30, 2023	13.92	(0.10)	2.00	1.90	—	(0.07)	(0.07)
Year Ended June 30, 2022	25.86	(0.20)	(8.46)	(8.66)	—	(3.28)	(3.28)
Class C
Year Ended June 30, 2026	9.81	(0.14)	3.64	3.50	—	(1.30)	(1.30)
Year Ended June 30, 2025	9.69	(0.13)	0.33	0.20	(0.08)	—	(0.08)
Year Ended June 30, 2024	9.08	(0.11)	0.72	0.61	—	—	—
Year Ended June 30, 2023	8.09	(0.10)	1.16	1.06	—	(0.07)	(0.07)
Year Ended June 30, 2022	16.62	(0.18)	(5.07)	(5.25)	—	(3.28)	(3.28)
Class I
Year Ended June 30, 2026	20.27	(0.13)	7.83	7.70	(0.03)	(1.30)	(1.33)
Year Ended June 30, 2025	19.86	(0.11)	0.67	0.56	(0.15)	—	(0.15)
Year Ended June 30, 2024	18.46	(0.08)	1.48	1.40	—	—	—
Year Ended June 30, 2023	16.26	(0.07)	2.34	2.27	—	(0.07)	(0.07)
Year Ended June 30, 2022	29.53	(0.16)	(9.83)	(9.99)	—	(3.28)	(3.28)
Class L
Year Ended June 30, 2026	21.33	(0.10)	8.26	8.16	(0.04)	(1.30)	(1.34)
Year Ended June 30, 2025	20.88	(0.08)	0.70	0.62	(0.17)	—	(0.17)
Year Ended June 30, 2024	19.38	(0.06)	1.56	1.50	—	—	—
Year Ended June 30, 2023	17.04	(0.05)	2.46	2.41	—	(0.07)	(0.07)
Year Ended June 30, 2022	30.73	(0.14)	(10.27)	(10.41)	—	(3.28)	(3.28)
Class R2
Year Ended June 30, 2026	16.09	(0.19)	6.14	5.95	—	(1.30)	(1.30)
Year Ended June 30, 2025	15.78	(0.16)	0.53	0.37	(0.06)	—	(0.06)
Year Ended June 30, 2024	14.74	(0.14)	1.18	1.04	—	—	—
Year Ended June 30, 2023	13.06	(0.13)	1.88	1.75	—	(0.07)	(0.07)
Year Ended June 30, 2022	24.55	(0.23)	(7.98)	(8.21)	—	(3.28)	(3.28)
Class R3
Year Ended June 30, 2026	17.19	(0.16)	6.61	6.45	—	(1.30)	(1.30)
Year Ended June 30, 2025	16.85	(0.13)	0.56	0.43	(0.09)	—	(0.09)
Year Ended June 30, 2024	15.71	(0.11)	1.25	1.14	—	—	—
Year Ended June 30, 2023	13.88	(0.10)	2.00	1.90	—	(0.07)	(0.07)
Year Ended June 30, 2022	25.79	(0.19)	(8.44)	(8.63)	—	(3.28)	(3.28)
Class R4
Year Ended June 30, 2026	17.56	(0.11)	6.74	6.63	(0.03)	(1.30)	(1.33)
Year Ended June 30, 2025	17.21	(0.09)	0.57	0.48	(0.13)	—	(0.13)
Year Ended June 30, 2024	15.99	(0.07)	1.29	1.22	—	—	—
Year Ended June 30, 2023	14.10	(0.06)	2.02	1.96	—	(0.07)	(0.07)
Year Ended June 30, 2022	26.08	(0.14)	(8.56)	(8.70)	—	(3.28)	(3.28)
Class R5
Year Ended June 30, 2026	21.35	(0.10)	8.27	8.17	(0.05)	(1.30)	(1.35)
Year Ended June 30, 2025	20.90	(0.08)	0.70	0.62	(0.17)	—	(0.17)
Year Ended June 30, 2024	19.40	(0.06)	1.56	1.50	—	—	—
Year Ended June 30, 2023	17.06	(0.05)	2.46	2.41	—	(0.07)	(0.07)
Year Ended June 30, 2022	30.76	(0.14)	(10.28)	(10.42)	—	(3.28)	(3.28)

60

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$22.39	39.09%	$337,270	1.24%	(0.84)%	1.26%	82%
17.23	2.49	298,280	1.24	(0.77)	1.26	48
16.91	7.37	337,263	1.24	(0.70)	1.26	43
15.75	13.67	365,116	1.24	(0.67)	1.26	33
13.92	(37.40)	384,556	1.25	(0.95)	1.26	35

12.01	38.44	16,090	1.74	(1.34)	1.77	82
9.81	2.03	19,143	1.74	(1.27)	1.76	48
9.69	6.72	28,114	1.74	(1.20)	1.76	43
9.08	13.13	35,717	1.74	(1.17)	1.76	33
8.09	(37.71)	41,416	1.75	(1.45)	1.76	35

26.64	39.37	724,643	0.99	(0.59)	1.00	82
20.27	2.80	772,497	0.99	(0.52)	1.00	48
19.86	7.58	672,889	0.99	(0.45)	1.00	43
18.46	13.97	474,603	0.99	(0.41)	1.01	33
16.26	(37.24)	569,015	1.00	(0.69)	1.01	35

28.15	39.61	235,384	0.84	(0.44)	0.85	82
21.33	2.96	424,989	0.84	(0.37)	0.84	48
20.88	7.74	525,520	0.84	(0.30)	0.85	43
19.38	14.16	625,672	0.84	(0.27)	0.85	33
17.04	(37.15)	496,522	0.85	(0.55)	0.86	35

20.74	38.67	9,827	1.49	(1.10)	1.53	82
16.09	2.31	11,144	1.49	(1.02)	1.53	48
15.78	7.06	12,988	1.49	(0.95)	1.53	43
14.74	13.42	16,702	1.49	(0.92)	1.53	33
13.06	(37.58)	16,716	1.50	(1.20)	1.52	35

22.34	39.12	3,850	1.24	(0.84)	1.29	82
17.19	2.55	3,737	1.24	(0.77)	1.28	48
16.85	7.26	4,483	1.24	(0.70)	1.29	43
15.71	13.70	5,799	1.24	(0.66)	1.29	33
13.88	(37.38)	5,134	1.25	(0.95)	1.28	35

22.86	39.42	2,475	0.99	(0.58)	1.01	82
17.56	2.79	1,209	0.99	(0.51)	1.00	48
17.21	7.63	4,013	0.99	(0.45)	1.01	43
15.99	13.92	4,955	0.99	(0.42)	1.01	33
14.10	(37.22)	5,073	1.00	(0.68)	1.01	35

28.17	39.65	5,857	0.84	(0.44)	0.86	82
21.35	2.95	9,548	0.84	(0.37)	0.85	48
20.90	7.73	12,015	0.84	(0.29)	0.86	43
19.40	14.14	18,939	0.84	(0.27)	0.86	33
17.06	(37.15)	20,537	0.84	(0.55)	0.86	35

61

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Growth Fund (continued)
Class R6
Year Ended June 30, 2026	$21.74	$(0.08)	$8.43	$8.35	$(0.08)	$(1.30)	$(1.38)
Year Ended June 30, 2025	21.28	(0.06)	0.72	0.66	(0.20)	—	(0.20)
Year Ended June 30, 2024	19.73	(0.04)	1.59	1.55	—	—	—
Year Ended June 30, 2023	17.34	(0.03)	2.49	2.46	—	(0.07)	(0.07)
Year Ended June 30, 2022	31.17	(0.11)	(10.44)	(10.55)	—	(3.28)	(3.28)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

62

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$28.71	39.77%	$1,256,685	0.74%	(0.35)%	0.75%	82%
21.74	3.06	1,692,506	0.74	(0.27)	0.75	48
21.28	7.86	2,026,911	0.74	(0.20)	0.75	43
19.73	14.20	2,460,861	0.74	(0.17)	0.76	33
17.34	(37.07)	2,380,212	0.74	(0.44)	0.76	35

63

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Value Fund
Class A
Year Ended June 30, 2026	$23.82	$0.13	$9.39	$9.52	$(0.16)	$(2.37)	$(2.53)
Year Ended June 30, 2025	24.62	0.16	0.88	1.04	(0.22)	(1.62)	(1.84)
Year Ended June 30, 2024	22.44	0.18	2.35	2.53	(0.31)	(0.04)	(0.35)
Year Ended June 30, 2023	22.93	0.21	1.58	1.79	(0.25)	(2.03)	(2.28)
Year Ended June 30, 2022	32.06	0.12	(4.25)	(4.13)	(0.13)	(4.87)	(5.00)
Class C
Year Ended June 30, 2026	16.29	— (d)	6.27	6.27	(0.12)	(2.37)	(2.49)
Year Ended June 30, 2025	17.40	0.02	0.66	0.68	(0.17)	(1.62)	(1.79)
Year Ended June 30, 2024	15.99	0.04	1.67	1.71	(0.26)	(0.04)	(0.30)
Year Ended June 30, 2023	16.97	0.07	1.17	1.24	(0.19)	(2.03)	(2.22)
Year Ended June 30, 2022	25.08	(0.02)	(3.14)	(3.16)	(0.08)	(4.87)	(4.95)
Class I
Year Ended June 30, 2026	26.50	0.22	10.50	10.72	(0.22)	(2.37)	(2.59)
Year Ended June 30, 2025	27.19	0.25	0.95	1.20	(0.27)	(1.62)	(1.89)
Year Ended June 30, 2024	24.73	0.26	2.60	2.86	(0.36)	(0.04)	(0.40)
Year Ended June 30, 2023	25.05	0.30	1.71	2.01	(0.30)	(2.03)	(2.33)
Year Ended June 30, 2022	34.53	0.23	(4.65)	(4.42)	(0.19)	(4.87)	(5.06)
Class R2
Year Ended June 30, 2026	23.30	0.05	9.17	9.22	(0.11)	(2.37)	(2.48)
Year Ended June 30, 2025	24.14	0.09	0.85	0.94	(0.16)	(1.62)	(1.78)
Year Ended June 30, 2024	22.02	0.10	2.32	2.42	(0.26)	(0.04)	(0.30)
Year Ended June 30, 2023	22.54	0.15	1.55	1.70	(0.19)	(2.03)	(2.22)
Year Ended June 30, 2022	31.62	0.05	(4.17)	(4.12)	(0.09)	(4.87)	(4.96)
Class R3
Year Ended June 30, 2026	23.76	0.12	9.36	9.48	(0.15)	(2.37)	(2.52)
Year Ended June 30, 2025	24.56	0.15	0.88	1.03	(0.21)	(1.62)	(1.83)
Year Ended June 30, 2024	22.38	0.16	2.35	2.51	(0.29)	(0.04)	(0.33)
Year Ended June 30, 2023	22.88	0.21	1.57	1.78	(0.25)	(2.03)	(2.28)
Year Ended June 30, 2022	32.00	0.13	(4.24)	(4.11)	(0.14)	(4.87)	(5.01)
Class R4
Year Ended June 30, 2026	26.55	0.21	10.52	10.73	(0.19)	(2.37)	(2.56)
Year Ended June 30, 2025	27.24	0.27	0.92	1.19	(0.26)	(1.62)	(1.88)
Year Ended June 30, 2024	24.73	0.22	2.62	2.84	(0.29)	(0.04)	(0.33)
Year Ended June 30, 2023	25.05	0.29	1.72	2.01	(0.30)	(2.03)	(2.33)
Year Ended June 30, 2022	34.52	0.22	(4.63)	(4.41)	(0.19)	(4.87)	(5.06)
Class R5
Year Ended June 30, 2026	26.55	0.26	10.52	10.78	(0.25)	(2.37)	(2.62)
Year Ended June 30, 2025	27.23	0.28	0.96	1.24	(0.30)	(1.62)	(1.92)
Year Ended June 30, 2024	24.77	0.28	2.61	2.89	(0.39)	(0.04)	(0.43)
Year Ended June 30, 2023	25.09	0.35	1.70	2.05	(0.34)	(2.03)	(2.37)
Year Ended June 30, 2022	34.56	0.25	(4.63)	(4.38)	(0.22)	(4.87)	(5.09)
Class R6
Year Ended June 30, 2026	26.61	0.28	10.56	10.84	(0.28)	(2.37)	(2.65)
Year Ended June 30, 2025	27.29	0.31	0.96	1.27	(0.33)	(1.62)	(1.95)
Year Ended June 30, 2024	24.83	0.31	2.61	2.92	(0.42)	(0.04)	(0.46)
Year Ended June 30, 2023	25.14	0.36	1.72	2.08	(0.36)	(2.03)	(2.39)
Year Ended June 30, 2022	34.62	0.29	(4.66)	(4.37)	(0.24)	(4.87)	(5.11)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
(e)	Amount rounds to less than 0.005%.

64

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$30.81	41.93%	$154,601	1.19%	0.50%	1.28%	82%
23.82	3.63	115,496	1.19	0.66	1.28	72
24.62	11.39	128,868	1.19	0.75	1.28	61
22.44	7.77	133,755	1.22	0.91	1.28	79
22.93	(15.16)	149,658	1.27	0.41	1.27	56

20.07	41.29	2,159	1.69	0.00 (e)	1.89	82
16.29	3.08	1,819	1.69	0.13	1.82	72
17.40	10.86	3,063	1.69	0.23	1.81	61
15.99	7.24	4,518	1.71	0.41	1.78	79
16.97	(15.55)	5,633	1.74	(0.07)	1.78	56

34.63	42.26	221,064	0.94	0.75	1.01	82
26.50	3.90	169,097	0.94	0.92	1.01	72
27.19	11.70	178,662	0.94	0.99	1.01	61
24.73	8.03	200,551	0.96	1.17	1.01	79
25.05	(14.92)	233,127	0.99	0.74	1.01	56

30.04	41.52	28,360	1.49	0.20	1.61	82
23.30	3.31	21,921	1.49	0.36	1.60	72
24.14	11.07	24,215	1.49	0.45	1.60	61
22.02	7.49	25,900	1.49	0.65	1.59	79
22.54	(15.36)	24,815	1.49	0.19	1.57	56

30.72	41.85	17,248	1.24	0.45	1.30	82
23.76	3.61	13,626	1.24	0.61	1.30	72
24.56	11.35	13,606	1.24	0.69	1.30	61
22.38	7.73	16,360	1.24	0.90	1.29	79
22.88	(15.14)	14,635	1.24	0.45	1.28	56

34.72	42.21	60	0.99	0.72	1.20	82
26.55	3.87	133	0.99	0.97	1.18	72
27.24	11.60	92	0.99	0.86	1.01	61
24.73	8.00	23,193	0.99	1.15	1.01	79
25.05	(14.90)	22,156	0.99	0.70	1.01	56

34.71	42.43	24,651	0.84	0.85	0.87	82
26.55	4.03	18,385	0.84	1.01	0.87	72
27.23	11.78	24,300	0.84	1.10	0.86	61
24.77	8.16	107,200	0.84	1.40	0.86	79
25.09	(14.80)	42,404	0.86	0.81	0.86	56

34.80	42.57	866,978	0.74	0.94	0.76	82
26.61	4.13	842,663	0.74	1.11	0.76	72
27.29	11.88	901,005	0.74	1.20	0.76	61
24.83	8.28	875,055	0.74	1.39	0.76	79
25.14	(14.73)	798,822	0.76	0.94	0.76	56

65

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SMID Cap Equity Fund
Class A
Year Ended June 30, 2026	$16.18	$— (d)	$1.62	$1.62	$(0.03)	$(1.11)	$(1.14)
Year Ended June 30, 2025	15.27	0.02	1.04	1.06	(0.03)	(0.12)	(0.15)
Year Ended June 30, 2024	14.45	0.04	0.83	0.87	(0.05)	—	(0.05)
Year Ended June 30, 2023	14.91	0.03	1.31	1.34	—	(1.80)	(1.80)
Year Ended June 30, 2022	21.12	(0.04)	(1.97)	(2.01)	—	(4.20)	(4.20)
Class C
Year Ended June 30, 2026	10.76	(0.05)	1.03	0.98	—	(1.11)	(1.11)
Year Ended June 30, 2025	10.22	(0.04)	0.70	0.66	—	(0.12)	(0.12)
Year Ended June 30, 2024	9.69	(0.02)	0.56	0.54	(0.01)	—	(0.01)
Year Ended June 30, 2023	10.61	(0.03)	0.91	0.88	—	(1.80)	(1.80)
Year Ended June 30, 2022	16.25	(0.10)	(1.34)	(1.44)	—	(4.20)	(4.20)
Class I
Year Ended June 30, 2026	18.10	0.05	1.81	1.86	(0.06)	(1.11)	(1.17)
Year Ended June 30, 2025	17.05	0.07	1.16	1.23	(0.06)	(0.12)	(0.18)
Year Ended June 30, 2024	16.13	0.09	0.91	1.00	(0.08)	—	(0.08)
Year Ended June 30, 2023	16.43	0.07	1.46	1.53	(0.03)	(1.80)	(1.83)
Year Ended June 30, 2022	22.81	0.01	(2.19)	(2.18)	—	(4.20)	(4.20)
Class R3
Year Ended June 30, 2026	16.16	— (d)	1.61	1.61	(0.03)	(1.11)	(1.14)
Year Ended June 30, 2025	15.25	0.02	1.04	1.06	(0.03)	(0.12)	(0.15)
Year Ended June 30, 2024	14.41	0.05	0.82	0.87	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.88	0.03	1.30	1.33	—	(1.80)	(1.80)
Year Ended June 30, 2022	21.08	(0.04)	(1.96)	(2.00)	—	(4.20)	(4.20)
Class R6
Year Ended June 30, 2026	18.18	0.09	1.82	1.91	(0.11)	(1.11)	(1.22)
Year Ended June 30, 2025	17.13	0.11	1.17	1.28	(0.11)	(0.12)	(0.23)
Year Ended June 30, 2024	16.20	0.13	0.93	1.06	(0.13)	—	(0.13)
Year Ended June 30, 2023	16.49	0.13	1.45	1.58	(0.07)	(1.80)	(1.87)
Year Ended June 30, 2022	22.83	0.06	(2.20)	(2.14)	—	(4.20)	(4.20)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.

66

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$16.66	10.64%	$109,156	1.09%	0.01%	1.24%	60%
16.18	6.85	120,929	1.09	0.13	1.21	40
15.27	6.05	127,313	1.09	0.27	1.22	39
14.45	9.53	132,676	1.10	0.19	1.23	32
14.91	(13.00)	135,382	1.14	(0.22)	1.21	24

10.63	10.03	4,662	1.59	(0.50)	1.74	60
10.76	6.34	6,654	1.58	(0.37)	1.71	40
10.22	5.53	8,263	1.59	(0.23)	1.72	39
9.69	9.02	12,464	1.61	(0.32)	1.72	32
10.61	(13.45)	16,342	1.64	(0.72)	1.71	24

18.79	10.90	75,404	0.84	0.26	0.97	60
18.10	7.16	83,774	0.84	0.38	0.95	40
17.05	6.24	91,835	0.84	0.52	0.96	39
16.13	9.83	106,068	0.86	0.44	0.97	32
16.43	(12.76)	120,273	0.89	0.03	0.95	24

16.63	10.61	673	1.09	0.01	1.27	60
16.16	6.88	966	1.09	0.14	1.25	40
15.25	6.04	862	1.09	0.31	1.26	39
14.41	9.49	1,369	1.11	0.19	1.21	32
14.88	(12.98)	1,489	1.14	(0.23)	1.20	24

18.87	11.15	124,673	0.59	0.51	0.71	60
18.18	7.40	121,594	0.59	0.62	0.69	40
17.13	6.55	164,656	0.59	0.77	0.70	39
16.20	10.15	84,313	0.60	0.78	0.71	32
16.49	(12.56)	37,375	0.64	0.27	0.70	24

67

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Small Company Fund
Class A
Year Ended June 30, 2026	$16.74	$— (d)	$6.44	$6.44	$— (d)	$(1.44)	$(1.44)
Year Ended June 30, 2025	17.57	0.02	0.57	0.59	(0.02)	(1.40)	(1.42)
Year Ended June 30, 2024	15.77	0.02	1.81	1.83	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.62	0.04	1.99	2.03	(0.03)	(0.85)	(0.88)
Year Ended June 30, 2022	23.54	(0.01)	(3.59)	(3.60)	—	(5.32)	(5.32)
Class C
Year Ended June 30, 2026	14.91	(0.08)	5.69	5.61	—	(1.44)	(1.44)
Year Ended June 30, 2025	15.84	(0.07)	0.54	0.47	—	(1.40)	(1.40)
Year Ended June 30, 2024	14.27	(0.06)	1.63	1.57	—	—	—
Year Ended June 30, 2023	13.34	(0.04)	1.82	1.78	—	(0.85)	(0.85)
Year Ended June 30, 2022	22.04	(0.11)	(3.27)	(3.38)	—	(5.32)	(5.32)
Class I
Year Ended June 30, 2026	17.51	0.05	6.77	6.82	(0.05)	(1.44)	(1.49)
Year Ended June 30, 2025	18.32	0.06	0.59	0.65	(0.06)	(1.40)	(1.46)
Year Ended June 30, 2024	16.44	0.06	1.89	1.95	(0.07)	—	(0.07)
Year Ended June 30, 2023	15.21	0.08	2.07	2.15	(0.07)	(0.85)	(0.92)
Year Ended June 30, 2022	24.21	0.04	(3.72)	(3.68)	—	(5.32)	(5.32)
Class L
Year Ended June 30, 2026	17.50	0.07	6.76	6.83	(0.07)	(1.44)	(1.51)
Year Ended June 30, 2025	18.31	0.08	0.60	0.68	(0.09)	(1.40)	(1.49)
Year Ended June 30, 2024	16.43	0.08	1.89	1.97	(0.09)	—	(0.09)
Year Ended June 30, 2023	15.20	0.10	2.07	2.17	(0.09)	(0.85)	(0.94)
Year Ended June 30, 2022	24.18	0.07	(3.71)	(3.64)	(0.02)	(5.32)	(5.34)
Class R2
Year Ended June 30, 2026	15.97	(0.05)	6.14	6.09	—	(1.44)	(1.44)
Year Ended June 30, 2025	16.86	(0.03)	0.54	0.51	—	(1.40)	(1.40)
Year Ended June 30, 2024	15.15	(0.03)	1.74	1.71	—	—	—
Year Ended June 30, 2023	14.08	—	1.92	1.92	—	(0.85)	(0.85)
Year Ended June 30, 2022	22.92	(0.06)	(3.46)	(3.52)	—	(5.32)	(5.32)
Class R3
Year Ended June 30, 2026	16.54	(0.01)	6.36	6.35	— (d)	(1.44)	(1.44)
Year Ended June 30, 2025	17.38	0.01	0.57	0.58	(0.02)	(1.40)	(1.42)
Year Ended June 30, 2024	15.60	0.01	1.80	1.81	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.48	0.04	1.96	2.00	(0.03)	(0.85)	(0.88)
Year Ended June 30, 2022	23.36	(0.01)	(3.55)	(3.56)	—	(5.32)	(5.32)
Class R4
Year Ended June 30, 2026	17.34	0.04	6.68	6.72	(0.04)	(1.44)	(1.48)
Year Ended June 30, 2025	18.15	0.06	0.59	0.65	(0.06)	(1.40)	(1.46)
Year Ended June 30, 2024	16.29	0.06	1.86	1.92	(0.06)	—	(0.06)
Year Ended June 30, 2023	15.08	0.08	2.05	2.13	(0.07)	(0.85)	(0.92)
Year Ended June 30, 2022	24.05	0.04	(3.69)	(3.65)	—	(5.32)	(5.32)
Class R5
Year Ended June 30, 2026	17.41	0.07	6.72	6.79	(0.07)	(1.44)	(1.51)
Year Ended June 30, 2025	18.23	0.08	0.59	0.67	(0.09)	(1.40)	(1.49)
Year Ended June 30, 2024	16.36	0.09	1.88	1.97	(0.10)	—	(0.10)
Year Ended June 30, 2023	15.15	0.11	2.05	2.16	(0.10)	(0.85)	(0.95)
Year Ended June 30, 2022	24.13	0.07	(3.71)	(3.64)	(0.02)	(5.32)	(5.34)

68

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$21.74	40.07%	$138,179	1.19%	(0.01)%	1.22%	97%
16.74	2.71	110,598	1.19	0.09	1.22	104
17.57	11.63	114,030	1.19	0.12	1.23	61
15.77	14.22	106,876	1.20	0.26	1.23	83
14.62	(19.61)	103,884	1.22	(0.06)	1.22	66

19.08	39.35	2,757	1.69	(0.52)	1.78	97
14.91	2.22	3,134	1.69	(0.42)	1.76	104
15.84	11.00	5,231	1.69	(0.40)	1.76	61
14.27	13.66	8,203	1.71	(0.27)	1.75	83
13.34	(20.00)	12,408	1.73	(0.59)	1.73	66

22.84	40.49	166,371	0.94	0.24	0.97	97
17.51	2.93	138,452	0.94	0.33	0.97	104
18.32	11.88	165,043	0.94	0.36	0.97	61
16.44	14.47	180,955	0.95	0.51	0.97	83
15.21	(19.36)	159,356	0.97	0.19	0.97	66

22.82	40.63	292,645	0.81	0.37	0.82	97
17.50	3.06	222,094	0.81	0.46	0.81	104
18.31	12.03	230,481	0.82	0.49	0.82	61
16.43	14.63	216,963	0.82	0.63	0.82	83
15.20	(19.22)	226,823	0.81	0.34	0.81	66

20.62	39.75	54,689	1.47	(0.29)	1.48	97
15.97	2.33	41,978	1.48	(0.20)	1.48	104
16.86	11.29	41,337	1.48	(0.18)	1.49	61
15.15	13.95	39,461	1.49	(0.03)	1.49	83
14.08	(19.82)	33,542	1.48	(0.32)	1.48	66

21.45	40.00	47,671	1.21	(0.03)	1.22	97
16.54	2.66	39,960	1.21	0.06	1.22	104
17.38	11.62	38,072	1.22	0.09	1.22	61
15.60	14.16	34,230	1.22	0.24	1.22	83
14.48	(19.58)	29,731	1.22	(0.05)	1.22	66

22.58	40.35	7,680	0.97	0.21	0.97	97
17.34	2.95	6,088	0.96	0.31	0.97	104
18.15	11.84	6,267	0.97	0.34	0.97	61
16.29	14.49	5,662	0.96	0.50	0.97	83
15.08	(19.37)	9,072	0.96	0.20	0.97	66

22.69	40.60	30,254	0.81	0.36	0.82	97
17.41	3.04	27,889	0.81	0.46	0.81	104
18.23	12.05	23,532	0.82	0.52	0.82	61
16.36	14.63	12,461	0.82	0.68	0.82	83
15.15	(19.25)	4,634	0.81	0.33	0.81	66

69

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Small Company Fund (continued)
Class R6
Year Ended June 30, 2026	$17.52	$0.09	$6.77	$6.86	$(0.09)	$(1.44)	$(1.53)
Year Ended June 30, 2025	18.33	0.10	0.59	0.69	(0.10)	(1.40)	(1.50)
Year Ended June 30, 2024	16.44	0.10	1.90	2.00	(0.11)	—	(0.11)
Year Ended June 30, 2023	15.21	0.12	2.07	2.19	(0.11)	(0.85)	(0.96)
Year Ended June 30, 2022	24.20	0.09	(3.72)	(3.63)	(0.04)	(5.32)	(5.36)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.

70

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$22.85	40.77%	$376,267	0.72%	0.46%	0.72%	97%
17.52	3.16	329,921	0.72	0.56	0.72	104
18.33	12.18	335,591	0.72	0.58	0.72	61
16.44	14.76	328,481	0.72	0.73	0.72	83
15.21	(19.18)	290,297	0.72	0.45	0.72	66

71

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust II (“JPM II") (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 6 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Small Cap Blend Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Small Cap Equity Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan Small Cap Growth Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Small Cap Value Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan SMID Cap Equity Fund	Class A, Class C, Class I, Class R3, Class R4(1) and Class R6	JPM II	Diversified
JPMorgan U.S. Small Company Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified

(1)	Liquidated on December 22, 2025.
The investment objective of JPMorgan Small Cap Blend Fund (“Small Cap Blend Fund”) and JPMorgan Small Cap Equity Fund (“Small Cap Equity Fund”) is to seek capital growth over the long term.
The investment objective of JPMorgan Small Cap Growth Fund (“Small Cap Growth Fund”) is to seek long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.
The investment objective of JPMorgan Small Cap Value Fund (“Small Cap Value Fund”) is to seek long-term capital growth primarily by investing in equity securities of small-capitalization companies.
The investment objective of JPMorgan SMID Cap Equity Fund (“SMID Cap Equity Fund”) is to seek long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.
The investment objective of JPMorgan U.S. Small Company Fund (“U.S. Small Company Fund”) is to seek to provide high total return from a portfolio of small company stocks.
All share classes of Small Cap Growth Fund and Class L Shares of U.S. Small Company Fund are publicly offered on a limited basis. Investors are not eligible to purchase shares of Small Cap Growth Fund and Class L Shares of the U.S. Small Company Fund unless they meet certain requirements as described in the Small Cap Growth Fund's and U.S. Small Company Fund's prospectuses.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

72	J.P. Morgan Small Cap Funds	June 30, 2026

A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Small Cap Blend Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,750,828	$—	$—	$1,750,828

(a)	Please refer to the SOI for specifics of portfolio holdings.

June 30, 2026	J.P. Morgan Small Cap Funds	73

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
Small Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,956,878	$—	$—	$2,956,878

(a)	Please refer to the SOI for specifics of portfolio holdings.

Small Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,750,096	$—	$—	$2,750,096

(a)	Please refer to the SOI for specifics of portfolio holdings.

Small Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,350,497	$—	$—	$1,350,497
Appreciation in Other Financial Instruments
Futures Contracts (a)	$310	$—	$—	$310

(a)	Please refer to the SOI for specifics of portfolio holdings.

SMID Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$326,473	$—	$—	$326,473

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Small Company Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$1,078,660	$—	$—	$1,078,660
Rights	—	—	— (a)	— (a)
Short-Term Investments
Investment Companies	29,454	—	—	29,454
Investment of Cash Collateral from Securities Loaned	66,668	—	—	66,668
Total Short-Term Investments	96,122	—	—	96,122
Total Investments in Securities	$1,174,782	$—	$— (a)	$1,174,782
Appreciation in Other Financial Instruments
Futures Contracts	$224	$—	$—	$224

(a)	Amount rounds to less than one thousand.

74	J.P. Morgan Small Cap Funds	June 30, 2026

B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of June 30, 2026, the Funds had no investments in restricted securities including securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of June 30, 2026.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Small Cap Blend Fund	$45,826	$(45,826)	$—
Small Cap Equity Fund	86,159	(86,159)	—
Small Cap Growth Fund	117,982	(117,982)	—
Small Cap Value Fund	46,439	(46,439)	—
SMID Cap Equity Fund	12,328	(12,328)	—
U.S. Small Company Fund	60,905	(60,905)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

June 30, 2026	J.P. Morgan Small Cap Funds	75

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Small Cap Blend Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$33,561	$400,894	$417,216	$(1)	$(2)	$17,236	17,236	$947	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	29,338	414,479	395,016	—	—	48,801	48,801	1,664 (c)	—
Total	$62,899	$815,373	$812,232	$(1)	$(2)	$66,037		$2,611	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Small Cap Equity Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$178,285	$1,267,657	$1,401,160	$16	$(12)	$44,786	44,786	$3,499	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	62,215	970,955	946,123	—	—	87,047	87,047	2,692 (c)	—
Total	$240,500	$2,238,612	$2,347,283	$16	$(12)	$131,833		$6,191	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Small Cap Growth Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$76,111	$1,290,379	$1,361,034	$(2)	$(3)	$5,451	5,451	$1,169	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	112,363	1,076,483	1,059,023	—	—	129,823	129,823	5,036 (c)	—
Total	$188,474	$2,366,862	$2,420,057	$(2)	$(3)	$135,274		$6,205	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

76	J.P. Morgan Small Cap Funds	June 30, 2026

Small Cap Value Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$58,558	$520,874	$538,974	$(12)	$(2)	$40,444	40,444	$998	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	27,391	421,611	397,393	—	—	51,609	51,609	1,826 (c)	—
Total	$85,949	$942,485	$936,367	$(12)	$(2)	$92,053		$2,824	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

SMID Cap Equity Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$7,933	$96,409	$90,974	$2	$— (c)	$13,370	13,370	$292	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	2,555	112,021	102,239	—	—	12,337	12,337	237 (d)	—
Total	$10,488	$208,430	$193,213	$2	$— (c)	$25,707		$529	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount rounds to less than one thousand.
(d)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Small Company Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$56,037	$505,668	$532,246	$(4)	$(1)	$29,454	29,454	$833	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	44,768	421,866	399,966	—	—	66,668	66,668	2,058 (c)	—
Total	$100,805	$927,534	$932,212	$(4)	$(1)	$96,122		$2,891	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Futures Contracts— Small Cap Value Fund and U.S. Small Company Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

June 30, 2026	J.P. Morgan Small Cap Funds	77

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' futures contracts activity during the year ended June 30, 2026 (amounts in thousands, except number of contracts):
	Small Cap Value Fund	U.S. Small Company Fund
Futures Contracts:
Average Notional Balance Long	$29,155	$22,634
Ending Notional Balance Long	57,094	35,170
F. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
G. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended June 30, 2026, are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Small Cap Blend Fund
Transfer agency fees	$24	$5	$6	n/a	n/a	n/a	n/a	n/a	$21	$56
Small Cap Equity Fund
Transfer agency fees	28	2	10	n/a	$1	$1	$— (a)	$8	27	77
Small Cap Growth Fund
Transfer agency fees	41	4	11	$4	3	1	— (a)	1	52	117

78	J.P. Morgan Small Cap Funds	June 30, 2026

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Small Cap Value Fund
Transfer agency fees	$31	$2	$5	n/a	$25	$6	$— (a)	$2	$33	$104
SMID Cap Equity Fund
Transfer agency fees	29	1	6	n/a	n/a	1	— (a)	n/a	4	41
U.S. Small Company Fund
Transfer agency fees	10	2	8	$4	6	2	— (a)	— (a)	19	51

(a)	Amount rounds to less than one thousand.
H. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
For the year ended June 30, 2026, the Funds did not pay any significant foreign, federal or state and local income taxes.
I. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually, except for Small Cap Value Fund, for which distributions are generally declared and paid at least quarterly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Small Cap Blend Fund	$—	$1,416	$(1,416)
Small Cap Equity Fund	87,563	—	(87,563)
Small Cap Growth Fund	111,509	6,715	(118,224)
Small Cap Value Fund	14,083	75	(14,158)
U.S. Small Company Fund	4,891	350	(5,241)
The reclassifications for the Funds relate primarily to tax adjustments on certain investments and tax equalization.
J. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
K. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Funds' net assets or results of operations.

June 30, 2026	J.P. Morgan Small Cap Funds	79

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Small Cap Blend Fund	0.65%
Small Cap Equity Fund	0.65
Small Cap Growth Fund	0.65
Small Cap Value Fund	0.65
SMID Cap Equity Fund	0.55
U.S. Small Company Fund	0.60
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended June 30, 2026, the effective rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Small Cap Blend Fund	0.25%	0.75%	n/a	n/a
Small Cap Equity Fund	0.25	0.75	0.50%	0.25%
Small Cap Growth Fund	0.25	0.75	0.50	0.25
Small Cap Value Fund	0.25	0.75	0.50	0.25
SMID Cap Equity Fund	0.25	0.75	n/a	0.25
U.S. Small Company Fund	0.25	0.75	0.50	0.25
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2026, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Small Cap Blend Fund	$33	$—
Small Cap Equity Fund	10	—
Small Cap Growth Fund	3	—
Small Cap Value Fund	3	—
SMID Cap Equity Fund	1	—
U.S. Small Company Fund	5	— (a)

(a)	Amount rounds to less than one thousand.

80	J.P. Morgan Small Cap Funds	June 30, 2026

D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Small Cap Blend Fund	0.25%	0.25%	0.25%	n/a	n/a	n/a	n/a	n/a
Small Cap Equity Fund	0.25	0.25	0.25	n/a	0.25%	0.25%	0.25%	0.10%
Small Cap Growth Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Small Cap Value Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
SMID Cap Equity Fund	0.25	0.25	0.25	n/a	n/a	0.25	0.25	n/a
U.S. Small Company Fund	0.25	0.25	0.25	0.10	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Small Cap Blend Fund	1.24%	1.74%	0.99%	n/a	n/a	n/a	n/a	0.74%
Small Cap Equity Fund	n/a	n/a	0.99	1.49%	n/a	0.99%	0.80%	n/a
Small Cap Growth Fund	1.24	1.74	0.99	1.49	1.24%	0.99	0.84	0.74
Small Cap Value Fund	1.19	1.69	0.94	1.49	1.24	0.99	0.84	0.74
SMID Cap Equity Fund	1.09	1.59	0.84	n/a	1.09	0.84	n/a	0.59
U.S. Small Company Fund	1.19	1.69	0.94	n/a	n/a	n/a	n/a	n/a

The expense limitation agreements were in effect for the year ended June 30, 2026 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2026.

June 30, 2026	J.P. Morgan Small Cap Funds	81

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
For the year ended June 30, 2026, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Small Cap Blend Fund	$185	$123	$21	$329	$9
Small Cap Equity Fund	—	—	191	191	—
Small Cap Growth Fund	157	104	61	322	52
Small Cap Value Fund	150	100	220	470	3
SMID Cap Equity Fund	224	149	32	405	1
U.S. Small Company Fund	—	—	80	80	—
Additionally, the Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the applicable Fund's investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these Affiliated Money Market Funds for the year ended June 30, 2026 were as follows:

Small Cap Blend Fund	$27
Small Cap Equity Fund	106
Small Cap Growth Fund	34
Small Cap Value Fund	27
SMID Cap Equity Fund	8
U.S. Small Company Fund	23
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Boards' independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended June 30, 2026, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The below Funds used related party broker-dealers during the year ended June 30, 2026, and incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows:
Brokerage Commissions
Small Cap Blend Fund	$39
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended June 30, 2026, purchases and sales of investments (excluding short-term investments and transfers in-kind) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Small Cap Blend Fund	$987,495	$1,168,072

82	J.P. Morgan Small Cap Funds	June 30, 2026

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Small Cap Equity Fund	$1,530,115	$2,751,946
Small Cap Growth Fund	2,256,153	3,730,847
Small Cap Value Fund	991,409	1,300,484
SMID Cap Equity Fund	182,912	238,479
U.S. Small Company Fund	928,702	1,068,623
During the year ended June 30, 2026, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small Cap Blend Fund	$1,344,822	$458,241	$52,235	$406,006
Small Cap Equity Fund	2,118,018	975,180	136,320	838,860
Small Cap Growth Fund	2,153,951	718,263	122,118	596,145
Small Cap Value Fund	1,035,142	339,427	23,762	315,665
SMID Cap Equity Fund	260,823	79,946	14,296	65,650
U.S. Small Company Fund	924,118	286,971	36,083	250,888
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments and wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2026 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Small Cap Blend Fund	$10,982	$62,401	$73,383
Small Cap Equity Fund	40,647	493,318	533,965
Small Cap Growth Fund	40,790	128,392	169,182
Small Cap Value Fund	17,529	92,856	110,385
SMID Cap Equity Fund	4,458	16,818	21,276
U.S. Small Company Fund	2,959	69,961	72,920

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

June 30, 2026	J.P. Morgan Small Cap Funds	83

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
The tax character of distributions paid during the year ended June 30, 2025 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Small Cap Blend Fund	$15,853	$—	$15,853
Small Cap Equity Fund	45,035	365,707	410,742
Small Cap Growth Fund	28,295	273	28,568
Small Cap Value Fund	17,690	68,391	86,081
SMID Cap Equity Fund	4,056	378	4,434
U.S. Small Company Fund	8,014	70,658	78,672

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of June 30, 2026, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Small Cap Blend Fund	$51,720	$121,500	$406,006
Small Cap Equity Fund	15,493	341,780	838,860
Small Cap Growth Fund	110,923	392,269	596,145
Small Cap Value Fund	81,486	115,839	315,665
SMID Cap Equity Fund	3,919	13,190	65,650
U.S. Small Company Fund	32,476	106,381	250,888

The cumulative timing differences primarily consist of ordinary loss deferrals, tax adjustments on certain investments and wash sale loss deferrals.
As of June 30, 2026, the Funds did not have any net capital loss carryforwards.
Specified ordinary losses incurred after October 31 and late year ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2026, the following Funds deferred to July 1, 2026 the following specified ordinary losses and late year ordinary losses of:
	Specified Ordinary Losses	Late Year Ordinary Loss Deferral
Small Cap Blend Fund	$5,806	$—
Small Cap Growth Fund	27,151	5,214
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended June 30, 2026.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken

84	J.P. Morgan Small Cap Funds	June 30, 2026

primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2026.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 4, 2026, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended June 30, 2026.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of June 30, 2026, the Funds had individual shareholder and/or affiliated omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Small Cap Blend Fund	—	— %	1	67.5%
Small Cap Equity Fund	1	10.7	1	14.5
Small Cap Growth Fund	—	—	2	41.1
Small Cap Value Fund	—	—	2	30.6
SMID Cap Equity Fund	1	33.7	1	20.2
U.S. Small Company Fund	—	—	3	47.6
As of June 30, 2026, J.P. Morgan Investor Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
J.P. Morgan Investor Funds
Small Cap Value Fund	14.4%
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
Because the Funds invest in Real Estate Investment Trusts ("REITs"), the Funds may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
The Funds invest in companies with relatively small market capitalizations. Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with stocks of larger companies. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations.

June 30, 2026	J.P. Morgan Small Cap Funds	85

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
8. Subsequent Events
Subsequent to June 30, 2026, SMID Cap Equity Fund had net redemptions of $66,958, which represented 21% of the Fund's net assets as of June 30, 2026.
At a meeting held on August 11-13, 2026, Trust II’s Board approved the following:
The removal of the limited offering of shares of Small Cap Growth Fund, with the exception of Class L Shares, to be effective on or about September 21, 2026.
The liquidation of SMID Cap Equity Fund, which is expected to occur on or about November 10, 2026. In connection with the liquidation, purchases of fund shares from new shareholders will no longer be accepted after August 21, 2026, Distribution fees will be voluntarily waived effective October 1, 2026, and purchases of additional shares from existing shareholders will no longer be accepted on or after November 4, 2026, except for certain dividend reinvestment plans and automatic purchases.

86	J.P. Morgan Small Cap Funds	June 30, 2026

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust I and JPMorgan Trust II and Shareholders of JPMorgan Small Cap Blend Fund, JPMorgan Small Cap Equity Fund, JPMorgan Small Cap Growth Fund, JPMorgan Small Cap Value Fund, JPMorgan SMID Cap Equity Fund and JPMorgan U.S. Small Company Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Small Cap Blend Fund, JPMorgan Small Cap Equity Fund and JPMorgan U.S. Small Company Fund (three of the funds constituting JPMorgan Trust I) and JPMorgan Small Cap Growth Fund, JPMorgan Small Cap Value Fund and JPMorgan SMID Cap Equity Fund (three of the funds constituting JPMorgan Trust II) (hereafter collectively referred to as the "Funds") as of June 30, 2026, the related statements of operations for the year ended June 30, 2026, the statements of changes in net assets for each of the two years in the period ended June 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2026 and each of the financial highlights for each of the five years in the period ended June 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 27, 2026
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

June 30, 2026	J.P. Morgan Small Cap Funds	87

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended June 30, 2026. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2026. The information necessary to complete your income tax returns for the calendar year ending December 31, 2026 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2026:
Dividends Received Deduction
JPMorgan Small Cap Blend Fund	100.00%
JPMorgan Small Cap Equity Fund	69.97
JPMorgan Small Cap Growth Fund	17.93
JPMorgan Small Cap Value Fund	72.57
JPMorgan SMID Cap Equity Fund	55.80
JPMorgan U.S. Small Company Fund	100.00
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2026:
Long-Term Capital Gain Distribution
JPMorgan Small Cap Blend Fund	$62,401
JPMorgan Small Cap Equity Fund	577,722
JPMorgan Small Cap Growth Fund	223,044
JPMorgan Small Cap Value Fund	101,307
JPMorgan SMID Cap Equity Fund	16,818
JPMorgan U.S. Small Company Fund	73,776
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2026:
Qualified Dividend Income
JPMorgan Small Cap Blend Fund	$10,982
JPMorgan Small Cap Equity Fund	28,489
JPMorgan Small Cap Growth Fund	7,322
JPMorgan Small Cap Value Fund	12,996
JPMorgan SMID Cap Equity Fund	2,617
JPMorgan U.S. Small Company Fund	2,959
Section 199A Income
The following funds had the following amount, or maximum allowable amount, of ordinary income distributions treated as 199A dividends for the fiscal year ended June 30, 2025:
Qualified Business Income
JPMorgan Small Cap Blend Fund	$978
JPMorgan Small Cap Equity Fund	3,060
JPMorgan Small Cap Value Fund	1,848
JPMorgan SMID Cap Equity Fund	289

88	undefined	June 30, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

THIS PAGE IS INTENTIONALLY LEFT BLANK

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. June 2026.
AN-SC-626

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

Annual Financial Statements
J.P. Morgan Investor Funds
June 30, 2026
JPMorgan Investor Balanced Fund
JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Growth Fund
JPMorgan Investor Growth & Income Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 85.9%
Fixed Income — 45.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	133,044	1,369,019
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	97,750	706,736
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,802	58,886
JPMorgan High Yield Fund Class R6 Shares (a)	23,786	155,326
JPMorgan Income Fund Class R6 Shares (a)	36,302	308,202
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	8,546	79,990
Total Fixed Income		2,678,159
International Equity — 4.9%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,103	61,333
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,366	89,531
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	1,476	66,322
JPMorgan International Equity Fund Class R6 Shares (a)	3,039	73,404
Total International Equity		290,590
U.S. Equity — 35.6%
JPMorgan Equity Income Fund Class R6 Shares (a)	6,577	182,431
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	3,481	324,023
JPMorgan Large Cap Value Fund Class R6 Shares (a)	10,537	242,986
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,466	84,155
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	573	29,561
JPMorgan Small Cap Value Fund Class R6 Shares (a)	887	30,865
JPMorgan U.S. Equity Fund Class R6 Shares (a)	17,579	495,888
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	2,156	216,304
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	5,984	308,115
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,693	189,052
Total U.S. Equity		2,103,380
Total Investment Companies (Cost $3,813,787)		5,072,129
Exchange-Traded Funds — 13.4%
Alternative Assets — 0.9%
JPMorgan Flexible Debt ETF (a)	1,021	51,483
Fixed Income — 1.6%
JPMorgan Limited Duration Bond ETF (a)	1,856	96,854
INVESTMENTS	SHARES (000)	VALUE ($000)

International Equity — 7.9%
JPMorgan Global Select Equity ETF (a)	2,068	147,238
JPMorgan International Research Enhanced Equity ETF (a)	3,903	321,982
Total International Equity		469,220
U.S. Equity — 3.0%
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	2,276	177,623
Total Exchange-Traded Funds (Cost $511,841)		795,180
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b) (Cost $46,736)	46,736	46,736
Total Investments — 100.1% (Cost $4,372,364)		5,914,045
Liabilities in Excess of Other Assets — (0.1)%		(8,187)
NET ASSETS — 100.0%		5,905,858

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund and ETF semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s and ETF’s website. Detailed information about Underlying J.P. Morgan Funds and ETFs can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Investor Funds	1

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 87.5%
Fixed Income — 63.2%
JPMorgan Core Bond Fund Class R6 Shares (a)	152,188	1,566,015
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	98,272	710,505
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,687	44,739
JPMorgan High Yield Fund Class R6 Shares (a)	19,442	126,957
JPMorgan Income Fund Class R6 Shares (a)	34,363	291,739
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	8,779	82,171
Total Fixed Income		2,822,126
International Equity — 3.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	629	35,004
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,104	55,956
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	517	23,252
JPMorgan International Equity Fund Class R6 Shares (a)	1,845	44,544
Total International Equity		158,756
U.S. Equity — 20.7%
JPMorgan Equity Income Fund Class R6 Shares (a)	3,601	99,906
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	1,438	133,850
JPMorgan Large Cap Value Fund Class R6 Shares (a)	3,200	73,786
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,151	66,089
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	417	21,514
JPMorgan Small Cap Value Fund Class R6 Shares (a)	652	22,679
JPMorgan U.S. Equity Fund Class R6 Shares (a)	6,540	184,492
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	1,074	107,734
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	2,244	115,553
JPMorgan Value Advantage Fund Class R6 Shares (a)	2,492	100,395
Total U.S. Equity		925,998
Total Investment Companies (Cost $3,459,919)		3,906,880
Exchange-Traded Funds — 11.3%
Alternative Assets — 1.0%
JPMorgan Flexible Debt ETF (a)	860	43,324
Fixed Income — 3.6%
JPMorgan Limited Duration Bond ETF (a)	3,086	161,072
INVESTMENTS	SHARES (000)	VALUE ($000)

International Equity — 5.8%
JPMorgan Global Select Equity ETF (a)	943	67,136
JPMorgan International Research Enhanced Equity ETF (a)	2,316	191,041
Total International Equity		258,177
U.S. Equity — 0.9%
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	538	42,022
Total Exchange-Traded Funds (Cost $368,339)		504,595
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b) (Cost $52,212)	52,212	52,212
Total Investments — 100.0% (Cost $3,880,470)		4,463,687
Liabilities in Excess of Other Assets — (0.0)% ^		(754)
NET ASSETS — 100.0%		4,462,933

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund and ETF semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s and ETF’s website. Detailed information about Underlying J.P. Morgan Funds and ETFs can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Investor Funds	June 30, 2026

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 83.8%
Fixed Income — 11.2%
JPMorgan Core Bond Fund Class R6 Shares (a)	52,845	543,773
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	13,796	99,750
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,316	28,872
JPMorgan High Yield Fund Class R6 Shares (a)	13,293	86,804
JPMorgan Income Fund Class R6 Shares (a)	3,902	33,128
Total Fixed Income		792,327
International Equity — 14.9%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	3,393	188,757
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	7,083	188,408
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	3,638	163,490
JPMorgan International Equity Fund Class R6 Shares (a)	12,685	306,342
JPMorgan International Focus Fund Class R6 Shares (a)	6,189	207,754
Total International Equity		1,054,751
U.S. Equity — 57.7%
JPMorgan Equity Income Fund Class R6 Shares (a)	8,017	222,387
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	9,202	856,523
JPMorgan Large Cap Value Fund Class R6 Shares (a)	31,203	719,537
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	2,762	158,573
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	466	24,054
JPMorgan Small Cap Value Fund Class R6 Shares (a)	2,964	103,140
JPMorgan U.S. Equity Fund Class R6 Shares (a)	32,396	913,904
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	2,900	290,886
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	11,518	593,063
JPMorgan Value Advantage Fund Class R6 Shares (a)	5,320	214,271
Total U.S. Equity		4,096,338
Total Investment Companies (Cost $3,577,418)		5,943,416
Exchange-Traded Funds — 15.4%
International Equity — 11.0%
JPMorgan Global Select Equity ETF (a)	3,104	221,085
JPMorgan International Research Enhanced Equity ETF (a)	6,764	557,970
Total International Equity		779,055
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 4.4%
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	4,067	317,341
Total Exchange-Traded Funds (Cost $706,208)		1,096,396
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b) (Cost $60,496)	60,496	60,496
Total Investments — 100.1% (Cost $4,344,122)		7,100,308
Liabilities in Excess of Other Assets — (0.1)%		(4,048)
NET ASSETS — 100.0%		7,096,260

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund and ETF semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s and ETF’s website. Detailed information about Underlying J.P. Morgan Funds and ETFs can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Investor Funds	3

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 86.9%
Fixed Income — 32.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	89,603	922,014
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	57,679	417,021
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,104	27,457
JPMorgan High Yield Fund Class R6 Shares (a)	21,874	142,835
JPMorgan Income Fund Class R6 Shares (a)	26,828	227,769
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	2,932	27,446
Total Fixed Income		1,764,542
International Equity — 8.0%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,631	90,711
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,674	97,720
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	1,634	73,420
JPMorgan International Equity Fund Class R6 Shares (a)	4,308	104,033
JPMorgan International Focus Fund Class R6 Shares (a)	2,214	74,345
Total International Equity		440,229
U.S. Equity — 46.8%
JPMorgan Equity Income Fund Class R6 Shares (a)	6,710	186,135
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	5,788	538,794
JPMorgan Large Cap Value Fund Class R6 Shares (a)	17,629	406,528
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,523	87,469
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	573	29,530
JPMorgan Small Cap Value Fund Class R6 Shares (a)	953	33,149
JPMorgan U.S. Equity Fund Class R6 Shares (a)	19,412	547,625
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	1,878	188,346
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	6,912	355,902
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,868	196,074
Total U.S. Equity		2,569,552
Total Investment Companies (Cost $3,208,601)		4,774,323
Exchange-Traded Funds — 12.4%
International Equity — 8.6%
JPMorgan Global Select Equity ETF (a)	2,310	164,527
JPMorgan International Research Enhanced Equity ETF (a)	3,752	309,473
Total International Equity		474,000
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 3.8%
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	2,653	207,033
Total Exchange-Traded Funds (Cost $416,935)		681,033
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b) (Cost $42,093)	42,093	42,093
Total Investments — 100.1% (Cost $3,667,629)		5,497,449
Liabilities in Excess of Other Assets — (0.1)%		(5,492)
NET ASSETS — 100.0%		5,491,957

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund and ETF semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s and ETF’s website. Detailed information about Underlying J.P. Morgan Funds and ETFs can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Investor Funds	June 30, 2026

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2026
(Amounts in thousands, except per share amounts)

	JPMorgan Investor Balanced Fund	JPMorgan Investor Conservative Growth Fund	JPMorgan Investor Growth Fund	JPMorgan Investor Growth & Income Fund
ASSETS:
Investments in affiliates, at value	$5,914,045	$4,463,687	$7,100,308	$5,497,449
Receivables:
Due from custodian	—	3,503	—	—
Fund shares sold	1,248	9,427	4,192	2,242
Dividends from affiliates	1,649	1,515	354	1,246
Total Assets	5,916,942	4,478,132	7,104,854	5,500,937
LIABILITIES:
Payables:
Due to custodian	1,495	—	160	1,102
Distributions	210	48	61	188
Investment securities purchased	—	4,885	—	—
Fund shares redeemed	6,297	8,336	5,199	5,135
Accrued liabilities:
Investment advisory fees	236	174	282	219
Distribution fees	1,203	700	1,264	1,056
Service fees	1,193	833	1,272	1,011
Custodian and accounting fees	32	23	35	28
Trustees’ and Chief Compliance Officer’s fees	—	— (a)	—	— (a)
Other	418	200	321	241
Total Liabilities	11,084	15,199	8,594	8,980
Net Assets	$5,905,858	$4,462,933	$7,096,260	$5,491,957

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Investor Funds	5

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2026 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Investor Balanced Fund	JPMorgan Investor Conservative Growth Fund	JPMorgan Investor Growth Fund	JPMorgan Investor Growth & Income Fund
NET ASSETS:
Paid-in-Capital	$4,292,454	$3,892,406	$4,117,857	$3,557,711
Total distributable earnings (loss)	1,613,404	570,527	2,978,403	1,934,246
Total Net Assets	$5,905,858	$4,462,933	$7,096,260	$5,491,957
Net Assets:
Class A	$5,185,858	$2,854,187	$5,666,668	$4,906,360
Class C	232,838	185,153	185,721	90,989
Class I	420,418	1,021,190	946,672	384,475
Class R6	66,744	402,403	297,199	110,133
Total	$5,905,858	$4,462,933	$7,096,260	$5,491,957
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	298,337	213,666	183,054	218,790
Class C	13,721	13,947	6,794	4,250
Class I	24,108	75,787	29,549	17,602
Class R6	3,830	29,889	9,281	5,042
Net Asset Value (a):
Class A — Redemption price per share	$17.38	$13.36	$30.96	$22.42
Class C — Offering price per share (b)	16.97	13.27	27.33	21.41
Class I — Offering and redemption price per share	17.44	13.47	32.04	21.84
Class R6 — Offering and redemption price per share	17.42	13.46	32.03	21.84
Class A maximum sales charge	4.50%	4.50%	4.50%	4.50%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$18.20	$13.99	$32.42	$23.48
Cost of investments in affiliates	4,372,364	3,880,470	4,344,122	3,667,629

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Investor Funds	June 30, 2026

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2026
(Amounts in thousands)

	JPMorgan Investor Balanced Fund	JPMorgan Investor Conservative Growth Fund	JPMorgan Investor Growth Fund	JPMorgan Investor Growth & Income Fund
INVESTMENT INCOME:
Interest income from affiliates	$4	$5	$4	$4
Dividend income from affiliates	174,694	158,201	116,898	130,297
Total investment income	174,698	158,206	116,902	130,301
EXPENSES:
Investment advisory fees	2,885	2,127	3,287	2,621
Distribution fees:
Class A	12,674	7,148	13,208	11,757
Class C	1,770	1,519	1,311	685
Service fees:
Class A	12,674	7,148	13,208	11,757
Class C	590	506	437	228
Class I	1,010	2,432	2,159	912
Custodian and accounting fees	133	99	150	120
Professional fees	74	68	77	50
Trustees’ and Chief Compliance Officer’s fees	36	33	37	35
Printing and mailing costs	164	116	186	141
Registration and filing fees	—	181	220	209
Transfer agency fees (See Note 2.E.)	348	211	641	447
Other	49	40	54	45
Total expenses	32,407	21,628	34,975	29,007
Less fees waived	(63)	(50)	(1,227)	(1,015)
Net expenses	32,344	21,578	33,748	27,992
Net investment income (loss)	142,354	136,628	83,154	102,309
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in affiliates	100,011	13,500	33,018	71,004
Distribution of capital gains received from investment company affiliates	145,313	63,611	278,451	177,678
Change in net unrealized appreciation/depreciation on investments in affiliates	258,442	138,736	693,505	356,213
Net realized/unrealized gains (losses)	503,766	215,847	1,004,974	604,895
Change in net assets resulting from operations	$646,120	$352,475	$1,088,128	$707,204
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Investor Funds	7

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Investor Balanced Fund		JPMorgan Investor Conservative Growth Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$142,354	$136,013	$136,628	$125,419
Net realized gain (loss) on investments in affiliates	100,011	75,736	13,500	10,713
Distributions of capital gains received from investment company affiliates	145,313	102,548	63,611	43,315
Change in net unrealized appreciation/depreciation of investments in affiliates	258,442	216,039	138,736	151,881
Change in net assets resulting from operations	646,120	530,336	352,475	331,328
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(290,314)	(274,098)	(126,196)	(143,727)
Class C	(12,623)	(13,079)	(7,887)	(11,313)
Class I	(23,929)	(22,076)	(45,244)	(42,752)
Class R6	(3,838)	(2,224)	(11,757)	(2,699)
Total distributions to shareholders	(330,704)	(311,477)	(191,084)	(200,491)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(6,612)	(43,399)	312,580	9,470
NET ASSETS:
Change in net assets	308,804	175,460	473,971	140,307
Beginning of period	5,597,054	5,421,594	3,988,962	3,848,655
End of period	$5,905,858	$5,597,054	$4,462,933	$3,988,962
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Investor Funds	June 30, 2026

	JPMorgan Investor Growth Fund		JPMorgan Investor Growth & Income Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$83,154	$71,978	$102,309	$93,404
Net realized gain (loss) on investments in affiliates	33,018	(2,464)	71,004	25,934
Distributions of capital gains received from investment company affiliates	278,451	172,033	177,678	113,568
Change in net unrealized appreciation/depreciation of investments in affiliates	693,505	417,431	356,213	268,268
Change in net assets resulting from operations	1,088,128	658,978	707,204	501,174
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(175,424)	(144,093)	(210,634)	(180,447)
Class C	(5,826)	(4,802)	(3,808)	(3,612)
Class I	(29,691)	(23,389)	(17,656)	(14,528)
Class R6	(9,362)	(5,386)	(4,237)	(3,142)
Total distributions to shareholders	(220,303)	(177,670)	(236,335)	(201,729)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	161,933	271,503	29,977	107,247
NET ASSETS:
Change in net assets	1,029,758	752,811	500,846	406,692
Beginning of period	6,066,502	5,313,691	4,991,111	4,584,419
End of period	$7,096,260	$6,066,502	$5,491,957	$4,991,111
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Investor Funds	9

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Investor Balanced Fund		JPMorgan Investor Conservative Growth Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$525,084	$573,500	$292,596	$352,803
Distributions reinvested	288,913	272,640	125,637	142,957
Cost of shares redeemed	(835,062)	(863,750)	(519,922)	(581,466)
Change in net assets resulting from Class A capital transactions	(21,065)	(17,610)	(101,689)	(85,706)
Class C
Proceeds from shares issued	51,942	46,652	35,808	32,254
Distributions reinvested	12,601	13,044	7,860	11,265
Cost of shares redeemed	(83,320)	(104,922)	(90,264)	(108,097)
Change in net assets resulting from Class C capital transactions	(18,777)	(45,226)	(46,596)	(64,578)
Class I
Proceeds from shares issued	62,144	52,425	524,125	406,898
Distributions reinvested	23,083	21,326	45,009	42,502
Cost of shares redeemed	(73,798)	(59,875)	(411,131)	(340,909)
Change in net assets resulting from Class I capital transactions	11,429	13,876	158,003	108,491
Class R6
Proceeds from shares issued	43,561	10,656	317,433	61,787
Distributions reinvested	3,827	2,219	11,750	2,694
Cost of shares redeemed	(25,587)	(7,314)	(26,321)	(13,218)
Change in net assets resulting from Class R6 capital transactions	21,801	5,561	302,862	51,263
Total change in net assets resulting from capital transactions	$(6,612)	$(43,399)	$312,580	$9,470
SHARE TRANSACTIONS:
Class A
Issued	30,974	35,629	22,254	27,950
Reinvested	17,195	16,934	9,571	11,329
Redeemed	(49,280)	(53,828)	(39,571)	(46,112)
Change in Class A Shares	(1,111)	(1,265)	(7,746)	(6,833)
Class C
Issued	3,139	2,966	2,741	2,578
Reinvested	769	829	603	898
Redeemed	(5,035)	(6,663)	(6,908)	(8,615)
Change in Class C Shares	(1,127)	(2,868)	(3,564)	(5,139)
Class I
Issued	3,651	3,248	39,512	32,066
Reinvested	1,368	1,320	3,400	3,342
Redeemed	(4,347)	(3,710)	(30,995)	(26,987)
Change in Class I Shares	672	858	11,917	8,421
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Investor Funds	June 30, 2026

	JPMorgan Investor Balanced Fund		JPMorgan Investor Conservative Growth Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R6
Issued	2,593	661	23,840	4,910
Reinvested	228	137	886	212
Redeemed	(1,518)	(451)	(1,997)	(1,045)
Change in Class R6 Shares	1,303	347	22,729	4,077
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Investor Funds	11

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Investor Growth Fund		JPMorgan Investor Growth & Income Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$728,137	$823,119	$549,502	$642,423
Distributions reinvested	174,478	143,248	209,643	179,536
Cost of shares redeemed	(847,162)	(807,928)	(760,138)	(728,429)
Change in net assets resulting from Class A capital transactions	55,453	158,439	(993)	93,530
Class C
Proceeds from shares issued	45,595	37,955	20,334	19,724
Distributions reinvested	5,709	4,723	3,795	3,596
Cost of shares redeemed	(51,184)	(46,865)	(31,987)	(36,698)
Change in net assets resulting from Class C capital transactions	120	(4,187)	(7,858)	(13,378)
Class I
Proceeds from shares issued	128,965	116,746	54,245	57,880
Distributions reinvested	28,813	22,740	16,435	13,628
Cost of shares redeemed	(113,005)	(87,691)	(60,538)	(53,752)
Change in net assets resulting from Class I capital transactions	44,773	51,795	10,142	17,756
Class R6
Proceeds from shares issued	113,713	98,543	43,226	16,118
Distributions reinvested	9,362	5,386	4,194	3,106
Cost of shares redeemed	(61,488)	(38,473)	(18,734)	(9,885)
Change in net assets resulting from Class R6 capital transactions	61,587	65,456	28,686	9,339
Total change in net assets resulting from capital transactions	$161,933	$271,503	$29,977	$107,247
SHARE TRANSACTIONS:
Class A
Issued	25,270	32,036	25,655	32,533
Reinvested	6,082	5,567	9,844	9,051
Redeemed	(29,323)	(31,478)	(35,456)	(36,936)
Change in Class A Shares	2,029	6,125	43	4,648
Class C
Issued	1,788	1,662	994	1,044
Reinvested	225	207	187	190
Redeemed	(2,002)	(2,053)	(1,564)	(1,944)
Change in Class C Shares	11	(184)	(383)	(710)
Class I
Issued	4,319	4,400	2,596	3,007
Reinvested	969	855	792	703
Redeemed	(3,783)	(3,315)	(2,895)	(2,774)
Change in Class I Shares	1,505	1,940	493	936
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Investor Funds	June 30, 2026

	JPMorgan Investor Growth Fund		JPMorgan Investor Growth & Income Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R6
Issued	3,829	3,699	2,065	836
Reinvested	316	202	202	160
Redeemed	(2,059)	(1,452)	(900)	(508)
Change in Class R6 Shares	2,086	2,449	1,367	488
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Investor Funds	13

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Investor Balanced Fund
Class A
Year Ended June 30, 2026	$16.46	$0.42	$1.47	$1.89	$(0.46)	$(0.51)	$(0.97)
Year Ended June 30, 2025	15.81	0.40	1.16	1.56	(0.48)	(0.43)	(0.91)
Year Ended June 30, 2024	14.63	0.36	1.34	1.70	(0.36)	(0.16)	(0.52)
Year Ended June 30, 2023	14.44	0.30	0.87	1.17	(0.29)	(0.69)	(0.98)
Year Ended June 30, 2022	17.07	0.22	(2.13)	(1.91)	(0.41)	(0.31)	(0.72)
Class C
Year Ended June 30, 2026	16.09	0.32	1.45	1.77	(0.38)	(0.51)	(0.89)
Year Ended June 30, 2025	15.48	0.31	1.13	1.44	(0.40)	(0.43)	(0.83)
Year Ended June 30, 2024	14.33	0.27	1.33	1.60	(0.29)	(0.16)	(0.45)
Year Ended June 30, 2023	14.16	0.22	0.86	1.08	(0.22)	(0.69)	(0.91)
Year Ended June 30, 2022	16.75	0.13	(2.08)	(1.95)	(0.33)	(0.31)	(0.64)
Class I
Year Ended June 30, 2026	16.51	0.46	1.49	1.95	(0.51)	(0.51)	(1.02)
Year Ended June 30, 2025	15.86	0.44	1.16	1.60	(0.52)	(0.43)	(0.95)
Year Ended June 30, 2024	14.67	0.40	1.35	1.75	(0.40)	(0.16)	(0.56)
Year Ended June 30, 2023	14.47	0.33	0.89	1.22	(0.33)	(0.69)	(1.02)
Year Ended June 30, 2022	17.11	0.26	(2.14)	(1.88)	(0.45)	(0.31)	(0.76)
Class R6
Year Ended June 30, 2026	16.50	0.51	1.47	1.98	(0.55)	(0.51)	(1.06)
Year Ended June 30, 2025	15.84	0.48	1.17	1.65	(0.56)	(0.43)	(0.99)
Year Ended June 30, 2024	14.66	0.44	1.34	1.78	(0.44)	(0.16)	(0.60)
Year Ended June 30, 2023	14.46	0.33	0.92	1.25	(0.36)	(0.69)	(1.05)
Year Ended June 30, 2022	17.10	0.31	(2.15)	(1.84)	(0.49)	(0.31)	(0.80)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds and ETFs.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds and ETFs.
(f)	Does not include income and expenses of Underlying Funds and ETFs.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Investor Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)(f)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$17.38	11.85%	$5,185,858	0.56%	2.46%	0.56%	11%
16.46	10.16	4,929,424	0.56	2.48	0.56	11
15.81	11.86	4,754,802	0.57	2.43	0.57	7
14.63	8.51	4,466,541	0.57	2.08	0.58	8
14.44	(11.73)	4,301,016	0.57	1.34	0.57	8

16.97	11.33	232,838	1.06	1.96	1.06	11
16.09	9.56	238,975	1.06	1.95	1.06	11
15.48	11.32	274,224	1.07	1.85	1.07	7
14.33	7.98	399,784	1.07	1.56	1.07	8
14.16	(12.17)	469,295	1.07	0.83	1.07	8

17.44	12.16	420,418	0.31	2.71	0.31	11
16.51	10.40	386,975	0.31	2.73	0.31	11
15.86	12.17	358,021	0.32	2.68	0.32	7
14.67	8.84	333,425	0.32	2.31	0.32	8
14.47	(11.54)	325,811	0.32	1.59	0.32	8

17.42	12.38	66,744	0.06	3.03	0.06	11
16.50	10.75	41,680	0.06	2.97	0.06	11
15.84	12.39	34,547	0.07	2.94	0.07	7
14.66	9.11	28,843	0.08	2.31	0.08	8
14.46	(11.33)	48,661	0.07	1.84	0.07	8

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Investor Funds	15

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Investor Conservative Growth Fund
Class A
Year Ended June 30, 2026	$12.85	$0.41	$0.68	$1.09	$(0.43)	$(0.15)	$(0.58)
Year Ended June 30, 2025	12.42	0.40	0.67	1.07	(0.43)	(0.21)	(0.64)
Year Ended June 30, 2024	11.85	0.36	0.60	0.96	(0.36)	(0.03)	(0.39)
Year Ended June 30, 2023	12.00	0.29	0.27	0.56	(0.29)	(0.42)	(0.71)
Year Ended June 30, 2022	13.90	0.20	(1.62)	(1.42)	(0.30)	(0.18)	(0.48)
Class C
Year Ended June 30, 2026	12.77	0.34	0.67	1.01	(0.36)	(0.15)	(0.51)
Year Ended June 30, 2025	12.35	0.33	0.67	1.00	(0.37)	(0.21)	(0.58)
Year Ended June 30, 2024	11.78	0.28	0.62	0.90	(0.30)	(0.03)	(0.33)
Year Ended June 30, 2023	11.94	0.23	0.26	0.49	(0.23)	(0.42)	(0.65)
Year Ended June 30, 2022	13.83	0.13	(1.61)	(1.48)	(0.23)	(0.18)	(0.41)
Class I
Year Ended June 30, 2026	12.96	0.45	0.67	1.12	(0.46)	(0.15)	(0.61)
Year Ended June 30, 2025	12.52	0.43	0.68	1.11	(0.46)	(0.21)	(0.67)
Year Ended June 30, 2024	11.94	0.39	0.61	1.00	(0.39)	(0.03)	(0.42)
Year Ended June 30, 2023	12.08	0.33	0.27	0.60	(0.32)	(0.42)	(0.74)
Year Ended June 30, 2022	13.99	0.24	(1.64)	(1.40)	(0.33)	(0.18)	(0.51)
Class R6
Year Ended June 30, 2026	12.95	0.49	0.67	1.16	(0.50)	(0.15)	(0.65)
Year Ended June 30, 2025	12.51	0.47	0.68	1.15	(0.50)	(0.21)	(0.71)
Year Ended June 30, 2024	11.93	0.42	0.61	1.03	(0.42)	(0.03)	(0.45)
Year Ended June 30, 2023	12.08	0.36	0.26	0.62	(0.35)	(0.42)	(0.77)
Year Ended June 30, 2022	13.98	0.27	(1.63)	(1.36)	(0.36)	(0.18)	(0.54)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds and ETFs.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds and ETFs.
(f)	Does not include income and expenses of Underlying Funds and ETFs.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Investor Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)(f)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$13.36	8.66%	$2,854,187	0.57%	3.15%	0.57%	13%
12.85	8.81	2,845,050	0.56	3.15	0.57	11
12.42	8.28	2,835,901	0.57	3.00	0.57	8
11.85	4.86	2,877,376	0.57	2.49	0.57	5
12.00	(10.59)	2,998,252	0.57	1.50	0.57	8

13.27	8.09	185,153	1.07	2.62	1.07	13
12.77	8.24	223,681	1.06	2.62	1.06	11
12.35	7.77	279,824	1.07	2.40	1.07	8
11.78	4.28	469,916	1.07	1.95	1.07	5
11.94	(11.02)	615,133	1.07	0.98	1.07	8

13.47	8.86	1,021,190	0.31	3.41	0.32	13
12.96	9.09	827,548	0.31	3.39	0.31	11
12.52	8.57	694,360	0.32	3.24	0.32	8
11.94	5.18	637,396	0.32	2.75	0.32	5
12.08	(10.37)	633,390	0.32	1.75	0.32	8

13.46	9.14	402,403	0.06	3.72	0.06	13
12.95	9.37	92,683	0.06	3.72	0.07	11
12.51	8.85	38,570	0.06	3.51	0.07	8
11.93	5.36	35,363	0.07	2.99	0.07	5
12.08	(10.08)	35,822	0.07	1.99	0.07	8

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Investor Funds	17

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Investor Growth Fund
Class A
Year Ended June 30, 2026	$27.15	$0.35	$4.42	$4.77	$(0.50)	$(0.46)	$(0.96)
Year Ended June 30, 2025	24.95	0.32	2.69	3.01	(0.59)	(0.22)	(0.81)
Year Ended June 30, 2024	21.90	0.31	3.48	3.79	(0.30)	(0.44)	(0.74)
Year Ended June 30, 2023	20.71	0.27	2.59	2.86	(0.27)	(1.40)	(1.67)
Year Ended June 30, 2022	25.19	0.23	(3.56)	(3.33)	(0.68)	(0.47)	(1.15)
Class C
Year Ended June 30, 2026	24.10	0.18	3.91	4.09	(0.40)	(0.46)	(0.86)
Year Ended June 30, 2025	22.26	0.17	2.38	2.55	(0.49)	(0.22)	(0.71)
Year Ended June 30, 2024	19.63	0.16	3.12	3.28	(0.21)	(0.44)	(0.65)
Year Ended June 30, 2023	18.73	0.15	2.32	2.47	(0.17)	(1.40)	(1.57)
Year Ended June 30, 2022	22.94	0.09	(3.22)	(3.13)	(0.61)	(0.47)	(1.08)
Class I
Year Ended June 30, 2026	28.06	0.44	4.57	5.01	(0.57)	(0.46)	(1.03)
Year Ended June 30, 2025	25.76	0.39	2.78	3.17	(0.65)	(0.22)	(0.87)
Year Ended June 30, 2024	22.59	0.37	3.59	3.96	(0.35)	(0.44)	(0.79)
Year Ended June 30, 2023	21.30	0.33	2.67	3.00	(0.31)	(1.40)	(1.71)
Year Ended June 30, 2022	25.87	0.29	(3.66)	(3.37)	(0.73)	(0.47)	(1.20)
Class R6
Year Ended June 30, 2026	28.05	0.51	4.57	5.08	(0.64)	(0.46)	(1.10)
Year Ended June 30, 2025	25.75	0.46	2.78	3.24	(0.72)	(0.22)	(0.94)
Year Ended June 30, 2024	22.58	0.43	3.59	4.02	(0.41)	(0.44)	(0.85)
Year Ended June 30, 2023	21.29	0.39	2.66	3.05	(0.36)	(1.40)	(1.76)
Year Ended June 30, 2022	25.86	0.35	(3.66)	(3.31)	(0.79)	(0.47)	(1.26)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds and ETFs.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds and ETFs.
(f)	Does not include income and expenses of Underlying Funds and ETFs.
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Investor Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)(f)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$30.96	17.90%	$5,666,668	0.55%	1.23%	0.57%	4%
27.15	12.28	4,914,349	0.55	1.25	0.57	3
24.95	17.71	4,364,015	0.55	1.34	0.58	5
21.90	14.63	3,677,684	0.55	1.31	0.58	3
20.71	(14.03)	3,195,974	0.55	0.93	0.58	1

27.33	17.28	185,721	1.07	0.70	1.07	4
24.10	11.64	163,468	1.07	0.72	1.07	3
22.26	17.08	155,052	1.08	0.79	1.08	5
19.63	14.07	156,403	1.08	0.77	1.08	3
18.73	(14.49)	154,615	1.08	0.39	1.08	1

32.04	18.19	946,672	0.31	1.47	0.31	4
28.06	12.52	786,881	0.31	1.48	0.32	3
25.76	17.95	672,428	0.32	1.56	0.32	5
22.59	14.95	554,576	0.32	1.53	0.32	3
21.30	(13.82)	494,526	0.32	1.15	0.32	1

32.03	18.48	297,199	0.07	1.72	0.07	4
28.05	12.80	201,804	0.07	1.75	0.07	3
25.75	18.24	122,196	0.07	1.81	0.07	5
22.58	15.23	91,443	0.08	1.82	0.08	3
21.29	(13.62)	25,806	0.08	1.40	0.09	1

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Investor Funds	19

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Investor Growth & Income Fund
Class A
Year Ended June 30, 2026	$20.50	$0.42	$2.46	$2.88	$(0.49)	$(0.47)	$(0.96)
Year Ended June 30, 2025	19.25	0.39	1.70	2.09	(0.53)	(0.31)	(0.84)
Year Ended June 30, 2024	17.36	0.35	2.13	2.48	(0.35)	(0.24)	(0.59)
Year Ended June 30, 2023	16.81	0.30	1.47	1.77	(0.29)	(0.93)	(1.22)
Year Ended June 30, 2022	20.06	0.22	(2.62)	(2.40)	(0.50)	(0.35)	(0.85)
Class C
Year Ended June 30, 2026	19.62	0.29	2.36	2.65	(0.39)	(0.47)	(0.86)
Year Ended June 30, 2025	18.46	0.27	1.63	1.90	(0.43)	(0.31)	(0.74)
Year Ended June 30, 2024	16.67	0.24	2.05	2.29	(0.26)	(0.24)	(0.50)
Year Ended June 30, 2023	16.18	0.20	1.43	1.63	(0.21)	(0.93)	(1.14)
Year Ended June 30, 2022	19.34	0.12	(2.53)	(2.41)	(0.40)	(0.35)	(0.75)
Class I
Year Ended June 30, 2026	20.00	0.45	2.40	2.85	(0.54)	(0.47)	(1.01)
Year Ended June 30, 2025	18.80	0.42	1.67	2.09	(0.58)	(0.31)	(0.89)
Year Ended June 30, 2024	16.97	0.39	2.07	2.46	(0.39)	(0.24)	(0.63)
Year Ended June 30, 2023	16.45	0.33	1.45	1.78	(0.33)	(0.93)	(1.26)
Year Ended June 30, 2022	19.65	0.27	(2.57)	(2.30)	(0.55)	(0.35)	(0.90)
Class R6
Year Ended June 30, 2026	19.99	0.51	2.41	2.92	(0.60)	(0.47)	(1.07)
Year Ended June 30, 2025	18.80	0.47	1.66	2.13	(0.63)	(0.31)	(0.94)
Year Ended June 30, 2024	16.97	0.44	2.07	2.51	(0.44)	(0.24)	(0.68)
Year Ended June 30, 2023	16.45	0.38	1.44	1.82	(0.37)	(0.93)	(1.30)
Year Ended June 30, 2022	19.65	0.31	(2.57)	(2.26)	(0.59)	(0.35)	(0.94)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds and ETFs.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds and ETFs.
(f)	Does not include income and expenses of Underlying Funds and ETFs.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Investor Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)(f)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$22.42	14.39%	$4,906,360	0.55%	1.94%	0.57%	10%
20.50	11.05	4,484,627	0.55	1.95	0.57	8
19.25	14.58	4,121,869	0.55	1.97	0.58	8
17.36	11.14	3,621,965	0.55	1.78	0.58	8
16.81	(12.60)	3,302,595	0.55	1.16	0.58	4

21.41	13.80	90,989	1.07	1.41	1.07	10
19.62	10.48	90,881	1.07	1.42	1.07	8
18.46	13.98	98,625	1.07	1.38	1.08	8
16.67	10.62	127,954	1.07	1.23	1.07	8
16.18	(13.06)	144,027	1.07	0.61	1.08	4

21.84	14.64	384,475	0.31	2.17	0.32	10
20.00	11.32	342,126	0.31	2.18	0.32	8
18.80	14.83	304,026	0.32	2.20	0.32	8
16.97	11.47	264,025	0.32	1.99	0.32	8
16.45	(12.40)	263,812	0.32	1.39	0.32	4

21.84	14.98	110,133	0.06	2.42	0.06	10
19.99	11.54	73,477	0.06	2.43	0.07	8
18.80	15.11	59,899	0.07	2.51	0.07	8
16.97	11.76	28,107	0.07	2.31	0.07	8
16.45	(12.17)	33,009	0.07	1.62	0.07	4

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Investor Funds	21

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026
(Dollar values in thousands)
1. Organization
JPMorgan Trust II (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 4 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Investor Balanced Fund	Class A, Class C, Class I and Class R6	Diversified
JPMorgan Investor Conservative Growth Fund	Class A, Class C, Class I and Class R6	Diversified
JPMorgan Investor Growth Fund	Class A, Class C, Class I and Class R6	Diversified
JPMorgan Investor Growth & Income Fund	Class A, Class C, Class I and Class R6	Diversified
The investment objective of JPMorgan Investor Balanced Fund (“Investor Balanced Fund”) is to seek high total return consistent with the preservation of capital by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in equity and fixed income securities.
The investment objective of JPMorgan Investor Conservative Growth Fund (“Investor Conservative Growth Fund”) is to seek income and capital appreciation by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in fixed income and equity securities.
The investment objective of JPMorgan Investor Growth Fund (“Investor Growth Fund”) is to seek long-term capital appreciation by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in equity securities.
The investment objective of JPMorgan Investor Growth & Income Fund (“Investor Growth & Income Fund”) is to seek long-term capital appreciation and growth of income by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in equity securities.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I and Class R6 shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.

22	J.P. Morgan Investor Funds	June 30, 2026

This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date. Exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before NAVs of the Funds are calculated on a valuation date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Investor Balanced Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,914,045	$—	$—	$5,914,045

(a)	Please refer to the SOI for specifics of portfolio holdings.

Investor Conservative Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,463,687	$—	$—	$4,463,687

(a)	Please refer to the SOI for specifics of portfolio holdings.

Investor Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,100,308	$—	$—	$7,100,308

(a)	Please refer to the SOI for specifics of portfolio holdings.

Investor Growth & Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,497,449	$—	$—	$5,497,449

(a)	Please refer to the SOI for specifics of portfolio holdings.

June 30, 2026	J.P. Morgan Investor Funds	23

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of June 30, 2026, the Funds had no investments in restricted securities including securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Investment Transactions with Affiliates— The Funds invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuer listed in the tables below to be affiliated issuers. The Underlying Funds' and ETFs' distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Investor Balanced Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,236,450	$188,945	$49,604	$(6,240)	$(532)	$1,369,019	133,044	$54,649	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	638,431	92,773	23,043	(3,378)	1,953	706,736	97,750	34,073	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	55,096	3,865	3,359	(869)	4,153	58,886	8,802	3,864	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	58,187	2,509	26,754	12,701	14,690	61,333	1,103	802	28
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	70,687	19,794	30,357	5,846	23,561	89,531	3,366	2,679	—
JPMorgan Equity Income Fund Class R6 Shares (a)	169,595	18,118	22,651	826	16,543	182,431	6,577	3,205	14,912
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	65,106	4,732	11,660	3,409	4,735	66,322	1,476	2,492	—
JPMorgan Flexible Debt ETF (a)	—	51,162	—	—	321	51,483	1,021	1,592	—
JPMorgan Global Select Equity ETF (a)	142,699	1,685	12,222	1,292	13,784	147,238	2,068	1,768	—
JPMorgan High Yield Fund Class R6 Shares (a)	209,519	12,556	65,996	(3,347)	2,594	155,326	23,786	12,557	—
JPMorgan Income Fund Class R6 Shares (a)	289,929	36,505	14,615	(1,530)	(2,087)	308,202	36,302	17,875	—
JPMorgan International Equity Fund Class R6 Shares (a)	69,576	4,655	6,418	759	4,832	73,404	3,039	2,157	2,497
JPMorgan International Research Enhanced Equity ETF (a)	306,925	9,112	43,728	14,070	35,603	321,982	3,903	9,484	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	320,926	45,689	59,537	22,785	(5,840)	324,023	3,481	788	30,343
JPMorgan Large Cap Value Fund Class R6 Shares (a)	213,481	18,061	16,381	400	27,425	242,986	10,537	3,196	14,866
JPMorgan Limited Duration Bond ETF (a)	155,685	4,132	62,961	1,297	(1,299)	96,854	1,856	5,580	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	81,983	6,537	7,401	792	2,244	84,155	1,466	—	6,538
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	79,214	9,959	8,735	(447)	(1)	79,990	8,546	3,532	—
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	152,533	—	21,529	7,788	38,831	177,623	2,276	1,835	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	25,864	4,107	—	—	(410)	29,561	573	150	3,958
JPMorgan Small Cap Value Fund Class R6 Shares (a)	25,589	2,558	5,282	890	7,110	30,865	887	272	2,285
JPMorgan U.S. Equity Fund Class R6 Shares (a)	452,532	69,755	66,418	11,052	28,967	495,888	17,579	3,015	23,250
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	223,487	20,554	54,762	27,254	(229)	216,304	2,156	656	15,417

24	J.P. Morgan Investor Funds	June 30, 2026

Investor Balanced Fund (continued)
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	$60,121	$364,744	$378,129	$—	$—	$46,736	46,736	$2,216	$—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	285,041	31,607	46,388	4,943	32,912	308,115	5,984	2,680	13,158
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	47,141	588	48,214	—	485	—	—	589	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	170,114	21,051	9,928	(282)	8,097	189,052	4,693	2,988	18,061
Total	$5,605,911	$1,045,753	$1,096,072	$100,011	$258,442	$5,914,045		$174,694	$145,313

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
*	Non-income producing security.

Investor Conservative Growth Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,304,602	$357,564	$87,365	$(10,679)	$1,893	$1,566,015	152,188	$61,352	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	601,403	149,336	38,409	(6,421)	4,596	710,505	98,272	33,589	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	42,669	2,871	3,289	(828)	3,316	44,739	6,687	2,871	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	29,778	3,046	12,964	6,939	8,205	35,004	629	441	15
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	39,315	17,933	19,099	3,372	14,435	55,956	2,104	1,530	—
JPMorgan Equity Income Fund Class R6 Shares (a)	90,724	12,306	12,711	502	9,085	99,906	3,601	1,751	8,096
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	21,772	856	2,197	643	2,178	23,252	517	856	—
JPMorgan Flexible Debt ETF (a)	—	42,786	—	—	538	43,324	860	1,354	—
JPMorgan Global Select Equity ETF (a)	60,544	3,114	3,002	277	6,203	67,136	943	765	—
JPMorgan Government Bond Fund Class R6 Shares (a)	39,993	532	41,080	(1,572)	2,127	—	—	533	—
JPMorgan High Yield Fund Class R6 Shares (a)	158,990	16,656	48,036	(3,397)	2,744	126,957	19,442	9,649	—
JPMorgan Income Fund Class R6 Shares (a)	260,973	46,571	12,436	(1,386)	(1,983)	291,739	34,363	16,745	—
JPMorgan International Equity Fund Class R6 Shares (a)	39,750	7,303	6,042	319	3,214	44,544	1,845	1,259	1,457
JPMorgan International Research Enhanced Equity ETF (a)	169,564	23,647	31,019	5,987	22,862	191,041	2,316	5,334	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	116,686	33,196	22,535	2,932	3,571	133,850	1,438	304	11,698
JPMorgan Large Cap Value Fund Class R6 Shares (a)	66,429	8,450	9,745	416	8,236	73,786	3,200	988	4,549
JPMorgan Limited Duration Bond ETF (a)	232,091	6,180	77,138	2,301	(2,362)	161,072	3,086	8,325	—

June 30, 2026	J.P. Morgan Investor Funds	25

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
Investor Conservative Growth Fund (continued)
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	$58,006	$12,932	$7,679	$402	$2,428	$66,089	1,151	$—	$4,757
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	78,454	13,586	9,375	(453)	(41)	82,171	8,779	3,639	—
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	36,903	—	6,025	2,264	8,880	42,022	538	442	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	18,304	4,694	1,288	(433)	237	21,514	417	108	2,863
JPMorgan Small Cap Value Fund Class R6 Shares (a)	20,021	1,887	5,138	769	5,140	22,679	652	201	1,687
JPMorgan U.S. Equity Fund Class R6 Shares (a)	144,094	55,071	29,237	3,365	11,199	184,492	6,540	1,027	7,568
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	94,946	23,326	22,928	6,886	5,504	107,734	1,074	301	6,971
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	42,523	785,564	775,875	—	—	52,212	52,212	1,810	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	92,689	27,239	17,788	1,432	11,981	115,553	2,244	929	4,374
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	41,577	514	42,247	(24)	180	—	—	514	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	89,708	15,751	9,321	(113)	4,370	100,395	2,492	1,584	9,576
Total	$3,992,508	$1,672,911	$1,353,968	$13,500	$138,736	$4,463,687		$158,201	$63,611

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
*	Non-income producing security.

Investor Growth Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$458,635	$103,398	$15,339	$(2,170)	$(751)	$543,773	52,845	$21,045	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	85,852	14,107	—	—	(209)	99,750	13,796	4,624	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	25,492	1,817	—	—	1,563	28,872	4,316	1,817	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	150,211	2,516	44,398	8,801	71,627	188,757	3,393	2,431	84
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	124,672	15,184	7,034	1,014	54,572	188,408	7,083	5,140	—
JPMorgan Equity Income Fund Class R6 Shares (a)	182,104	19,986	—	—	20,297	222,387	8,017	3,601	16,385
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	139,623	5,488	—	—	18,379	163,490	3,638	5,489	—
JPMorgan Global Select Equity ETF (a)	209,870	—	11,088	1,407	20,896	221,085	3,104	2,652	—
JPMorgan High Yield Fund Class R6 Shares (a)	129,333	11,621	53,581	(1,948)	1,379	86,804	13,293	7,645	—
JPMorgan Income Fund Class R6 Shares (a)	28,950	4,551	—	—	(373)	33,128	3,902	1,819	—

26	J.P. Morgan Investor Funds	June 30, 2026

Investor Growth Fund (continued)
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan International Equity Fund Class R6 Shares (a)	$266,128	$17,803	$—	$—	$22,411	$306,342	12,685	$8,252	$9,551
JPMorgan International Focus Fund Class R6 Shares (a)	168,237	8,402	—	—	31,115	207,754	6,189	5,003	3,399
JPMorgan International Research Enhanced Equity ETF (a)	478,695	—	—	—	79,275	557,970	6,764	15,147	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	750,269	80,384	9,939	—	35,809	856,523	9,202	2,010	78,376
JPMorgan Large Cap Value Fund Class R6 Shares (a)	581,209	59,877	—	—	78,451	719,537	31,203	8,982	40,474
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	117,074	34,682	—	—	6,817	158,573	2,762	—	9,871
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	251,477	—	13,952	3,486	76,330	317,341	4,067	3,078	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	21,046	3,342	—	—	(334)	24,054	466	122	3,220
JPMorgan Small Cap Value Fund Class R6 Shares (a)	72,342	7,263	—	—	23,535	103,140	2,964	803	6,460
JPMorgan U.S. Equity Fund Class R6 Shares (a)	802,476	49,349	1,984	(78)	64,141	913,904	32,396	5,544	43,803
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	330,292	27,260	106,282	22,536	17,080	290,886	2,900	1,108	26,151
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	79,559	247,868	266,931	—	—	60,496	60,496	2,877	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	431,997	100,505	1,984	(30)	62,575	593,063	11,518	4,499	21,275
JPMorgan Value Advantage Fund Class R6 Shares (a)	182,739	22,612	—	—	8,920	214,271	5,320	3,210	19,402
Total	$6,068,282	$838,015	$532,512	$33,018	$693,505	$7,100,308		$116,898	$278,451

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
*	Non-income producing security.

Investor Growth & Income Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$780,378	$180,114	$33,781	$(4,482)	$(215)	$922,014	89,603	$35,684	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	350,416	80,372	12,717	(2,289)	1,239	417,021	57,679	19,450	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	24,242	1,729	—	—	1,486	27,457	4,104	1,728	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	99,937	1,300	52,519	16,902	25,091	90,711	1,631	1,256	44
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	76,094	10,944	20,836	4,471	27,047	97,720	3,674	3,004	—
JPMorgan Equity Income Fund Class R6 Shares (a)	159,803	17,513	8,558	351	17,026	186,135	6,710	3,135	14,378

June 30, 2026	J.P. Morgan Investor Funds	27

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
Investor Growth & Income Fund (continued)
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	$68,905	$2,709	$6,929	$1,757	$6,978	$73,420	1,634	$2,709	$—
JPMorgan Global Select Equity ETF (a)	143,117	5,615	—	—	15,795	164,527	2,310	1,808	—
JPMorgan High Yield Fund Class R6 Shares (a)	174,010	10,725	41,280	(3,291)	2,671	142,835	21,874	10,724	—
JPMorgan Income Fund Class R6 Shares (a)	202,845	36,711	9,157	(1,084)	(1,546)	227,769	26,828	12,870	—
JPMorgan International Equity Fund Class R6 Shares (a)	95,061	6,359	5,281	312	7,582	104,033	4,308	2,948	3,412
JPMorgan International Focus Fund Class R6 Shares (a)	68,288	3,410	9,717	2,125	10,239	74,345	2,214	2,031	1,380
JPMorgan International Research Enhanced Equity ETF (a)	284,388	—	21,286	6,725	39,646	309,473	3,752	8,999	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	535,194	66,475	89,932	30,084	(3,027)	538,794	5,788	1,288	49,922
JPMorgan Large Cap Value Fund Class R6 Shares (a)	326,517	35,422	—	—	44,589	406,528	17,629	5,053	22,738
JPMorgan Limited Duration Bond ETF (a)	47,953	—	48,062	768	(659)	—	—	1,062	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	77,724	6,554	—	—	3,191	87,469	1,523	—	6,554
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	48,774	5,826	26,907	(1,358)	1,111	27,446	2,932	2,002	—
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	171,463	—	17,768	5,620	47,718	207,033	2,653	2,099	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	25,837	4,103	—	—	(410)	29,530	573	150	3,954
JPMorgan Small Cap Value Fund Class R6 Shares (a)	31,708	3,158	10,690	4,481	4,492	33,149	953	326	2,832
JPMorgan U.S. Equity Fund Class R6 Shares (a)	490,383	73,280	59,320	3,124	40,158	547,625	19,412	3,277	25,440
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	190,141	14,168	38,885	5,655	17,267	188,346	1,878	577	13,591
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	42,229	285,669	285,805	—	—	42,093	42,093	2,043	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	313,271	25,171	24,182	1,121	40,521	355,902	6,912	3,095	15,428
JPMorgan Value Advantage Fund Class R6 Shares (a)	169,582	20,983	2,726	12	8,223	196,074	4,868	2,979	18,005
Total	$4,998,260	$898,310	$826,338	$71,004	$356,213	$5,497,449		$130,297	$177,678

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
*	Non-income producing security.
D. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Distributions of net investment income and realized capital gains from the Underlying Funds and ETFs are recorded on the ex-dividend date.
E. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

28	J.P. Morgan Investor Funds	June 30, 2026

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended June 30, 2026, are as follows:
	Class A	Class C	Class I	Class R6	Total
Investor Balanced Fund
Transfer agency fees	$318	$13	$15	$2	$348
Investor Conservative Growth Fund
Transfer agency fees	169	8	31	3	211
Investor Growth Fund
Transfer agency fees	577	18	27	19	641
Investor Growth & Income Fund
Transfer agency fees	418	10	16	3	447
The Funds invested in Underlying Funds and ETFs and, as a result bear a portion of the expenses incurred by these Underlying Funds and ETFs. These expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of affiliated Underlying Funds and ETFs are waived as described in Note 3.F.
F. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
For the year ended June 30, 2026, the Funds did not pay any significant foreign, federal or state and local income taxes.
G. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least quarterly, except for Investor Conservative Growth Fund, for which distributions are generally declared and paid at least monthly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Investor Balanced Fund	$—	$17,896	$(17,896)
Investor Conservative Growth Fund	—	6,706	(6,706)
Investor Growth Fund	—	33,827	(33,827)
Investor Growth & Income Fund	—	20,330	(20,330)
The reclassifications for the Funds relate primarily to tax adjustments on certain investments.
H. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.

June 30, 2026	J.P. Morgan Investor Funds	29

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
I. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Funds' net assets or results of operations.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.05% of the Funds' average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. The Administrator does not receive a fee for these services.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2026, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Investor Balanced Fund	$107	$— (a)
Investor Conservative Growth Fund	34	— (a)
Investor Growth Fund	234	5
Investor Growth & Income Fund	115	— (a)

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I
0.25%	0.25%	0.25%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.

30	J.P. Morgan Investor Funds	June 30, 2026

E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R6
JPMorgan Investor Balanced Fund	n/a	n/a	n/a	n/a
JPMorgan Investor Conservative Growth Fund	n/a	n/a	n/a	n/a
JPMorgan Investor Growth Fund	0.55%	n/a	n/a	n/a
JPMorgan Investor Growth & Income Fund	0.55	n/a	n/a	n/a
The expense limitation agreements were in effect for the year ended June 30, 2026 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2026.
The Underlying Funds and ETFs may impose separate advisory and service fees. To avoid charging a service fee at an effective rate above 0.25% for Class A, Class C and Class I Shares, JPMDS will voluntarily waive service fees with respect to the Funds in an amount equal to the weighted average pro-rata amount of service fees charged by the Underlying Funds and ETFs up to 0.25% for Class A, Class C and Class I Shares. These waivers may be in addition to any waivers required to meet the Funds’ contractual expense limitations, but will not exceed the Funds’ service fees. The Funds did not have any voluntary fee waivers during the year ended June 30, 2026.
For the year ended June 30, 2026, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Service Fees	Total
Investor Balanced Fund	$— (a)	$—	$— (a)
Investor Conservative Growth Fund	— (a)	—	— (a)
Investor Growth Fund	— (a)	1,145	1,145
Investor Growth & Income Fund	— (a)	957	957

(a)	Amount rounds to less than one thousand.
Additionally, the Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the applicable Fund’s investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these Affiliated Money Market Funds for the year ended June 30, 2026 were as follows:

Investor Balanced Fund	$63
Investor Conservative Growth Fund	50
Investor Growth Fund	82
Investor Growth & Income Fund	58
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

June 30, 2026	J.P. Morgan Investor Funds	31

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
4. Investment Transactions
During the year ended June 30, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Investor Balanced Fund	$632,796	$669,732
Investor Conservative Growth Fund	846,338	537,084
Investor Growth Fund	590,146	265,580
Investor Growth & Income Fund	612,639	540,531
During the year ended June 30, 2026, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Investor Balanced Fund	$4,482,934	$1,552,199	$121,088	$1,431,111
Investor Conservative Growth Fund	3,966,354	656,057	158,724	497,333
Investor Growth Fund	4,402,306	2,728,066	30,064	2,698,002
Investor Growth & Income Fund	3,765,702	1,794,821	63,074	1,731,747
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2026 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Investor Balanced Fund	$168,040	$162,664	$330,704
Investor Conservative Growth Fund	147,366	43,718	191,084
Investor Growth Fund	116,222	104,081	220,303
Investor Growth & Income Fund	126,953	109,382	236,335

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

32	J.P. Morgan Investor Funds	June 30, 2026

The tax character of distributions paid during the year ended June 30, 2025 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Investor Balanced Fund	$176,170	$135,307	$311,477
Investor Conservative Growth Fund	140,375	60,116	200,491
Investor Growth Fund	131,447	46,223	177,670
Investor Growth & Income Fund	132,791	68,938	201,729

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of June 30, 2026, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Investor Balanced Fund	$14,184	$170,993	$1,431,111
Investor Conservative Growth Fund	9,011	65,063	497,333
Investor Growth Fund	2,915	278,024	2,698,002
Investor Growth & Income Fund	7,319	196,655	1,731,747

The cumulative timing differences primarily consist of wash sale loss deferrals.
As of June 30, 2026, the Funds did not have any net capital loss carryforwards.
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to the Trust and may be relied upon by the Funds because the Funds and the series of the Trust are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended June 30, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2026.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

June 30, 2026	J.P. Morgan Investor Funds	33

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 4, 2026, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended June 30, 2026.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of June 30, 2026, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Investor Balanced Fund	1	61.0%	1	25.1%
Investor Conservative Growth Fund	1	47.5	2	35.4
Investor Growth Fund	1	40.3	1	33.1
Investor Growth & Income Fund	1	43.7	1	38.2
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of June 30, 2026, the Funds owned in the aggregate, shares representing more than 10% of the net assets of the following Underlying Funds and ETFs:
% of Net Assets
JPMorgan U.S. GARP Equity Fund	50.5%
JPMorgan Europe Dynamic Fund	45.3
JPMorgan Large Cap Value Fund	28.0
JPMorgan Small & Mid Cap Enhanced Equity ETF	25.8
JPMorgan Emerging Markets Research Enhanced Equity Fund	19.9
JPMorgan International Focus Fund	17.2
JPMorgan Emerging Markets Debt Fund	16.5
JPMorgan Small Cap Value Fund	14.4
JPMorgan International Research Enhanced Equity ETF	12.4
JPMorgan U.S. Research Enhanced Equity Fund	11.5
JPMorgan International Equity Fund	10.2
Because of the Funds’ investments in Underlying Funds and ETFs, the Funds indirectly pay a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Funds may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Funds are also subject to certain risks related to the Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector or market.
The Funds invest in ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indices, as well as indices relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).
In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.

34	J.P. Morgan Investor Funds	June 30, 2026

Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

June 30, 2026	J.P. Morgan Investor Funds	35

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust II and Shareholders of JPMorgan Investor Balanced Fund, JPMorgan Investor Conservative Growth Fund, JPMorgan Investor Growth Fund and JPMorgan Investor Growth & Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Investor Balanced Fund, JPMorgan Investor Conservative Growth Fund, JPMorgan Investor Growth Fund and JPMorgan Investor Growth & Income Fund (four of the funds constituting JPMorgan Trust II, hereafter collectively referred to as the “Funds”) as of June 30, 2026, the related statements of operations for the year ended June 30, 2026, the statements of changes in net assets for each of the two years in the period ended June 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2026 and each of the financial highlights for each of the five years in the period ended June 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, transfer agent, and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
New York, New York
August 27, 2026
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

36	J.P. Morgan Investor Funds	June 30, 2026

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended June 30, 2026. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2026. The information necessary to complete your income tax returns for the calendar year ending December 31, 2026 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2026:
Dividends Received Deduction
JPMorgan Investor Balanced Fund	13.56%
JPMorgan Investor Conservative Growth Fund	6.47
JPMorgan Investor Growth Fund	32.33
JPMorgan Investor Growth & Income Fund	20.42
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2026:
Long-Term Capital Gain Distribution
JPMorgan Investor Balanced Fund	$162,664
JPMorgan Investor Conservative Growth Fund	43,718
JPMorgan Investor Growth Fund	104,081
JPMorgan Investor Growth & Income Fund	109,382
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2026:
Qualified Dividend Income
JPMorgan Investor Balanced Fund	$56,118
JPMorgan Investor Conservative Growth Fund	33,317
JPMorgan Investor Growth Fund	85,944
JPMorgan Investor Growth & Income Fund	58,062
Foreign Source Income and Foreign Tax Credit Pass Through
For the fiscal year ended June 30, 2026, the Funds intend to elect to pass through to shareholders taxes paid to foreign countries. Gross income and foreign tax expenses cannot be quantified until Underlying Funds and ETFs complete reporting for the calendar year in progress. Amounts for the fiscal year ended June 30, 2026 will be disclosed in the semi-annual report for the period ended December 31, 2026.

June 30, 2026	J.P. Morgan Investor Funds	37

THIS PAGE IS INTENTIONALLY LEFT BLANK

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. June 2026.
AN-INV-626

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer

September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer

September 8, 2026

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer

September 8, 2026